File No. 333-_______

As filed with the SEC on March 14, 2014

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. __

Post-Effective Amendment No. __

(Check appropriate box or boxes)

FEDERATED TOTAL RETURN SERIES, INC.

(Exact Name of Registrant as Specified in Charter)

1-800-341-7400

(Area Code and Telephone Number)

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

Copies to:

Thomas A. Early, Esquire

Goodwin Procter LLP

601 S. Figueroa St.

41st Floor

Los Angeles, CA 90017

Acquisition of the assets of

Huntington Fixed Income Securities Fund, Class A Shares and Institutional Shares,

a portfolio of the Huntington Funds,

by and in exchange for Federated Total Return Bond Fund, Class A Shares and Institutional Shares,

a portfolio of Federated Total Return Series, Inc.

Acquisition of the assets of

Huntington Mortgage Securities Fund, Class A Shares and Institutional Shares,

a portfolio of the Huntington Funds,

by and in exchange for Federated Mortgage Fund, Service Shares and Institutional Shares,

a portfolio of Federated Total Return Series, Inc.

Approximate Date of Proposed Public Offering: As soon as

practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

Title of Securities Being Registered:

Class A Shares and Institutional Shares

without par value,

of Federated Total Return Bond Fund and

Service Shares and Institutional Shares

without par value,

of Federated Mortgage Fund.

It is proposed that this filing will become effective

on April 14, 2014 pursuant to Rule 488.

No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

Prospectus/Proxy Statement–
Please Vote Today!

Huntington Fixed Income Securities Fund; Huntington Intermediate Government Income Fund; Huntington Mortgage Securities Fund; Huntington Ohio Tax-Free Fund; Huntington Short/Intermediate Fixed Income Securities Fund.

Time is of the essence. Voting only takes a few minutes and your participation is important! We recommend that you read the Proxy Statement in its entirety; the explanation will help you decide on the vote. Thank you in advance for your vote.

Each of the above-referenced Huntington Funds (each a “Huntington Fund”) will hold a special meeting of shareholders on May 16, 2014. Please refer to the enclosed Prospectus/Proxy Statement as well as the highlighted information below for details on the proposal.

Why am I being asked to vote?

Certain mutual funds are required to obtain shareholders’ votes for certain types of events, like the one described here and in the accompanying Prospectus/Proxy Statement. As a shareholder, you have a right to vote on these events, and we urge you to do so. A prompt response will save the expense of additional follow-up mailings and solicitations.

What is the proposal?

The proposal is to reorganize each Huntington Fund into a corresponding Federated Fund with similar investment objectives and/or strategies (each a “Reorganization”).

Why has the Board of Trustees recommended that I vote in favor of the proposal?

•	The Board of Trustees of the Huntington Funds recommends you vote in favor of the proposal because it believes that the Reorganization is in the best interests of each Huntington Fund and its shareholders.
•	After the Reorganization, shareholders of each Huntington Fund will be invested in a more viable corresponding Federated Fund with a larger asset pool, stable asset flows over the long term, more favorable expenses and similar investment objectives and/or strategies.

Please see the section entitled “Summary—Reasons for the Proposed Reorganization” in the Prospectus/Proxy Statement for more information.

Who are the Federated Funds?

•	Federated Investors, Inc. is one of the largest investment management organizations in the United States. Through its advisory subsidiaries, Federated advises 135 funds and manages more than $376 billion in assets under management as of December 31, 2013. Federated has provided asset management services for institutional and individual investors since 1955. (Please refer to “Summary – Fund Management” in the attached Prospectus/Proxy Statement for more information.)

How will the Reorganization affect my investment?

If the Reorganization is approved by the shareholders of the Huntington Fund in which you are a shareholder and the Reorganization is consummated, you will receive shares of the corresponding surviving Federated Fund with a total dollar value equal to the total dollar value of the Huntington Fund shares that you own at the time of the Reorganization. The cash value of your investment will not change as a result of the Reorganization and you will not have to pay any sales charge in connection with the transfer of your assets.

If you own shares of:	Share Class	You will receive shares of:	Share Class
Huntington Fixed Income Securities Fund	A	Federated Total Return Bond Fund, a portfolio of Total Return Series, Inc.	A
	Institutional		Institutional
Huntington Intermediate Government Income Fund	A	Federated Total Return Government Bond Fund	Service
	Institutional		Institutional
Huntington Mortgage Securities Fund	A	Federated Mortgage Fund, a portfolio of Total Return Series, Inc.	Service
	Institutional		Institutional
Huntington Ohio Tax-Free Fund	A	Federated Ohio Municipal Income Fund, a portfolio of Federated Municipal Series Income Trust	A
	Institutional		A
Huntington Short/Intermediate Fixed Income Securities Fund	A	Federated Short-Intermediate Total Return Bond Fund, a portfolio of Federated Institutional Trust	A
	Institutional		Institutional

•	The Reorganization is expected to be a tax-free reorganization under the Internal Revenue Code of 1986, as amended.
•	Each Huntington Fund will distribute any undistributed income and realized capital gains accumulated prior to the Reorganization to its shareholders. These distributions, if any, will be taxable.

When will the Reorganization occur?

Assuming shareholder approval is obtained, the Reorganization with respect to each Huntington Fund is currently expected to occur after the close of business on or about May 16, 2014.

Will my current account options transfer over to my new account?

Yes, these servicing features will transfer automatically to your Federated Fund account. However, if you participate in a systematic investment program you will receive a communication requesting that you confirm your continued participation in such a plan. Also, if you designated a Huntington Fund as a an investment in a Traditional IRA or Roth IRA that you established through the Huntington Funds, the custodian of your account will change and you will receive separate communications as well; you should review the section of the attached Prospectus/Proxy Statement entitled “Summary” carefully for additional information regarding your Traditional IRA or Roth IRA.

Who will pay for the Reorganization?

Fees and expenses incurred as a direct result of each Reorganization will be paid by the investment advisers to the Huntington Funds and the Federated Funds, Huntington Asset Advisors, Inc. and Federated Investment Management Company, respectively, and/or their respective affiliates. To the extent that any disposal of portfolio securities is determined to be necessary in connection with the Reorganizations, the Huntington Funds may dispose of certain securities and acquire replacement securities, and incur related transaction costs, prior to the Reorganizations being consummated. (Please refer to “Information About the Reorganizations – Costs of Reorganizations” in the attached Prospectus/Proxy Statement for further information.)

What should I do in connection with the Reorganization?

Please vote your shares today. If the Reorganization for your Huntington Fund is approved and consummated, your shares in the Huntington Fund in which you are a shareholder will automatically be exchanged for shares of the corresponding Federated Fund. Please do not attempt to make the Reorganization exchange yourself.

How do I vote?

There are several ways in which you can cast your vote:

•	Online – Use the web address on the ballot;
•	Telephone – Use the toll-free telephone number on the ballot;
•	Mail – Complete and return the ballot in the enclosed postage paid envelope; or
•	In Person at the May 16, 2014 meeting.

If you:

1. Sign and return the proxy card without indicating a preference, your vote will be cast “for” the proposal.

2. Do not respond at all, we may contact you by telephone to request that you cast your vote.

Whom do I call if I have questions about this Prospectus/Proxy Statement?

Please don’t hesitate to contact your Investment Professional or call us toll-free at 1-800-XXX-XXXX.

Thank you in advance for your vote.

After careful consideration, the Board of Trustees of The Huntington Funds has unanimously approved this proposal with respect to each Huntington Fund. The Board of Trustees recommends that you read the enclosed materials carefully and vote FOR the proposal.

THE HUNTINGTON FUNDS

Huntington Fixed Income Securities Fund

Huntington Intermediate Government Income Fund

Huntington Mortgage Securities Fund

Huntington Ohio Tax-Free Fund

Huntington Short/Intermediate Fixed Income Securities Fund

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

TO BE HELD MAY 16, 2014

TO SHAREHOLDERS OF HUNTINGTON FIXED INCOME SECURITIES FUND, HUNTINGTON INTERMEDIATE GOVERNMENT INCOME FUND, HUNTINGTON MORTGAGE SECURITIES FUND, HUNTINGTON OHIO TAX-FREE FUND, and HUNTINGTON SHORT/INTERMEDIATE FIXED INCOME SECURITIES FUND:

A special meeting of the shareholders of HUNTINGTON FIXED INCOME SECURITIES FUND, HUNTINGTON INTERMEDIATE GOVERNMENT INCOME FUND, HUNTINGTON MORTGAGE SECURITIES FUND, HUNTINGTON OHIO TAX-FREE FUND, and HUNTINGTON SHORT/INTERMEDIATE FIXED INCOME SECURITIES FUND (“Special Meeting”), each a portfolio of The Huntington Funds, will be held at 2960 North Meridian Street, Indianapolis, IN 46208 at 10:00 a.m. (Eastern time), on May 16, 2014, for the following purposes:

1.	For shareholders of Huntington Fixed Income Securities Fund, to approve or disapprove a proposed Agreement and Plan of Reorganization pursuant to which Federated Total Return Bond Fund, a portfolio of Federated Total Return Series, Inc., would acquire all (or substantially all) of the assets of Huntington Fixed Income Securities Fund, a portfolio of The Huntington Funds, in exchange for Class A Shares and Institutional Shares of Federated Total Return Bond Fund to be distributed pro rata by Huntington Fixed Income Securities Fund to its shareholders of Class A Shares and Institutional Shares, in complete liquidation and termination of Huntington Fixed Income Securities Fund;
2.	For shareholders of Huntington Intermediate Government Income Fund, to approve or disapprove a proposed Agreement and Plan of Reorganization pursuant to which Federated Total Return Government Bond Fund would acquire all (or substantially all) of the assets of Huntington Intermediate Government Income Fund, a portfolio of The Huntington Funds, in exchange for Service Shares and Institutional Shares of Federated Total Return Government Bond Fund to be distributed pro rata by Huntington Intermediate Government Income Fund to its shareholders of Class A Shares and Institutional Shares, in complete liquidation and termination of Huntington Intermediate Government Income Fund;
3.	For shareholders of Huntington Mortgage Securities Fund, to approve or disapprove a proposed Agreement and Plan of Reorganization pursuant to which Federated Mortgage Fund, a portfolio of Federated Total Return Series, Inc., would acquire all of the assets (or substantially all) of Huntington Mortgage Securities Fund, a portfolio of The Huntington Funds, in exchange for Service Shares and Institutional Shares of Federated Mortgage Fund to be distributed pro rata by Huntington Mortgage Securities Fund to its shareholders of Class A Shares and Institutional Shares, in complete liquidation and termination of Huntington Mortgage Securities Fund;
4.	For shareholders of Huntington Ohio Tax-Free Fund, to approve or disapprove a proposed Agreement and Plan of Reorganization pursuant to which Federated Ohio Municipal Income Fund, a portfolio of Federated Municipal Securities Income Trust, would acquire all (or substantially all) of the assets of Huntington Ohio Tax-Free Fund, a portfolio of The Huntington Funds, in exchange for Class A Shares of Federated Ohio Municipal Income Fund to be distributed pro rata by Huntington Ohio Tax-Free Fund to its shareholders of Class A Shares and Institutional Shares, in complete liquidation and termination of Huntington Ohio Tax-Free Fund; and
5.	For shareholders of Huntington Short/Intermediate Fixed Income Securities Fund, to approve or disapprove a proposed Agreement and Plan of Reorganization pursuant to which Federated Short-Intermediate Total Return Bond Fund, a portfolio of Federated Institutional Trust, would acquire all (or substantially all) of the assets of Huntington Short/Intermediate Fixed Income Securities Fund, a portfolio of The Huntington Funds, in exchange for Class A Shares and Institutional Shares of Federated Short-Intermediate Total Return Bond Fund to be distributed pro rata by Huntington Short/Intermediate Fixed Income Securities Fund to its shareholders of Class A Shares and Institutional Shares, in complete liquidation and termination of Huntington Short/Intermediate Fixed Income Securities Fund.

The Huntington Funds’ Board of Trustees has fixed March 31, 2014 as the record date for determination of shareholders entitled to vote at the special meeting.

By Order of The Huntington Funds’ Board of Trustees,

Jay S. Fitton

Secretary

April 18, 2014

YOU CAN HELP AVOID THE NECESSITY OF SENDING FOLLOW-UP LETTERS TO ENSURE A QUORUM BY PROMPTLY SIGNING AND RETURNING THE ENCLOSED PROXY CARD. IF YOU ARE UNABLE TO ATTEND THE MEETING, PLEASE MARK, SIGN, DATE AND RETURN THE ENCLOSED PROXY CARD SO THAT THE NECESSARY QUORUM MAY BE REPRESENTED AT THE SPECIAL MEETING. THE ENCLOSED ENVELOPE REQUIRES NO POSTAGE IF MAILED IN THE UNITED STATES.

PROSPECTUS/PROXY STATEMENT

April 14, 2014

RELATING TO THE ACQUISITION OF THE ASSETS OF

HUNTINGTON FIXED INCOME SECURITIES FUND

Class A Shares

Institutional Shares

HUNTINGTON INTERMEDIATE GOVERNMENT INCOME FUND

Class A Shares

Institutional Shares

HUNTINGTON MORTGAGE SECURITIES FUND

Class A Shares

Institutional Shares

HUNTINGTON OHIO TAX-FREE FUND

Class A Shares

Institutional Shares

HUNTINGTON SHORT/INTERMEDIATE FIXED INCOME SECURITIES FUND

Class A Shares

Institutional Shares

each a portfolio of THE HUNTINGTON FUNDS

2960 North Meridian Street

Indianapolis, IN 46208

Telephone No: 1-800-253-0412

By and in exchange for Shares of

FEDERATED TOTAL RETURN BOND FUND

a portfolio of Federated Total Return Series, Inc.

Class A Shares

Institutional Shares

FEDERATED TOTAL RETURN GOVERNMENT BOND FUND

Service Shares

Institutional Shares

FEDERATED MORTGAGE FUND

a portfolio of Federated Total Return Series, Inc.

Service Shares

Institutional Shares

FEDERATED OHIO MUNICIPAL INCOME FUND

a portfolio of Federated Municipal Securities Income Trust

Class A Shares

FEDERATED SHORT-INTERMEDIATE TOTAL RETURN BOND FUND

a portfolio of Federated Institutional Trust

Class A Shares

Institutional Shares

Federated Investors Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

Telephone No: 1-800-341-7400

This Prospectus/Proxy Statement describes the proposals for five reorganizations (“Reorganizations”) under five separate Agreements and Plans of Reorganization (each a “Plan”), upon which shareholders of the funds described below will be asked to vote at a Special Meeting to be held at 2960 North Meridian Street, Indianapolis, IN 46208, at 10:00 a.m. (Eastern time), on May 16, 2014. Pursuant to the Reorganizations, certain portfolios (each, a “Huntington Fund” and collectively, as applicable, the “Huntington Funds”) of The Huntington Funds (the “Huntington Trust”) as described in the chart below would transfer all of their assets (other than any deferred or prepaid expenses shown as an asset on the books of the Huntington Funds on the day the Reorganizations are consummated (“Closing Date”), which deferred or prepaid expenses (if any) will not be acquired) to certain corresponding portfolios (each, a “Federated Fund” and, collectively, as applicable, the “Federated Funds”) of Federated Total Return Series, Inc., Federated Total Return Government Bond Fund, Federated Municipal Securities Income Trust and Federated Institutional Trust (each a “Federated Registrant” and, collectively, as applicable, the “Federated Registrants”) in exchange for shares of certain classes of the respective Federated Funds as set forth in the chart below:

Reorganizing Funds	Surviving Funds
Huntington Fixed Income Securities Fund	Federated Total Return Bond Fund, a portfolio of Federated Total Return Series, Inc.
Class A Shares	Class A Shares
Institutional Shares	Institutional Shares
Huntington Intermediate Government Income Fund	Federated Total Return Government Bond Fund
Class A Shares	Service Shares
Institutional Shares	Institutional Shares
Huntington Mortgage Securities Fund	Federated Mortgage Fund, a portfolio of Federated Total Return Series, Inc.
Class A Shares	Service Shares
Institutional Shares	Institutional Shares
Huntington Ohio Tax-Free Fund	Federated Ohio Municipal Income Fund, a portfolio of Federated Municipal Securities Income Trust
Class A Shares	Class A Shares
Institutional Shares	Class A Shares
Huntington Short/Intermediate Fixed Income Securities Fund	Federated Short-Intermediate Total Return Bond Fund, a portfolio of Federated Institutional Trust
Class A Shares	Class A Shares
Institutional Shares	Institutional Shares

The Huntington Funds and the Federated Funds are sometimes referred to individually as a “Fund” and collectively as the “Funds.”

The Proposals and the shareholders entitled to vote on them are as follows:

1) For shareholders of Huntington Fixed Income Securities Fund, to approve or disapprove a proposed Agreement and Plan of Reorganization pursuant to which Federated Total Return Bond Fund, a portfolio of Federated Total Return Series, Inc., would acquire all (or substantially all) of the assets of Huntington Fixed Income Securities Fund, a portfolio of The Huntington Funds, in exchange for Class A Shares and Institutional Shares of Federated Total Return Bond Fund to be distributed pro rata by Huntington Fixed Income Securities Fund to its shareholders of Class A Shares and Institutional Shares, in complete liquidation and termination of Huntington Fixed Income Securities Fund;

2) For shareholders of Huntington Intermediate Government Income Fund, to approve or disapprove a proposed Agreement and Plan of Reorganization pursuant to which Federated Total Return Government Bond Fund would acquire all (or substantially all) of the assets of Huntington Intermediate Government Income Fund, a portfolio of The Huntington Funds, in exchange for Service Shares and Institutional Shares of Federated Total Return Government Bond Fund to be distributed pro rata by Huntington Intermediate Government Income Fund to its shareholders of Class A Shares and Institutional Shares, in complete liquidation and termination of Huntington Intermediate Government Income Fund;

3) For shareholders of Huntington Mortgage Securities Fund, to approve or disapprove a proposed Agreement and Plan of Reorganization pursuant to which Federated Mortgage Fund, a portfolio of Federated Total Return Series, Inc., would acquire all of the assets (or substantially all) of Huntington Mortgage Securities Fund, a portfolio of The Huntington Funds, in exchange for Service Shares and Institutional Shares of Federated Mortgage Fund to be distributed pro rata by Huntington Mortgage Securities Fund to its shareholders of Class A Shares and Institutional Shares, in complete liquidation and termination of Huntington Mortgage Securities Fund;

4) For shareholders of Huntington Ohio Tax-Free Fund, to approve or disapprove a proposed Agreement and Plan of Reorganization pursuant to which Federated Ohio Municipal Income Fund, a portfolio of Federated Municipal Securities Income Trust, would acquire all (or substantially all) of the assets of Huntington Ohio Tax-Free Fund, a portfolio of The Huntington Funds, in exchange for Class A Shares of Federated Ohio Municipal Income Fund to be distributed pro rata by Huntington Ohio Tax-Free Fund to its shareholders of Class A Shares and Institutional Shares, in complete liquidation and termination of Huntington Ohio Tax-Free Fund; and

5) For shareholders of Huntington Short/Intermediate Fixed Income Securities Fund, to approve or disapprove a proposed Agreement and Plan of Reorganization pursuant to which Federated Short-Intermediate Total Return Bond Fund, a portfolio of Federated Institutional Trust, would acquire all (or substantially all) of the assets of Huntington Short/Intermediate Fixed Income Securities Fund, a portfolio of The Huntington Funds, in exchange for Class A Shares and Institutional Shares of Federated Short-Intermediate Total Return Bond Fund to be distributed pro rata by Huntington Short/Intermediate Fixed Income Securities Fund to its shareholders of Class A Shares and Institutional Shares, in complete liquidation and termination of Huntington Short/Intermediate Fixed Income Securities Fund.

The separate Plans for the Funds are similar, and a form of such Plans is attached as Annex A. Under each Plan, the applicable Huntington Fund will transfer all of its assets (except that any deferred or prepaid expenses shown as an asset on the books of the Huntington Fund, which currently are not expected to be material in amount when the Reorganizations are consummated on the Closing Date, will not be acquired) to the corresponding Federated Fund in exchange for shares of the applicable share class(es) of the corresponding Federated Fund. The shares of the applicable Federated Fund then will be distributed pro rata by each corresponding Huntington Fund to its shareholders in complete liquidation and termination of such Huntington Fund. The Federated Funds will be the accounting survivors in the Reorganizations. As a result of the Reorganizations, each owner of shares of a Huntington Fund will become the owner of shares of the corresponding Federated Fund having a total NAV equal to the total NAV of his or her holdings in the applicable Huntington Fund on the Closing Date. At the time of the Reorganizations, the value of the assets of each Huntington Fund will be determined in accordance with the corresponding Federated Fund’s valuation procedures. (Please refer to “Information About the Reorganizations – Description of the Agreements and Plans of Reorganization” for a discussion of the potential impact of utilizing the corresponding Federated Fund’s valuation procedures.) After the liquidating distributions are made by the Huntington Funds, the Huntington Funds will have no shares of beneficial interest outstanding. Any certificates representing shares of a Huntington Fund, if any, should be turned in to the applicable Huntington Fund and will be canceled by the Huntington Fund upon consummation of its Reorganization. The Huntington Funds may stop accepting new accounts and/or investments from existing accounts a few days prior to the Closing Date of the Reorganizations in order to facilitate the transfer of their portfolio securities to the corresponding Federated Funds as part of the Reorganizations. As soon as practicable after the distribution and liquidation of the Huntington Funds described above, the Huntington Trust will take steps to wind-down the Huntington Funds’ affairs and to have the Huntington Funds’ existence dissolved and terminated in accordance with applicable law and other applicable requirements. The Reorganizations will result in a complete liquidation, dissolution and termination of the Huntington Funds.

For a comparison of the investment objectives, policies and risks of the Huntington Funds and the Federated Funds, see “Summary – Comparison of Investment Objectives, Policies and Risks.” Information concerning shares of the Federated Funds as compared to shares of the Huntington Funds is included in this Prospectus/Proxy Statement in the sections entitled “Summary – Comparative Fee Tables,” “Summary – Advisory Fees, Service Fees, Shareholder Fees and Other Expenses” and “Information About the Reorganizations – Description of the Huntington Funds and the Federated Funds and Capitalization.”

The Board of Trustees of the Huntington Funds determined that participation in the Reorganizations is in the best interests of the Huntington Funds and their shareholders and that the interests of the existing shareholders of the Huntington Funds would not be diluted as a result of the Reorganizations. The Board of Directors/Trustees of the Federated Funds determined that participation in the Reorganizations is in the best interests of the Federated Funds. Information on the rationale for the Reorganizations is included in this Prospectus/Proxy Statement in the section entitled “Summary -- Reasons for the Proposed Reorganizations.” For purposes of this Prospectus/Proxy Statement, the Board of Trustees of the Huntington Funds and the Board of Directors/Trustees of the Federated Registrants are each referred to, as applicable, as the “Board”.

The Federated Funds are managed by Federated Investment Management Company (the “Federated Funds Adviser”). The Federated Funds Adviser is a subsidiary of Federated Investors, Inc. (“Federated”). The Huntington Funds are each managed by Huntington Asset Advisors, Inc. (the “Huntington Funds Adviser”).

The Reorganizations are expected to be tax-free reorganizations under Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”). For information on the federal income tax consequences of the Reorganizations, see “Summary – Federal Tax Consequences.”

This Prospectus/Proxy Statement should be retained for future reference. It sets forth concisely the information about the Funds that a prospective investor should know before investing and it should be read and retained by investors for future reference. This Prospectus/Proxy Statement is accompanied by the applicable prospectuses of the Federated Funds as follows (which are incorporated herein by reference):

The prospectus for Federated Total Return Bond Fund’s Class A Shares and Institutional Shares dated January 31, 2014 (File Nos.: 811-7115 and 33-50773); the prospectus for Federated Total Return Government Bond Fund’s Service Shares and Institutional Shares dated April 30, 2013 (File Nos.: 811-07309 and 33-60411), the prospectus for Federated Mortgage Fund’s Service Shares and Institutional Shares dated November 30, 2013 (File Nos.: 811-7115 and 33-50773), the prospectus for Federated Ohio Municipal Income Fund’s Class A Shares dated October 31, 2013 (File Nos.: 811-6165 and 33-36729), and the prospectus for Federated Short-Intermediate Total Return Bond Fund’s Class A Shares and Institutional Shares dated January 31, 2014 (File Nos.: 811-7193 and 33-54445), each of which is incorporated herein by reference (the “Incorporated Federated Fund Prospectuses”).

A Statement of Additional Information (“SAI”) relating to this Prospectus/Proxy Statement dated April 14, 2014, as well as the SAI for Federated Total Return Bond Fund’s Class A Shares and Institutional Shares dated January 31, 2014 (File Nos.: 811-7115 and 33-50773); the SAI for Federated Total Return Government Bond Fund’s Service Shares and Institutional Shares dated April 30, 2013 (File Nos.: 811-07309 and 33-60411), the SAI for Federated Mortgage Fund’s Service Shares and Institutional Shares dated November 30, 2013 (File Nos.: 811-7115 and 33-50773), the SAI for Federated Ohio Municipal Income Fund’s Class A Shares dated October 31, 2013 (File Nos.: 811-6165 and 33-36729), and the SAI for Federated Short-Intermediate Total Return Bond Fund’s Class A Shares and Institutional Shares dated January 31, 2014 (File Nos.: 811-7193 and 33-54445) , each containing additional information, have been filed with the Securities and Exchange Commission (the “SEC”) and are incorporated by reference (the “Incorporated Federated Fund SAIs”).

The SAI relating to this Prospectus/Proxy Statement dated April 14, 2014, contains pro forma financial statements for certain of the Federated Funds. Pursuant to Item 14(2) of Form N-14, the only pro forma financial statements required by Rule 11-01 of Regulation S-X to be prepared are for the Federated Funds involved in the Reorganizations involving Huntington Mortgage Securities Fund which is being reorganized into Federated Mortgage Fund, Huntington Ohio Tax-Free Fund which is being reorganized into Federated Ohio Municipal Income Fund and Huntington Short/Intermediate Fixed Income Securities Fund which is being reorganized into Federated Short-Intermediate Total Return Bond Fund. In the case of these Reorganizations, the NAV of each Huntington Fund, measured at February 28, 2014, exceeded ten percent of the corresponding Federated Fund’s NAV, measured at February 28, 2014. For each of the other Reorganizations, the NAV of each other Huntington Fund, measured at February 28, 2014, did not exceed ten percent of the corresponding other Federated Fund’s NAV, measured at February 28, 2014; accordingly, pro forma financial statements for the other Federated Funds involved in the other Reorganizations are not required to be included in the SAI relating to this Prospectus/Proxy Statement.

A prospectus and SAI for each Huntington Fund dated April 30, 2013 (811-05010 and 033-11905), has been filed with the SEC and each is incorporated herein by reference.

In addition, each of the following documents is incorporated by reference (legally considered to be part of the Prospectus/Proxy Statement):

1. Annual Report for Federated Total Return Bond Fund’s Class A Shares and Institutional Shares dated November 30, 2013 (File Nos.: 811-7115 and 33-50773);

2. Annual Report for Federated Total Return Government Bond Fund’s Service Shares and Institutional Shares dated February 28, 2013 (File Nos.: 811-07309 and 33-60411);

3. Semi-Annual Report for Federated Total Return Government Bond Fund’s Service Shares and Institutional Shares dated August 31, 2013 (File Nos.: 811-07309 and 33-60411);

4. Annual Report for Federated Mortgage Fund’s Service Shares and Institutional Shares dated September 30, 2013 (File Nos.: 811-7115 and 33-50773);

5. Annual Report for Federated Ohio Municipal Income Fund’s Class A Shares dated August 31, 2013 (File Nos.: 811-6165 and 33-36729);

6. Semi-Annual Report for Federated Ohio Municipal Income Fund’s Class A Shares dated February 28, 2013 (File Nos.: 811-6165 and 33-36729);

7. Annual Report for Federated Short-Intermediate Total Return Bond Fund’s Institutional Shares (formerly, Federated Intermediate Government/Corporate Fund) dated August 31, 2013 (File Nos.: 811-7193 and 33-54445);

8. Semi-Annual Report for Federated Short-Intermediate Total Return Bond Fund’s Institutional Shares (formerly, Federated Intermediate Government/Corporate Fund) dated February 28, 2013 (File Nos.: 811-7193 and 33-54445); and

9. Annual Report for each Huntington Fund’s Class A Shares and Institutional Shares, dated December 31, 2013 (File Nos. 811-05010 and 033-11905).

Copies of these materials and other information about the Huntington Funds and the Federated Funds may be obtained without charge by writing or calling the Funds at the addresses and telephone numbers shown on the previous pages. You can copy and review information about the Funds at the SEC’s Public Reference Room at 100 F Street, NE, Room 1580, Washington, D.C. You may obtain information on the operation of the Public Reference Room by calling the SEC at 1-800-SEC-0330. Reports and other information about the Huntington Funds and the Federated Funds are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. You may obtain copies of this information, after paying a duplicating fee, by electronic request to the following e-mail address: publicinfo@sec.gov, or by writing to the SEC’s Public Reference Branch, Office of Consumer Affairs and Information Services, Washington, D.C. 20549-1520.

This Prospectus/Proxy Statement will be mailed to shareholders of record of the Huntington Funds as of March 31, 2014 (the “Record Date”).

An investment in the Funds is not a deposit of Huntington Bank and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or Huntington Bank or any other bank.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS/PROXY STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS/PROXY STATEMENT AND IN THE MATERIALS EXPRESSLY INCORPORATED HEREIN BY REFERENCE AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUNDS.

SHARES OF THE FUNDS OFFERD BY THIS PROSPECTUS/PROXY STATEMENT ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. SHARES OF THE FUNDS ARE NOT FEDERALLY INSURED BY, GUARANTEED BY, OBLIGATIONS OF, OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. AN INVESTMENT IN THE FUNDS INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

Table of Contents

Page

SUMMARY 1

Reasons for the Proposed Reorganization 2

Tax Consequences 7

Comparison Of Investment Objectives, Policies And Risks 8

Comparison of Investment Limitations 24

Comparative Fee Tables 42

Comparison of Potential Risks and Rewards; Performance Information 58

Financial Highlights 72

Procedures for Purchasing, Redeeming and Exchanging Shares 80

Dividends and Distributions; Tax Information; Frequent Trading; Portfolio Holdings Disclosure Policies; Change of Custodian 84

INFORMATION ABOUT THE REORGANIZATIONS 88

Description of the Agreements and Plans of Reorganization 88

Agreement Between Federated and The Huntington Funds Adviser 89

Costs of the Reorganizations 90

Description of the Huntington Funds and Federated Funds Capitalization 90

Federal Income Tax Consequences 95

Comparative Information on Shareholder Rights 96

INFORMATION ABOUT FEDERATED FUNDS AND HUNTINGTON FUNDS 97

Where to Find Additional Information 97

ABOUT THE PROXY SOLICITATION AND THE SPECIAL MEETING 97

Share Ownership of the Funds 98

Interests of Certain Persons 99

OTHER MATTERS AND DISCRETION OF ATTORNEYS NAMED IN THE PROXY 99

ANNEX A FORM OF AGREEMENT AND PLAN OF REORGANIZATION A- 1

ANNEX B FINANCIAL HIGHLIGHTS B- 1

ANNEX C RIGHTS OF SHAREHOLDERS C- 1

SUMMARY

This Summary is qualified in its entirety by reference to the additional information contained elsewhere in this Prospectus/Proxy Statement, or incorporated by reference into this Prospectus/Proxy Statement.

If the proposed reorganizations (“Reorganizations”) are approved, under five separate Agreements and Plans of Reorganization (each a “Plan” and, collectively, as applicable, the “Plans”), each of Huntington Fixed Income Securities Fund, Huntington Intermediate Government Income Fund, Huntington Mortgage Securities Fund, Huntington Ohio Tax-Free Fund, and Huntington Short/Intermediate Fixed Income Securities Fund (each a “Huntington Fund” and, collectively, as applicable, the “Huntington Funds”), each a portfolio of The Huntington Funds (“Huntington Trust”), will transfer all of its assets (except that any deferred or prepaid expenses shown as an asset on the books of the Huntington Fund, which currently are not expected to be material in amount when the Reorganizations are consummated (the “Closing Date”), will not be acquired) to the Federated Total Return Bond Fund, Federated Total Return Government Bond Fund, Federated Mortgage Fund, Federated Ohio Municipal Income Fund, and Federated Short-Intermediate Total Return Bond Fund (each a “Federated Fund” and, collectively, as applicable, the “Federated Funds”), each a portfolio of Federated Total Return Series, Inc., Federated Total Return Government Bond Fund, Federated Municipal Securities Income Trust and Federated Institutional Trust (each a “Federated Registrant” and, collectively, as applicable, the “Federated Registrants”), in exchange for shares of the applicable class(es) of the corresponding Federated Fund. The shares of the applicable Federated Fund then will be distributed pro rata by each corresponding Huntington Fund to its shareholders in complete liquidation and termination of the Huntington Fund. The Federated Funds will be the accounting survivors in the Reorganizations.

The Federated Funds are managed by Federated Investment Management Company (the “Federated Funds Adviser”). The Federated Funds Adviser is a subsidiary of Federated Investors, Inc. (“Federated”). The Huntington Funds are each managed by Huntington Asset Advisors, Inc. (the “Huntington Funds Adviser”).

The Huntington Funds and the Federated Funds are sometimes referred to as a “Fund” and, collectively, as applicable, the “Funds”. The Funds are fluctuating net asset value (“NAV”) mutual funds.

As a result of the Reorganizations, each owner of shares of a Huntington Fund will become the owner of shares of the corresponding Federated Fund having a total NAV equal to the total NAV of his or her holdings in the applicable Huntington Fund on the Closing Date. At the time of the Reorganizations, the value of the assets of each Huntington Fund will be determined in accordance with the corresponding Federated Fund’s valuation procedures. (Please refer to “Information About the Reorganizations – Description of the Agreements and Plans of Reorganization” for a discussion of the potential impact of utilizing the corresponding Federated Fund’s valuation procedures.)

The separate Plans for the Funds are similar, and a form of such Plans is attached as Annex A.

After the liquidating distributions are made by the Huntington Funds, the Huntington Funds will have no shares of beneficial interest outstanding. Any certificates representing shares of a Huntington Fund, if any, should be turned in to the applicable Huntington Fund and will be canceled by the Huntington Fund upon consummation of its Reorganization. The Huntington Funds may stop accepting new accounts and/or investments from existing accounts a few days prior to the Closing Date of the Reorganizations in order to facilitate the transfer of their portfolio securities to the corresponding Federated Funds as part of the Reorganizations. For example, Class A Shares and Institutional Shares of the Huntington Funds are closed to all new investments effective as of the close of business on May 9, 2014, except that the Huntington Funds may continue to accept purchases from certain existing institutional relationships and systematic contributions from an Automatic Investment Plan, until such time as it is administratively feasible to terminate these arrangements. If you participate in an Automatic Investment Plan, automatic deductions will no longer be made from your bank account on or after May 9, 2014. If your Automatic Investment Plan is held at a financial intermediary, you should consult with the appropriate representative regarding your automatic investments as a result of the Reorganizations. As soon as practicable after the distribution and liquidation of the Huntington Funds described above, the Huntington Trust will take steps to wind-down the Huntington Funds’ affairs and to have the Huntington Funds’ existence dissolved and terminated in accordance with applicable law and other applicable requirements. The Reorganizations will result in a complete liquidation, dissolution and termination of the Huntington Funds.

For a comparison of the investment objectives, policies and risks of the Huntington Funds and the Federated Funds, see “Summary – Comparison of Investment Objectives, Policies and Risks.” Information concerning shares of the Federated Funds as compared to shares of the Huntington Funds is included in this Prospectus/Proxy Statement in the sections entitled “Summary – Comparative Fee Tables,” “Summary – Advisory Fees, Service Fees, Shareholder Fees and Other Expenses” and “Information About the Reorganizations – Description of the Huntington Funds and Federated Funds Capitalization.”

For shareholders with individual retirement accounts (“IRA”) established through the Huntington Funds, when the Reorganizations are consummated, it is currently anticipated that The Huntington National Bank, as the current custodian of any shareholder’s Traditional IRA or Roth IRA, would transfer all of the assets in the shareholder’s Traditional IRA or Roth IRA account to State Street Bank and Trust Company ("State Street") successor custodian of the shareholder’s Traditional IRA or Roth IRA at, or promptly after, the Closing Date. As necessary to effect the transfer, the Huntington Funds and/or The Huntington National Bank will separately contact the shareholder, or provide additional information to the shareholder, about the shareholder’s Traditional IRA or Roth IRA. If a shareholder has questions, does not want to participate in the Reorganization, or wants to handle the investments in the shareholder’s Traditional IRA or Roth IRA in a different manner, the shareholder may redeem the shareholder’s investment in the Huntington Fund or the shareholder may contact the Huntington Funds promptly (and, in no event, later than April 20, 2014) to discuss the shareholder’s questions or other alternatives. When the Reorganization of a Huntington Fund is consummated, Federated also will be sending further information to each participating shareholder who has a Traditional IRA or Roth IRA after the Closing Date. Please consult your tax advisor regarding any decisions you make regarding your Traditional IRA or Roth IRA.

Financial Highlights for Federated Total Return Bond Fund, a portfolio of Federated Total Return Series, Inc., – Class A Shares, Federated Total Return Bond Fund – Service Shares, Federated Total Return Government Bond Fund – Service Shares, Federated Total Return Government Bond Fund – Institutional Shares, Federated Mortgage Fund, a portfolio of Federated Total Return Series, Inc. – Service Shares, Federated Mortgage Fund – Institutional Shares, Federated Ohio Municipal Income Fund, a portfolio of Federated Municipal Securities Income Trust – Class A Shares, and Federated Short-Intermediate Total Return Bond Fund, a portfolio of Federated Institutional Trust – Class A Shares, and Federated Short-Intermediate Total Return Bond Fund – Institutional Shares are attached to this Prospectus/Proxy Statement in Annex B.

For more complete information, please read the prospectuses and statements of additional information (“SAIs”) for the Federated Total Return Bond Fund – Class A Shares and Institutional Shares dated January 31, 2014, Federated Total Return Government Bond Fund – Service Shares and Institutional Shares dated April 30, 2013, Federated Mortgage Fund – Service Shares and Institutional Shares dated November 30, 2013, Federated Ohio Municipal Income Fund – Class A Shares dated October 31, 2013, and Federated Short-Intermediate Total Return Bond Fund – Class A Shares and Institutional Shares dated January 31, 2014, as well as the SAI relating to this Prospectus/Proxy Statement. A copy of the prospectuses of each applicable Federated Fund accompanies this Prospectus/Proxy Statement. The SAI related to this Prospectus/Proxy Statement can be obtained without charge by writing or by calling the Federated Funds or the Huntington Funds at the addresses and telephone numbers shown on the previous pages.

Reasons for the Proposed Reorganization

At meetings held on February 13, 14 and on March 11, 2014, the Huntington Funds Board, which is comprised of Independent Trustees within the meaning of Section 2(a)(19) of the 1940 Act, discussed, and ultimately approved, each of the Reorganizations. On February 13 and 14, 2014, the Huntington Funds Board met with representatives of the Huntington Funds Adviser and Huntington Bank, and with representatives of Federated and the Federated Funds Adviser to discuss the Reorganization. At the meeting on March 11, 2014, the Huntington Funds Board met with representatives of the Huntington Funds Adviser and The Huntington National Bank. The Huntington Funds Adviser advised the Huntington Funds Board that the Reorganizations are being proposed, from its perspective, for regulatory, financial and strategic reasons. The Huntington Funds Adviser has determined to discontinue and sell its advisory business with respect to its management of its fixed income mutual funds based on a variety of factors.

The Huntington Funds Adviser believes that the Reorganizations of the assets of the Huntington Funds into the Federated Funds also will benefit the Huntington Funds’ shareholders through the Federated Funds’ broader distribution capacity potentially resulting in larger, more viable funds with the potential for greater diversification and investment opportunities. In addition, the Huntington Funds Adviser believes the Federated Funds allow each Huntington Fund shareholder to have the opportunity to: (1) pursue an investment objective that is similar to the shareholder’s original investment objective through a tax-free reorganization of the shareholder’s Huntington Fund with a comparable Federated Fund; (2) invest in a larger combined fund with increased long-term growth prospects, which could have the potential for greater efficiencies and the ability to spread relative fixed costs over a larger asset base; and (3) invest in a family of mutual funds managed by Huntington Funds Adviser that have extensive investment management resources, fund management experience and capabilities and resources that can be provided to support shareholders. The Huntington Funds Adviser believes that Federated’s ability to provide support to shareholders (including compliance, legal, back office and shareholder services) and grow the Federated Funds through multiple distribution channels and experienced investment professionals is expected to benefit the Huntington Funds’ shareholders. As of January 31, 2014, the approximate net assets of the Huntington Funds and Federated Funds were as follows:

Huntington Funds	Net Assets (in millions) (2/28/14)	Federated Funds	Net Assets (in millions) (2/28/14)
Huntington Fixed Income Securities Fund	209.79	Federated Total Return Bond Fund (Class A and Institutional Shares)	4,448.80
Huntington Intermediate Government Income Fund	61.16	Federated Total Return Government Bond Fund (Service Shares and Institutional Shares)	680.20
Huntington Mortgage Securities Fund	55.69	Federated Mortgage Fund (Service Shares and Institutional Shares)	197.50
Huntington Ohio Tax-Free Fund	26.56	Federated Ohio Municipal Income Fund (Class A Shares)	42.4
Huntington Short Intermediate Fixed Income Fund	97.60	Federated Short-Intermediate Total Return Bond Fund (Class A and Institutional Shares)	161.3

In addition, the Huntington Funds Adviser also believes that the Huntington Funds’ shareholders are expected to benefit from Federated’s experience with its mutual fund business, Federated’s investment management resources and the compatibility between the Huntington Funds and Federated Funds in terms of investment objectives, strategies, risks and limitations. Please see “Summary – Comparison of Investment Objectives, Policies and Risks” and “Summary – Comparison of Investment Limitations” in this Prospectus/Proxy Statement for additional information.

The Huntington Funds Adviser believes that the Federated Funds offer competitive fund expenses, performance and diversification.

The Reorganizations are also intended to be tax-free reorganizations under the Internal Revenue Code of 1986, as amended (the “Code”) for the Huntington Funds, their shareholders and the Federated Funds. As a condition to each Reorganization, each Huntington Fund and Federated Fund will receive an opinion of counsel that the Reorganization will be considered a tax-free “reorganization” under applicable provisions of the Code, so that no gain or loss will be recognized directly as a result of the Reorganization by the Huntington Fund or the Federated Fund or the shareholders of the Huntington Fund. The Huntington Funds Adviser advised the Huntington Funds Board that it believes a tax-free Reorganization under the Code generally would be a preferable tax result for shareholders as compared to a liquidation of the Huntington Funds.

The Huntington Funds Adviser also noted that all fees and expenses incurred by the Funds would be paid by the Huntington Funds Adviser or Federated, or their respective affiliates, and not by Fund shareholders, except that (1) the Federated Funds will bear expenses associated with the qualification of their shares for sale in various states on an as incurred basis, and (2) to the extent that the Huntington Funds or Federated Funds dispose of portfolio securities in connection with the consummation of the proposed Reorganizations, the Funds may incur transaction expenses associated with the sale and purchase of such securities. The Huntington Funds Adviser noted that the Huntington Funds would likely dispose of certain securities prior to the proposed Reorganizations being consummated to better align the portfolios of the Huntington Funds and Federated Funds. It currently is anticipated that each Federated Fund will acquire a significant number (if not nearly all) of the portfolio securities of each corresponding Huntington Fund at the time of the Reorganizations. Given that the Reorganizations, if approved, would not be consummated until on or about May 16, 2014, and given that fixed income securities may mature and the Huntington Funds Adviser may otherwise determine to sell any security as part of its normal investment decision making process and purchase replacement securities, it is difficult to determine which portfolio securities of which Huntington Funds will be sold in connection with the proposed Reorganizations. With this understanding, it is currently anticipated that each of the Huntington Funds will dispose of some portion (in each case likely less than 15% in market value, if not smaller, as of February 28, 2014) of its portfolio securities prior to the proposed Reorganizations being consummated.

The Huntington Funds Board, including a majority of the Independent Trustees of the Huntington Funds Board, determined that the Reorganizations are in the best interest of the Huntington Funds and their shareholders.

In light of the above rationale and considerations, in considering the proposed Reorganizations, the Huntington Funds Board, advised by counsel, took into account a number of factors, including, but not limited to:

•	The terms of the Reorganizations;
•	The investment objectives, policies, risks and limitations of the Huntington Funds and the Federated Funds are generally similar. See “Summary – Comparison of Investment Objectives, Policies and Risks” and “Summary – Comparison of Investment Limitations”;
•	The lower stated gross expense ratios, and lower net expense ratios, of the Federated Funds. See “Summary – Comparative Fee Tables” and “Summary – Advisory Fees, Service Fees, Shareholder Fees and Other Expenses”;
•	The generally competitive performance of the Federated Funds, including the long-term performance of the Federated Funds. See “Summary –Comparison of Potential Risks and Rewards; Performance Information”;
•	The Reorganizations are intended to be structured as tax-free reorganizations under the Code, which generally would be a preferable tax result for shareholders as compared to a liquidation of the Huntington Funds (which generally would result in taxable redemptions). See “Summary – Federal Tax Consequences”;
•	The fact that the Huntington Funds Adviser or the Federated Funds Adviser, or their respective affiliates, will bear all of the costs of the meeting and any adjourned session, all of the costs associated with the proxy solicitation and all of the expenses incurred in connection with the preparation of this Prospectus/Proxy Statement and any of its enclosures, and that no portion of these costs or expenses will be borne by the Huntington Funds or their shareholders (see “Costs of the Reorganizations”);
•	The anticipated transaction costs in connection with the Reorganization;
•	Alternatives available to the shareholders of the Huntington Funds;
•	The range and quality of services that the shareholders of the Huntington Funds will receive as shareholders of the Federated Funds will generally be comparable to the range and quality of services that such shareholders currently receive;
•	Shareholders of each Huntington Fund will not pay a sales charge to acquire shares of each corresponding Federated Fund in connection with the Reorganizations;
•	The Federated Funds Adviser’s experienced investment professionals and investment management resources may benefit the Huntington Funds’ shareholders; and
•	Federated’s experience with its mutual fund business. See “Summary – Fund Management.”

Given the above factors, the Huntington Funds Adviser advised the Huntington Funds Board, and the Huntington Funds Board concluded that, when considering the totality of the factors, the Reorganizations are in the best interest of the Huntington Funds and their shareholders and the interests of existing shareholders of the Huntington Funds would not be diluted as a result of the Reorganizations.

Based on the foregoing, the Huntington Funds Board approved the Reorganizations on behalf of the Huntington Funds.

The Board of Trustees/Directors of the Federated Funds (together, the “Federated Funds Board”) likewise approved the Reorganizations on behalf of the Federated Funds. The Federated Funds Board, including a majority of the trustees/directors who are not “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act (“Independent Trustees/Directors”), determined that the Reorganizations are in the best interest of the Federated Funds. The Federated Funds Board made its determination after reviewing the materials provided to the members of the Federated Funds Board and having the opportunity to request and evaluate such additional information as the Federated Funds Board reasonably deemed necessary to make their determinations. The Federated Funds Board considered various information and factors in reviewing the proposals on behalf of each Federated Fund and its shareholders including, but not limited to, the following:

•	The Federated Funds Board was advised, and considered, that the investment objectives, policies and strategies, and fundamental investment limitaions, of the Federated Funds would not change as a result of the Reorganizations;

•	The Federated Funds Board was advised of, and considered, the relative performance of the Federated Funds and the Huntington Funds;

•	The Federated Funds Board was advised of, and considered, the additional assets that would be acquired by the Federated Funds through the Reorganizations, which could result in larger, more viable, funds with potential for greater efficiencies and investment opportunities and which may benefit the performance of the Federated Funds over time;

•	The Federated Funds Board was advised, and considered, that the Reorganizations are not expected to have a negative impact on Federated Fund fees and expenses;

•	The Federated Funds Board was advised of, and considered, the qualifications and stability of the investment personnel for the Federated Funds and the management of the Federated Funds, and such personnel’s experience with transactions similar to the Reorganizations; and

•	The Federated Funds Board was advised, and considered, that the Reorganizations are expected to be conducted on a tax-free basis.

The following proposals are being presented to the shareholders of the applicable Huntington Fund:

1) For shareholders of Huntington Fixed Income Securities Fund, to approve or disapprove a proposed Agreement and Plan of Reorganization pursuant to which Federated Total Return Bond Fund, a portfolio of Federated Total Return Series, Inc., would acquire all (or substantially all) of the assets of Huntington Fixed Income Securities Fund, a portfolio of The Huntington Funds, in exchange for Class A Shares and Institutional Shares of Federated Total Return Bond Fund to be distributed pro rata by Huntington Fixed Income Securities Fund to its shareholders of Class A Shares and Institutional Shares, in complete liquidation and termination of Huntington Fixed Income Securities Fund;

2) For shareholders of Huntington Intermediate Government Income Fund, to approve or disapprove a proposed Agreement and Plan of Reorganization pursuant to which Federated Total Return Government Bond Fund would acquire all (or substantially all) of the assets of Huntington Intermediate Government Income Fund, a portfolio of The Huntington Funds, in exchange for Service Shares and Institutional Shares of Federated Total Return Government Bond Fund to be distributed pro rata by Huntington Intermediate Government Income Fund to its shareholders of Class A Shares and Institutional Shares, in complete liquidation and termination of Huntington Intermediate Government Income Fund;

3) For shareholders of Huntington Mortgage Securities Fund, to approve or disapprove a proposed Agreement and Plan of Reorganization pursuant to which Federated Mortgage Fund, a portfolio of Federated Total Return Series, Inc., would acquire all of the assets (or substantially all) of Huntington Mortgage Securities Fund, a portfolio of The Huntington Funds, in exchange for Service Shares and Institutional Shares of Federated Mortgage Fund to be distributed pro rata by Huntington Mortgage Securities Fund to its shareholders of Class A Shares and Institutional Shares, in complete liquidation and termination of Huntington Mortgage Securities Fund;

4) For shareholders of Huntington Ohio Tax-Free Fund, to approve or disapprove a proposed Agreement and Plan of Reorganization pursuant to which Federated Ohio Municipal Income Fund, a portfolio of Federated Municipal Securities Income Trust, would acquire all (or substantially all) of the assets of Huntington Ohio Tax-Free Fund, a portfolio of The Huntington Funds, in exchange for Class A Shares of Federated Ohio Municipal Income Fund to be distributed pro rata by Huntington Ohio Tax-Free Fund to its shareholders of Class A Shares and Institutional Shares, in complete liquidation and termination of Huntington Ohio Tax-Free Fund; and

5) For shareholders of Huntington Short/Intermediate Fixed Income Securities Fund, to approve or disapprove a proposed Agreement and Plan of Reorganization pursuant to which Federated Short-Intermediate Total Return Bond Fund, a portfolio of Federated Institutional Trust, would acquire all (or substantially all) of the assets of Huntington Short/Intermediate Fixed Income Securities Fund, a portfolio of The Huntington Funds, in exchange for Class A Shares and Institutional Shares of Federated Short-Intermediate Total Return Bond Fund to be distributed pro rata by Huntington Short/Intermediate Fixed Income Securities Fund to its shareholders of Class A Shares and Institutional Shares, in complete liquidation and termination of Huntington Short/Intermediate Fixed Income Securities Fund.

Tax Consequences

Tax-Free Reorganizations under Internal Revenue Code of 1986, as amended

As a condition to each Reorganization, the Huntington Funds and Federated Funds will receive an opinion of counsel to the effect that (among other things): (1) the Reorganizations will be considered a tax-free “reorganization” under applicable provisions of the Code; (2) no gain or loss will be recognized directly as a result of the Reorganizations by the Federated Funds, the Huntington Funds, or the Huntington Fund’s shareholders; and (3) the aggregate tax basis of the Federated Funds shares received by each shareholder of the Huntington Funds will be the same as the aggregate tax basis of that shareholder’s shares in the Huntington Fund immediately prior to the Reorganizations.

To the extent any Huntington Fund will be in a net capital gain position (after netting with any capital loss carryforward) prior to its Reorganization, that Huntington Fund intends to make distributions of the capital gains (as well as any other required distributions) prior to its Reorganization being consummated. Prior to the consummation of the Reorganizations, the Huntington Funds Adviser will dispose of investments from the portfolios of the Huntington Funds that may not be acquired by the applicable Federated Fund, due to such Federated Fund’s prospectus restrictions, investment strategies or policies, or applicable law, either by such Huntington Fund disposing of such investments or allowing certain investments to mature and not reacquiring similar investments that may not be acquired by the applicable Federated Fund. As of the Closing Date, if such dispositions of portfolio securities, together with any other dispositions of portfolio securities from a portfolio of the Huntington Funds, result in a Huntington Fund having a net capital gain, such capital gains will be distributed to shareholders as taxable distributions prior to the consummation of the Reorganization. Accordingly, such dispositions may result in increased taxable distributions to Huntington Fund shareholders. To the extent that any disposition of portfolio securities is required in connection with a Reorganization, the Funds also may incur transaction expenses associated with the sale and purchase of portfolio securities. Shareholders of the Huntington Funds will be responsible for any taxes payable in connection with taxable distributions made, if any, by the Huntington Funds immediately before the Closing Date. In addition, because the shareholders of a Huntington Fund will receive shares of an applicable Federated Fund, they will receive a proportionate share of any “built in” (unrealized) gains in the applicable Federated Fund’s assets when such gains are eventually realized (if applicable) and distributed by the Federated Fund, as well as any taxable gains realized by the Federated Fund but not distributed to its shareholders prior to the Reorganization. See “Information About the Reorganizations – Federal Income Tax Consequences” for additional information about the tax consequences of the Reorganizations.

Shareholders of the Huntington Funds should consult their tax advisors regarding the federal, state and local tax treatment and implications of the Reorganizations in light of their individual circumstances.

THE HUNTINGTON FUNDS’ BOARD RECOMMENDS THAT YOU VOTE “FOR” THE APPROVAL OF EACH REORGANIZATION.

Comparison Of Investment Objectives, Policies And Risks

This section will help you compare the investment objectives, policies and risks of each of the Huntington Funds with the corresponding Federated Funds. In general, the investment objectives, policies and risks of the Funds are similar. The differences in the Funds’ investment objectives, policies and risks are discussed below. While there is no assurance that any Fund will achieve its investment objectives, each Fund endeavors to achieve its investment objectives by following the policies and strategies discussed below. Please be aware that the foregoing is only a summary, and this section is only a brief discussion. More complete information may be found in the prospectuses and SAIs of the Huntington Funds and the Federated Funds. See “Summary – Comparison of Investment Limitations” for a comparison of the Funds’ investment limitations.

The investment objective for each Huntington Fund and each Federated Fund is fundamental and can only be changed with shareholder approval.

Please note that an investment in the Funds is not a deposit of Huntington Bank and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation, any other government agency or Huntington Bank.

Huntington Fixed Income Securities Fund - Federated Total Return Bond Fund

Investment Objective

The investment objective of the Huntington Fixed Income Securities Fund is to seek to achieve high current income through investment in fixed income securities where the average maturity of the Fund will not exceed 10 years. The investment objective of the Federated Total Return Bond Fund is to provide total return.

Investment Policies and Strategies

The Huntington Funds Adviser, under normal circumstances, invests at least 80% of the assets of the Huntington Fixed Income Securities Fund in fixed income securities, principally by investing in a combination of corporate debt, such as bonds, notes and debentures, obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, U.S. government-sponsored entities (“GSEs”), mortgage-backed securities and asset-backed securities. The selection of corporate debt obligations is limited to those: (i) rated in one of the top four categories by a Nationally Recognized Statistical Ratings Organization (“NRSRO”) or (ii) not rated, but deemed by the Huntington Funds Adviser to be of comparable quality. Securities will be investment-grade at the time of purchase. Within these parameters, the Huntington Funds Adviser focuses on securities that offer the highest level of income. For all types of investments, the Huntington Funds Adviser considers various economic factors, Federal Reserve policy, interest rate trends, spreads between different types of fixed income securities and the credit quality of existing holdings.

In managing the portfolio, the Huntington Funds Adviser monitors the Fund’s cash flow, maturities and interest payments and tracks a variety of other portfolio security statistics. The Huntington Funds Adviser also follows closely new issue and secondary activity in the corporate debt market.

The Federated Total Return Fund invests primarily in a diversified portfolio of investment-grade, fixed-income securities, including mortgage-backed securities, corporate debt securities and U.S. government obligations. The Federated Funds Adviser expects that, normally, no more than 15% of the Fund’s total assets will be invested in securities that are rated below investment grade. However, the Fund may opportunistically invest up to 25% of its total assets in noninvestment-grade debt securities (otherwise known as “junk bonds” or “leveraged loans”). The amount of any unhedged non-U.S. dollar denominated fixed-income securities and foreign currencies in the Fund’s portfolio will normally not exceed 10% of the Fund’s total assets. The maximum amount that the Federated Total Return Fund may invest in non-U.S. dollar denominated fixed-income securities and foreign currencies is 20% of the Fund’s total assets. Investment-grade, fixed-income securities are rated in one of the four highest categories (BBB- or higher) by a nationally recognized statistical rating organization (NRSRO). Noninvestment-grade, fixed-income securities are rated in one of the six lowest categories (BB or lower) by a NRSRO, or in either case if unrated, of comparable quality as determined by the Federated Funds Adviser. The Federated Funds Adviser seeks to enhance the Fund’s performance by allocating relatively more of its portfolio to the sector that the Federated Funds Adviser expects to offer the best balance between total return and risk and thus offer the greatest potential for return. The Fund may invest in derivative contracts or hybrid instruments (such as, for example, futures contracts, option contracts and swap contracts) to implement its investment strategies. The Federated Funds Adviser may lengthen or shorten duration from time to time based on its interest rate outlook, but the Fund has no set duration parameters. Duration measures the price sensitivity of a fixed-income security to changes in interest rates. Certain of the government securities in which the Fund invests are not backed by the full faith and credit of the U.S. government, such as those issued by the Federal Home Loan Mortgage Corporation (“Freddie Mac”), the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. The Federated Total Return Bond Fund may also invest in government securities that are supported by the full faith and credit of the U.S. government, such as those issued by the Government National Mortgage Association (“Ginnie Mae”). Finally, the Fund may invest in a few government securities that have no explicit financial support, but which are regarded as having implied support because the federal government sponsors their activities.

Both the Huntington Fixed Income Securities Fund and the Federated Total Return Bond Fund refer to fixed-income investments in their name, and accordingly will both notify their respective shareholders at least 60 days in advance of any change in its investment policies that would enable the fund to normally invest less than 80% of its assets in fixed-income investments.

Investment Risks

Because the Huntington Fixed Income Securities Fund and the Federated Total Return Bond Fund have similar investment objectives and policies, their principal risks are similar. All mutual funds take investment risks. Therefore, it is possible to lose money by investing in either Fund. An investment in either Fund is not insured or guaranteed by any bank (including Huntington Bank) or by the Federal Deposit Insurance Corporation or any other government agency.

The following summarizes some of the more significant risk factors relating to both Funds:

•	Interest Rate Risk. Prices of fixed-income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall.

•	Prepayment Risk. When homeowners prepay their mortgages in response to lower interest rates, the fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage-backed securities may not rise to as great an extent as that of other fixed-income securities.

•	Credit Risk. It is possible that interest or principal on securities will not be paid when due. Such non-payment or default may reduce the value of the fund’s portfolio holdings, its share price and its performance.

•	Loan Prepayment Risk. During periods of declining interest rates or for other purposes, borrowers may exercise their option to prepay principal earlier than scheduled which may force the fund to reinvest in lower-yielding instruments.

The Huntington Fixed Income Securities Fund’s prospectus also contains the following risk disclosure:

•	Call Risk. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.
•	Counterparty Risk. The value of the Huntington Fund’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by the Fund fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with the Fund files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Fund.
•	Extension Risk. When interest rates rise, anticipated prepayments may occur at a slower-than expected rate, thus effectively extending the maturity of mortgage-backed securities. Prices of longer-term securities generally fluctuate more widely in response to changes in interest rates than the prices of shorter-term securities.
•	Mortgage-Backed and Asset-Backed Securities Risk. Mortgage-backed and asset-backed securities, particularly those with complex or highly variable terms, such as CMOs, entail greater prepayment and liquidity risks than other fixed-income securities. As a result, their prices may be more volatile and their trading market may be more limited than that of other fixed income securities.

The Federated Total Return Bond Fund’s prospectus also contains the following risk disclosure:

•	Liquidity Risk. The fixed-income securities in which the Federated Fund invests may be less readily marketable and may be subject to greater fluctuation in price than other securities. Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund could incur losses.
•	Risk of Inflation-Protected Bonds. The value of inflation-protected bonds is subject to the effects of changes in market interest rates caused by factors other than inflation (“real interest rates”). If interest rates rise due to reasons other than inflation, the Fund's investment in these bonds may not be protected to the extent that the increase is not reflected in the bond's inflation measure.
•	Risk of Investing in Loans. In addition to the risks generally associated with debt instruments, such as credit, market, interest rate, liquidity and derivatives risks, bank loans are also subject to the risk that the value of the collateral securing a loan may decline, be insufficient to meet the obligations of the borrower or be difficult to liquidate. The Fund's access to the collateral may be limited by bankruptcy, other insolvency laws or by the type of loan the Fund has purchased. For example, if the Fund purchases a participation instead of an assignment, it would not have direct access to collateral of the borrower. As a result, a floating rate loan may not be fully collateralized and can decline significantly in value. Loans generally are subject to legal or contractual restrictions on resale.
•	Loan Liquidity Risk. Loans generally are subject to legal or contractual restrictions on resale. The liquidity of loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans.
•	Agency Insolvency Risk. In a syndicated loan, the agent bank is the bank in the syndicate that undertakes the bulk of the administrative duties involved in the day-to-day administration of the loan. In the event of the insolvency of an agent bank, a loan could be subject to settlement risk as well as the risk of interruptions in the administrative duties performed in the day-to-day administration of the loan (such as processing interest rate calculations, processing draws, pursuing certain available contractual remedies, etc.).
•	Risk Associated with Noninvestment-Grade Securities. The Fund may invest a portion of its assets in securities rated below investment grade which may be subject to greater interest rate, credit and liquidity risks than investment-grade securities.
•	Risk Related to the Economy. Lower-grade bond returns are sensitive to changes in the economy. The value of the Fund's portfolio may decline in tandem with a drop in the overall value of the stock market based on negative developments in the U.S. and global economies.
•	Risk of Foreign Investing. Because the Fund invests in securities issued by foreign companies, the Fund's share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case.
•	Currency Risk. Exchange rates for currencies fluctuate daily. Accordingly, the Fund may experience increased volatility with respect to the value of its Shares and its returns as a result of its exposure to foreign currencies through direct holding of such currencies or holding of non-U.S. dollar denominated securities.
•	Eurozone Related Risk. A number of countries in the European Union (EU) have experienced, and may continue to experience, severe economic and financial difficulties. Additional EU member countries may also fall subject to such difficulties. These events could negatively affect the value and liquidity of the Fund's investments in euro-denominated securities and derivatives contracts, securities of issuers located in the EU or with significant exposure to EU issuers or countries.
•	Risk of Investing in Emerging Market Countries. Securities issued or traded in emerging markets generally entail greater risks than securities issued or traded in developed markets. Emerging market economies may also experience more severe downturns (with corresponding currency devaluations) than developed economies.
•	Leverage Risk. Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.
•	Risk of Investing in Derivative Contracts and Hybrid Instruments. Derivative contracts and hybrid instruments involve risks different from, or possibly greater than, risks associated with investing directly in securities and other traditional investments. Specific risk issues related to the use of such contracts and instruments include valuation and tax issues, increased potential for losses and/or costs to the Fund and a potential reduction in gains to the Fund. Each of these issues is described in greater detail in this Prospectus. Derivative contracts and hybrid instruments may also involve other risks described in this Prospectus or the Fund's Statement of Additional Information (SAI), such as interest rate, credit, liquidity and leverage risks.
•	Risk of Loss after Redemption. The Fund may also invest in trade finance loan instruments primarily by investing in other investment companies (which are not available for general investment by the public) that owns those instruments and that are advised by an affiliate of the Adviser and is structured as an extended payment fund (EPF). In the EPF, the Fund, as shareholder, will bear the risk of investment loss during the period between when shares of such EPF are presented to the transfer agent of the EPF for redemption and when the net asset value of the EPF is determined for payment of the redeemed EPF shares (the “Redemption Pricing Date”).
•	Technology Risk. The Federated Funds Adviser uses various technologies in managing the Federated Total Return Bond Fund, consistent with its investment objective and strategy described in this Prospectus. For example, proprietary and third-party data and systems are utilized to support decision making for the Fund. Data imprecision, software or other technology malfunctions, programming inaccuracies and similar circumstance may impair the performance of these systems, which may negatively affect Fund performance.

Huntington Intermediate Government Income Fund – Federated Total Return Government Bond Fund

Investment Objective

The investment objective of the Huntington Intermediate Government Bond Fund is to seek to provide investors with a high level of current income. The investment objective of the Federated Total Return Government Bond Fund is to pursue total return consistent with current income.

Investment Policies and Strategies

The Huntington Funds Adviser normally invests the assets of the Huntington Intermediate Government Income Fund primarily in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities including mortgage-related securities. The Huntington Funds Adviser, under normal circumstances, invests at least 80% of the Huntington Intermediate Government Income Fund’s assets in U.S. government securities. The Fund will invest in investment-grade securities that allow it to maintain a dollar-weighted average maturity of not less than three nor more than 10 years. Within this range, the Huntington Funds Adviser focuses on securities which offer the highest level of income. In general, in order to reduce volatility during periods of interest rate fluctuation, the Huntington Funds Adviser invests in securities with a wide range of intermediate maturities. For all types of investments, the Huntington Funds Adviser considers various economic factors, Federal Reserve policy, interest rate trends and spreads between different types of fixed income securities.

The Huntington Intermediate Government Income Fund intends to invest in the securities of government sponsored enterprises (“GSEs”). Some GSE securities are backed by the full faith and credit of the U.S. government and some GSE securities are not.

The Huntington Intermediate Government Income Fund may invest in mortgage-related securities including derivative mortgage securities such as collateralized mortgage obligations (“CMOs”), whose income is generated by payments of principal and interest on pools of mortgage loans.

The Federated Total Return Government Bond Fund's total return will consist of two components: (1) changes in the market value of its portfolio securities (both realized and unrealized appreciation); and (2) income received from its portfolio securities.

The Federated Total Return Government Bond Fund is intended to provide returns consistent with investments in U.S. government and government agency securities. The Fund's overall strategy is therefore to invest in a portfolio consisting primarily of U.S. Treasury securities, U.S. government agency securities (including mortgage-backed securities issued by U.S. government agencies or instrumentalities) and related derivative contracts.

The Federated Funds Adviser evaluates the investment strategy by comparing the performance and composition of the Fund's portfolio to the performance and composition of the Barclays Government Bond Index (“BGB”) (formerly, Barclays Capital Government Bond Index), an index composed of U.S. government and government agency securities with maturities of one year or more. Although there can be no assurance that the Federated Total Return Government Bond Fund's total return will exceed the BGB's during any period, the Fund seeks to construct a portfolio that will perform favorably when compared to the BGB over the long term. In pursuing this strategy, the composition of the Fund's portfolio will vary from the composition of the BGB. The Fund's portfolio may also include individual securities not represented in the BGB.

The Federated Funds Adviser may seek to control risks by adopting policies that limit the extent to which the Fund's portfolio may vary from the BGB. Under normal market conditions, the Federated Funds Adviser currently limits the effective duration of the Fund's portfolio to within 20% of the effective duration of the BGB. Effective duration provides a measure of the price sensitivity of a fixed-income security or portfolio of fixed-income securities to changes in interest rates. For example, if interest rates rise by one percentage point (in parallel shift) the net asset value (NAV) of a fund with an average duration of five years theoretically would decline about 5.0%. Securities with longer durations tend to be more sensitive to interest rate changes than securities with shorter durations.

In implementing the Fund's investment strategy, the Federated Funds Adviser typically will take into consideration: (i) overall levels of interest rates; (ii) volatility of interest rates; (iii) relative interest rates of securities with longer and shorter durations (known as “yield curve”); and (iv) relative interest rates of different types of securities (such as U.S. Treasury securities, U.S. government securities and mortgage-backed securities).

Based on fundamental analysis, the Federated Funds Adviser will consider a variety of factors when making decisions to purchase or sell particular MBS or derivative contracts, including: the securities' specific interest rate and prepayment risks, and price sensitivity to changes in market spread levels and in the level of interest rate volatility. In analyzing mortgage-backed securities, the Federated Funds Adviser may also consider the average interest rates of the underlying loans, the prior and expected prepayments and any guarantee of the security or underlying loans by a government-sponsored entity.

The Federated Total Return Government Bond Fund may, but is not required to, use derivative instruments, which are instruments that have a value based on another instrument, exchange rate or index, and may be used as substitutes for securities in which the Fund can invest, or to hedge against a potential loss in the underlying asset. The Fund may use futures contracts, options, options on futures (including those relating to interest rates) and swaps as tools in the management of portfolio assets, or other elements of its investment strategy. There can be no assurance that the Fund's use of derivative instruments will work as intended.

Both the Federated Total Return Government Bond Fund and the Huntington Intermediate Government Income Fund refer to U.S. government bond in their name, and accordingly will notify their respective shareholders at least 60 days in advance of any change in its investment policies that would enable the fund to invest, under normal circumstances, less than 80% of its assets (plus any borrowings for investment purposes) in U.S. government investments.

Investment Risks

Because the Huntington Intermediate Government Income Fund and the Federated Total Return Government Bond Fund have similar investment objectives and policies, their principal risks are similar. All mutual funds take investment risks. Therefore, it is possible to lose money by investing in either Fund. An investment in either Fund is not insured or guaranteed by any bank (including Huntington Bank) or by the Federal Deposit Insurance Corporation or any other government agency.

The following summarizes some of the more significant risk factors relating to both Funds:

•	Interest Rate Risk. Prices of fixed-income securities generally fall when interest rates rise.
•	MBS Risk. A rise in interest rates may cause the value of mortgage-backed securities (MBS) held by the Fund to decline. Certain MBS issued by U.S. government-sponsored enterprises are not backed by the full faith and credit of the U.S. government. The fund's investments in collateralized mortgage obligations (CMOs) may entail greater market, prepayment and liquidity risks than other MBS.
•	Credit Risk. It is possible that interest or principal on securities will not be paid when due. Such non-payment or default may reduce the value of the fund's portfolio holdings, its share price and its performance.
•	Counterparty Credit Risk. Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the fund from selling or buying other securities to implement its investment strategy.
•	Prepayment Risk. When homeowners prepay their mortgages in response to lower interest rates, the fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the prices of MBS may not rise to as great an extent as those of other fixed-income securities due to the potential prepayment of higher interest mortgages.
•	Risk of Investing in Derivative Instruments. The fund's exposure to derivative contracts (either directly or through its investment in another investment company) involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty, or the failure of the counterparty to meet its obligations under the contract, or due to tax or regulatory constraints. Derivatives may create investment leverage in the fund, which magnifies the fund's exposure to the underlying investment. Derivative instruments may be difficult to value, may be illiquid and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument. Over-the-counter derivative contracts generally carry greater liquidity risk than exchange-traded contracts. The loss on derivative transactions may substantially exceed the initial investment.

The Huntington Intermediate Government Income Fund’s prospectus also contains the following risk disclosure:

•	Call Risk. Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security’s price. If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.
•	Extension Risk. Extension risk is the possibility that rising interest rates may cause anticipated prepayments to occur at a slower than expected rate. This particular risk may effectively change a security which was considered short- or intermediate-term at the time of purchase into a long-term security. Long-term securities generally fluctuate more widely in response to changes in interest rates than the prices of short- or intermediate-term securities.

The Federated Total Return Government Bond Fund’s prospectus also contains the following risk disclosure:

•	Liquidity Risk. The CMOs in which the Fund invests may be less readily marketable and may be subject to greater fluctuation in price than other securities.
•	Leverage Risk. Leverage risk is created when an investment, which includes, for example, an investment in a derivative contract, exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain. Investments can have these same results if their returns are based on a multiple of a specified index, security or other benchmark.
•	Asset Segregation Risk. The requirement to secure its obligations in connection with certain transactions, including derivatives or other transactions that expose it to an obligation of another party, by owning underlying assets, entering into offsetting transactions or setting aside cash or liquid assets, may cause the Fund to miss favorable trading opportunities, or to realize losses on such offsetting transactions.
•	Technology Risk. Proprietary and third-party data and systems are utilized to support decision making for the Fund. Data imprecision, software or other technology malfunctions, programming inaccuracies and similar circumstances may impair the performance of these systems, which may negatively affect Fund performance.

Huntington Mortgage Securities Fund – Federated Mortgage Fund

Investment Objective

The Huntington Mortgage Securities Fund’s investment objective is to seek to achieve current income. The Federated Mortgage Fund’s investment objective is to provide total return.

Investment Policies and Strategies

The Huntington Funds Adviser invests, under normal circumstances, at least 80% of the Huntington Mortgage Securities Fund’s assets in mortgage-related securities, including mortgage REITs and CMOs. The Huntington Funds Adviser especially focuses on securities which it expects to be less susceptible to prepayment of principal. The Huntington Funds Adviser endeavors to maintain a dollar-weighted average portfolio life for the Fund of between two and ten years. The Fund may also invest up to 20% of its assets in equity REITs. The Fund will indirectly bear its proportionate share of expenses incurred by REITs in which the Fund invests in addition to the expenses incurred directly by the Fund.

In making its investment decisions, the Huntington Funds Adviser considers various economic factors, Federal Reserve policy, interest rate trends and spreads between different types of fixed income securities. Mortgage-related securities are securities, including derivative mortgage securities such as CMOs, whose income is generated by payments of principal and interest on pools of mortgage loans and mortgage REITs.

REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interest. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents.

The Federated Mortgage Fund seeks total return, which is defined as income plus capital appreciation. Under normal market conditions, the Fund invests primarily in mortgage-backed securities (MBS) of investment-grade quality and seeks to provide returns consistent with investments in the market for U.S. home mortgages. The Federated Mortgage Fund will invest in MBS that are issued or guaranteed by U.S. government agencies or U.S. government-sponsored enterprises (GSEs). The Fund may invest in non-agency MBS, which are those not issued or guaranteed by GSEs. The Fund may invest up to 15% of its assets in noninvestment-grade MBS, including those backed by so-called “sub-prime” mortgages. Noninvestment-grade MBS may also be referred to as below investment-grade MBS. The Fund also may invest in U.S. government securities and certain derivative instruments. The Fund may invest in derivative contracts (such as, for example, futures contracts, options contracts and swap contracts) to implement its investment strategies.

The Federated Mortgage Fund typically seeks to maintain an overall average dollar-weighted portfolio duration that is within 20% above or below the Barclays Mortgage-Backed Securities Index (the “Index”). At times, the Federated Funds Adviser's calculation of portfolio duration may result in variances outside this range. Duration is a measure of the price volatility of a fixed-income security as a result of changes in interest rates, based on the weighted average timing of the instrument's expected fixed interest and principal payments. For example, if interest rates rise by 1% (in a parallel shift) the NAV of a fund with an average duration of five years theoretically would decline about 5.0%. As of September 30, 2013, the duration of the Index, as published by its sponsor, was 5.4 years. The duration of the Index and the Fund will change on a daily basis. The Federated Funds Adviser seeks to create a portfolio, consisting of MBS, derivative instruments and other securities, that outperforms the Index.

Based on fundamental analysis, the Federated Funds Adviser will consider a variety of factors when making decisions to purchase or sell particular securities or derivative contracts. The Fund may, but is not required to, use derivative instruments, which are instruments that have a value based on another instrument, exchange rate or index, and may be used as substitutes for securities in which the Fund can invest, or to hedge against a potential loss in the underlying asset. There can be no assurance that the Fund's use of derivative instruments will work as intended.

Both the Federated Mortgage Fund and the Huntington Mortgage Securities Fund refer to mortgages in their name, and accordingly will notify their respective shareholders at least 60 days in advance of any change in their investment policies that would enable the fund to invest, under normal circumstances, less than 80% of its net assets (plus any borrowings for investment purposes) in mortgage investments.

Investment Risks

Because the Huntington Mortgage Securities Fund and the Federated Mortgage Fund have similar investment objectives and policies, their principal risks are similar. All mutual funds take investment risks. Therefore, it is possible to lose money by investing in either Fund. An investment in either Fund is not insured or guaranteed by any bank (including Huntington Bank) or by the Federal Deposit Insurance Corporation or any other government agency.

The following summarizes some of the more significant risk factors relating to both Funds:

•	MBS Risk. A rise in interest rates may cause the value of MBS held by the fund to decline. Certain MBS issued by GSEs are not backed by the full faith and credit of the U.S. government. A non-agency MBS is subject to the risk that the value of such security will decline, because the security is not issued or guaranteed as to principal or interest by the U.S. government or a GSE. The Fund's investments in collateralized mortgage obligations (CMOs) may entail greater market, prepayment and liquidity risks than other MBS.
•	Interest Rate Risk. Prices of fixed-income securities generally fall when interest rates rise.
•	Credit Risk. It is possible that interest or principal on securities will not be paid when due. Such non-payment or default may reduce the value of the fund's portfolio holdings, its share price and its performance.
•	Prepayment Risk. When homeowners prepay their mortgages in response to lower interest rates, the fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the prices of MBS may not rise to as great an extent as those of other fixed-income securities due to the potential prepayment of higher interest mortgages.
•	Risk of Investing in Derivative Instruments. The fund's exposure to derivative contracts and hybrid instruments (either directly or through its investment in another investment company) involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty, or the failure of the counterparty to meet its obligations under the contract, or due to tax or regulatory constraints. Derivatives may create investment leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment. Derivative instruments may be difficult to value, may be illiquid and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument. Over-the-counter derivative contracts generally carry greater liquidity risk than exchange-traded contracts. The loss on derivative transactions may substantially exceed the initial investment.

The Huntington Mortgage Securities Fund’s prospectus also contains the following risk disclosure:

•	Mortgage-Backed and Asset-Backed Securities Risk. Mortgage-backed and asset-backed securities, particularly those with complex or highly variable terms, such as CMOs, entail greater prepayment and liquidity risks than other fixed-income securities. As a result, their prices may be more volatile and their trading market may be more limited than that of other fixed income securities.
•	Call Risk. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.
•	Class/Sector/Region Focus Risk. When the Fund invests more than 25% of its net assets in a particular asset class (such as real estate-related or commodities-related securities), or securities of issuers within a particular business sector or geographic region, it is subject to increased risk.
•	Counterparty Risk. The value of the Fund’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by the Fund fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with the Fund files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Fund.
•	Extension Risk. When interest rates rise, anticipated prepayments may occur at a slower than expected rate, thus effectively extending the maturity of mortgage-backed securities. Prices of longer-term securities generally fluctuate more widely in response to changes in interest rates than the prices of shorter-term securities.
•	Investment Company Risk. Because the Fund may invest in underlying funds that have their own fees and expenses in addition to those charged directly by the Fund, the Fund may pay higher expenses than a Fund that invests directly in equity or fixed income securities.
•	Real Estate/REIT Risk. The Fund’s investment in REITs is subject to the same risks as direct investments in real estate, including sensitivity to general economic downturns and the volatility of local real estate markets. REITs may have limited financial resources and their securities may trade infrequently and in limited volume, and thus they may be more volatile than other securities.

The Federated Mortgage Fund’s prospectus also contains the following risk disclosure:

•	Risk of Security Downgrades. The downgrade of the credit of a security held by the Fund may decrease its value. Fixed-income securities with lower ratings tend to have a higher probability that a borrower will default or fail to meet its payment obligations.
•	Liquidity Risk. The non-agency MBS and CMOs in which the Fund invests may be less readily marketable and may be subject to greater fluctuation in price than other securities.
•	Leverage Risk. Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.
•	Asset Segregation Risk. The requirement to secure its obligations in connection with certain transactions, including derivatives or other transactions that expose it to an obligation of another party, by owning underlying assets, entering into offsetting transactions or setting aside cash or liquid assets, may cause the Fund to miss favorable trading opportunities, or to realize losses on such offsetting transactions.
•	Technology Risk. The Federated Funds Adviser uses various technologies in managing the Fund, consistent with its investment objective and strategy described in this prospectus. For example, proprietary and third party data and systems are utilized to support decision making for the Fund. Data imprecision, software or other technology malfunctions, programming inaccuracies and similar circumstances may impair the performance of these systems, which may negatively affect Fund performance.

Huntington Ohio Tax-Free Fund – Federated Ohio Municipal Income Fund

Investment Objectives

The Huntington Ohio Tax-Free Fund’s investment objective is to seek to provide current income exempt from federal income tax and Ohio personal income taxes. The Federated Ohio Municipal Income Fund's investment objective is to provide current income exempt from federal regular income tax (federal regular income tax does not include the federal alternative minimum tax (AMT)) and the personal income taxes imposed by the state of Ohio and Ohio municipalities.

Investment Policies and Strategies

The Huntington Funds Adviser invests the Huntington Ohio Tax-Free Fund’s assets in Ohio tax-exempt securities. Under normal circumstances, the Fund will invest its assets so that at least 80% of the income it distributes will be exempt from federal income tax and Ohio state income tax. The securities selected by the Huntington Funds Adviser are: (i) rated investment-grade or better by a by a Nationally Recognized Statistical Ratings Organization (“NRSRO”); or (ii) not rated, but deemed by the Huntington Funds Adviser to be of comparable quality. Securities will be investment-grade at the time of purchase. The Fund’s anticipated duration will be between two and 10 years. In managing the portfolio, the Advisor attempts to diversify the Fund’s holdings within Ohio as much as possible. In selecting securities, the Huntington Funds Adviser monitors economic activity and interest rate trends, reviews financial information relating to each issuer and looks for attractively priced issues.

Ohio tax-exempt securities are debt obligations which (i) are issued by or on behalf of the state of Ohio or its respective authorities, agencies, instrumentalities and political subdivisions, and (ii) produce interest which, in the opinion of bond counsel at the time of issuance, is exempt from federal income tax and Ohio personal income taxes. Because the Fund refers to Ohio tax-exempt securities in its name, it will notify shareholders at least 60 days in advance of any changes in its investment policies that would enable the Fund to normally invest less than 80% of its assets in Ohio tax-exempt securities.

The Federated Ohio Municipal Income Fund pursues its objective by investing its assets so that, normally (except as discussed herein), distributions of annual interest income are exempt from federal regular income tax and the personal income taxes imposed by the state of Ohio and Ohio municipalities. Interest from the Fund's investments may be subject to the federal AMT for individuals and corporations.

The Federated Ohio Municipal Income Fund does not limit itself to securities of a particular maturity range. Currently, at least a majority of the Fund's assets will be invested in long-term securities (i.e., securities with stated maturities of 10 years or more).

The Federated Ohio Municipal Income Fund also will invest at least a majority of its assets in securities rated investment-grade (or unrated securities of comparable quality) and may purchase securities rated below investment-grade (or unrated securities of comparable quality), which are also known as junk bonds, up to 49% of its assets. Investment-grade securities are securities that receive investment-grade ratings (i.e., generally ratings in the first, second, third or fourth highest rating category) by a nationally recognized statistical rating organization (NRSRO) or unrated securities of comparable quality. For example, securities rated AAA, AA, A or BBB by Standard & Poor's, an NRSRO, would be rated in the first, second, third or fourth ratings category, respectively. Securities rated below investment-grade (or noninvestment-grade securities) are securities that do not receive investment-grade ratings (i.e., generally ratings below one of the four highest rating categories) by an NRSRO or unrated securities of comparable quality. For example, securities rated B or BB by Standard & Poor's, an NRSRO, would be noninvestment-grade securities. The Fund does not have a specific minimum quality rating.

The securities in which the Federated Ohio Municipal Income Fund may principally invest include tax-exempt securities, which may include, for example, general obligation bonds, special revenue bonds, private activity bonds, tax-increment financing bonds, municipal leases, zero-coupon securities, inverse floaters, municipal mortgage-backed securities and planned amortization classes. Certain of the tax-exempt securities in which the Fund invests may be subject to credit enhancement.

The Federated Ohio Municipal Income Fund also may principally invest in derivative contracts (such as, for example, futures contracts, option contracts and swap contracts) and hybrid instruments to implement its investment strategies as more fully described in this Prospectus.

The Federated Ohio Municipal Income Fund also may invest in certain securities or other investments as described in this Prospectus (such as market discount bonds, credit default swaps and other derivative transactions) that will likely cause the Fund to realize a limited amount of ordinary income or short-term capital gains (which are treated as ordinary income for federal income tax purposes).

Because the Federated Ohio Municipal Income Fund refers to Ohio municipal investments in its name, it has an investment policy that it will normally invest its assets so that at least 80% of the income that it distributes will be exempt from federal regular income tax and the personal income taxes imposed by the state of Ohio and Ohio municipalities. This policy may not be changed without shareholder approval.

Investment Risks

Because the Huntington Ohio Tax-Free Fund and the Federated Ohio Municipal Income Fund have similar investment objectives and policies, their principal risks are similar. All mutual funds take investment risks. Therefore, it is possible to lose money by investing in either Fund. An investment in either Fund is not insured or guaranteed by any bank (including Huntington Bank) or by the Federal Deposit Insurance Corporation or any other government agency.

The following summarizes some of the more significant risk factors relating to both Funds:

•	Interest Rate Risk. Prices of fixed-income securities (including tax-exempt securities) generally fall when interest rates rise. Interest rate changes have a greater effect on prices of fixed-income securities with longer durations.
•	Issuer Credit Risk. It is possible that interest or principal on securities will not be paid when due. Noninvestment-grade securities generally have a higher default risk than investment-grade securities. Such non-payment or default may reduce the value of the fund's portfolio holdings, its share price and its performance.
•	Counterparty Credit Risk. A party to a transaction involving the fund may fail to meet its obligations. This could cause the Fund to lose money or to lose the benefit of the transaction or prevent the fund from selling or buying other securities to implement its investment strategies.
•	Call Risk. The fund's performance may be adversely affected by the possibility that an issuer of a security held by the fund may redeem the security prior to maturity at a price below or above its current market value.
•	Sector Risk. Since the fund invests at least a majority of its assets in a portfolio of: (1) long-term, Ohio tax-exempt securities; and (2) investment-grade, Ohio tax-exempt securities, the Fund may be subject to additional risks compared to funds that invest in multiple states. Ohio's economy is relatively diversified across the manufacturing, agriculture and service sectors. However, the manufacturing sector is the dominant sector within Ohio and exposes the state to the economic dislocations which occur within cyclical industries. A substantial part of the Fund's portfolio may be comprised of securities issued or credit enhanced by companies in similar businesses or with other similar characteristics. As a result, the fund will be more susceptible to any economic, business, political or other developments which generally affect these issuers or entities.
•	Credit Enhancement Risk. The securities in which the fund invests may be subject to credit enhancement (for example, guarantees, letters of credit or bond insurance). If the credit quality of the credit enhancement provider (for example, a bank or bond insurer) is downgraded, the rating on a security credit enhanced by such credit enhancement provider also may be downgraded. Having multiple securities credit enhanced by the same enhancement provider will increase the adverse effects on the fund that are likely to result from a downgrading of, or a default by, such an enhancement provider. Adverse developments in the banking or bond insurance industries also may negatively affect the fund.

The Federated Ohio Municipal Income Fund’s prospectus also contains the following risk disclosure:

•	Liquidity Risk. Certain securities in which the Fund invests may be less readily marketable and may be subject to greater fluctuation in price than other securities. These features may make it more difficult to sell or buy a security at a favorable price or time. Noninvestment-grade securities generally have less liquidity than investment-grade securities. Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. Over-the-counter derivative contracts generally carry greater liquidity risk than exchange-traded contracts.
•	Tax Risk. In order to be tax-exempt, tax-exempt securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable. The federal income tax treatment of payments in respect of certain derivative contracts is unclear. The Fund also may invest in market discount bonds, enter into credit default swap arrangements and other derivative transactions, and engage in other permissible activities that will likely cause the Fund to realize a limited amount of ordinary income or short-term capital gains (which are treated as ordinary income for federal income tax purposes). Consequently, for each of these reasons, the Fund may receive payments, and make distributions, that are treated as ordinary income for federal income tax purposes. Income from the Fund also may be subject to AMT.
•	Leverage Risk. Leverage risk is created when an investment, which includes, for example, a derivative contract, exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain. Investments can have these same results if their returns are based on a multiple of a specified index, security or other benchmark.
•	Prepayment Risk. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of municipal mortgage-backed securities may not rise to as great an extent as that of other fixed-income securities.
•	Non-Diversification Risk. The Fund is non-diversified. Compared to diversified mutual funds, it may invest a higher percentage of its assets among fewer issuers of portfolio securities. This increases the Fund's risk by magnifying the impact (positively or negatively) that any one issuer has on the Fund's Share price and performance.
•	Risk Associated with Noninvestment-Grade Securities. The Fund may invest a portion of its assets in securities that are below investment-grade quality (which are also known as junk bonds), which may be subject to greater economic, credit and liquidity risks than investment-grade securities.
•	Risk Related to the Economy. Lower-grade bond returns are sensitive to changes in the economy. The value of the Fund's portfolio may decline in tandem with a drop in the overall value of the stock market based on negative developments in the U.S. and global economies.
•	Risk of Investing in Derivative Contracts and Hybrid Instruments. Derivative contracts and hybrid instruments involve risks different from, or possibly greater than, risks associated with investing directly in securities and other traditional investments. Specific risk issues related to the use of such contracts and instruments include valuation and tax issues, increased potential for losses and/or costs to the Fund, and a potential reduction in gains to the Fund. Each of these issues is described in greater detail in this Prospectus. Derivative contracts and hybrid instruments may also involve other risks described in this Prospectus or the Fund's Statement of Additional Information (SAI), such as interest rate, credit, liquidity and leverage risks
•	Technology Risk. The Adviser uses various technologies in managing the Fund, consistent with its investment objective and strategy described in this Prospectus. For example, proprietary and third-party data and systems are utilized to support decision making for the Fund. Data imprecision, software or other technology malfunctions, programming inaccuracies and similar circumstances may impair the performance of these systems, which may negatively affect Fund performance.

Huntington Short/Intermediate Fixed Income Securities Fund – Federated Short-Intermediate Total Return Bond Fund

Investment Objectives

The Huntington Short/Intermediate Fixed Income Securities Fund’s investment objective is to seek to achieve current income. The Federated Short-Intermediate Total Return Bond Fund's investment objective is to provide total return. The Federated Short-Intermediate Total Return Bond Fund's total return consists of two components: (1) changes in the market value of its portfolio of securities (both realized and unrealized appreciation); and (2) income received from its portfolio of securities.

Investment Policies and Strategies

The Huntington Funds Adviser invests the assets of the Huntington Short/Intermediate Fixed Income Securities Fund primarily in corporate debt and U.S. government securities. The Fund normally invests in short and intermediate term fixed income securities and will maintain a dollar-weighted average portfolio maturity of more than 2 but less than 5 years. The selection of corporate debt obligations is limited to those: (i) rated in one of the top four categories by a by a Nationally Recognized Statistical Ratings Organization (“NRSRO”) or (ii) not rated, but deemed by the Huntington Funds Adviser to be of comparable quality. Securities will be investment-grade at the time of purchase. However, if a security is downgraded below investment-grade after the time of purchase, the Huntington Funds Adviser will reevaluate the security, but will not be required to sell it. For all types of investments, the Huntington Funds Adviser considers various economic factors, Federal Reserve policy, interest rate trends, spreads between different types of fixed income securities and the credit quality of existing holdings.

The Huntington Short/Intermediate Fixed Income Securities Fund intends to invest in the securities of U.S. government-sponsored entities (“GSEs”). Some GSE securities are backed by the full faith and credit of the U.S. government and some GSE securities are not backed by the full faith and credit of the U.S. government.

The Federated Short-Intermediate Total Return Bond Fund expects that, under normal market conditions, income will comprise the largest component of its total return. The Fund seeks to provide the appreciation component of total return by selecting those securities whose prices will, in the opinion of the Federated Funds Adviser, benefit from anticipated changes in economic and market conditions.

The Federated Short-Intermediate Total Return Bond Fund's overall investment strategy is to invest in a portfolio consisting primarily of Treasury securities, U.S. government agency securities, (including mortgage-backed securities issued or guaranteed by U.S. government agencies or instrumentalities), mortgage-backed securities (MBS), asset-backed securities, investment-grade corporate securities and related derivative contracts. The Federated Funds Adviser expects that, normally, no more than 35% of the Fund's total assets will be invested in securities that are rated below investment grade (otherwise known as “junk bonds” or “leveraged loans”). The maximum amount that the Fund may invest in emerging market securities, including trade finance is 10% of the Fund's total assets.

A description of the various types of securities in which the Federated Short-Intermediate Total Return Bond Fund invests, and their risks, immediately follows this strategy section. Investment-grade, fixed-income securities are rated in one of the four highest categories (BBB- or higher) by a nationally recognized statistical rating organization (NRSRO). Noninvestment-grade, fixed-income securities are rated in one of the six lowest categories (BB or lower) by a NRSRO, or in either case if unrated, of comparable quality as determined by the Federated Funds Adviser. Investors in lower-rated fixed income securities may receive higher yields as compensation for assuming higher credit risks. The Federated Funds Adviser seeks to enhance the Fund's performance by allocating relatively more of its portfolio to the sector that the Federated Funds Adviser expects to offer the best balance between total return and risk and thus offer the greatest potential for return. The Fund's trade finance investments are expected to consist primarily of loans or similar instruments used to finance international trade and related infrastructure projects. The Fund buys and sells securities based primarily on its market outlook and analysis of how securities may perform under different market conditions. Within the context of its duration, yield curve and sector allocation strategies, the Fund will select individual securities that will, in the opinion of the Federated Funds Adviser, benefit from anticipated changes in economic and market conditions. The Federated Funds Adviser may lengthen or shorten duration from time to time based on its interest rate outlook, but, under normal market conditions, the Fund's dollar-weighted average effective duration is expected to be within a range of 1.5 to 3.5 years. Duration measures the price sensitivity of a fixed-income security to changes in interest rates.

Certain of the government securities in which the Federated Short-Intermediate Total Return Bond Fund invests are not backed by the full faith and credit of the U.S. government, such as those issued by the Federal Home Loan Mortgage Corporation (“Freddie Mac”), the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. The Fund may also invest in government securities that are supported by the full faith and credit of the U.S. government, such as those issued by the Government National Mortgage Association (“Ginnie Mae”). Finally, the Fund may invest in a few government securities that have no explicit financial support, but which are regarded as having implied support because the federal government sponsors their activities.

Under normal circumstances, the Federated Short-Intermediate Total Return Bond Fund will invest at least 80% of its net assets plus the amount of any borrowing for investment purposes in fixed income securities. The Fund will provide shareholders with at least 60 days prior notice of any changes in this policy as required by Rule 35d-1 under the 1940 Act. This policy shall be interpreted and implemented in accordance with its purpose, which is solely to comply with Rule 35d-1 under the 1940 Act.

Investment Risks

Because the Huntington Short/Intermediate Fixed Income Securities Fund and the Federated Short-Intermediate Total Return Bond Fund have similar investment objectives and policies, their principal risks are similar. All mutual funds take investment risks. Therefore, it is possible to lose money by investing in either Fund. An investment in either Fund is not insured or guaranteed by any bank (including Huntington Bank) or by the Federal Deposit Insurance Corporation or any other government agency.

The following summarizes some of the more significant risk factors relating to both Funds:

•	Credit Risk. It is possible that interest or principal on securities will not be paid when due. Such non-payment or default may reduce the value of the Fund's portfolio holdings, its share price and its performance.
•	Interest Rate Risk. Prices of fixed-income securities generally fall when interest rates rise. Interest rate changes have a greater effect on the price of fixed-income securities with longer durations. Duration measures the price sensitivity of a fixed-income security to changes in interest rates.

The Short/Intermediate Fixed Income Securities Fund’s prospectus also contains the following risk disclosure:

•	Counterparty Risk. The value of the Fund’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by the Fund fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with the Fund files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Fund.

The Federated Short-Intermediate Total Return Bond Fund’s prospectus also contains the following risk disclosure:

•	Investment Sector Allocation Risk. Because the Fund may allocate relatively more assets to certain fixed-income sectors than to others, the Fund's performance may be susceptible to any developments which affect those fixed-income sectors emphasized by the Fund.
•	Risk Associated with Noninvestment-Grade Securities. The Fund may invest a portion of its assets in securities rated below investment grade which may be subject to greater interest rate, credit and liquidity risks than investment-grade securities.
•	Risk Related to the Economy. Lower-grade corporate bond returns are sensitive to changes in the economy. The value of the Fund's portfolio may decline in tandem with a drop in the overall value of the stock market based on negative developments in the U.S. and global economies.
•	MBS Risk. A rise in interest rates may cause the value of MBS held by the Fund to decline. Certain MBS issued by GSEs are not backed by the full faith and credit of the U.S. government. A non-agency MBS is subject to the risk that the value of such security will decline, because the security is not issued or guaranteed as to principal or interest by the U.S. government or a GSE. The Fund's investments in collateralized mortgage obligations (CMOs) may entail greater market, prepayment and liquidity risks than other MBS.
•	Risk Associated with Complex CMOs. CMOs with complex or highly variable prepayment terms, such as companion classes, IOs, POs, Inverse Floaters and residuals, generally entail greater market, prepayment and liquidity risks than other mortgage-backed securities. For example, their prices are more volatile and their trading market may be more limited.
•	Prepayment Risk. When homeowners prepay their mortgages in response to lower interest rates, the Fund may be required to reinvest the proceeds at the lower interest rates then available. Also, when interest rates fall, the price of mortgage-backed securities may not rise to as great an extent as other fixed-income securities.
•	Liquidity Risk. The fixed-income securities in which the Fund invests may be less readily marketable and may be subject to greater fluctuation in price than other securities. Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund could incur losses. Over-the-counter (OTC) derivative contracts generally carry greater liquidity risks than exchange-traded contracts.
•	Risk of Investing In Trade Finance Related Securities. The Fund pursues its investment objective by investing primarily in trade finance, structured trade finance, export finance and project finance or related obligations of companies or other entities (including sovereign entities) located primarily in or having exposure to global emerging markets. As such, the Fund is subject to all of the risks typical to investments generally made in emerging markets, in addition to risks specific to the trade finance asset class.
•	Risk of Investing in Loans. In addition to the risks generally associated with debt instruments, such as credit, market, interest rate, liquidity and derivatives risks, bank loans are also subject to the risk that the value of the collateral securing a loan may decline, be insufficient to meet the obligations of the borrower or be difficult to liquidate. The Fund's access to the collateral may be limited by bankruptcy, other insolvency laws or by the type of loan the Fund has purchased. For example, if the Fund purchases a participation instead of an assignment, it would not have direct access to collateral of the borrower. As a result, a floating rate loan may not be fully collateralized and can decline significantly in value. Loans generally are subject to legal or contractual restrictions on resale.
•	Loan Liquidity Risk. Loans generally are subject to legal or contractual restrictions on resale. The liquidity of loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans.
•	Loan Prepayment Risk. During periods of declining interest rates or for other purposes, borrowers may exercise their option to prepay principal earlier than scheduled which may force the Fund to reinvest in lower-yielding instruments.
•	Agency Insolvency Risk. In a syndicated loan, the agent bank is the bank in the syndicate that undertakes the bulk of the administrative duties involved in the day-to-day administration of the loan. In the event of the insolvency of an agent bank, a loan could be subject to settlement risk as well as the risk of interruptions in the administrative duties performed in the day-to-day administration of the loan (such as processing interest rate calculations, processing draws, pursuing certain available contractual remedies, etc.).
•	Risk of Foreign Investing. Because the Fund invests in dollar-denominated securities issued by foreign companies, the Fund's share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than could otherwise be the case.
•	Eurozone Related Risk. A number of countries in the European Union (EU) have experienced, and may continue to experience, severe economic and financial difficulties. Additional EU member countries may also fall subject to such difficulties. These events could negatively affect the value and liquidity of the Fund's investments in euro-denominated securities and derivatives contracts, securities of issuers located in the EU or with significant exposure to EU issuers or countries.
•	Risk of Investing in Emerging Market Countries. Securities issued or traded in emerging markets generally entail greater risks than securities issued or traded in developed markets. Emerging market economies may also experience more severe downturns (with corresponding currency devaluations) than developed economies.
•	Risk of Investing in Derivative Contracts and Hybrid Instruments. Derivative contracts and hybrid instruments involve risks different from, or possibly greater than, risks associated with investing directly in securities and other traditional investments. Specific risk issues related to the use of such contracts and instruments include valuation and tax issues, increased potential for losses and/or costs to the Fund, and a potential reduction in gains to the Fund. Each of these issues is described in greater detail in this Prospectus. Derivative contracts and hybrid instruments may also involve other risks described in this Prospectus or the Fund's Statement of Additional Information (SAI), such as interest rate, credit, currency, liquidity and leverage risks.
•	Leverage Risk. Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.
•	Risk of Loss after Redemption. The Fund may also invest in trade finance loan instruments primarily by investing in other investment companies (which are not available for general investment by the public) that owns those instruments and that are advised by an affiliate of the Adviser and is structured as an extended payment fund (EPF). In the EPF, the Fund, as shareholder, will bear the risk of investment loss during the period between when shares of such EPF are presented to the transfer agent of the EPF for redemption and when the net asset value of the EPF is determined for payment of the redeemed EPF shares (the “Redemption Pricing Date”).
•	Technology Risk. The Federated Funds Adviser uses various technologies in managing the Fund, consistent with its investment objective and strategy described in this Prospectus. For example, proprietary and third-party data and systems are utilized to support decision making for the Fund. Data imprecision, software or other technology malfunctions, programming inaccuracies and similar circumstances may impair the performance of these systems, which may negatively affect Fund performance.

Comparison of Investment Limitations

The Huntington Funds and the Federated Funds each have fundamental investment policies, which may not be changed without shareholder approval, as well as non-fundamental policies, which may be changed by the Funds’ respective Boards without shareholder approval. As discussed above, the Federated Funds and the Huntington Funds may be managed using similar investment strategies. However, even in this case, there are differences in the applicable investment limitations attributable primarily to the fact that the Federated Funds are part of the Federated “family” of funds and the Huntington Funds are part of the Huntington “family” of funds. The following tables compare the investment policies of the Huntington Funds and the Federated Funds:

INVESTMENT LIMITATIONS
Huntington Fixed-Income Securities Fund	Federated Total Return Bond Fund

Diversification of Investments (fundamental)
The Fund may purchase securities of any issuer only when consistent with the maintenance of its status as a diversified company under the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

Diversification of Investments (fundamental)

With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities issued by any one issuer (other than cash, cash items, or securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, and repurchase agreements collateralized by such securities) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer, and will not acquire more than 10% of the outstanding voting securities of any one issuer.

Lending or Borrowing Money (fundamental)
The Fund may lend or borrow money up to 33 1/3% of its total assets, or to the extent permitted by the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time. Such loans may be fully collateralized by cash, U.S. government obligations or other high quality debt obligations and marked to market daily.

Issuing Senior Securities (fundamental)

The Fund may issue senior securities to the extent permitted by the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time

Issuing Senior Securities and Borrowing Money (fundamental)

The Fund will not issue senior securities, except that the Fund may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amount borrowed. The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure to facilitate management of the Fund by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while any borrowings in excess of 5% of its total assets are outstanding.

Lending Cash or Securities (fundamental)

The Fund will not lend any of its assets, except portfolio securities. This shall not prevent the Fund from purchasing or holding U.S. government obligations, money market instruments, variable rate demand notes, bonds, debentures, notes, certificates of indebtedness, or other debt securities, entering into repurchase agreements, or engaging in other transactions where permitted by the Fund's investment objective, policies and limitations.

Investing in Options and Futures (fundamental)

The Fund may not invest more than 10% of its net assets at the time of purchase in options on securities (long puts and calls). In addition, the Fund will limit its obligations under futures, options on futures and options on securities to no more than 25% of its net assets.

There is no corresponding Federated Fund policy.

Investing in Commodities and Real Estate (fundamental)
The Fund may purchase or sell commodities, commodities contracts, futures contracts, or real estate to the extent permitted by the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

Investing in Commodities (fundamental)

The Fund will not purchase or sell commodities, commodity contracts or commodity futures contracts except to the extent that the Fund may engage in transactions involving financial futures contracts or options on financial futures contracts.

Investing in Real Estate (fundamental)

The Fund will not purchase or sell real estate, including limited partnership interests, although it may invest in the securities of companies whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.

Underwriting (fundamental)
The Fund may underwrite securities to the extent permitted by the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

Underwriting (fundamental)

The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies and limitations.

Concentration of Investments (fundamental)

The Fund may not concentrate investments in a particular industry or group of industries as concentration is defined under the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

Concentration of Investments (fundamental)

The Fund will not invest 25% or more of the value of its total assets in any one industry (other than securities issued by the U.S. government, its agencies, or instrumentalities).

Pledging Assets (fundamental)

The Fund may pledge, mortgage or hypothecate any of its assets to the extent permitted by the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

Pledging Assets (fundamental)

The Fund will not mortgage, pledge or hypothecate any assets except to secure permitted borrowings. For purposes of this limitation, the following will not be deemed to be pledges of the Fund's assets: margin deposits for the purchase and sale of financial futures contracts and related options, and segregation or collateral arrangements made in connection with options activities or the purchase of securities on a when-issued basis.

There is no corresponding Huntington Fund policy.

Selling Short or Buying on Margin (fundamental)

The Fund will not sell any securities short or purchase any securities on margin, but may obtain such short-term credits as may be necessary for clearance of purchases and sales of portfolio securities. The deposit or payment by the Fund of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.

Illiquid Securities (fundamental)

The Fund may not invest more than 15% of its net assets at the time of purchase in illiquid securities.

Illiquid Securities (non-fundamental)

The Fund will not invest more than 15% of its net assets in illiquid securities.

Investing in Illiquid Securities (non-fundamental)

The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits that the Fund cannot dispose of within seven days, if immediately after and as a result, the value of such securities would exceed, in aggregate, 15% of the Fund's net assets.

Names Rule Policy (non-fundamental)

Under normal circumstances, the Fund will invest at least 80% of the value of its “Assets” (net assets plus the amount of any borrowings for investment purposes) in fixed income securities. The Fund will provide shareholders with at least 60 days prior notice of any change in this policy as required by SEC Rule 35d-1.

Names Rule Policy (non-fundamental)

Because the Fund refers to fixed-income investments in its name, it will notify shareholders at least 60 days in advance of any change in its investment policies that would enable the Fund to normally invest less than 80% of its assets in fixed-income investments.

Investing in Securities of Other Investment Companies (non-fundamental)

The Fund may invest up to 5% of its assets in the Shares of any one registered investment company, but may not own more than 3% of the securities of any one registered investment company and may not invest more than 10% of its assets in the Shares of other registered investment companies (“3, 5, 10% limits”). However, the Fund may invest 25% of its assets in the Interfund Shares of the Huntington Money Market Fund pursuant to an SEC exemptive order. In addition, pursuant to new exemptive rules, the Funds may exceed the general 3, 5, 10% limits subject to certain conditions of the rules.

The Fund will not invest in other funds in reliance on Section 12(d)(1)(F) or (G) of the 1940 Act.

Investing in Securities of Other Investment Companies (non-fundamental)

The Fund may invest in trade finance loan instruments primarily by investing in: (1) other investment companies (which are not available for general investment by the public) that owns those instruments and that are advised by an affiliate of the Adviser; or (2) private investment funds that own those instruments. The Fund's investment in the trade finance instruments through these other investment vehicles may expose the Fund to risks of loss after redemption. The Fund may also invest in such securities directly. These other investment companies are managed independently of the Fund and incur additional fees and/or expenses which would, therefore, be borne indirectly by the Fund in connection with any such investment. However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the potential additional fees and/or expenses.

Certain Explanatory Language

The Federated Total Return Bond Fund’s SAI includes the following explanatory language concerning its fundamental and non-fundamental investment limitations:

“Except with respect to borrowing money, if a percentage limitation is adhered to at the time of the investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction. For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus and undivided profits in excess of $100,000,000 at the time of investment to be “cash items.”

The Huntington Fixed-Income Securities Fund’s SAI includes the following explanatory language concerning its fundamental and non-fundamental investment limitations:

“In applying the concentration restriction: (a) the advisor uses GICS (Global Industry Classification Standard) Level 4 as its definition of industry; (b) asset-backed securities will be classified according to the underlying assets securing such securities; and (c) with respect to the Tax-Exempt Funds, municipal securities will not be deemed to constitute an industry. Also, to conform to the current view of the SEC that only domestic bank instruments may be excluded from industry concentration limitations, as a matter of non-fundamental policy, a Fund will not exclude foreign bank instruments from industry concentration limits as long as the policy of the SEC remains in effect. Moreover, investments in bank instruments, and investments in certain industrial development bonds funded by activities in a single industry, will be deemed to constitute investment in an industry, except when held for temporary defensive purposes. The investment of more than 25% of the value of the Fund’s total assets in any one industry will constitute “concentration.”

INVESTMENT LIMITATIONS
Huntington Intermediate Government Income Fund	Federated Total Return Government Bond Fund
Diversification of Investments (fundamental)
The Fund may purchase securities of any issuer only when consistent with the maintenance of its status as a diversified company under the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

Diversification (fundamental)

With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash, cash items, securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities, and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer, or the Fund would own more than 10% of the outstanding voting securities of that issuer.

Lending or Borrowing Money (fundamental)
The Fund may lend or borrow money up to 33 1/3% of its total assets, or to the extent permitted by the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time. Such loans may be fully collateralized by cash, U.S. government obligations or other high quality debt obligations and marked to market daily.

Issuing Senior Securities (fundamental)

The Fund may issue senior securities to the extent permitted by the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

Borrowing Money and Issuing Senior Securities (fundamental)

The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the Investment Company Act of 1940 (“1940 Act”).

Lending (fundamental)

The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

Investing in Options and Futures (fundamental)

The Fund may not invest more than 10% of its net assets at the time of purchase in options on securities (long puts and calls). In addition, the Fund will limit its obligations under futures, options on futures and options on securities to no more than 25% of its net assets.

There is no corresponding Federated Fund policy.

Investing in Commodities and Real Estate (fundamental)
The Fund may purchase or sell commodities, commodities contracts, futures contracts, or real estate to the extent permitted by the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

Investing in Commodities (fundamental)

The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.

Investing in Real Estate (fundamental)

The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

Underwriting (fundamental)

The Fund may underwrite securities to the extent permitted by the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

Underwriting (fundamental)

The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

Concentration of Investments (fundamental)

The Fund may not concentrate investments in a particular industry or group of industries as concentration is defined under the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

Concentration (fundamental)

The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry.

Pledging Assets (fundamental)

The Fund may pledge, mortgage or hypothecate any of its assets to the extent permitted by the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

Pledging Assets (non-fundamental)

The Fund will not mortgage, pledge or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

There is no corresponding Huntington Fund policy.

Purchases on Margin (non-fundamental)

The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities.

Illiquid Securities (fundamental)

The Fund may not invest more than 15% of its net assets at the time of purchase in illiquid securities.

Illiquid Securities (non-fundamental)

The Fund will not invest more than 15% of its net assets in illiquid securities.

Investing in Illiquid Securities (non-fundamental)

The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits that the Fund cannot dispose of within seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 15% of the Fund's net assets.

Names Rule Policy (non-fundamental)

Under normal circumstances, the Fund will invest at least 80% of the value of its “Assets” (net assets plus the amount of any borrowings for investment purposes) in U.S. Government securities. The Fund will provide shareholders with at least 60 days prior notice of any change in this policy as required by SEC Rule 35d-1.

Names Rule Policy (non-fundamental)

Because the Fund refers to U.S. government bond in its name, it will notify shareholders at least 60 days in advance of any change in its investment policies that would enable the Fund to invest, under normal circumstances, less than 80% of its assets (plus any borrowings for investment purposes) in U.S. government investments.

Investing in Securities of Other Investment Companies (non-fundamental)

The Fund may invest up to 5% of its assets in the Shares of any one registered investment company, but may not own more than 3% of the securities of any one registered investment company and may not invest more than 10% of its assets in the Shares of other registered investment companies (“3, 5, 10% limits”). However, the Fund may invest 25% of its assets in the Interfund Shares of the Huntington Money Market Fund pursuant to an SEC exemptive order. In addition, pursuant to new exemptive rules, the Funds may exceed the general 3, 5, 10% limits subject to certain conditions of the rules.

The Fund will not invest in other funds in reliance on Section 12(d)(1)(F) or (G) of the 1940 Act.

Investing in Other Investment Companies (non-fundamental)

The Fund may invest its assets in securities of other investment companies as an efficient means of carrying out its investment policies. It should be noted that investment companies incur certain expenses, such as management fees, and, therefore, any investment by the Fund in shares of other investment companies may be subject to such duplicate expenses. At the present time, the Fund expects that its investments in other investment companies may include shares of money market funds, including funds affiliated with the Fund's investment adviser.

The Fund may invest in the securities of affiliated money market funds as an efficient means of managing the Fund's uninvested cash.

Certain Explanatory Language

The Federated Total Return Government Bond Fund’s SAI includes the following explanatory language concerning its fundamental and non-fundamental investment limitations:

“In applying the concentration restriction: (a) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (b) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (c) asset-backed securities will be classified according to the underlying assets securing such securities.”

“For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus and undivided profits in excess of $100,000,000 at the time of investment to be “cash items.” Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.”

The Huntington Intermediate Government Income Fund’s SAI includes the following explanatory language concerning its fundamental and non-fundamental investment limitations:

“In applying the concentration restriction: (a) the advisor uses GICS (Global Industry Classification Standard) Level 4 as its definition of industry; (b) asset-backed securities will be classified according to the underlying assets securing such securities; and (c) with respect to the Tax-Exempt Funds, municipal securities will not be deemed to constitute an industry. Also, to conform to the current view of the SEC that only domestic bank instruments may be excluded from industry concentration limitations, as a matter of non-fundamental policy, a Fund will not exclude foreign bank instruments from industry concentration limits as long as the policy of the SEC remains in effect. Moreover, investments in bank instruments, and investments in certain industrial development bonds funded by activities in a single industry, will be deemed to constitute investment in an industry, except when held for temporary defensive purposes. The investment of more than 25% of the value of the Fund’s total assets in any one industry will constitute “concentration.”

INVESTMENT LIMITATIONS
Huntington Mortgage Securities Fund	Federated Mortgage Fund

Diversification of Investments (fundamental)

The Fund may purchase securities of any issuer only when consistent with the maintenance of its status as a diversified company under the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

Diversification of Investments (fundamental)

With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities issued by any one issuer (other than cash, cash items or securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, and repurchase agreements collateralized by such securities) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer, and will not acquire more than 10% of the outstanding voting securities of any one issuer.

Issuing Senior Securities (fundamental)

The Fund may issue senior securities to the extent permitted by the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

Lending or Borrowing Money (fundamental)
The Fund may lend or borrow money up to 33 1/3% of its total assets, or to the extent permitted by the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time. Such loans may be fully collateralized by cash, U.S. government obligations or other high quality debt obligations and marked to market daily.

Borrowing Money (fundamental)

The Fund will not borrow money, except to the extent permitted under the Investment Company Act of 1940 (“1940 Act”) (which currently limits borrowings to no more than 33⅓% of the value of the Fund’s total assets). For purposes of this investment restriction, the entry into options, forward contracts, futures contracts, including those related to indices, and options on futures contracts or indices shall not constitute borrowing.

Issuing Senior Securities (fundamental)

The Fund will not issue senior securities, except as permitted by its investment objective and policies

Lending (fundamental)

The Fund will not lend any assets except portfolio securities. (This will not prevent the purchase or holding of bonds, debentures, notes, certificates of indebtedness or other debt securities of an issuer, repurchase agreements or other transactions which are permitted by the Fund’s investment objective and policies or the Corporation’s Articles of Incorporation).

Investing in Options and Futures (fundamental)

The Fund may not invest more than 10% of its net assets at the time of purchase in options on securities (long puts and calls). In addition, the Fund will limit its obligations under futures, options on futures and options on securities to no more than 25% of its net assets.

There is no corresponding Federated Fund policy.

Investing in Commodities and Real Estate (fundamental)
The Fund may purchase or sell commodities, commodities contracts, futures contracts, or real estate to the extent permitted by the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

Investing in Commodities (fundamental)

The Fund may not purchase or sell physical commodities, provided that it may purchase securities of companies that deal in commodities.

Investing in Real Estate (fundamental)

The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

Underwriting (fundamental)

The Fund may underwrite securities to the extent permitted by the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

Underwriting (fundamental)

The Fund may not underwrite the securities of other issuers, except that it may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

Concentration of Investments (fundamental)

The Fund may not concentrate investments in a particular industry or group of industries as concentration is defined under the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

Concentration of Investments (fundamental) The Fund will not acquire more than 25% of its total assets in securities of issuers having their principal business activities in the same industry.

Pledging Assets (fundamental)

The Fund may pledge, mortgage or hypothecate any of its assets to the extent permitted by the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

Pledging Assets (fundamental)

The Fund will not mortgage, pledge or hypothecate any assets except to secure permitted borrowings. In those cases, it may mortgage, pledge or hypothecate assets having a market value not exceeding 10% of the value of total assets at the time of the borrowing.

There is no corresponding Huntington Fund Policy

Selling Short and Purchase on Margin (fundamental)

The Fund will not sell any securities short or purchase any securities on margin, but may obtain such short-term credits as may be necessary for clearance of purchases and sales of portfolio securities.

Illiquid Securities (fundamental)

The Fund may not invest more than 15% of its net assets at the time of purchase in illiquid securities.

Illiquid Securities (non-fundamental)

The Fund will not invest more than 15% of its net assets in illiquid securities.

Illiquid Securities (non-fundamental)

The Fund will not invest more than 15% of its net assets in illiquid securities, including certain restricted securities (except for Section 4(2) commercial paper and certain other restricted securities which meet the criteria for liquidity as established by the Directors), non-negotiable time deposits that the fund cannot dispose of within seven days.

Names Rule Policy (non-fundamental)

Under normal circumstances, the Fund will invest at least 80% of the value of its “Assets” (net assets plus the amount of any borrowings for investment purposes) in mortgage-related securities, including mortgage REITS. The Fund will provide shareholders with at least 60 days prior notice of any change in this policy as required by SEC Rule 35d-1.

Names Rule Policy (non-fundamental)

Because the Fund refers to mortgages in its name, it will notify shareholders at least 60 days in advance of any change in its investment policies that would enable the Fund to invest, under normal circumstances, less than 80% of its net assets (plus any borrowings for investment purposes) in mortgage investments.

Investing in Securities of Other Investment Companies (non-fundamental)

The Fund may invest up to 5% of its assets in the Shares of any one registered investment company, but may not own more than 3% of the securities of any one registered investment company and may not invest more than 10% of its assets in the Shares of other registered investment companies (“3, 5, 10% limits”). However, the Fund may invest 25% of its assets in the Interfund Shares of the Huntington Money Market Fund pursuant to an SEC exemptive order. In addition, pursuant to new exemptive rules, the Funds may exceed the general 3, 5, 10% limits subject to certain conditions of the rules.

The Fund will not invest in other funds in reliance on Section 12(d)(1)(F) or (G) of the 1940 Act.

Investing in Securities of Other Investment Companies (non-fundamental)

The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of implementing its investment strategies and/or managing its uninvested cash. The Fund may also invest in mortgage-backed securities primarily by investing in another investment company (which is not available for general investment by the public) that owns those securities and that is advised by an affiliate of the Adviser. The Fund may also invest in such securities directly. These other investment companies are managed independently of the Fund and incur additional fees and/or expenses which would, therefore, be borne indirectly by the Fund in connection with any such investment. However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the potential additional fees and/or expenses.

Certain Explanatory Language

The Federated Mortgage Fund’s SAI includes the following explanatory language concerning its fundamental and non-fundamental investment limitations:

“For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus and undivided profits in excess of $100,000,000 at the time of investment to be “cash items.” Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.”

The Huntington Mortgage Securities Fund’s SAI includes the following explanatory language concerning its fundamental and non-fundamental investment limitations:

“In applying the concentration restriction: (a) the advisor uses GICS (Global Industry Classification Standard) Level 4 as its definition of industry; (b) asset-backed securities will be classified according to the underlying assets securing such securities; and (c) with respect to the Tax-Exempt Funds, municipal securities will not be deemed to constitute an industry. Also, to conform to the current view of the SEC that only domestic bank instruments may be excluded from industry concentration limitations, as a matter of non-fundamental policy, a Fund will not exclude foreign bank instruments from industry concentration limits as long as the policy of the SEC remains in effect. Moreover, investments in bank instruments, and investments in certain industrial development bonds funded by activities in a single industry, will be deemed to constitute investment in an industry, except when held for temporary defensive purposes. The investment of more than 25% of the value of the Fund’s total assets in any one industry will constitute “concentration.”

INVESTMENT LIMITATIONS
Huntington Ohio Tax-Free Fund	Federated Ohio Municipal Income Fund

Lending or Borrowing Money (fundamental)
The Fund may lend or borrow money up to 33 1/3% of its total assets, or to the extent permitted by the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time. Such loans may be fully collateralized by cash, U.S. government obligations or other high quality debt obligations and marked to market daily.

Issuing Senior Securities (fundamental)

The Fund may issue senior securities to the extent permitted by the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

Issuing Senior Securities and Borrowing Money (fundamental)

The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the Investment Company Act of 1940, as amended (“1940 Act”).

Lending Cash or Securities (fundamental)

The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

Investing in Options and Futures (fundamental)

The Fund may not invest more than 10% of its net assets at the time of purchase in options on securities (long puts and calls). In addition, the Fund will limit its obligations under futures, options on futures and options on securities to no more than 25% of its net assets.

There is no corresponding Federated Fund policy.

Investing in Commodities and Real Estate (fundamental)
The Fund may purchase or sell commodities, commodities contracts, futures contracts, or real estate to the extent permitted by the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

Investing in Commodities (fundamental)

The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.

Investing in Real Estate (fundamental)

The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

Underwriting (fundamental)

The Fund may underwrite securities to the extent permitted by the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

Underwriting (fundamental)

The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

Concentration of Investments (fundamental)

The Fund may not concentrate investments in a particular industry or group of industries as concentration is defined under the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

Concentration of Investments (fundamental)

The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry.

Pledging Assets (fundamental)

The Fund may pledge, mortgage or hypothecate any of its assets to the extent permitted by the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

Pledging Assets (non-fundamental)

The Fund will not mortgage, pledge or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

There is no corresponding Huntington Fund policy.

Buying on Margin (non-fundamental)

The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities, and further provided that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

Illiquid Securities (fundamental)

The Fund may not invest more than 15% of its net assets at the time of purchase in illiquid securities.

Illiquid Securities (non-fundamental)

The Fund will not invest more than 15% of its net assets in illiquid securities.

Illiquid Securities (non-fundamental)

The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits that the Fund cannot dispose of within seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 15% of the Fund's net assets.

There is no corresponding Huntington Fund policy.	Restricted Securities (non-fundamental) The Fund may invest in securities subject to restrictions on resale under the Securities Act of 1933.

Names Rule Policy (non-fundamental)

Under normal circumstances, the Fund will invest at least 80% of its “Assets” (net assets plus the amount of any borrowings for investment purposes) in Ohio tax-exempt securities. Ohio tax-exempt securities are debt obligations which are issued by or on behalf of the state of Ohio or its respective authorities, agencies, instrumentalities, municipalities and political subdivisions. The Fund will provide shareholders with at least 60 days prior notice of any change in this policy as required by SEC Rule 35d-1.

Names Rule Policy (fundamental)

Under normal circumstances, the Fund will invest its assets so that at least 80% of the income that it distributes will be exempt from federal regular income tax and the personal income taxes imposed by the state of Ohio and Ohio municipalities.

Investing in Securities of Other Investment Companies (non-fundamental)

The Fund may invest up to 5% of its assets in the Shares of any one registered investment company, but may not own more than 3% of the securities of any one registered investment company and may not invest more than 10% of its assets in the Shares of other registered investment companies (“3, 5, 10% limits”). However, the Fund may invest 25% of its assets in the Interfund Shares of the Huntington Money Market Fund pursuant to an SEC exemptive order. In addition, pursuant to new exemptive rules, the Funds may exceed the general 3, 5, 10% limits subject to certain conditions of the rules.

The Fund will not invest in other funds in reliance on Section 12(d)(1)(F) or (G) of the 1940 Act.

Investing in Securities of Other Investment Companies (non-fundamental)

The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of implementing its investment strategies and/or managing its uninvested cash. These other investment companies are managed independently of the Fund and incur additional fees and/or expenses which would, therefore, be borne indirectly by the Fund in connection with any such investment. However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the potential additional fees and/or expenses. The Fund may invest in money market securities directly.

Certain Explanatory Language

The Federated Ohio Municipal Income Fund’s SAI includes the following explanatory language concerning its fundamental and non-fundamental investment limitations:

“Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

In applying the Fund's commodities restriction, investments in transactions involving futures contracts and options, forward currency contracts, swap transactions and other financial contracts that settle by payment of cash are not deemed to be investments in commodities.

In applying the Fund's concentration limitation, investments in certain industrial development bonds funded by activities in a single industry will be deemed to constitute investment in an industry. In addition: (a) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (b) financial service companies will be classified according to end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (c) asset-backed securities will be classified according to the underlying assets securing such securities. To conform to the current view of the SEC staff that only domestic bank instruments may be excluded from industry concentration limitations, the Fund will not exclude foreign bank instruments from industry concentration tests as long as the policy of the SEC remains in effect. The Fund will consider concentration to be the investment of more than 25% of the value of its total assets in any one industry.”

The Huntington Ohio Tax Free Fund’s SAI includes the following explanatory language concerning its fundamental and non-fundamental investment limitations:

“In applying the concentration restriction: (a) the advisor uses GICS (Global Industry Classification Standard) Level 4 as its definition of industry; (b) asset-backed securities will be classified according to the underlying assets securing such securities; and (c) with respect to the Tax-Exempt Funds, municipal securities will not be deemed to constitute an industry. Also, to conform to the current view of the SEC that only domestic bank instruments may be excluded from industry concentration limitations, as a matter of non-fundamental policy, a Fund will not exclude foreign bank instruments from industry concentration limits as long as the policy of the SEC remains in effect. Moreover, investments in bank instruments, and investments in certain industrial development bonds funded by activities in a single industry, will be deemed to constitute investment in an industry, except when held for temporary defensive purposes. The investment of more than 25% of the value of the Fund’s total assets in any one industry will constitute “concentration.”

INVESTMENT LIMITATIONS
Huntington Short/Intermediate Fixed Income Securities Fund	Federated Short-Intermediate Total Return Bond Fund

Diversification of Investments (fundamental)

The Fund may purchase securities of any issuer only when consistent with the maintenance of its status as a diversified company under the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

Diversification (fundamental)

With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer, or the Fund would own more than 10% of the outstanding voting securities of that issuer.

Lending or Borrowing Money (fundamental)
The Fund may lend or borrow money up to 33 1/3% of its total assets, or to the extent permitted by the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time. Such loans may be fully collateralized by cash, U.S. government obligations or other high quality debt obligations and marked to market daily.

Issuing Senior Securities (fundamental)

The Fund may issue senior securities to the extent permitted by the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

Borrowing Money and Issuing Senior Securities (fundamental)

The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the 1940 Act, any rule or order thereunder, or any SEC staff interpretation thereof.

Lending (fundamental)

The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

Investing in Options and Futures (fundamental)

The Fund may not invest more than 10% of its net assets at the time of purchase in options on securities (long puts and calls). In addition, the Fund will limit its obligations under futures, options on futures and options on securities to no more than 25% of its net assets.

There is no corresponding Federated Fund policy.

Investing in Commodities and Real Estate (fundamental)

The Fund may purchase or sell commodities, commodities contracts, futures contracts, or real estate to the extent permitted by the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

Investing in Commodities (fundamental)

The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities. For purposes of this restriction, investments in transactions involving futures contracts and options, forward currency contracts, swap transactions and other financial contracts that settle by payment of cash are not deemed to be investments in commodities.

Investing in Real Estate (fundamental)

The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

Underwriting (fundamental)

The Fund may underwrite securities to the extent permitted by the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

Underwriting (fundamental)

The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

Concentration of Investments (fundamental)

The Fund may not concentrate investments in a particular industry or group of industries as concentration is defined under the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

Concentration (fundamental)

The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. For purposes of this restriction, the term concentration has the meaning set forth in the Investment Company Act of 1940 Act (“1940 Act”), any rule or order thereunder, or any SEC staff interpretation thereof. Government securities and bank instruments will not be deemed to constitute an industry.

Pledging Assets (fundamental)

The Fund may pledge, mortgage or hypothecate any of its assets to the extent permitted by the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

Pledging Assets (non-fundamental)

The Fund will not mortgage, pledge or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

There is no corresponding Huntington Fund policy.

Purchases on Margin (non-fundamental)

The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities and further provided that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

Illiquid Securities (fundamental)

The Fund may not invest more than 15% of its net assets at the time of purchase in illiquid securities.

Illiquid Securities (non-fundamental)

The Fund will not invest more than 15% of its net assets in illiquid securities.

Illiquid Securities (non-fundamental)

The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits that the fund cannot dispose of within seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 15% of the Fund's net assets.

Investing in Securities of Other Investment Companies (non-fundamental)

The Fund may invest up to 5% of its assets in the Shares of any one registered investment company, but may not own more than 3% of the securities of any one registered investment company and may not invest more than 10% of its assets in the Shares of other registered investment companies (“3, 5, 10% limits”). However, the Fund may invest 25% of its assets in the Interfund Shares of the Huntington Money Market Fund pursuant to an SEC exemptive order. In addition, pursuant to new exemptive rules, the Funds may exceed the general 3, 5, 10% limits subject to certain conditions of the rules.

The Fund will not invest in other funds in reliance on Section 12(d)(1)(F) or (G) of the 1940 Act.

Investing in Securities of Other Investment Companies (non-fundamental)

The Fund may invest in trade finance loan instruments primarily by investing in: (1) other investment companies (which are not available for general investment by the public) that owns those instruments and that are advised by an affiliate of the Adviser; or (2) private investment funds that own those instruments. The Fund's investment in the trade finance instruments through these other investment vehicles may expose the Fund to risks of loss after redemption. The Fund may also invest in such securities directly. These other investment companies are managed independently of the Fund and incur additional fees and/or expenses which would, therefore, be borne indirectly by the Fund in connection with any such investment. However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the potential additional fees and/or expenses.

There is no corresponding Huntington Fund policy.

Names Rule Policy (non-fundamental)

Under normal circumstances, the Fund will invest at least 80% of its net assets plus the amount of any borrowing for investment purposes in fixed-income securities. The Fund will provide shareholders with at least 60 days prior notice of any changes in this policy as required by Rule 35d-1. This policy shall be interpreted and implemented in accordance with its purpose, which is solely to comply with Rule 35d-1.

Certain Explanatory Language

The Federated Short-Intermediate Total Return Bond Funds SAI includes the following explanatory language concerning its fundamental and non-fundamental investment limitations:

“For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus and undivided profits in excess of $100,000,000 at the time of investment to be “cash items” and “bank instruments.”

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.”

The Huntington Short/Intermediate Fixed Income Securities Fund’s SAI includes the following explanatory language concerning its fundamental and non-fundamental investment limitations:

“In applying the concentration restriction: (a) the advisor uses GICS (Global Industry Classification Standard) Level 4 as its definition of industry; (b) asset-backed securities will be classified according to the underlying assets securing such securities; and (c) with respect to the Tax-Exempt Funds, municipal securities will not be deemed to constitute an industry. Also, to conform to the current view of the SEC that only domestic bank instruments may be excluded from industry concentration limitations, as a matter of non-fundamental policy, a Fund will not exclude foreign bank instruments from industry concentration limits as long as the policy of the SEC remains in effect. Moreover, investments in bank instruments, and investments in certain industrial development bonds funded by activities in a single industry, will be deemed to constitute investment in an industry, except when held for temporary defensive purposes. The investment of more than 25% of the value of the Fund’s total assets in any one industry will constitute “concentration.”

Comparative Fee Tables

Like all mutual funds, the Huntington Funds and Federated Funds incur certain expenses in their operations, and, as an investor, you pay fees and expenses to buy and hold shares of a Fund. Set forth in the tables below is information regarding the fees and expenses incurred by the Huntington Funds and the Federated Funds, and the anticipated pro forma fees for the Federated Funds after giving effect to the Reorganizations. The Federated Funds will be the accounting survivors after the Reorganizations.

huntington fixed income securities fund – Federated total return bond fund

Fees and Expenses

This table describes (1) the actual fees and expenses for the Class A Shares (A) of Huntington Fixed Income Securities Fund for the fiscal year ended December 31, 2013; (2) the actual fees and expenses for the Class A Shares (A) of Federated Total Return Bond Fund for the fiscal year ended November 30, 2013; and (3) the pro forma fees and expenses of the Class A Shares (A) of Federated Total Return Bond Fund on a combined basis after giving effect to the Reorganization.

Shareholder Fees	Huntington Fixed Income Securities Fund – A	Federated Total Return Bond Fund - A	Federated Total Return Bond Fund - A Pro Forma Combined
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%	4.50%	4.50%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	0.00%	0.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None
Exchange Fee	None	None	None

Annual Fund Operating Expenses
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee	0.50%	0.30%	0.30%
Distribution (12b-1) Fee	0.25%	0.25%	0.25%
Other Expenses	0.54%	0.46%	0.46%
Acquired Fund Fees and Expenses	0.00%	0.01%	0.01%
Total Annual Fund Operating Expenses	1.29%	1.02%	1.02%
Fee Waivers and/or Expense Reimbursements	0.00%	0.10% (1)	0.10% (1)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.29%	0.92%	0.92%

1 Effective February 1, 2014, Federated Total Return Bond Fund’s adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (excluding Acquired Fund Fees and Expenses, expenses allocated from affiliated partnerships, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s A class (after the voluntary waivers and/or reimbursements) will not exceed 0.91% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) February 1, 2015, or (b) the date of the Fund’s next effective prospectus. While the Fund’s adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund’s Board of Trustees. If this Reorganization is approved and consummated, the Termination Date will be extended to up to but not including the later of (a) May 1, 2015 or (b) the date of the Fund’s next effective Prospectus.

Example

This example is intended to help you compare the cost of investing in the indicated funds with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the funds’ shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses of each fund’s shares are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year		3 Years	5 Years	10 Years
Huntington Fixed Income Securities Fund – A	$501	$769	$1,056	$1,873
Federated Total Return Bond Fund – A	$549	$760	$988	$1,642
Federated Total Return Bond Fund – A, Pro Forma Combined	$549	$760	$988	$1,642

huntington fixed income securities fund – Federated total return bond fund

Fees and Expenses

This table describes (1) the actual fees and expenses for the Institutional Shares (IS) of Huntington Fixed Income Securities Fund for the fiscal year ended December 31, 2013; (2) the actual fees and expenses for the Institutional Shares (IS) of Federated Total Return Bond Fund for the fiscal year ended November 30, 2013; and (3) the pro forma fees and expenses of the Institutional Shares (IS) of Federated Total Return Bond Fund on a combined basis after giving effect to the Reorganization.

Shareholder Fees	Huntington Fixed Income Securities Fund – IS	Federated Total Return Bond Fund - IS	Federated Total Return Bond Fund - IS Pro Forma Combined
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None
Exchange Fee	None	None	None

Annual Fund Operating Expenses
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee	0.50%	0.30%	0.30%
Distribution (12b-1) Fee	None	None	None
Other Expenses	0.54%	0.16%	0.16%
Acquired Fund Fees and Expenses	0.00%	0.01%	0.01%
Total Annual Fund Operating Expenses	1.04%	0.47%	0.47%
Fee Waivers and/or Expense Reimbursements	0.00%	0.10% (1)	0.10% (1)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.04%	0.37%	0.37%

1 Effective February 1, 2014, Federated Total Return Bond Fund’s adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (excluding Acquired Fund Fees and Expenses, expenses allocated from affiliated partnerships, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s IS class (after the voluntary waivers and/or reimbursements) will not exceed 0.36% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) February 1, 2015, or (b) the date of the Fund’s next effective prospectus. While the Fund’s adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund’s Board of Trustees. If this Reorganization is approved and consummated, the Termination Date will be extended to up to but not including the later of (a) May 1, 2015 or (b) the date of the Fund’s next effective Prospectus.

Example

This example is intended to help you compare the cost of investing in the indicated funds with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the funds’ shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses of each fund’s shares are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year		3 Years	5 Years	10 Years
Huntington Fixed Income Securities Fund – IS	$106	$331	$574	$1,271
Federated Total Return Bond Fund – IS	$48	$151	$263	$591
Federated Total Return Bond Fund – IS, Pro Forma Combined	$48	$151	$263	$591

huntington INTERMEDIATE GOVERNMENT incoME fund – Federated total return GOVERNMENT bond fund

Fees and Expenses

This table describes (1) the actual fees and expenses for the Class A Shares (A) of Huntington Intermediate Government Income Fund for the fiscal year ended December 31, 2013; (2) the actual fees and expenses for the Service Shares (SS) of Federated Total Return Government Bond Fund for the semi-annual period ended August 31, 2013; and (3) the pro forma fees and expenses of the Service Shares (SS) of Federated Total Return Government Bond Fund on a combined basis after giving effect to the Reorganization.

Shareholder Fees	Huntington Intermediate Government Income Fund – A	Federated Total Return Government Bond Fund - SS	Federated Total Return Government Bond Fund - SS Pro Forma Combined
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None
Exchange Fee	None	None	None

Annual Fund Operating Expenses
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee	0.50%	0.30%	0.30%
Distribution (12b-1) Fee	0.25%	0.25%	0.25%
Other Expenses	0.60%	0.43%	0.42%
Total Annual Fund Operating Expenses	1.35%	0.98%	0.97%
Fee Waivers and/or Expense Reimbursements	0.00%	0.33% (1)	0.32% (1)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.35%	0.65%	0.65%

1 Federated Total Return Government Bond Fund’s adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (excluding Acquired Fund Fees and Expenses, if any) paid by the Fund’s SS class (after the voluntary waivers and/or reimbursements) will not exceed 0.65% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) May 1, 2014, or (b) the date of the Fund’s next effective prospectus. While the Fund’s adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund’s Board of Trustees. If this Reorganization is approved and consummated, the Termination Date will be extended to up to but not including the later of (a) May 1, 2015 or (b) the date of the Fund’s next effective Prospectus.

Example

This example is intended to help you compare the cost of investing in the indicated funds with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the funds’ shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses of each fund’s shares are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year		3 Years	5 Years	10 Years
Huntington Intermediate Government Income Fund – A	$507	$787	$1,087	$1,938
Federated Total Return Government Bond Fund – SS	$100	$312	$542	$1,201
Federated Total Return Government Fund – SS, Pro Forma Combined	$99	$309	$536	$1,190

huntington intermediate government income fund – Federated total return government bond fund

Fees and Expenses

This table describes (1) the actual fees and expenses for the Institutional Shares (IS) of Huntington Intermediate Government Income Fund for the fiscal year ended December 31, 2013; (2) the actual fees and expenses for the Institutional Shares (IS) of Federated Total Return Government Bond Fund for the semi-annual period ended August 31, 2013; and (3) the pro forma fees and expenses of the Institutional Shares (IS) of Federated Total Return Government Bond Fund on a combined basis after giving effect to the Reorganization.

Shareholder Fees	Huntington Intermediate Government Income Fund – IS	Federated Total Return Government Bond Fund - IS	Federated Total Return Government Bond Fund - IS Pro Forma Combined
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None
Exchange Fee	None	None	None

Annual Fund Operating Expenses
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee	0.50%	0.30%	0.30%
Distribution (12b-1) Fee	None	None	None
Other Expenses	0.60%	0.18%	0.17%
Total Annual Fund Operating Expenses	1.10%	0.48%	0.47%
Fee Waivers and/or Expense Reimbursements	0.00%	0.17% (1)	0.16% (1)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.10%	0.31%	0.31%

1 Federated Total Return Government Bond Fund’s adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (excluding Acquired Fund Fees and Expenses, if any) paid by the Fund’s IS class (after the voluntary waivers and/or reimbursements) will not exceed 0.31% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) May 1, 2014, or (b) the date of the Fund’s next effective prospectus. While the Fund’s adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund’s Board of Trustees. If this Reorganization is approved and consummated, the Termination Date will be extended to up to but not including the later of (a) May 1, 2015 or (b) the date of the Fund’s next effective Prospectus.

Example

This example is intended to help you compare the cost of investing in the indicated funds with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the funds’ shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses of each fund’s shares are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year		3 Years	5 Years	10 Years
Huntington Intermediate Government Income Fund – IS	$112	$350	$606	$1,340
Federated Total Return Government Bond Fund – IS	$49	$154	$269	$604
Federated Total Return Government Bond Fund – IS, Pro Forma Combined	$48	$151	$263	$591

huntington mortgage securities fund – Federated mortgage fund

Fees and Expenses

This table describes (1) the actual fees and expenses for the Class A Shares (A) of Huntington Mortgage Securities Fund for the fiscal year ended December 31, 2013; (2) the actual fees and expenses for the Service Shares (SS) of Federated Mortgage Fund for the fiscal year ended September 30, 2013; and (3) the pro forma fees and expenses of the Service Shares (SS) of Federated Mortgage Fund on a combined basis after giving effect to the Reorganization.

Shareholder Fees	Huntington Mortgage Securities Fund – A	Federated Mortgage Fund - SS	Federated Mortgage Fund - SS Pro Forma Combined
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None
Exchange Fee	None	None	None

Annual Fund Operating Expenses
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee	0.50%	0.40%	0.40%
Distribution (12b-1) Fee	0.25%	0.25%	0.25%
Other Expenses	0.65%	0.47%	0.46%
Total Annual Fund Operating Expenses	1.40%	1.12%	1.11%
Fee Waivers and/or Expense Reimbursements	0.00%	0.33% (1)	0.32% (1)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.40%	0.79%	0.79%

1 Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements have been restated to reflect current fees due to a decrease in the fee waivers and/or expense reimbursements. Effective December 1, 2013, Federated Mortgage Fund’s adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (excluding Acquired Fund Fees and Expenses, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s SS class (after the voluntary waivers and/or reimbursements) will not exceed 0.79% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) December 1, 2014, or (b) the date of the Fund’s next effective prospectus. While the Fund’s adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors. If this Reorganization is approved and consummated, the Termination Date will be extended to up to but not including the later of (a) May 1, 2015 or (b) the date of the Fund’s next effective Prospectus.

Example

This example is intended to help you compare the cost of investing in the indicated funds with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the funds’ shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses of each fund’s shares are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year		3 Years	5 Years	10 Years
Huntington Mortgage Securities Fund – A	$512	$802	$1,112	$1,992
Federated Mortgage Fund – SS	$114	$356	$617	$1,363
Federated Mortgage Fund – SS, Pro Forma Combined	$113	$353	$612	$1,352

huntington mortgage securities fund – Federated mortgage fund

Fees and Expenses

This table describes (1) the actual fees and expenses for the Institutional Shares (IS) of Huntington Mortgage Securities Fund for the fiscal year ended December 31, 2013; (2) the actual fees and expenses for the Institutional Shares (IS) of Federated Mortgage Fund for the fiscal year ended September 30, 2013; and (3) the pro forma fees and expenses of the Institutional Shares (IS) of Federated Mortgage Fund on a combined basis after giving effect to the Reorganization.

Shareholder Fees	Huntington Mortgage Securities Fund – IS	Federated Mortgage Fund - IS	Federated Mortgage Fund - IS Pro Forma Combined
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other DisISibutions) (as a percentage of offering price)	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None
Exchange Fee	None	None	None

Annual Fund Operating Expenses
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee	0.50%	0.40%	0.40%
Distribution (12b-1) Fee	None	None	None
Other Expenses	0.65%	0.22% (1)	0.21% (1)
Total Annual Fund Operating Expenses	1.15%	0.62%	0.61%
Fee Waivers and/or Expense Reimbursements	0.00%	0.13% (2)	0.12% (2)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.15%	0.49%	0.49%

1 The Federated Mortgage Fund may incur or charge shareholder services/account administration fees on its IS class of up to a maximum amount of 0.25%. No such fees are currently incurred or charged by the IS class of the Fund. The IS class of the Fund will not incur or charge such fees until such time as approved by the Fund’s Board of Directors (the “Directors”).

2 Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements have been restated to reflect current fees due to a decrease in the fee waiver and/or expense reimbursements. Effective December 1, 2013, Federated Mortgage Fund’s adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (excluding Acquired Fund Fees and Expenses, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s IS class (after the voluntary waivers and/or reimbursements) will not exceed 0.49% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) December 1, 2014, or (b) the date of the Fund’s next effective prospectus. While the Fund’s adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors. If this Reorganization is approved and consummated, the Termination Date will be extended to up to but not including the later of (a) May 1, 2015 or (b) the date of the Fund’s next effective Prospectus.

Example

This example is intended to help you compare the cost of investing in the indicated funds with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the funds’ shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses of each fund’s shares are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year		3 Years	5 Years	10 Years
Huntington Mortgage Securities Fund – IS	$117	$365	$633	$1,398
Federated Mortgage Fund – IS	$63	$199	$346	$774
Federated Mortgage Fund – IS, Pro Forma Combined	$62	$195	$340	$762

huntington ohio tax-free fund – Federated ohio municipal income fund

Fees and Expenses

This table describes (1) the actual fees and expenses for the Class A Shares (A) and Institutional Shares (IS) of Huntington Ohio Tax-Free Fund for the fiscal year ended December 31, 2013; (2) the actual fees and expenses for the Class A Shares (A) of Federated Ohio Municipal Income Fund for the fiscal year ended August 31, 2013; and (3) the pro forma fees and expenses of the Class A Shares (A) of Federated Ohio Municipal Income Fund on a combined basis after giving effect to the Reorganization.

Shareholder Fees	Huntington Ohio Tax-Free Fund – A	Huntington Ohio Tax-Free Fund – IS	Federated Ohio Municipal Income Fund - A	Federated Ohio Municipal Income Fund - A Pro Forma Combined
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%	None	4.50%	4.50%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	None	0.00%	0.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None	None
Exchange Fee	None	None	None	None

Annual Fund Operating Expenses
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee	0.50%	0.50%	0.40%	0.40%
Distribution (12b-1) Fee	0.25%	None	0.00% (1)	0.00% (1)
Other Expenses	0.74%	0.74%	0.49%	0.49%
Total Annual Fund Operating Expenses	1.49%	1.24%	0.89%	0.89%
Fee Waivers and/or Expense Reimbursements	0.00%	0.00%	0.14% (2)	0.14% (2)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.49%	1.24%	0.75%	0.75%

1 The Federated Ohio Municipal Income Fund has adopted a Distribution (12b-1) Plan for its Class A Shares pursuant to which the A class of the Fund may incur or charge a Distribution (12b-1) fee of up to a maximum amount of 0.05%. No such fee is currently incurred or charged by the A class of the Fund. The A class of the Fund will not incur or charge such a Distribution (12b-1) fee until such time as approved by the Fund’s Board of Trustees (the “Trustees”).

2 The Federated Ohio Municipal Income Fund’s adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (excluding Acquired Fund Fees and Expenses, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s A class (after the voluntary waivers and/or reimbursements) will not exceed 0.75% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) November 1, 2014, or (b) the date of the Fund’s next effective prospectus. While the Fund’s adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees. If this Reorganization is approved and consummated, the Termination Date will be extended to up to but not including the later of (a) May 1, 2015 or (b) the date of the Fund’s next effective Prospectus.

Example

This example is intended to help you compare the cost of investing in the indicated funds with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the funds’ shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses of each fund’s shares are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year		3 Years	5 Years	10 Years
Huntington Ohio Tax-Free Fund – A	$521	$828	$1,158	$2,088
Huntington Ohio Tax-Free Fund – IS	$126	$393	$681	$1,500
Federated Ohio Municipal Income Fund – A	$537	$721	$921	$1,497
Federated Ohio Municipal Income Fund – A, Pro Forma Combined	$537	$721	$921	$1,497

huntington short/intermediate fixed income securities fund – Federated short-intermediate total return bond fund

Fees and Expenses

This table describes (1) the actual fees and expenses for the Class A Shares (A) of Huntington Short/Intermediate Fixed Income Securities Fund for the fiscal year ended December 31, 2013; (2) the projected fees and expenses for the Class A Shares (A) of Federated Short-Intermediate Total Return Bond Fund for the fiscal year ended August 31, 2014; and (3) the pro forma fees and expenses of the Class A Shares (A) of Federated Short-Intermediate Total Return Bond Fund on a combined basis after giving effect to the Reorganization.

Shareholder Fees	Huntington Short/Intermediate Fixed Income Securities Fund – A	Federated Short-Intermediate Total Return Bond Fund - A	Federated Short-Intermediate Total Return Bond Fund - A Pro Forma Combined
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	1.50%	1.00%	1.00%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None
Exchange Fee	None	None	None

Annual Fund Operating Expenses
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee	0.50%	0.30%	0.30%
Distribution (12b-1) Fee	0.25%	0.00% (1)	0.00% (1)
Other Expenses	0.56%	0.56%	0.49%
Acquired Fund Fees and Expenses	0.00%	0.01%	0.01%
Total Annual Fund Operating Expenses	1.31%	0.87%	0.80%
Fee Waivers and/or Expense Reimbursements	0.00%	0.26% (2)	0.19% (2)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.31%	0.61%	0.61%

1 The Federated Total Return Bond Fund has adopted a Distribution (12b-1) Plan for its Class A Shares pursuant to which the A class of the Fund may incur or charge a Distribution (12b-1) fee of up to a maximum amount of 0.10%. No such fee is currently incurred or charged by the A class of the Fund. The A class of the Fund will not incur or charge such a Distribution (12b-1) fee until such time as approved by the Fund’s Board of Trustees (the “Trustees”).

2 Total Annual Fund Operating Expenses have been restated to reflect an anticipated increase in Other Expenses. Effective January 31, 2014, Federated Short-Intermediate Total Return Bond Fund’s adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (excluding Acquired Fund Fees and Expenses, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s A class (after the voluntary waivers and/or reimbursements) will not exceed 0.60% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) February 1, 2015, or (b) the date of the Fund’s next effective prospectus. While the Fund’s adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees. If this Reorganization is approved and consummated, the Termination Date will be extended to up to but not including the later of (a) May 1, 2015 or (b) the date of the Fund’s next effective Prospectus.

Example

This example is intended to help you compare the cost of investing in the indicated funds with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the funds’ shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses of each fund’s shares are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year		3 Years	5 Years	10 Years
Huntington Short/Intermediate Fixed Income Securities Fund – A	$281	$559	$857	$1,705
Federated Short-Intermediate Total Return Bond Fund – A	$188	$375	$577	$1,162
Federated Short-Intermediate Total Return Bond Fund – A, Pro Forma Combined	$183	$359	$551	$1,103

huntington short/intermediate fixed income securities fund – Federated short-intermediate total return bond fund

Fees and Expenses

This table describes (1) the actual fees and expenses for the Institutional Shares (IS) of Huntington Short/Intermediate Fixed Income Securities Fund for the fiscal year ended December 31, 2013; (2) the actual fees and expenses for the Institutional Shares (IS) of Federated Short-Intermediate Total Return Bond Fund for the fiscal year ended August 31, 2013; and (3) the pro forma fees and expenses of the Institutional Shares (IS) of Federated Short-Intermediate Total Return Bond Fund on a combined basis after giving effect to the Reorganization.

Shareholder Fees	Huntington Short/Intermediate Fixed Income Securities Fund – IS	Federated Short-Intermediate Total Return Bond Fund - IS	Federated Short-Intermediate Total Return Bond Fund - IS Pro Forma Combined
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other DisISibutions) (as a percentage of offering price)	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None
Exchange Fee	None	None	None

Annual Fund Operating Expenses
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee	0.50%	0.30%	0.30%
Distribution (12b-1) Fee	None	None	None
Other Expenses	0.56%	0.32%	0.25%
Acquired Fund Fees and Expenses	0.00%	0.01%	0.01%
Total Annual Fund Operating Expenses	1.06%	0.63% (1)	0.56% (1)
Fee Waivers and/or Expense Reimbursements	0.00%	0.27% (1)	0.20% (1)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.06%	0.36%	0.36%

1 Total Annual Fund Operating Expenses have been restated to reflect an anticipated increase in Other Expenses. Effective January 31, 2014, Federated Short-Intermediate Total Return Bond Fund’s adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (excluding Acquired Fund Fees and Expenses, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s IS class (after the voluntary waivers and/or reimbursements) will not exceed 0.35% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) February 1, 2015, or (b) the date of the Fund’s next effective prospectus. While the Fund’s adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees. If this Reorganization is approved and consummated, the Termination Date will be extended to up to but not including the later of (a) May 1, 2015 or (b) the date of the Fund’s next effective Prospectus.

Example

This example is intended to help you compare the cost of investing in the indicated funds with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the funds’ shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses of each fund’s shares are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year		3 Years	5 Years	10 Years
Huntington Short/Intermediate Fixed Income Securities Fund – IS	$108	$337	$585	$1,294
Federated Short-Intermediate Total Return Bond Fund – IS	$64	$202	$351	$786
Federated Short-Intermediate Total Return Bond Fund – IS, Pro Forma Combined	$57	$179	$313	$701

Comparison of Potential Risks and Rewards; Performance Information

The bar charts and tables below shown compare the potential risks and rewards of investing in the Huntington Funds and the Federated Funds. The bar charts provide an indication of the risks of investing in each Fund by showing changes in each Fund’s performance from year to year. The total returns shown in the bar charts are based upon NAV. The tables show each Fund’s average annual total returns for the one year, five year and ten year calendar periods. .

The Funds’ performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

HUNTINGTON FUNDS

Huntington Fixed Income Securities Fund Performance: Bar Chart for Institutional Shares and Average Annual Total Return Table

The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s Institutional Shares total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods, and includes comparative performance information. The Fund’s performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information will be available at www.huntingtonfunds.com, or by calling 1-800-253-0412.

Risk/Return Bar Chart	Best Quarter Worst Quarter	Q4 2008 Q2 2004	5.74% -2.83%

This table shows the Fund’s average annual total returns for periods ended December 31, 2012.	Average Annual Total Return Table (for the periods ended December 31, 2012)

	1 Year	5 Years	10 Years
Fixed Income Securities Fund — Institutional Shares
Returns before taxes	3.98%	5.33%	4.61%
Returns after taxes on distributions(1)	5.91%	4.06%	3.28%
Returns after taxes on distributions and sales of Institutional Shares(1)	2.73%	3.86%	3.19%
Fixed Income Securities Fund — Class A Shares (with 3.75% sales charge)
Returns before taxes	-0.15%	4.28%	3.96%
Barclays Government/Credit Bond Index (BGCBI) (reflects no deduction for fees, expenses or taxes)(2)	4.82%	6.06%	5.25%

(1)  After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

(2)  The unmanaged BGCBI (formerly, the Lehman Brothers Government/Credit Bond Index) is comprised of all bonds that are investment grade Baa or higher by Moody’s or BBB or higher by Standard & Poors, if unrated by Moody’s. Issues must have at least one year to maturity.

Huntington Intermediate Government Income Fund Performance: Bar Chart for Institutional Shares and Average Annual Total Return Table

The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s Institutional Shares total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods, and includes comparative performance information. The Fund’s performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information will be available at www.huntingtonfunds.com, or by calling 1-800-253-0412.

Risk/Return Bar Chart	Best Quarter Worst Quarter	Q4 2008 Q2 2004	5.38% -2.49%

This table shows the Fund’s average annual total returns for periods ended December 31, 2012.	Average Annual Total Return Table (for the periods ended December 31, 2012)

	1 Year	5 Years	10 Years
Intermediate Government Income Fund — Institutional Shares
Returns before taxes	1.68%	4.20%	3.63%
Returns after taxes on distributions(1)	0.95%	3.48%	2.60%
Returns after taxes on distributions and sales of Institutional Shares(1)	1.11%	3.32%	2.56%
Intermediate Government Income Fund — Class A Shares (with 3.75% sales charge)
Returns before taxes	-2.25%	3.15%	2.98%
Barclays Intermediate Government/Credit Index (BIGC) (reflects no deduction for fees, expenses or taxes)(2)	3.89%	5.18%	4.62%
Merrill Lynch U.S. Treasuries/Agencies 1-10 Year Index (MLTA 1-10) (reflects no deduction for fees, expenses or taxes)(3)	1.87%	4.57%	4.12%

(1)  After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

(2)  The unmanaged BIGC is a market value weighted performance benchmark for government and corporate fixed-rate debt issues with maturities between one and 10 years.

(3)  The unmanaged MLTA 1-10 tracks the current 10-year Treasury securities. This index is produced by Merrill Lynch, Pierce, Fenner & Smith, Inc.

Huntington Mortgage Securities Fund

Performance: Bar Chart for Institutional Shares and Average Annual Total Return Table

The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s Institutional Shares total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods, and includes comparative performance information. The Fund’s performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information will be available at www.huntingtonfunds.com, or by calling 1-800-253-0412.

Risk/Return Bar Chart	Best Quarter Worst Quarter	Q1 2004 Q2 2004	3.64% -2.75%

This table shows the Fund’s average annual total returns for periods ended December 31, 2012.	Average Annual Total Return Table (for the periods ended December 31, 2012)

	1 Year	5 Years	10 Years
Mortgage Securities Fund — Institutional Shares
Returns before taxes	2.95%	4.15%	4.49%
Returns after taxes on distributions(1)	1.97%	3.21%	3.33%
Returns after taxes on distributions and sales of Institutional Shares(1)	2.09%	3.11%	3.23%
Mortgage Securities Fund — Class A Shares (with 3.75% sales charge)
Returns before taxes	-1.14%	3.09%	3.82%
Barclays Capital Mortgage Backed Securities Index (BMBSI) (reflects no deduction for fees, expenses or taxes)(2)	2.59%	5.67%	5.08%

(1)  After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

(2)  The BMBSI is composed of all fixed securities mortgage pools by the Government National Mortgage Association (GNMA), Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, including GNMA Graduated Payment Mortgages. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an Index.

Huntington Ohio Tax-Free Fund Performance: Bar Chart for Institutional Shares and Average Annual Total Return Table

The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s Institutional Shares total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods, and includes comparative performance information. The Fund’s performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information will be available at www.huntingtonfunds.com, or by calling 1-800-253-0412.

Risk/Return Bar Chart	Best Quarter Worst Quarter	Q3 2009 Q4 2010	3.85% -2.55%

This table shows the Fund’s average annual total returns for periods ended December 31, 2012.	Average Annual Total Return Table (for the periods ended December 31, 2012)

	1 Year	5 Years	10 Years
Ohio Tax-Free Fund — Institutional Shares
Returns before taxes	3.90%	4.00%	3.15%
Returns after taxes on distributions(1)	3.44%	3.87%	2.95%
Returns after taxes on distributions and sales of Institutional Shares(1)	3.45%	3.74%	2.94%
Ohio Tax-Free Fund — Class A Shares (with 3.75% sales charge)
Returns before taxes	-0.22%	2.96%	2.51%
Barclays 7-Year Municipal Bond Index (B7MB) (reflects no deduction for fees, expenses or taxes)(2)	4.20%	6.21%	5.03%

(1)  After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

(2)  The unmanaged B7MB comprises intermediate-term, investment-grade, tax-exempt bonds with maturities between six and eight years.

Huntington Short/Intermediate Fixed Income Securities Fund Performance: Bar Chart for Institutional Shares and Average Annual Total Return Table

The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s Institutional Shares total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods, and includes comparative performance information. The Fund’s performance will fluctuate, and past performance (before and after taxes) not necessarily an indication of future results. Updated performance information will be available at www.huntingtonfunds.com, or by calling 1-800-253-0412.

Risk/Return Bar Chart		Best Quarter Worst Quarter	Q2 2009 Q3 2008	3.31% -2.10%

This table shows the Fund’s average annual total returns for periods ended December 31, 2012.	Average Annual Total Return Table (for the periods ended December 31, 2012)

	1 Year	5 Years	10 Years
Short/Intermediate Fixed Income Securities Fund — Institutional Shares
Returns before taxes	1.79%	2.95%	2.78%
Returns after taxes on distributions(1)	1.35%	2.31%	1.92%
Returns after taxes on distributions and sales of Institutional Shares(1)	1.16%	2.20%	1.90%
Short/Intermediate Fixed Income Securities Fund — Class A Shares* (with 1.50% sales charge)
Returns before taxes	-0.06%	2.38%	2.37%
BofA/Merrill Lynch 1-5 Year Corporate/Government Credit Index (ML 1-5YGC)
(reflects no deduction for fees, expenses or taxes)(2)	2.47%	3.85%	3.72%

(1)	After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(K) plans.
(2)	The unmanaged ML 1-5YGC is an index trading short-term U.S. government securities and short-term domestic investment-grade corporate bonds with maturities between 1 and 4.99 years.

* Prior to May 9, 2003 (the inception date for Class A Shares), performance for Class A Shares is based on the performance of Trust Shares, adjusted for the Class A Shares 12b-1 fees and sales charges.

FEDERATED FUNDS

FEDERATED TOTAL RETURN BOND FUND

Risk/Return Bar Chart and Table

The bar chart and performance table below reflect historical performance data for the Fund and are intended to help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s IS class total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns for each class averaged over the stated periods, and includes comparative performance information. The Fund’s performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information for the Fund is available under the “Products” section at FederatedInvestors.com or by calling 1-800-341-7400.

Within the periods shown in the bar chart, the Fund’s IS class highest quarterly return was 5.07% (quarter ended September 30, 2009). Its lowest quarterly return was (2.64)% (quarter ended June 30, 2013).

Average Annual Total Return Table

In addition to Return Before Taxes, Return After Taxes is shown for the Fund’s IS class to illustrate the effect of federal taxes on Fund returns. After-tax returns are shown only for IS class, and after-tax returns for the A, B, C, R and SS classes will differ from those shown for IS class. Actual after-tax returns depend upon each investor’s personal tax situation, and are likely to differ from those shown. After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as a 401(k) plan, an Individual Retirement Account or other tax-advantaged investment plans.

(For the Period Ended December 31, 2013)

	1 Year	5 Years	10 Years
A:
Return Before Taxes	(5.86)%	4.67%	4.05%
B:
Return Before Taxes	(7.20)%	4.73%	4.09%
C:
Return Before Taxes	(2.90)%	5.09%	4.00%
R:
Return Before Taxes	(1.55)%	5.44%	4.32%
IS:
Return Before Taxes	(0.87)%	6.21%	5.09%
Return After Taxes on Distributions	(2.48)%	4.51%	3.31%
Return After Taxes on Distributions and Sale of Fund Shares	(0.41)%	4.24%	3.30%
SS:
Return Before Taxes	(1.17)%	5.90%	4.78%
Barclays U.S. Aggregate Bond Index[1] (reflects no deduction for fees, expenses or taxes)	(2.02)%	4.44%	4.55%
Lipper Core Bond Funds Average[2]	(1.87)%	6.04%	4.11%
1	The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate, taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid ARM passthroughs), asset-backed securities and commercial mortgage-backed securities.
2	Lipper figures represent the average of the total returns reported by all mutual funds designated by Lipper, Inc., as falling into the respective category and is not adjusted to reflect any sales charges.

FEDERATED TOTAL RETURN GOVERNMENT BOND FUND

Risk/Return Bar Chart

The bar chart and performance table below reflect historical performance data for the Fund and are intended to help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s IS class total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns for each class averaged over the stated periods, and includes comparative performance information. The Fund’s performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information for the Fund is available under the “Products” section at FederatedInvestors.com or by calling 1-800-341-7400.

Within the periods shown in the bar chart, the Fund’s IS class highest quarterly return was 6.74% (quarter ended December 31, 2008). Its lowest quarterly return was (2.53)% (quarter ended June 30, 2004).

Average Annual Total Return Table

In addition to Return Before Taxes, Return After Taxes is shown for the Fund’s IS class to illustrate the effect of federal taxes on Fund returns. After-tax returns are shown only for the IS class, and after-tax returns for the SS class will differ from those shown for the IS class. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through a 401(k) plan, an Individual Retirement Account or other tax-advantaged investment plans.

(For the Periods Ended December 31, 2013)

Share Class	1 Year	5 Years	10 Years
IS:
Return Before Taxes	-2.51%	2.57%	4.20%
Return After Taxes on Distributions	-3.61%	1.35%	2.75%
Return After Taxes on Distributions and Sale of Fund Shares	-1.19%	1.64%	2.77%
SS:
Return Before Taxes	-2.84%	2.22%	3.86%
Barclays Government Bond Index[1] (reflects no deduction for fees, expenses or taxes)	-2.60%	2.26%	4.14%

1 The Barclays Government Bond Index is a market value weighted index of U.S. government and government agency securities (other than mortgage securities) with maturities of one year or more.

FEDERATED MORTGAGE FUND

Risk/Return Bar Chart

The bar chart and performance table below reflect historical performance data for the Fund and are intended to help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s IS class total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods, and includes comparative performance information. The Fund’s performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information for the Fund is available under the “Products” section at FederatedInvestors.com or by calling 1-800-341-7400.

Within the periods shown in the bar chart, the Fund’s IS class highest quarterly return was 3.78% (quarter ended September 30, 2006). Its lowest quarterly return was (1.00)% (quarter ended June 30, 2004).

Average Annual Total Return Table

In addition to Return Before Taxes, Return After Taxes is shown for the Fund’s IS class to illustrate the effect of federal taxes on the Fund returns. After-tax returns are shown only for IS class, and after-tax returns for SS class will differ from those shown for the IS class. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through a 401(k) plan, an Individual Retirement Account and other tax-advantaged investment plans.

(For the Period Ended December 31, 2013)

	1 Year	5 Years	10 Years
IS:
Return Before Taxes	-1.89%	3.74%	3.99%
Return After Taxes on Distributions	-3.08%	2.26%	2.33%
Return After Taxes on Distributions and Sale of Fund Shares	-1.06%	2.35%	2.47%
SS:
Return Before Taxes	-2.18%	3.43%	3.70%
Barclays Mortgage-Backed Securities Index[1] (reflects no deduction for fees, expenses or taxes)	-1.41%	3.69%	4.61%
Lipper U.S. Mortgage Fund Category[2]	-1.48%	4.83%	3.90%
1	Barclays Mortgage-Backed Securities Index is composed of all fixed-rate securitized mortgage pools by GNMA, FNMA and FHLMC, including GNMA Graduated Payment Mortgages.
2	Lipper figures represent the average of the total returns by all the mutual funds designated by Lipper Inc. as falling into the respective categories indicated.

FEDERATED OHIO MUNICIPAL INCOME FUND

Federated Ohio Municipal Income Fund

Risk/Return Bar Chart

The bar chart and performance table below reflect historical performance data for the Fund and are intended to help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's A class total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information for the Fund is available under the "Products" section at FederatedInvestors.com or by calling 1-800-341-7400.

The total returns shown in the bar chart do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

Within the periods shown in the bar chart, the Fund’s A class highest quarterly return was 5.52% (quarter ended September 30, 2009). Its lowest quarterly return was (4.20)% (quarter ended September 30, 2008).

Average Annual Total Return Table

The Fund’s A class commenced operation on November 18, 2008. Accordingly, for the period prior to the commencement of operations, the performance information shown in the Average Annual Total Return table is for the Fund’s F class adjusted to reflect the sales charges and expenses of the A class. In addition to Return Before Taxes, Return After Taxes is shown for the Fund’s F class to illustrate the effect of federal taxes on Fund returns. After-tax returns are shown only for the F class and after tax returns for the A class will differ from those shown below for the F class. Actual after-tax returns depend on each investor’s personal tax situation and are likely to differ from those shown. After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as a 401(k) Plan an Individual Retirement Account (IRA) or other tax-advantaged investment plan.

(For the Periods Ended December 31, 2013)

	1 Year	5 Years	10 Years
F:
Return Before Taxes	-4.73%	4.88%	3.09%
Return After Taxes on Distributions	-4.73%	4.88%	3.09%
Return After Taxes on Distributions and Sale of Fund Shares	-1.35%	4.63%	3.25%
A:
Return Before Taxes	-7.02%	4.29%	2.65%
S&P Municipal Bond Ohio Index[1] (reflects no deduction for fees, expenses or taxes)	-3.21%	7.02%	4.10%
Morningstar Municipal Ohio Funds Category Average[2]	-3.98%	4.98% 3.28%

1	The S&P Municipal Bond Ohio Index (OH Index) consists of bonds in the S&P Municipal Bond Index (Main Index) that have been issued by the state of Ohio or local governments or state or local government entities within Ohio. The Main Index is a broad, comprehensive, market value-weighted index composed of approximately 55,000 bond issues that are exempt from U.S. federal income taxes or subject to the alternative minimum tax (AMT). Eligibility criteria for inclusion in the Main Index include, but are not limited to: the bond issuer must be a state (including the Commonwealth of Puerto Rico and U.S. territories) or local government or a state or local government entity where interest on the bond is exempt from U.S. federal income taxes[ctag:ba] or subject to the AMT; the bond must be held by a mutual fund for which Standard & Poor's Securities Evaluations, Inc. provides prices; it must be denominated in U.S. dollars and have a minimum par amount of $2 million; and the bond must have a minimum term to maturity and/or call date greater than or equal to one calendar month. The Main Index is rebalanced monthly.
2	Morningstar figures represent the average of the total returns reported by all the mutual funds designated by Morningstar as falling into the respective category indicated. Funds designated within the Morningstar Municipal Ohio Funds Category Average (MSTARMOH) include those that invest at least 80% of assets in Ohio municipal debt and can include long-, intermediate- and short-duration portfolios.

FEDERATED SHORT-INTERMEDIATE TOTAL RETURN BOND FUND

Risk/Return Bar Chart

The bar chart and performance table below reflect historical performance data for the Fund and are intended to help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s IS class total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods, and includes comparative performance information for each class shown. The Fund’s performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information for the Fund is available under the “Products” section at FederatedInvestors.com or by calling 1-800-341-7400.

Within the periods shown in the bar chart, the Fund’s IS class highest quarterly return was 4.50% (quarter ended September 30, 2009). Its lowest quarterly return was (2.64)% (quarter ended June 30, 2013).

Average Annual Total Return Table

In addition to Return Before Taxes, Return After Taxes is shown for the Fund’s IS class to illustrate the effect of federal taxes on Fund returns. After-tax returns are shown only for [ctag:bx]IS class, and after-tax returns for SS class will differ from those shown for the IS class. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through a 401(k) plan, an Individual Retirement Account or other tax-advantaged investment plans. The Fund’s A class and R class will commence operations on January 31, 2014.

(For the Period Ended December 31, 2013)

Share Class	1 Year	5 Years	Since Inception 9/2/2005
IS:
Return Before Taxes	-0.17%	4.81%	4.83%
Return After Taxes on Distributions	-1.12%	3.29%	4.37%
Return After Taxes on Distributions and Sale of Fund Shares	-0.10%	2.99%	4.23%
SS:
Return Before Taxes	-0.42%	4.55%	4.57%
Barclays 1-5 Year Government/Credit Index[1] (reflects no deduction for fees, expenses or taxes)	0.28%	2.86%	3.41%
Barclays Intermediate Government/Credit Index[2] (reflects no deduction for fees, expenses or taxes)	-0.86%	3.96%	4.09%
Morningstar Short-Term Bond Funds Average[3]	0.45%	3.93%	2.95%
1	The Fund's investment adviser has elected to change the Fund's broad-based securities market index to the Barclays 1-5 Year Government/Credit Index from the Barclays Intermediate Government/Credit Index. The Barclays 1-5 Year Government/Credit Index is more representative of the securities typically held by the Fund. Barclays 1-5 Year Government/Credit Index measures the performance of U.S. dollar-denominated U.S. Treasury bonds, government-related bonds (i.e., U.S. and non-U.S. agencies, sovereign, quasi-sovereign, supranational and local authority debt) and investment-grade U.S. corporate bonds that have a remaining maturity of greater than or equal to one year and less than five years.
2	Barclays Intermediate Government/Credit Index is a market weighted performance benchmark for government and corporate fixed-rate debt issues with maturities between one and ten years.
3	Morningstar figures represent the average of the total returns reported by all the mutual funds designated by Morningstar as falling into the respective category indicated. Funds designated within the Morningstar Short-Term Bond Funds Average include those that focus on corporate and other investment-grade issues with an average duration of more than one year but less than 3.5 years, or an average effective maturity of more than one year but less than four years.

Financial Highlights

The Financial Highlights for the Huntington Funds and the Federated Funds are included as Annex B to this Prospectus/Proxy Statement. The Financial Highlights will help you understand each Fund's financial performance for its past five fiscal years. Some of the information is presented on a per-share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in a Fund, assuming reinvestment of any dividends and capital gains.

The fiscal year end of the Huntington Funds is December 31. The fiscal year ends of the Federated Funds are: Federated Total Return Bond Fund – November 30; Federated Total Return Government Bond Fund – February 28; Federated Mortgage Fund – September 30; Federated Ohio Municipal Income Fund – August 31; and Federated Short-Intermediate Total Return Bond Fund – August 31.

The information for the Huntington Funds has been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the Funds’ audited financial statements is included in their Annual Report.

The information for the Federated Funds has been audited by the audit firms as follows: Federated Total Return Bond Fund and Federated Total Return Government Bond Fund – Ernst& Young LLP; Federated Mortgage Fund, Federated Ohio Municipal Income Fund, and Federated Short-Intermediate Total Return Bond Fund – KPMG LLP . Ernst & Young LLP and KPMG LLP are independent registered public accounting firms, whose reports, along with the Funds’ audited financial statements, are included in their Annual Reports.

INVESTMENT ADVISER

Huntington Funds

Subject to the supervision of the Trustees, the Huntington Funds Adviser provides a continuous investment program for the Huntington Funds, including investment research and management with respect to all securities, instruments, cash and cash equivalents in the Huntington Funds.

As of December 31, 2013, the Advisor had assets under management of $3.8 billion. The Huntington Funds Advisor (and its predecessor) has served as investment advisor to the Huntington Funds since 1987.

The Huntington Funds Adviser, a separate, wholly owned subsidiary of The Huntington National Bank, is the investment advisor to the Huntington Funds. The Huntington National Bank is a direct, wholly-owned subsidiary of Huntington Bancshares Incorporated, a Maryland corporation with executive offices located at Huntington Center, 41 South High Street, Columbus, Ohio 43215. As of December 31, 2013, Huntington Bank had assets of over $59 billion.

Federated Funds

The Federated Funds Adviser manages the Federated Funds’ assets, including buying and selling portfolio securities. Federated Advisory Services Company (FASC), an affiliate of the Federated Funds Adviser, provides certain support services to the Federated Funds Adviser. The fee for these services is paid by the Federated Funds Adviser and not by the Federated Fund. The address of the Adviser and FASC is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Federated Funds Adviser and other subsidiaries of Federated advise approximately 135 equity, fixed-income and money market mutual funds as well as a variety of other pooled investment vehicles, private investment companies and customized separately managed accounts (including non-U.S./offshore funds), which totaled approximately $376.1 billion in assets as of December 31, 2013. Federated was established in 1955 and is one of the largest investment managers in the United States with approximately 1,400 employees. Federated provides investment products to approximately 6,000 investment professionals and institutions.

Portfolio Managers

Huntington Fixed Income Securities Fund

Kirk Mentzer has served as Portfolio Manager of the Fixed Income Securities Fund since 2000. He is Senior Vice President and Director of Investment Research of the Advisor. Mr. Mentzer joined Huntington Bank in 2000 as a Portfolio Manager. From 2000 to 2001 he was Director of Fixed Income Investments. He became Director of Investment Research in 2001. He served as Vice President of Firstar Investment Research & Management Co. from 1989 through 2000 and managed Firstar’s Strategic Income and U.S. Government funds from 1999 to 2000. Mr. Mentzer received his M.B.A. from Xavier University.

Huntington Intermediate Government Income Fund

William G. Doughty has served as Portfolio Manager of the Intermediate Government Income Fund since 1999. He is Senior Vice President of the Advisor. Mr. Doughty joined Huntington Bank in 1961 and serves as Vice President. He is a member of Huntington Bank’s Investment Policy Committee and Manager of both the Fixed and Equity Trading Desk. He received his M.B.A. from The University of Dayton.

Huntington Mortgage Securities Fund

William G. Doughty has served as Portfolio Manager of the Mortgage Securities Fund since 1999.

Huntington Ohio Tax-Free Fund

Kathy Stylarek has served as the Portfolio Manager of the Ohio Tax-Free Fund since 2001. She is Vice President of the Advisor. Ms. Stylarek joined the Advisor in 2001 and is a Vice President of Huntington Bank. Ms. Stylarek served as Senior Trader at SunTrust Bank from 1997 through 2001. She received her Bachelor’s Degree from the University of South Florida.

Huntington Short/Intermediate Fixed Income Securities Fund

William G. Doughty has served as Portfolio Manager of the Short/Intermediate Fixed Income Securities Fund since 1999.

Federated Total Return Bond Fund

Donald T. Ellenberger has been the Fund's Portfolio Manager since March 2013 and is responsible for the day-to-day management, focusing on asset allocation, interest rate strategy and security selection. Mr. Ellenberger joined Federated in 1996 as a Portfolio Manager and a Vice President of a Federated advisory subsidiary. He became a Senior Vice President of the Fund's Adviser in January 2005 and served as a Vice President of the Fund's Adviser from 1997 through 2004. From 1986 to 1996, he served as a Trader/Portfolio Manager for Mellon Bank, N.A. Mr. Ellenberger received his M.B.A from Stanford University.

As noted in the section defining Principal Securities, the Fund has the ability to invest in affiliated investment companies, which are not available for general public investment, to gain additional exposure to mortgage-backed, high-yield and certain international fixed-income securities. The following individuals are portfolio managers of the affiliated investment companies:

MORTGAGE-BACKED AFFILIATED FUND

Todd A. Abraham

Todd Abraham has been the Portfolio Manager of the mortgage-backed affiliated fund since its inception in February 1999. He was the portfolio manager of the mortgage-backed portion of the Fund's portfolio from August 1996 until the inception of the mortgage-backed affiliated fund. Mr. Abraham became a Portfolio Manager in 1995 and was a Vice President of the Fund's Adviser from 1997 through 2007. He became a Senior Vice President of the Fund's Adviser in January 2007. Mr. Abraham joined Federated in 1993 as an Investment Analyst and served as Assistant Vice President from 1995 to 1997. Mr. Abraham served as a Portfolio Analyst at Ryland Mortgage Co. from 1992 to 1993. Mr. Abraham has received the Chartered Financial Analyst designation and an M.B.A. from Loyola College.

HIGH-YIELD AFFILIATED FUND

Mark E. Durbiano

Mark E. Durbiano has been the Portfolio Manager of the high-yield affiliated fund since its inception in December 1997. He was the portfolio manager of the high-yield portion of the Fund's portfolio from August 1996 until the inception of the high-yield affiliated fund. Mr. Durbiano joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. From 1988 through 1995, Mr. Durbiano was a Portfolio Manager and a Vice President of the Fund's Adviser. Mr. Durbiano has received the Chartered Financial Analyst designation and an M.B.A. from the University of Pittsburgh.

EMERGING MARKETS AFFILIATED FUND

Ihab Salib

Ihab Salib has been the Portfolio Manager of the emerging markets affiliated fund since May 2013. Ihab Salib is a Senior Portfolio Manager and Head of the International Fixed Income Group. Mr. Salib joined Federated in April 1999 as a Senior Fixed Income Trader/Assistant Vice President of the Fund's Adviser and in 2007 was named Senior Vice President. From January 1994 through March 1999, Mr. Salib was employed as a Senior Global Fixed Income Analyst with UBS Brinson, Inc. Mr. Salib received his B.A. with a major in Economics from Stony Brook University.

BANK LOAN AFFILIATED FUND

B. Anthony Delserone, Jr.

B. Anthony Delserone, Jr. has been the bank loan affiliated fund's portfolio manager since inception. Mr. Delserone joined Federated in 1998 and has been a Senior Portfolio Manager since 2002. In 1999 Mr. Delserone was a Portfolio Manager and a Vice President of the Fund's Adviser. From 1998 through 1999, Mr. Delserone was a Senior Investment Analyst and an Assistant Vice President of the Fund's Adviser. Mr. Delserone has received the Chartered Financial Analyst designation, a B.B.A. from The College of William and Mary in Virginia and an M.B.A. from the Sellinger School of Business, Loyola College of Maryland.

PROJECT AND TRADE FINANCE AFFILIATED FUND

Chris McGinley

Chris McGinley has been the Portfolio Manager of the project trade finance affiliated fund since December 2009. Mr. McGinley joined Federated in 2004 as an associate research analyst in the international fixed-income department. He became an Assistant Vice President of the Fund's Adviser in 2005. Mr. McGinley worked in Senator Rick Santorum's office in 2001 and from 2002 to 2004 he served as Legislative Correspondent for Senator Santorum. Mr. McGinley earned his B.S. and received his M.P.I.A. from the University of Pittsburgh.

Federated Total Return Government Bond Fund

Todd A. Abraham has been the Fund's Portfolio Manager since February 2003. He is Vice President of the Fund and the Head of the Government/Mortgage Backed Fixed Income Groups. Mr. Abraham was a Portfolio Manager from 1995 to 2004 and has been a Senior Portfolio Manager since 2004. He was a Vice President of the Fund's Adviser from 1997 through 2007 and has been a Senior Vice President of the Fund's Adviser since January 2007. Mr. Abraham joined Federated in 1993 as an Investment Analyst and served as Assistant Vice President of the Fund's Adviser from 1995 to 1997. Mr. Abraham served as a Portfolio Analyst at Ryland Mortgage Co. from 1992 to 1993. Mr. Abraham has received the Chartered Financial Analyst designation and holds an M.B.A. in Finance from Loyola College.

Federated Mortgage Fund

Todd A. Abraham is the Head of the Government/Mortgage-Backed Fixed Income Group and has been the Fund's Portfolio Manager since February 2003. Mr. Abraham is Vice President of the Corporation with respect to the Fund. Mr. Abraham has been a Portfolio Manager since 1995 and a Vice President of the Fund's Adviser since 1997. Mr. Abraham joined Federated in 1993 as an Investment Analyst and served as Assistant Vice President of the Fund's Adviser from 1995 to 1997. Mr. Abraham has received the Chartered Financial Analyst designation and an M.B.A. in Finance from Loyola College (now known as Loyola University Maryland).

Federated Ohio Municipal Income Fund

J. Scott Albrecht has been the Fund's Portfolio Manager since March 1995. He is Vice President of the Trust with respect to the Fund. Mr. Albrecht joined Federated in 1989. He became a Senior Vice President of the Fund's Adviser in January 2005 and served as a Vice President of the Fund's Adviser from 1994 through 2004. He has been a Senior Portfolio Manager since 1997 and was a Portfolio Manager from 1994 to 1996. Mr. Albrecht has received the Chartered Financial Analyst designation and an M.S. in Public Management from Carnegie Mellon University.

Federated Short-Intermediate Total Return Bond Fund

Christopher J. Smith

Christopher J. Smith has been the Fund's Portfolio Manager since its inception in September 2005. He is Vice President of the Trust with respect to the Fund. Mr. Smith joined Federated in 1995 and has been a Senior Portfolio Manager since 2006 and Senior Vice President of the Fund's Adviser since 2011. He was a Vice President of the Fund's Adviser from 1997 to 2011. He was an Assistant Vice President of Provident Life & Accident Insurance Company from 1987 through 1994. Mr. Smith has received the Chartered Financial Analyst designation. He received his M.A. in Economics and Finance from the University of Kentucky.

John Gentry

John Gentry has been the Fund's Portfolio Manager since November 2013. He is Vice President, Senior Portfolio Manager and Head of the Corporate Fixed Income Group of the Fund's Adviser. Mr. Gentry joined Federated in 1995. Prior to joining Federated, he was a Senior Treasury Analyst at Sun Company, Inc. and an Analyst at Golembe Associates, Inc. Mr. Gentry has received the Chartered Financial Analyst designation. Mr. Gentry received his B.A. from the University of Virginia and M.B.A. from Cornell University.

MORTGAGE-BACKED AFFILIATED FUND

Todd A. Abraham

Todd Abraham has been the Portfolio Manager of the mortgage-backed affiliated fund since its inception in February 1999. He was the portfolio manager of the mortgage-backed portion of the Fund's portfolio from August 1996 until the inception of the mortgage-backed affiliated fund. Mr. Abraham became a Portfolio Manager in 1995 and was a Vice President of the Fund's Adviser from 1997 through 2007. He became a Senior Vice President of the Fund's Adviser in January 2007. Mr. Abraham joined Federated in 1993 as an Investment Analyst and served as Assistant Vice President from 1995 to 1997. Mr. Abraham served as a Portfolio Analyst at Ryland Mortgage Co. from 1992 to 1993. Mr. Abraham has received the Chartered Financial Analyst designation and an M.B.A. in Finance from Loyola College.

HIGH-YIELD AFFILIATED FUND

Mark E. Durbiano

Mark E. Durbiano has been the Portfolio Manager of the high-yield affiliated fund since its inception in December 1997. He was the portfolio manager of the high-yield portion of the Fund's portfolio from August 1996 until the inception of the high-yield affiliated fund. Mr. Durbiano joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. From 1988 through 1995, Mr. Durbiano was a Portfolio Manager and a Vice President of the Fund's Adviser. Mr. Durbiano has received the Chartered Financial Analyst designation and an M.B.A. in Finance from the University of Pittsburgh.

EMERGING MARKETS AFFILIATED FUND

Ihab Salib

Ihab Salib has been the Portfolio Manager of the emerging markets affiliated fund since May 2013. Ihab Salib is a Senior Portfolio Manager and Head of the International Fixed Income Group. Mr. Salib joined Federated in April 1999 as a Senior Fixed Income Trader/Assistant Vice President of the Fund's Adviser and in 2007 was named Senior Vice President. From January 1994 through March 1999, Mr. Salib was employed as a Senior Global Fixed Income Analyst with UBS Brinson, Inc. Mr. Salib received his B.A. with a major in Economics from Stony Brook University.

BANK LOAN AFFILIATED FUND

B. Anthony Delserone, Jr.

B. Anthony Delserone, Jr. has been the bank loan affiliated fund's portfolio manager since inception. Mr. Delserone joined Federated in 1998 and has been a Senior Portfolio Manager since 2002. In 1999 Mr. Delserone was a Portfolio Manager and a Vice President of the Fund's Adviser. From 1998 through 1999, Mr. Delserone was a Senior Investment Analyst and an Assistant Vice President of the Fund's Adviser. Mr. Delserone has received the Chartered Financial Analyst designation, a B.B.A. from The College of William and Mary in Virginia and an M.B.A. in Finance from the Sellinger School of Business, Loyola College of Maryland.

PROJECT AND TRADE FINANCE AFFILIATED FUND

Christopher McGinley

Mr. McGinley has been the trade finance affiliated fund's Portfolio Manager since December 2009. Mr. McGinley joined Federated in 2004 as an associate research analyst in the international fixed-income department. He became an Assistant Vice President of the Fund's Adviser in 2005. Mr. McGinley worked in Senator Rick Santorum's office in 2001 and from 2002 to 2004 he served as Legislative Correspondent for Senator Santorum. Mr. McGinley earned his B.S. and received his M.P.I.A. from the University of Pittsburgh.

INVESTMENT ADVISORY FEES AND OTHER FEES/EXPENSES

The Huntington Funds and the Federated Funds pay certain affiliated and non-affiliated service providers fees as described below. The Funds and their affiliated service providers may also pay fees as described below to certain affiliates or to financial intermediaries (such as broker-dealers, banks, investment Adviser or third-party administrators) whose customers are shareholders of the Funds. For additional information regarding the fees paid by the Funds, please see the section entitled “Summary -- Comparative Fee Tables” in this Prospectus/Proxy Statement.

Investment Advisory Fees

Huntington Funds

The Huntington Funds pay the Huntington Funds Adviser management fees as a percentage of average daily net assets for its services as set forth in the chart below:

Tiered	Annual Rate
Up to $500 million	0.50%
On the next $500 million to $1 billion	0.45%
On excess of $1 billion	0.40%

Federated Funds

The investment advisory contracts for Federated Total Return Bond Fund, Federated Total Return Government Bond Fund and Federated Short-Intermediate Total Return Bond Fund provide for payment to the Federated Funds Adviser of an annual investment advisory fee of 0.30% of each Fund’s average daily net assets. The Federated Funds Adviser may voluntarily waive a portion of its fee or reimburse each Fund for certain operating expenses. The Federated Funds Adviser and its affiliates have also agreed to certain “Fee Limits” as described in the footnote to the “Risk/Return Summary: Fees and Expenses” table found in the “Fund Summary” section of each Fund’s Prospectus.

The investment advisory contracts for Federated Mortgage Fund and Federated Ohio Municipal Income Fund provide for payment to the Federated Funds Adviser of an annual investment advisory fee of 0.40% of each Fund’s average daily net assets. The Federated Funds Adviser may voluntarily waive a portion of its fee or reimburse each Fund for certain operating expenses. The Federated Funds Adviser and its affiliates have also agreed to certain “Fee Limits” as described in the footnote to the “Risk/Return Summary: Fees and Expenses” table found in the “Fund Summary” section of each Fund’s Prospectus.

Rule 12b-1 Plan

Huntington Funds

The Huntington Funds have adopted a Rule 12b-1 Plan on behalf of Class A Shares which allows them to pay fees to financial intermediaries (which may be paid through Unified Financial Securities, Inc. (“Huntington Distributor”)) for the sale and distribution of these Shares. These fees may also be paid to the distributor, the Huntington Funds Adviser and/or their affiliates. The Huntington Funds may waive or reduce the maximum amount of Rule 12b-1 fees they pay from time to time at their sole discretion. In addition, a financial intermediary (including the Huntington Distributor, the Huntington Funds Adviser or their affiliates) may voluntarily waive or reduce any fees to which they may be entitled. Because these Shares pay marketing fees on an ongoing basis, your investment costs may be higher over time than other shares with different sales charges and marketing fees. From time to time, the Huntington Distributor may pay out of its reasonable profits and other resources (including those of its affiliates) advertising, marketing and other expenses for the benefit of the Huntington Funds. The maximum Rule 12b-1 fee is 0.25% of the Huntington Funds’ Class A Shares average daily net assets.

Rule 12b-1 Plan

Federated Funds

Federated Total Return Bond Fund – Class A Shares, Federated Total Return Government Bond Fund – Service Shares, and Federated Mortgage Fund – Service Shares have adopted a Rule 12b-1 Plan, which allows them to pay marketing fees of up to 0.25% of average net assets to Federated Securities Corp. (the “Federated Distributor”) for the sale, distribution, administration and customer servicing of each Fund’s shares. When the Federated Distributor receives Rule 12b-1 Fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. Because these shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different marketing fees.

Federated Ohio Municipal Income Fund – Class A Shares and Federated Short-Intermediate Total Return Bond Fund – Class A Shares have adopted a Rule 12b-1 Plan, which allows them to pay marketing fees of up to 0.05% and 0.10%, respectively, of average net assets to the Federated Distributor for the sale, distribution, administration and customer servicing of each Fund’s shares. When the Federated Distributor receives Rule 12b-1 Fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. Federated Ohio Municipal Income Fund’s Class A Shares and Federated Short-Intermediate Total Return Bond Fund’s Class A Shares have no present intention of paying, accruing or incurring any Rule 12b-1 fees until such time as approved by the Funds’ Board of Trustees. Because these shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different marketing fees.

Administrative Fees

Huntington Funds

Huntington Asset Services, Inc., a wholly owned subsidiary of Huntington Bancshares, Incorporated, provides administration, financial administration and accounting services at the following annual rate on a tiered basis:

Fee Rate	Average Daily Net Assets of the Trust
0.1822%	on the first $4 billion
0.1650%	on the next $2 billion
0.1575%	on the next $2 billion
0.1450%	on assets in excess of $8 billion

There is no minimum annual fee per Fund or class of Shares.

The Advisor and its affiliates may pay out of their own reasonable resources and profits, fees or other expenses for shareholder and/or recordkeeping services and/or marketing support.

Federated Funds

Federated Administrative Services (FAS), a subsidiary of Federated, provides administrative personnel and services, including certain legal, compliance, recordkeeping and financial reporting services (“Administrative Services”), necessary for the operation of the Funds. FAS provides Administrative Services for a fee based upon the rates set forth below paid on the average daily net assets of the Funds. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement with FAS. FAS is also entitled to reimbursement for certain out-of-pocket expenses incurred in providing Administrative Services to the Funds.

Administrative Services Fee Rate	Average Daily Net Assets of the Investment Complex
0.150 of 1%	on the first $5 billion
0.125 of 1%	on the next $5 billion
0.100 of 1%	on the next $10 billion
0.075 of 1%	on assets over $20 billion

Service Fees

Huntington Funds

The Huntington Funds may pay Shareholder Services Fees up to 0.25% of the average daily NAV of Class A Shares and Institutional Shares to financial intermediaries for providing shareholder assistance, maintaining shareholder accounts and communicating or facilitating purchases and redemptions of Shares.

Federated Funds

Certain share classes of the Federated Funds may pay Service Fees of up to 0.25% of average net assets to financial intermediaries or to Federated Shareholder Services Company (FSSC), a subsidiary of Federated, for providing services to shareholders and maintaining shareholder accounts. Intermediaries that receive Service Fees may include a company affiliated with management of Federated. If a financial intermediary receives Service Fees on an account, it is not eligible to also receive Account Administration Fees on that same account.

Account Administration Fees (Federated Funds only)

The Federated Funds may pay Account Administration Fees of up to 0.25% of average net assets to banks that are not registered as broker-dealers or investment Adviser for providing administrative services to the Federated Fund and shareholders. If a financial intermediary receives Account Administration Fees on an account, it is not eligible to also receive Service Fees or Recordkeeping Fees on that same account.

Recordkeeping Fees (Federated Funds only)

The Federated Funds may pay Recordkeeping Fees on an average net assets basis or on a per-account-per-year basis to financial intermediaries for providing recordkeeping services to the Federated Funds and shareholders. If a financial intermediary receives Recordkeeping Fees on an account, it is not eligible to also receive Networking Fees on that same account.

Networking Fees (Federated Funds only)

The Federated Funds may reimburse Networking Fees on a per-account-per-year basis to financial intermediaries for providing administrative services to the Federated Funds and their shareholders on certain non-omnibus accounts. If a financial intermediary receives Networking Fees on an account, it is not eligible to also receive Recordkeeping Fees on that same account.

Additional Payments to Financial Intermediaries

Huntington Funds

The Huntington Distributor, the Huntington Funds Adviser and/or their affiliates may pay out of their own profits and reasonable resource amounts (including items of material value) to certain financial intermediaries that support the sale of Shares or provide services to Fund shareholders. The amounts of these payments could be significant, and may create an incentive for the financial intermediaries or their employees or associated persons to recommend or sell Shares of the Fund to you. These payments are not reflected in the fees and expenses listed in the fee table section of the Funds’ Prospectus because they are not paid by the Funds.

These payments are negotiated and may be based on such factors as the number or value of Shares that the financial intermediary sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial intermediary. These payments may be in addition to payments made by the Fund to the financial intermediary under a Rule 12b-1 Plan and/or shareholder services fees arrangement. You can ask your financial intermediary for information about any payments it receives from the Huntington Distributor, the Huntington Funds Adviser, their affiliates, or the Funds and any services the financial intermediary provides. The Huntington Funds’ SAI contains additional information on the types of additional payments that may be paid.

Federated Funds

The Federated Distributor may pay out of its own resources amounts (including items of material value) to certain financial intermediaries that support the sale of shares or provide services to Federated Fund shareholders. The amounts of these payments could be significant, and may create an incentive for the financial intermediary or its employees or associated persons to recommend or sell shares of the Federated Fund to you. In some cases, such payments may be made by or funded from the resources of companies affiliated with the Federated Distributor (including the Federated Funds Adviser). These payments are not reflected in the fees and expenses listed in the fee table section of the Federated Fund’s prospectus and described above because they are not paid by the Federated Fund.

These payments are negotiated and may be based on such factors as: the number or value of shares that the financial intermediary sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial intermediary. These payments may be in addition to payments, as described above, made by the Federated Funds to the financial intermediary. In connection with these payments, the financial intermediary may elevate the prominence or profile of the Federated Funds and/or other Federated funds within the financial intermediary’s organization by, for example, placement on a list of preferred or recommended funds, and/or granting the Federated Distributor preferential or enhanced opportunities to promote the funds in various ways within the financial intermediary’s organization. You can ask your financial intermediary for information about any payments it receives from the Federated Distributor or the Federated Fund and any services provided.

Procedures for Purchasing, Redeeming and Exchanging Shares

The transfer agent and dividend disbursing agent for the Federated Funds is State Street Bank and Trust Company. Services provided by State Street Bank include the issuance, cancellation and transfer of the Federated Funds’ shares, and the maintenance of records regarding the ownership of such shares.

The transfer agent for the Huntington Funds is Huntington Asset Services, Inc.

In connection with a Reorganization, any minimum investment amounts applicable to initial investments in the Federated Fund shall be waived with respect to the Huntington Fund shareholders initial receipt of Federated Fund shares as part of the Reorganization.

In connection with the Reorganization, a shareholder of a Huntington Fund will initially acquire the shares of the Federated Fund at net asset value, but subsequent purchases of such Federated Fund may be subject to any sales loads (including any front-end sales load) applicable to purchases of such Federated Fund, as further described below.

Purchases

Shares of the Huntington Funds and the Federated Funds may be purchased any day the New York Stock Exchange (NYSE) is open. When a Fund receives your transaction request in proper form (as described in each Fund’s Prospectus), it is processed at the next calculated NAV of a share. The Huntington Funds’ NAV is determined as of the close of regular trading of the NYSE (generally 4:00 p.m. Eastern Time) on each day the NYSE is open. The Federated Funds’ NAV is determined as of the end of regular trading on the New York Stock Exchange (NYSE) (normally 4:00 p.m. Eastern time) each day the NYSE is open. Each Fund calculates the NAV by valuing the assets allocated to the share’s class, subtracting the liabilities allocated to the class and dividing the balance by the number of shares of the class outstanding.

Shareholders may purchase shares of the Huntington Funds through an investment professional, by mail, by calling the Trust or through an exchange from the same share class of any other Huntington Fund. Purchases of Federated Fund’s shares may be made through a financial intermediary, directly from the Federated Fund by wire and by check or through an exchange from the same share class of another Federated fund (for exchanges, you must meet the minimum initial investment requirements for purchasing shares and both accounts must have identical registrations). An institution may establish and account and place an order by calling the Federated Fund and the shares will be priced at the next calculated NAV after the Federated Fund receives the order.

The Huntington Funds and the Federated Funds each offer a Systematic Investment Program (“SIP”).

For the Federated Funds to use the SIP, an investor needs to complete the SIP section of the new account form or contact the Federated Funds or the investor’s financial intermediary. Once you have opened an account, purchases of additional shares may be made automatically on a regular basis using the SIP. The minimum investment amount for SIPs is $50. Once you have opened an account, purchases of additional shares also may be made through a financial institution that is an ACH member (the purchase option can be established by completing the appropriate section of the new account form).

For the Huntington Funds you must open an account with the Trust by calling (800) 253-0412, request and complete an application, and invest at least $50 at periodic intervals ($25 for Current Employees). Minimum initial and subsequent investment requirements may be different for accounts with your investment professional.

Each of the Funds reserve the right to reject any request to purchase or exchange shares.

Minimum initial and subsequent investment amounts for the Huntington Funds:

The minimum initial purchase for the Class A Shares and Institutional Shares is $1,000. For Class A Shares, the minimum subsequent investment is $50; for Institutional Shares the minimum subsequent investment is $500. For Class A Shares and Institutional Shares, the minimum initial and subsequent investment through the SIP is $50.

Due to the high cost of maintaining accounts with low balances, if your account balance in any one of the Funds falls below $1,000, the Trust may choose to redeem those Shares and close that account without your consent. The Trust will not close any account which is held through a retirement plan or any account whose value falls below $1,000 as a result of changes in a Fund’s NAV. If the Trust plans to close your account, it will notify you and provide you with 30 days to add to your account balance.

Minimum initial and subsequent investment amounts for the Federated Funds:

The minimum investment amount for the Class A Shares is generally $1,500 for initial investments and $100 for subsequent investments. The minimum initial and subsequent investment amounts for Individual Retirement Accounts are $250 and $100, respectively. There is no minimum initial or subsequent investment amount for employer-sponsored retirement plans. The minimum investment for SIP is $50.

The minimum initial investment amount for the Service Shares and Institutional Shares is generally $1,000,000 and there is no minimum subsequent investment amount. The minimum investment amount for Systematic Investment Programs is $50.

There is no minimum initial or subsequent amount required for employer- sponsored retirement plans; however, such accounts remain subject to the Federated Fund’s policy on “Accounts with Low Balances” as discussed in its Prospectus. An institutional investor’s minimum investment is calculated by combining all accounts it maintains with the Federated Fund. Financial intermediaries may impose higher or lower minimum investment requirements on their customers than those imposed by the Federated Fund. Keep in mind that financial intermediaries may charge you fees for their services in connection with your share transactions.

Federated reserves the right to close accounts if redemptions or exchanges cause the account balance to fall below $1,500 for the Class A Shares (or in the case of IRAs, $250), and $25,000 for the Service Shares and Institutional Shares. Before an account is closed, you will be notified and allowed at least 30 days to purchase additional Shares to meet the minimum.

Sales Loads Applicable to the Huntington Funds:

Class A Shares of Huntington Fixed Income Securities Fund, Huntington Intermediate Government Income Fund,

Huntington Mortgage Securities Fund and Huntington Ohio Tax-Free Fund are subject to a 3.75% front-end sales charge. Class A Shares of Huntington Short/Intermediate Fixed Income Securities Fund are subject to a 1.50% front-end sales charge.

Class A Shares of Huntington Fixed Income Securities Fund, Huntington Intermediate Government Income Fund,

Huntington Mortgage Securities Fund, Huntington Ohio Tax-Free Fund and Huntington Short/Intermediate Fixed Income Securities Fund are subject to breakpoint discounts on their front-end sales charges as follows:

Huntington Fixed Income Securities Fund Huntington Intermediate Government Income Fund Huntington Mortgage Securities Fund Huntington Ohio Tax-Free Fund		Huntington Short/Intermediate Fixed Income Securities Fund
Purchase Amount	Sales Charge	Purchase Amount	Sales Charge
$0 - $49,999 $50,000 - $99,999 $100,000 - $249,999 $250,000 - $499,999 $500,000 - $749,999 $750,000 - $999,999 $1 million and over* *Subject to CDSC. See below.	3.75% 2.75% 2.00% 1.50% 1.00% 0.75% 0.00%	$0 - $99,999 $100,000 and over	1.50% 0.00%

Class A Shares of Huntington Fixed Income Securities Fund, Huntington Intermediate Government Income Fund,

Huntington Mortgage Securities Fund and Huntington Ohio Tax-Free Fund are subject to a contingent deferred sales charge (CDSC) of 1.00% on Class A Shares redeemed up to 13 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction.

Sales Loads Applicable to the Federated Funds:

Class A Shares of Federated Total Return Bond Fund and Federated Ohio Municipal Income Fund are subject to a 4.50% front-end sales charge. However, purchases of additional Class A Shares of Federated Ohio Municipal Income Fund by a former holder of the Institutional Shares of Huntington Ohio Tax-Free Fund will not be subject to the front-end sales charge, which will be waived. Class A Shares of Federated Short-Intermediate Total Return Bond Fund are subject to a 1% front-end sales charge.

Class A Shares of Federated Total Return Bond Fund, Federated Ohio Municipal Income Fund, and Federated Short-Intermediate Total Return Bond Fund are subject to breakpoint discounts on their front-end sales charges as follows:

Federated Total Return Bond Fund Federated Ohio Municipal Income Fund		Federated Short-Intermediate Total Return Bond Fund
Purchase Amount	Sales Charge	Purchase Amount	Sales Charge
Less than $100,000 $100,000 but less than $250,000 $250,000 but less than $500,000 $500,000 but less than $1 million $1 million or greater* *Subject to CDSC. See below.	4.50% 3.75% 2.50% 2.00% 0.00%	Less than $250,000 $250,000 or greater	1.00% 0.00%

Class A Shares of Federated Total Return Bond Fund and Federated Ohio Municipal Income Fund are subject to a contingent deferred sales charge (CDSC) of 0.75% on Class A Shares purchased in the amount of $1 million or more and redeemed within 24 months of purchase if the Shares were originally purchased through a program offered by Financial Intermediary that provides for the purchase of Shares without imposition of a sales charge (for example, a wrap account, self-directed brokerage account, retirement or other fee-based program offered by the Financial Intermediary) and where the Financial Intermediary has agreed with the principal underwriter not to receive an advanced commission on purchases under such program.

Redemptions and Exchanges

Huntington Funds shareholders may redeem shares of the Huntington Fund at their NAV. Huntington Funds shareholders may elect to use either the telephone or mail redemption procedures. The redemption price will be the NAV per share of the Huntington Funds next determined after receipt by the Huntington Funds Adviser of a redemption request in proper form or, with respect to redemption by telephone, at the NAV per share next determined after receipt of a redemption request by the Huntington Funds Adviser. The Huntington Funds also offers redemption by systematic withdrawal program (“Withdrawal Program”) with an account balance of at least $10,000. Shareholders must indicate on their application if they wish to participate in the Withdrawal Program.

Shares of the Federated Fund may be redeemed or exchanged any day the NYSE is open. Redemptions and exchanges of the Federated Fund may be made through a financial intermediary or directly from the Fund by telephone or by mailing a written request. Shares also may be redeemed or exchanged in a minimum amount of $100 on a regular basis using a systematic withdrawal/exchange program (to use the systematic withdrawal/exchange program, an investor must complete the appropriate section of the new account form or an account service options form or contact the investor’s financial intermediary or the Fund). An investor’s account value must meet the minimum initial investment amount at the time the systematic withdrawal/exchange program is established. Shares of a Fund may be redeemed for cash or exchanged for shares of the same class of other Federated funds on days on which the Fund computes its NAV.

The Service Shares and Institutional Shares of the Federated Funds have an exchange privilege that allows shareholders to exchange their shares for any Federated fund or share class that does not have a stated sales charge or contingent deferred sales charge. The Class A Shares of the Federated Funds have an exchange privilege that allows shareholder to exchange their shares for the Class A Shares of another Federated Fund. An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction. The Federated Funds may modify or terminate the exchange privilege at any time.

The Huntington Funds have an exchange privilege that allows shareholders to exchange their shares for other Huntington Funds for the same class of Shares of any other Huntington Fund offering such Shares.

Any questions about the foregoing procedures may be directed to, and assistance in effecting purchases, redemptions or exchanges of the Funds may be obtained by calling, the Federated Fund at 1-800-341-7400 or the Huntington Funds at 1-800-253-0412.

Dividends and Distributions; Tax Information; Frequent Trading; Portfolio Holdings Disclosure Policies; Change of Custodian

Dividends and Distributions

The Huntington Funds (with the exception of the Huntington Mortgage Securities Fund) declare any dividends daily and pay them monthly to shareholders. The Huntington Mortgage Securities Fund declares and pays any dividends monthly to shareholders.

Huntington Funds shareholders who purchase Shares by check, ACH or SIP, you will begin earning dividends on the next business day after your order has been received by the Trust.

The Federated Funds (with the exception of the Federated Ohio Municipal Income Fund) declare any dividends daily and pay them monthly to shareholders. The Federated Ohio Municipal Income Fund declares and pays any dividends monthly to shareholders.

Federated Fund shareholders who purchase shares by wire, begin earning dividends on the day your wire is received. If you purchase shares by check, you begin earning dividends on the business day after the Federated Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

Dividends are paid to all shareholders invested in a Fund on the record date. The record date is the date on which a shareholder must officially own shares to earn a dividend.

In addition, the Funds pay any capital gains at least annually, and may make such special distributions of dividends and capital gains as may be necessary to meet applicable regulatory requirements.

The Federated Funds dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments. Dividends may also be reinvested without sales charges in shares of any class of any other Federated fund of which you are already a shareholder.

If you have elected to receive dividends and/or capital gain distributions in cash, and your check is returned by the postal or other delivery service as “undeliverable,” or you do not respond to mailings from Federated with regard to uncashed distribution checks, your distribution option will automatically be converted to having all dividends and capital gains reinvested in additional Shares. No interest will accrue on amounts represented by uncashed distribution checks.

If you purchase Shares just before the record date for a capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the record date for a capital gain. Contact your financial intermediary or the Fund for information concerning when dividends and capital gains will be paid.

Under the federal securities laws, the Fund is required to provide a notice to shareholders regarding the source of distributions made by the Fund if such distributions are from sources other than ordinary investment income. In addition, important information regarding the Fund's distributions, if applicable, is available via the link to the Fund and share class name at www.Federatedinvestors.com/FundInformation.

Tax Information

Each Funds distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Funds. Dividends are taxable at different rates depending on the source of dividend income. Distributions of net short-term capital gains are taxable to you as ordinary income. Distributions of net long-term capital gains are taxable to you as long-term capital gains regardless of how long you have owned your shares.

Frequent Trading

Huntington Funds Frequent Trading Policies:

Frequent or short-term trading into and out of a Fund can have adverse consequences for the Fund and shareholders who use the Fund as a long-term investment vehicle. Such trading in significant amounts can disrupt a Fund’s investment strategies (for example, by requiring it to sell investments at inopportune times or maintain excessive short-term or cash positions to support redemptions), increase brokerage and administrative costs, and affect the timing and amount of taxable gains distributed by the Fund. Investors engaged in such trading may also seek to profit by anticipating changes in a Fund’s NAV in advance of the time as of which NAV is calculated or through an overall strategy to buy and sell Shares in response to incremental changes in a Fund’s NAV.

The Trustees have approved policies and procedures intended to discourage excessive, frequent or short-term trading of the Funds’ Shares. The Funds’ fair valuation procedures are intended in part to discourage short-term trading strategies by reducing the potential for these strategies to succeed. See “Pricing Shares.” The Funds also monitor trading in Shares in an effort to identify disruptive trading activity. The Funds monitor trades where there is a purchase and redemption or exchange in excess of a certain amount into and out of the Funds within a period of 45 days. The Funds may also monitor trades into and out of the Funds over periods longer than 45 days. Whether or not the specific monitoring limits are exceeded, the Funds’ management or Advisor may determine from the amount, frequency or pattern of purchases and redemptions or exchanges that a shareholder is engaged in excessive trading that is or could be detrimental to the Funds and other shareholders and may preclude the shareholder from making further purchases or exchanges of Shares. The Funds’ management and Advisor may also take action to limit or suspend further trading by a financial intermediary if it is deemed to be engaged in excessive trading and/or does not cooperate satisfactorily with requests for details about trading activity. No matter how the Funds define their limits on frequent trading of Shares, other purchases and sales of Shares may have adverse effects on the management of a Fund’s portfolio and its performance. Also, it is possible that frequent trading may occur in the Funds without being identified because certain investors may seek to hide their identity or trading activity, or there may be operational or technical limitations that limit the Funds’ ability to monitor and restrict frequent trading.

The Funds’ objective is that their restrictions on short-term trading should apply to all shareholders, regardless of the number or type of accounts in which Shares are held. However, the Funds anticipate that limitations on their ability to identify trading activity to specific shareholders, including where shares are held through intermediaries in multiple or omnibus accounts, will mean that these reductions may not be able to be applied uniformly in all cases. The Advisor will provide to the Trustees, at least quarterly, a report of all potential occurrences which were detected during the preceding quarter, and a description of any action taken with respect thereto.

Federated Funds Frequent Trading Policies:

Frequent or short-term trading into and out of the Funds can have adverse consequences for the Funds and shareholders who use the Funds as a long-term investment vehicle. Such trading in significant amounts can disrupt the Fund's investment strategies (e.g., by requiring it to sell investments at inopportune times or maintain excessive short-term or cash positions to support redemptions), increase brokerage and administrative costs and affect the timing and amount of taxable gains distributed by the Fund. Investors engaged in such trading may also seek to profit by anticipating changes in the Fund's NAV in advance of the time as of which NAV is calculated.

The Funds’ Board has approved policies and procedures intended to discourage excessive frequent or short-term trading of the Funds’s Shares. The Fund’s fair valuation procedures are intended in part to discourage short-term trading strategies by reducing the potential for these strategies to succeed. See “What Do Shares Cost?” The Funds also monitor trading in Fund Shares in an effort to identify disruptive trading activity. The Fund monitors trades into and out of the Fund within a period of 30 days or less. The Fund may also monitor trades into and out of the Fund for potentially disruptive trading activity over periods longer than 30 days. The size of Share transactions subject to monitoring varies. Where it is determined that a shareholder has exceeded the detection amounts twice within a period of 12 months, the Fund will temporarily prohibit the shareholder from making further purchases or exchanges of Fund Shares. If the shareholder continues to exceed the detection amounts for specified periods, the Fund will impose lengthier trading restrictions on the shareholder, up to and including permanently prohibiting the shareholder from making any further purchases or exchanges of Fund Shares. Whether or not the specific monitoring limits are exceeded, the Fund's management or the Adviser may determine from the amount, frequency or pattern of purchases and redemptions or exchanges that a shareholder is engaged in excessive trading that is or could be detrimental to the Fund and other shareholders and may prohibit the shareholder from making further purchases or exchanges of Fund Shares. No matter how the Fund defines its limits on frequent trading of Fund Shares, other purchases and sales of Fund Shares may have adverse effects on the management of the Fund's portfolio and its performance.

The Fund monitors frequent trading activity in an effort to identify disruptive trading activity using different criteria than the criteria used by other Federated funds. This alternative monitoring policy is not expected to have materially adverse consequences for the Fund or its Shareholders. However, because the Fund employs alternative monitoring criteria, it is possible that at any time the Fund or its Shareholders may be more or less affected by short-term trading in Fund shares, depending on various factors such as the size of the Fund, the amount of assets the Fund holds in cash or cash equivalents, the dollar amount, number and frequency of trades in Fund shares and other factors. The Fund periodically reviews the monitoring criteria and may seek to adjust the criteria if it believes doing so will assist in its goal to identify disruptive trading activity.

The Fund's frequent trading restrictions do not apply to purchases and sales of Fund Shares by other Federated funds. These funds impose the same frequent trading restrictions as the Fund at their shareholder level. In addition, allocation changes of the investing Federated fund are monitored, and the managers of the recipient fund must determine that there is no disruption to their management activity. The intent of this exception is to allow investing fund managers to accommodate cash flows and other activity that result from non-abusive trading in the investing fund, without being stopped from such trading because the aggregate of such trades exceeds the monitoring limits. Nonetheless, as with any trading in Fund Shares, purchases and redemptions of Fund Shares by other Federated funds could adversely affect the management of the Fund's portfolio and its performance.

The Fund will not restrict transactions made on a non-discretionary basis by certain asset allocation programs, wrap programs, fund of funds, collective funds or other similar accounts that have been pre-approved by Federated (“Approved Accounts”). The Fund will continue to monitor transactions by the Approved Accounts and will seek to limit or restrict even non-discretionary transactions by Approved Accounts that are determined to be disruptive or harmful to the Fund.

The Fund's objective is that its restrictions on short-term trading should apply to all shareholders that are subject to the restrictions, regardless of the number or type of accounts in which Shares are held. However, the Fund anticipates that limitations on its ability to identify trading activity to specific shareholders, including where Shares are held through intermediaries in multiple or omnibus accounts, will mean that these restrictions may not be able to be applied uniformly in all cases.

Other funds in the Federated family of funds may impose different monitoring policies or in some cases, may not monitor for frequent or short-term trading. Under normal market conditions such monitoring policies are designed to protect the funds being monitored and their shareholders and the operation of such policies and shareholder investments under such monitoring are not expected to have materially adverse impact on the Federated funds or their shareholders. If you plan to exchange your fund shares for shares of another Federated fund, please read the prospectus of that other Federated fund for more information.

Portfolio Holdings Disclosure Policies

Huntington Funds:

You can access summary portfolio composition information concerning the Fund’s portfolio holdings in the “Fund Fact Sheets” option under the “Fund Shareholders” or “Prospective Investors” pages of the Huntington Funds website at www.huntingtonfunds.com/newsite/funds/factsheets.php. This information is prepared as of the end of each quarter for each of the Funds, except for the Money Market Funds. The information is posted on the web site approximately 30 days after the end of the month or quarter, as applicable, and remains there until replaced by the information for the succeeding period. The portfolio composition information may include the following types of information, but is subject to change: identification of the Funds’ top 25 or full holdings, and percentage breakdowns of the portfolio holdings by sector, credit quality, and/or country, as applicable.

In addition, the Funds’ Annual and Semi-Annual reports contain complete listings of the Funds’ portfolio holdings as of the end of the Funds’ second and fourth fiscal quarters. You may obtain copies at www.huntingtonfunds.com or by calling 1-800-253-0412. Each Fund also prepares a report on Form N-Q of its portfolio holdings as of the end of the Funds’ first and third fiscal quarters. Each of these fiscal quarter reports contains complete listings of each Fund’s portfolio holdings and is filed with the SEC within 60 days of the end of the reporting period at the SEC’s website at www.sec.gov, or you may request a copy by calling the Huntington Funds at 1-800-253-0412. These reports on Form N-Q and the Funds’ Annual and Semi-Annual reports are also posted on the Funds’ website at www.huntingtonfunds.com.

Federated Funds:

Information concerning the Funds’ portfolio holdings is available via the link to the Fund and share class name at www.Federatedinvestors.com/FundInformation. A complete listing of the Funds’ portfolio holdings as of the end of each calendar quarter is posted on the website 30 days (or the next business day) after the end of the quarter and remains posted for six months thereafter. Summary portfolio composition information as of the close of each month is posted on the website 15 days (or the next business day) after month-end and remains posted until replaced by the information for the succeeding month. The summary portfolio composition information may include identification of the Funds’ top 10 holdings, recent purchase and sale transactions and percentage breakdowns of the portfolio by sector and credit quality.

You may also access portfolio information as of the end of the Funds’ fiscal quarters via the link to the Fund and share class name at www.Federatedinvestors.com/FundInformation. The Funds’ Annual and Semi-Annual Shareholder Reports contain complete listings of the Funds’ portfolio holdings as of the end of the Funds’ second and fourth fiscal quarters. The Fund's Form N-Q filings contain complete listings of the Funds’ portfolio holdings as of the end of the Funds’ first and third fiscal quarters. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. This information is also available in reports filed with the SEC at the SEC's website at www.sec.gov.

In addition, from time to time (for example, during periods of unusual market conditions), additional information regarding the Fund's portfolio holdings and/or composition may be posted to Federated's website. If and when such information is posted, its availability will be noted on, and the information will be accessible from, the home page of the website.

INFORMATION ABOUT THE REORGANIZATIONS

Description of the Agreements and Plans of Reorganization

Each Plan provides for the respective Reorganization to occur on the Closing Date, which is expected to be on or about May 16, 2014. On the Closing Date, all of the assets of each Huntington Fund (other than any deferred or prepaid expenses shown as an asset on the books of the Huntington Fund on the Closing Date, which deferred or prepaid expenses (if any) will not be acquired) will be transferred to the corresponding Federated Fund. In exchange for the transfer of these assets, the Federated Funds will simultaneously issue to the corresponding Huntington Funds a number of full and fractional Class A Shares, Service Shares or the Institutional Shares of the Federated Funds (as applicable) equal in value to the aggregate NAV of the Class A Shares and Institutional Shares of the Huntington Funds (as applicable) calculated as of 4:00 p.m. on the Closing Date.

In each Reorganization, the value of the Performance Fund’s assets to be acquired by the Federated Fund shall be the value of such assets at the closing on the Closing Date, after the declaration and payment of any dividends and/or other distributions on that date, using the valuation procedures set forth in the Federated Registrant’s Declaration of Trust/Articles of Incorporation and the Federated Fund’s then current prospectus and SAI or such other valuation procedures as shall be mutually agreed upon by the parties (and approved by the Federated Funds Board and Huntington Funds Board). While the valuation procedures and pricing services used by the Federated Funds are comparable in many respects to those used by the Huntington Funds, differences do exist and may result in individual securities having higher or lower values at the valuation time than were used to calculate the NAV of an applicable Huntington Fund prior to such time. As a result, the dollar value of a Huntington Fund’s shareholder’s investment may be higher or lower after the applicable Reorganization than it was before.  The differences between the valuation procedures and/or pricing services of the Federated Funds and the Huntington Funds may negatively or positively impact the NAV per share of the Huntington Funds at the time of the Reorganization, although it is possible this could not occur.

Prior to the Reorganizations, each Huntington Fund will discharge all of its liabilities and obligations as provided in the Plans. Following the transfer of assets in exchange for Class A Shares, Service Shares or Institutional Shares of the Federated Funds (as applicable), each Huntington Fund will distribute the Class A Shares, Service Shares or Institutional Shares of the Federated Funds (as applicable) pro rata to its shareholders of Class A Shares and Institutional Shares (as applicable) of record in complete liquidation and termination of the Huntington Fund. Shareholders of a Huntington Fund owning shares at the closing on the Closing Date of a Reorganization will receive a number of Class A Shares, Service Shares or Institutional Shares of the corresponding Federated Fund (as applicable) with the same aggregate value (determined using the Federated Funds valuation procedures as described above) as the shareholder had in the corresponding share class of the Huntington Funds immediately before the Reorganization. This distribution will be accomplished by the establishment of accounts in the names of the Huntington Funds’ shareholders on the share records of the Federated Funds’ transfer agent. The Federated Funds do not issue share certificates to shareholders. The transfer of shareholder accounts from the Huntington Funds to the Federated Funds will occur automatically. It is not necessary for Huntington Fund shareholders to take any action to actually effect the transfer.

Each Plan contains customary representations, warranties and conditions. Each Plan provides that the consummation of the Reorganization is conditioned upon, among other things, the receipt by the Huntington Trust and Federated of an opinion to the effect that the Reorganization will be tax-free to the Huntington Fund, its shareholders and the Federated Funds. One or more Plans may be terminated if, before the Closing Date, any of the required conditions have not been met, the representations and warranties are not true in all material respects or the Federated Funds Board or Huntington Funds Board determines that the Reorganizations are not in the best interest of the applicable Federated Funds or corresponding Huntington Funds, respectively.

All fees and expenses incurred directly in connection with the consummation of the Reorganizations and the transactions contemplated by the Plans will be borne as contemplated in the Plans. See “Information About the Reorganizations – Costs of Reorganizations” in this Prospectus/Proxy Statement for additional information.

The foregoing brief summary of the Plan is qualified in its entirety by the terms and provisions of the Plan. A copy of the Plan for the Reorganization is attached hereto as Annex A and incorporated herein by reference.

Agreement Between Federated and The Huntington Funds Adviser

Federated entered into an Agreement with the Huntington Funds Adviser dated as of March 14, 2014 (“Purchase Agreement”) regarding the sale by the Huntington Funds Adviser to Federated of certain assets relating to the Huntington Funds Adviser’s business of providing investment advisory services to the Huntington Funds, the Huntington Funds Adviser’s and its affiliates’ cooperation in connection with the Reorganizations, the payment of transaction expenses, and related matters. Huntington Bank, as a parent company of the Huntington Funds Adviser, has guaranteed payment and performance of the Huntington Fund Adviser’s and its affiliates’ obligations under the Purchase Agreement. The sale of such assets, and certain other obligations of the parties, is contingent upon shareholder approval of the Reorganizations, among other things. Assuming shareholder approval is obtained, and the other conditions in the Purchase Agreement and the Plans are met, shareholders of the applicable Huntington Fund will become shareholders of a corresponding Federated Fund. If this occurs, the Huntington Funds Adviser or its affiliates may be entitled to receive compensation under the Purchase Agreement at closing in an amount calculated on the amount of the assets of the Huntington Funds, provided that the amount of the assets of the Huntington Funds exceeds the threshold amount provided in the Purchase Agreement.

Under the Purchase Agreement, Federated and the Huntington Funds Adviser have each agreed, for the minimum time periods specified in Section 15(f) of the 1940 Act and subject to compliance with its fiduciary duties, to use commercially reasonable efforts to cause the Federated Funds Board to take (or refrain from taking, as the case may be) such actions as are necessary to ensure that: (i) at least 75% of the Federated Funds Board are not “interested persons” (as that term is defined in the 1940 Act) of the Federated Funds’ investment adviser or any interested person: (ii) no “unfair burden” (as that term is defined in Section 15(f)(2)(B) of the 1940 Act) is imposed as a result of the Reorganizations and (iii) each vacancy on the Federated Funds Board is filled by a person who is not an interested person of the Federated Funds’ investment adviser so as to comply with Section 15(f) of the 1940 Act and has been selected and proposed for election by a majority of the Board who are not interested persons. Federated may elect, in lieu of the covenants set forth in the preceding sentence, to apply for and obtain an exemptive order under Section 6(c) of the 1940 Act from the provisions of Section 15(f)(1)(A) of the 1940 Act, in form and substance reasonably acceptable to the Huntington Funds Adviser.

It also is anticipated that Huntington Bank, or its affiliates may, under agreements with one or more subsidiaries of Federated, be entitled to receive distribution or servicing fees on shareholder accounts for which it serves as the broker/dealer or intermediary of record and performs services. However, Huntington Bank would no longer receive fees from the Huntington Funds, the Huntington Funds Adviser or their affiliates with respect to those accounts. For more information with respect to applicable arrangements for the payment of servicing and/or distribution fees, see “Comparative Fee Tables” above.

In addition, it is anticipated that the Huntington Funds Adviser or its affiliates may, under agreements with one or more subsidiaries of Federated, be eligible to receive Federated-paid supplemental payments for services rendered based on a percentage of the value of the shares of the Federated Funds that are held by shareholders. These payments may be significant.

The Huntington Funds Adviser, Federated and/or their affiliates have agreed upon which entities as between them will be responsible for all (or certain portions of) the transaction costs (as defined in the Plans) of the Reorganizations, including any costs associated with preparing, filing, printing, and mailing this Proxy Statement/Prospectus and soliciting shareholder votes.

Costs of the Reorganizations

Under the Plans, the Huntington Funds and the Federated Funds will not bear any expenses associated with their participation in the Reorganizations, except as contemplated below and under Article IX of each Plan, a form of which is attached as Annex A and incorporated herein by reference. The Federated Funds Adviser and/or the Huntington Funds Adviser, or their affiliates, will bear certain expenses associated with the Huntington Funds’ and the Federated Funds’ participation in the Reorganizations as agreed between them. Such Reorganization expenses include: (a) expenses associated with the preparation and filing of this Prospectus/Proxy Statement; (b) postage; (c) printing; (d) accounting fees; (e) legal and accounting fees incurred in connection with the preparation of the registration statement on Form N-14 which includes this Prospectus/Proxy Statements; and (f) other related administrative or operational costs. Each of the foregoing expenses will be borne by Federated, the Huntington Funds Adviser, or their affiliates, as agreed between Federated and the Huntington Funds Adviser, and will not be borne by the Funds. The Federated Funds will bear expenses associated with the qualification of Federated Fund shares for sale in the various states on an as incurred basis. In addition, to the extent that any disposal of portfolio securities is determined to be necessary in connection with a Reorganization, the Funds may incur transaction expenses associated with the sale and purchase of portfolio securities. The Federated Funds also may dispose of certain securities, and acquire replacement securities, after the Reorganizations are consummated in the ordinary course. The amount of transaction costs incurred by each Huntington Fund and each Federated Fund in connection with these potential sales and acquisitions of portfolio securities is not expected to be significant.

Description of the Huntington Funds and Federated Funds Capitalization

The shares of the Federated Fund to be issued to shareholders of the Huntington Funds under the Plan will be fully paid and non-assessable when issued, transferable without restriction and will have no preemptive or conversion rights. Reference is hereby made to the Prospectus of the Federated Fund provided herewith for additional information about the shares of the Federated Fund.

The following tables set forth the unaudited capitalization of the Huntington Funds shares and the Federated Funds’ shares as of the dates specified, and on a pro forma combined basis after giving effect to each Reorganization.

The following table sets forth the unaudited capitalization of the Huntington Fixed Income Securities Fund into Federated Total Return Bond Fund as of February 28, 2014.

Fund	Total Net Assets[1]	Shares Outstanding	Net Asset Value Per Share
Huntington Fixed Income Securities Fund – Class A Shares	$7,221,623	331,709	$21.77
Net Asset Adjustment[2] Share Adjustment	(848)	322,940
Federated Total Return Bond Fund – Class A Shares	$595,682,405	54,000,301	$11.03

Federated Total Return Bond Fund, Pro Forma Combined – Class A Shares	$602,903,180	54,654,950	$11.03

Huntington Fixed Income Securities Fund – Institutional Shares	$202,567,030	9,303,443	$21.77
Net Asset Adjustment[2] Share Adjustment	(23,782)	9,059,499
Federated Total Return Bond Fund – Institutional Shares	$3,853,091,429	349,235,137	$11.03

Federated Total Return Bond Fund, Pro Forma Combined – Institutional Shares	$4,055,634,677	367,598,079	$11.03

1 Does not reflect additional $1,005,137,949 in net assets of Federated Total Return Bond Fund represented by four other share classes.

2 Adjustment to reflect elimination of prepaid expenses which will not transfer as a result of the merger.

The following table sets forth the unaudited capitalization of the Huntington Intermediate Government Income Fund into Federated Total Return Government Bond Fund as of February 28, 2014.

Fund	Total Net Assets	Shares Outstanding	Net Asset Value Per Share
Huntington Intermediate Government Income Fund – Class A Shares	$4,130,630	388,217	$10.64
Net Asset Adjustment[1] Share Adjustment	(1,509)	(14,202)
Federated Total Return Government Bond Fund – Service Shares	$138,069,159	12,501,588	$11.04

Federated Total Return Government Bond Fund, Pro Forma Combined – Service Shares	$142,198,280	12,875,603	$11.04

Huntington Intermediate Government Income Fund – Institutional Shares	$57,034,008	5,359,018	$10.64
Net Asset Adjustment[1] Share Adjustment	(20,836)	(194,781)
Federated Total Return Government Bond Fund – Institutional Shares	$542,134,778	49,084,549	$11.04

Federated Total Return Government Bond Fund, Pro Forma Combined – Institutional Shares	$599,147,950	54,248,786	$11.04

1 Adjustment to reflect elimination of prepaid expenses which will not transfer as a result of the merger.

The following table sets forth the unaudited capitalization of the Huntington Mortgage Securities Fund into Federated Mortgage Fund as of September 30, 2013.

Fund	Total Net Assets	Shares Outstanding	Net Asset Value Per Share
Huntington Mortgage Securities Fund – Class A Shares	$4,467,449	492,235	$9.08
Net Asset Adjustment[1] Share Adjustment	(486)	(26,926)
Federated Mortgage Fund – Service Shares	$40,328,683	4,201,409	$9.60

Federated Mortgage Fund, Pro Forma Combined – Service Shares	$44,795,646	4,666,718	$9.60

Huntington Mortgage Securities Fund – Institutional Shares	$65,773,664	7,292,538	$9.02
Net Asset Adjustment[1] Share Adjustment	(7,160)	(441,860)
Federated Mortgage Fund – Institutional Shares	$175,968,921	18,322,874	$9.60

Federated Mortgage Fund, Pro Forma Combined – Institutional Shares	$241,735,425	25,173,552	$9.60

1 Adjustment to reflect elimination of prepaid expenses which will not transfer as a result of the merger.

The following table sets forth the unaudited capitalization of the Huntington Ohio Tax-Free Fund into Federated Ohio Municipal Income Fund as of August 31, 2013.

Fund	Total Net Assets[1]	Shares Outstanding	Net Asset Value Per Share
Huntington Ohio Tax-Free Fund – Class A Shares	$2,879,140	140,278	$20.52
Net Asset Adjustment[2] Share Adjustment	(658)	128,739
Huntington Ohio Tax-Free Fund – Institutional Shares	$40,403,615	1,967,609	$20.53
Net Asset Adjustment[2] Share Adjustment	(9,236)	1,807,567
Federated Ohio Municipal Income Fund –Class A Shares	$45,131,488	4,218,994	$10.70

Federated Ohio Municipal Income Fund, Pro Forma Combined – Class A Shares	$88,404,349	8,263,187	$10.70

1 Does not reflect additional $118,638,835 in net assets of Federated Ohio Municipal Income Fund represented by another share class.

2 Adjustment to reflect elimination of prepaid expenses which will not transfer as a result of the merger.

The following table sets forth the unaudited capitalization of the Huntington Short/Intermediate Fixed Income Securities Fund into Federated Short-Intermediate Total Return Bond Fund as of August 31, 2013.

Fund	Total Net Assets[1]	Shares Outstanding	Net Asset Value Per Share
Huntington Short/Intermediate Fixed Income Securities Fund – Class A Shares	$7,387,044	371,824	$19.87
Net Asset Adjustment[2] Share Adjustment	(511)	340,474
Federated Short-Intermediate Total Return Bond Fund – Class A Shares[3]	$0	0	$10.37

Federated Short-Intermediate Total Return Bond Fund, Pro Forma Combined – Class A Shares[3]	$7,386,533	712,298	$10.37

Huntington Short/Intermediate Fixed Income Securities Fund – Institutional Shares	$149,134,717	7,507,655	$19.86
Net Asset Adjustment[2] Share Adjustment	(10,324)	6,872,711
Federated Short-Intermediate Total Return Bond Fund – Institutional Shares	$106,396,094	10,263,586	$10.37

Federated Short-Intermediate Total Return Bond Fund, Pro Forma Combined – Institutional Shares	$255,520,487	24,643,952	$10.37

1 Does not reflect additional $34,968,595 in net assets of Federated Short-Intermediate Total Return Bond Fund represented by another share class.

2 Adjustment to reflect elimination of prepaid expenses which will not transfer as a result of the merger.

3 As of August 31, 2013, the A Shares for Federated Short-Intermediate Total Return Bond Fund were not yet effective. Assumes the use of the Institutional Shares NAV for purposes of the reorganization.

Federal Income Tax Consequences

As a condition to each Reorganization, the applicable Federated Fund and the Huntington Fund will receive an opinion of counsel to the effect that, on the basis of the existing provisions of the Internal Revenue Code of 1986, as amended (the “Code”), current administrative rules and court decisions, for federal income tax purposes:

•	the Reorganization as set forth in the Plan will constitute a tax-free reorganization under section 368(a) of the Code, and the Huntington Fund and Federated Fund will be a “party to a reorganization” within the meaning of section 368(b) of the Code;
•	no gain or loss will be recognized by the Federated Fund upon its receipt of the Huntington Fund’s assets in exchange for shares of the Federated Fund;
•	no gain or loss will be recognized by the Huntington Fund upon transfer of its assets to the Federated Fund solely in exchange for shares of the Federated Fund.
•	no gain or loss will be recognized by shareholders of the Huntington Fund upon exchange of their shares for shares of the Federated Fund;
•	the aggregate tax basis of the shares of the Federated Fund received by shareholders of the Huntington Fund pursuant to the Reorganization will be the same as the aggregate tax basis of the Huntington Fund shares held by such shareholder immediately prior to the Reorganization;
•	the holding period of the Federated Fund’s shares received by shareholders of the Huntington Fund will include the period during which the Huntington Fund shares exchanged therefor were held by such shareholder, provided the shares of the Huntington Fund were held as capital assets at the time of the Reorganization;
•	the tax cost basis of the Huntington Fund’s assets acquired by the Federated Fund will be the same as the tax cost basis of such assets to the Huntington Fund immediately prior to the Reorganization; and
•	the holding period of the assets of the Huntington Fund in the hands of the Federated Fund will include the period during which those assets were held by the Huntington Fund.

The opinion provided in connection with a Reorganization may be based on customary assumptions and such representations as tax counsel may reasonably request and are reasonably acceptable to counsel for the Huntington Fund and each Fund will cooperate to make and certify the accuracy of such representations. The foregoing opinion may state that no opinion is expressed as to the effect of the Reorganization on the Federated Fund, the Huntington Fund or the Huntington Fund’s shareholders with respect to any asset as to which unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting. The requirement that the above-described opinion be provided in connection with each Reorganization cannot be waived by either Fund.

Opinions of counsel are not binding upon the Internal Revenue Service or the courts. If the Reorganization is consummated but does not qualify as a tax-free reorganization under the Code, a shareholder of the Huntington Funds would recognize a taxable gain or loss equal to the difference between the shareholder’s tax basis in the shareholder’s shares of the Huntington Funds and the fair market value of the shares of the Federated Fund received in exchange therefor.

See the discussion under the section entitled “Summary --Tax Consequences” in this Prospectus/Proxy Statement for further information regarding the tax consequences of the Reorganization, including (without limitation) information on the Fund’s unrealized gains/losses and capital loss carryforwards, and the possibility that the Huntington Fund may make distributions (which may be taxable) of ordinary income and/or realized capital gains to its respective shareholders prior to the Reorganization being consummated.

Shareholders of the Huntington Funds should consult their tax advisors regarding the effect, if any, of the Reorganization in light of their individual circumstances. Because the foregoing discussion only relates to the federal income tax consequences of the Reorganization, those shareholders also should consult their tax advisors about the state and local tax consequences, if any, of the Reorganization.

Comparative Information on Shareholder Rights

The Huntington Funds and each Federated Registrant are open-end, management investment companies. The Huntington Funds was established under the laws of the State of Delaware. Federated Total Return Series, Inc. was established under the laws of Maryland. Federated Total Return Government Bond Fund, Federated Municipal Securities Income Trust and Federated Institutional Trust were both established under the laws of Massachusetts.

The rights of shareholders of the Federated Registrants and the Huntington Funds are defined by their respective organizational documents and state law. The chart in Annex C attached hereto describes some of the differences between your rights as a shareholder of the Huntington Funds and your rights as a shareholder of the applicable Federated Funds.

INFORMATION ABOUT FEDERATED FUNDS AND HUNTINGTON FUNDS

Where to Find Additional Information

Information about the Huntington Funds is included in their Prospectuses and their SAIs dated April 30, 2013, as supplemented, each of which is incorporated herein by reference. Information about the Federated Total Return Bond Fund is included in its Prospectus dated January 31, 2014, and its SAI; information about the Federated Total Return Government Bond Fund is included in its Prospectus dated January 31, 2014, and its SAI; information about the Federated Mortgage Fund is included in its Prospectus dated November 30, 2013, and its SAI; information about the Federated Ohio Municipal Income Fund is included in its Prospectus dated October 31, 2013, and its SAI; and information about the Federated Short-Intermediate Total Return Bond Fund is included in its Prospectus dated January 31, 2014, and its SAI. A copy of each Federated Fund’s prospectus accompanies this Prospectus/Proxy Statement and is incorporated herein by reference. Copies of the SAIs of the Federated Funds, the Prospectuses and SAIs of the Huntington Funds and the SAI dated April 14, 2014, relating to this Prospectus/Proxy Statement, all of which have been filed with the SEC, may be obtained without charge by contacting the Federated Fund at 1-800-341-7400 or the Huntington Funds at 1-800-253-0412 or by writing to Federated Investors Funds, 4000 Ericsson Drive, Warrendale, Pennsylvania 15086-7561 or writing the Huntington Funds at P.O. Box 6110, Indianapolis, Indiana 46206-6110. The Prospectuses and SAIs of the Huntington Funds can be found electronically at www.huntingtonfunds.com. The Prospectuses and SAIs of the Federated Funds are also available electronically on Federated’s website at FederatedInvestors.com.

The Huntington Trust, and the Federated Registrants, on behalf of their Funds, are subject to the informational requirements of the Securities Act of 1933, the Securities Exchange Act of 1934, and the 1940 Act, and in accordance therewith file reports and other information with the SEC. Reports, and information statements and other information filed by the Huntington Trust and by the Federated Registrant, on behalf of their Funds, can be obtained by calling or writing the Funds and can also be inspected and copied by the public at the public reference facilities maintained by the SEC in Washington, DC. Copies of such material can be obtained at prescribed rates from the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, Washington DC 20549, or obtained electronically from the EDGAR database on the SEC’s website (www.sec.gov).

ABOUT THE PROXY SOLICITATION AND THE SPECIAL MEETING

Proxies, Quorum and Voting at the Special Meeting

Only shareholders of record on the Record Date will be entitled to vote at the Special Meeting. Each share of the Huntington Funds is entitled to one vote and each fractional share is entitled to a fractional vote. Any shareholder may vote a portion of his or her shares in favor of a proposal and refrain from voting the remaining shares or vote against the proposal, but if the shareholder fails to specify the number of shares which are to vote affirmatively, it will be conclusively presumed that the shareholder is approving the vote with respect to the total shares that the shareholder is entitled to vote.

A shareholder may vote the shares owned of record either in person or by proxy. No proxy shall be valid 11 months from its date unless otherwise provided in the proxy. Any person entitled to vote has the power to revoke his or her proxy at any time prior to the vote by writing to the The Huntington Funds stating the proxy is revoked or by executing a subsequent proxy, or by attending the meeting and voting in person. A validly executed proxy which does not state that it is irrevocable shall continue in full force and effect. All properly executed and unrevoked proxies received in time for the Special Meeting will be voted in accordance with the instructions contained in the proxies. If no instruction is given on the proxy, the persons named as proxies will vote the shares represented thereby in favor of approval of the Plan.

In order to hold the Special Meeting, a “quorum” of shareholders of the Huntington Funds must be present. Thirty-three and one-third percent (33-1/3%) of the outstanding Shares present in person or represented by proxy and entitled to vote at a Shareholders' meeting shall constitute a quorum at such meeting. When a separate vote by one or more Series or classes is required, thirty-three and one-third percent (33- 1/3%) of the Shares of each such Series or class present in person or represented by proxy and entitled to vote shall constitute a quorum at a Shareholders' meeting of such Series or class. Any meeting of shareholders may be adjourned from time to time by a majority of votes properly cast upon the question of adjourning a meeting to another date and time, whether or not a quorum is present, or by the chairperson of the meeting, and the meeting may be held as adjourned without further notice if held within 180 days after the record date, unless a new record date has been set.

Shareholder approval with respect to the proposals requires the affirmative vote of “a majority of the outstanding voting securities” as defined in the 1940 Act. This vote requires the lesser of (A) 67% or more of the voting securities of the Huntington Fund present at the meeting, if the shareholders of more than 50% of the outstanding voting securities of the Huntington Fund are present or represented by proxy; or (B) more than 50% of the outstanding voting securities of the Huntington Fund.

For purposes of determining a quorum for transacting business at the Special Meeting, abstentions and broker “non-votes” (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owner or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will be treated as shares that are present but which have not been voted. For this reason, abstentions and broker non-votes will have the effect of a “no” vote for purposes of obtaining the requisite approval of the proposal.

The meeting may be adjourned from time to time by the vote of the majority of the shares represented at the meeting, either in person or by proxy whether or not a quorum is present. In the event that a quorum is present but sufficient votes in favor of the proposal have not been received, the persons named as proxies may propose one or more adjournments of the Special Meeting to permit further solicitations of proxies with respect to the proposal. All such adjournments will require the affirmative vote of a majority of the shares present in person or by proxy at the session of the Special Meeting to be adjourned. The persons named as proxies will vote AGAINST an adjournment those proxies that they are required to vote against the proposal, and will vote in FAVOR of such an adjournment all other proxies that they are authorized to vote. A shareholder vote may be taken on the proposal in this Prospectus/Proxy Statement prior to any such adjournment if sufficient votes have been received for approval.

Share Ownership of the Funds

At the close of business on the Record Date, Officers and Directors of the Huntington Funds own _________ of the Huntington Funds’s outstanding shares.

[To Be Filed By Amendment]

At the close of business on the Record Date, the following persons owned, to the knowledge of management, 5% or more of the outstanding Shares of the Huntington Funds:

[To Be Filed By Amendment]

Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

At the close of business on the Record Date, Officers and Directors of the Federated Fund owned _______ of the Federated Fund’s outstanding shares.

[To Be Filed By Amendment]

At the close of business on the Record Date, the following persons owned, to the knowledge of management, 5% or more of the outstanding Shares of the Federated Fund:

[To Be Filed By Amendment]

Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

Interests of Certain Persons

The Federated Funds are managed by the Federated Funds Adviser. The Federated Funds Adviser is a subsidiary of Federated Investors, Inc. All of the voting securities of Federated Investors, Inc. are owned by a trust, the trustees of which are John F. Donahue, his wife and his son, J. Christopher Donahue. John F. Donahue and J. Christopher Donahue currently serve as directors of Federated Investors, Inc. J. Christopher Donahue also serves as Chief Executive Officer of Federated Investors, Inc. John F. Donahue serves as Chairman of the Board of Directors.

OTHER MATTERS AND DISCRETION OF ATTORNEYS NAMED IN THE PROXY

The Huntington Funds are not required, and do not intend, to hold regular annual meetings of shareholders. All shareholder communications should be directed to The Huntington Trust’s Secretary at at 2960 North Meridian Street, Indianapolis, IN 46208. Shareholders wishing to submit proposals for consideration for inclusion in a Prospectus/Proxy Statement for the next meeting of shareholders should send their written proposals to the Huntington Funds, at 2960 North Meridian Street, Indianapolis, IN 46208, so that they are received within a reasonable time before any such meeting.

No business other than the matters described above is expected to come before the Special Meeting, but should any other matter requiring a vote of shareholders arise, including any question as to an adjournment or postponement of the Special Meeting, the persons named on the enclosed proxy card will vote on such matters according to their best judgment in the interests of the Huntington Funds.

SHAREHOLDERS ARE REQUESTED TO COMPLETE, DATE AND SIGN THE ENCLOSED PROXY CARD AND RETURN IT IN THE ENCLOSED ENVELOPE, WHICH NEEDS NO POSTAGE IF MAILED IN THE UNITED STATES.

By Order of the Board of Trustees,

Jay S. Fitton

Secretary

April 18, 2014

ANNEX A
FORM OF AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this 14th day of March, 2014, by and between [insert Surviving Fund Registrant name], a [insert Surviving Fund jurisdiction of organization/incorporation and entity type], with its principal place of business at 4000 Ericsson Drive, Warrendale, PA 15086-7561 (the “Surviving Fund Registrant”), on behalf of its series, [insert Surviving Fund name] (the “Surviving Fund”), and The Huntington Funds, a Delaware statutory trust, with its principal place of business at 2960 North Meridian Street, Indianapolis, IN 46208 (the “Reorganizing Fund Registrant”), on behalf of [insert Reorganizing Fund name] (“Reorganizing Fund” and, collectively with the Surviving Fund, the “Funds”).

This Agreement is intended to be, and is adopted as, a plan of reorganization within the meaning of Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the “Code”) and the Treasury Regulations promulgated thereunder. The reorganization will consist of: (i) the transfer of all or substantially all of the assets of the Reorganizing Fund (which offers [insert class(es)]) (the “Reorganizing Fund Shares”) in exchange solely for [insert class(es)], respectively, [insert par value per share, if any], of the Surviving Fund (“Surviving Fund Shares”); (ii) the distribution of the Surviving Fund Shares ([insert class(es)]) to the holders of the outstanding shares of the Reorganizing Fund ([insert class(es)]) and (iii) the liquidation and dissolution of the Reorganizing Fund as provided herein, all upon the terms and conditions set forth in this Agreement (the “Reorganization”).

WHEREAS, the Surviving Fund and the Reorganizing Fund are separate series of the Surviving Fund Registrant and the Reorganizing Fund Registrant, respectively, the Surviving Fund Registrant and Reorganizing Fund Registrant are open-end, registered management investment companies, and the Reorganizing Fund owns securities that generally are assets of the character in which the Surviving Fund is permitted to invest;

WHEREAS, the Surviving Fund and Reorganizing Fund are authorized to issue their shares of stock and beneficial interests, respectively;

WHEREAS, the Trustees of the Reorganizing Fund Registrant have determined that the Reorganization, with respect to the Reorganizing Fund, is in the best interests of the Reorganizing Fund;

WHEREAS, the [Directors/Trustees] of the Surviving Fund Registrant have determined that the Reorganization, with respect to the Surviving Fund, is in the best interests of the Surviving Fund;

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

ARTICLE I

TRANSFER OF ASSETS OF THE REORGANIZING FUND IN EXCHANGE FOR SURVIVING FUND SHARES AND LIQUIDATION AND DISSOLUTION OF THE REORGANIZING FUND

1.1 THE EXCHANGE. Subject to the terms and conditions contained herein and on the basis of the representations and warranties contained herein, the Reorganizing Fund agrees to transfer all or substantially all of its assets, as set forth in paragraph 1.2, to the Surviving Fund. In exchange, the Surviving Fund agrees to deliver to the Reorganizing Fund the number of full and fractional shares of each class of Surviving Fund Shares determined by multiplying (a)  the outstanding shares of each class of the Reorganizing Fund Shares by (b) the ratio computed by dividing (x) the net asset value per share of such class of the Reorganizing Fund Shares by (y) the net asset value per share of the corresponding class of Surviving Fund Shares computed in the manner and as of the time and date set forth in paragraph 2.2. Holders of the Reorganizing Fund Shares will receive the corresponding class of Surviving Fund Shares in exchange for their Reorganizing Fund Shares. Such transactions shall take place at the closing on the Closing Date provided for in paragraph 3.1.

1.2 ASSETS TO BE ACQUIRED. The assets of the Reorganizing Fund to be acquired by the Surviving Fund shall consist of property having a value equal to the total net assets of the Reorganizing Fund, including, without limitation, cash, securities, commodities, interests in futures and dividends or interest receivable, owned by the Reorganizing Fund. The assets to be acquired by the Surviving Fund shall not include any deferred or prepaid expenses shown as an asset on the books of the Reorganizing Fund on the Closing Date, to the extent that they do not have continuing value to the Surviving Fund.

The Reorganizing Fund has provided the Surviving Fund with its most recent audited financial statements, which contain a list of all of the Reorganizing Fund’s assets as of the date of such statements. The Reorganizing Fund hereby represents that as of the date of the execution of this Agreement, there have been no changes in its financial position as reflected in such financial statements other than those occurring in the ordinary course of business in connection with the purchase and sale of securities, the issuance and redemption of Reorganizing Fund Shares and the payment of normal operating expenses, dividends and capital gains distributions.

1.3 LIABILITIES TO BE DISCHARGED. The Reorganizing Fund will discharge all of its liabilities and obligations prior to the Closing Date.

1.4 LIQUIDATION AND DISTRIBUTION. On or as soon after the Closing Date as is conveniently practicable: (a) the Reorganizing Fund will distribute in complete liquidation of the Reorganizing Fund, pro rata to its shareholders of record, determined as of the close of business on the Closing Date (the “Reorganizing Fund Shareholders”), all of the Surviving Fund Shares received by the Reorganizing Fund pursuant to paragraph 1.1; and (b) the Reorganizing Fund will thereupon proceed to dissolve and terminate as set forth in paragraph 1.8 below. Such distribution will be accomplished by the transfer of Surviving Fund Shares credited to the account of the Reorganizing Fund on the books of the Surviving Fund to open accounts on the share records of the Surviving Fund in the name of the Reorganizing Fund Shareholders, and representing the respective pro rata number of Surviving Fund Shares due such shareholders. All issued and outstanding Reorganizing Fund Shares will simultaneously be canceled on the books of the Reorganizing Fund. The Surviving Fund shall not issue certificates representing Surviving Fund Shares in connection with such transfer. After the Closing Date, the Reorganizing Fund shall not conduct any business except in connection with its dissolution and termination.

1.5 OWNERSHIP OF SHARES. Ownership of Surviving Fund Shares will be shown on the books of the Surviving Fund’s transfer agent. Surviving Fund Shares will be issued simultaneously to the Reorganizing Fund, in an amount equal in value to the aggregate net asset value of the Reorganizing Fund Shares, to be distributed to Reorganizing Fund Shareholders.

1.6 TRANSFER TAXES. Any transfer taxes payable upon the issuance of Surviving Fund Shares in a name other than the registered holder of the Reorganizing Fund Shares on the books of the Reorganizing Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Surviving Fund Shares are to be issued and transferred.

1.7 REPORTING RESPONSIBILITY. Any reporting responsibility of the Reorganizing Fund is and shall remain the responsibility of the Reorganizing Fund up to and including the Closing Date and such later date on which the Reorganizing Fund is liquidated.

1.8 TERMINATION. The Reorganizing Fund shall be dissolved and terminated promptly following the Closing Date and the making of all distributions pursuant to paragraph 1.4.

1.9 BOOKS AND RECORDS. All books and records of the Reorganizing Fund, including all books and records required to be maintained under the Investment Company Act of 1940, as amended (the “1940 Act”), and the rules and regulations thereunder, shall be available to the Surviving Fund from and after the Closing Date and shall be turned over to the Surviving Fund as soon as practicable following the Closing Date.

1.10 OTHER REORGANIZATION-SPECIFIC ITEMS. In connection with the Reorganization, any minimum investment amounts applicable to initial investments in the Surviving Fund Shares shall be waived with respect to the Reorganizing Fund Shareholder’s initial receipt of Surviving Fund Shares as part of the Reorganization.

[Applicable only to Plan relating to Huntington Ohio Tax-Free Fund and Federated Ohio Municipal Income Fund: In connection with the Reorganization, a Reorganizing Fund Shareholder will initially acquire the Surviving Fund Shares pursuant to the terms of this Agreement at net asset value, but subsequent purchases of such Surviving Fund Shares by a Reorganizing Fund Shareholder who formerly held Class A Shares of the Reorganizing Fund will be subject to any sales loads (including any front end sales load) applicable to purchases of such Surviving Fund Shares. The applicable sales load (including any front-end sales load) shall be waived with respect to subsequent purchases of such Surviving Fund Shares by a Reorganizing Fund Shareholder who formerly held Institutional Shares of the Reorganizing Fund.]

[Applicable only to all other Plans: In connection with the Reorganization, a Reorganizing Fund Shareholder will initially acquire the Surviving Fund Shares pursuant to the terms of this Agreement at net asset value, but subsequent purchases of such Surviving Fund Shares will be subject to any sales loads (including any front-end sales load) applicable to purchases of such Surviving Fund Shares.]

ARTICLE II

VALUATION

2.1 VALUATION OF ASSETS. The value of the Reorganizing Fund’s assets to be acquired by the Surviving Fund hereunder shall be the value of such assets at the closing on the Closing Date, after the declaration and payment of any dividends and/or other distributions on that date, using the valuation procedures set forth in the Surviving Fund Registrant’s [Articles of Incorporation/Declaration of Trust] and the Surviving Fund’s then current prospectus and statement of additional information or such other valuation procedures as shall be mutually agreed upon by the parties (and approved by the respective Boards of Directors/Trustees (“Board”) of the Surviving Fund Registrant and Reorganizing Fund Registrant).

2.2 VALUATION OF SHARES. The net asset value per share of each class of Surviving Fund Shares shall be the net asset value per share of such class of Surviving Fund Shares computed at the closing on the Closing Date, using the valuation procedures set forth in the Surviving Fund Registrant’s [Articles of Incorporation/Declaration of Trust] and the Surviving Fund’s then current prospectus and statement of additional information, or such other valuation procedures as shall be mutually agreed upon by the parties (and approved by their respective Boards).

2.3 SHARES TO BE ISSUED. The number of full and fractional shares of each class of Surviving Fund Shares to be issued (including fractional shares, if any) in exchange for the Reorganizing Fund’s assets to be acquired by the Surviving Fund pursuant to this Agreement shall be determined in accordance with paragraph 1.1.

2.4 DETERMINATION OF VALUE. For purposes of Closing, all computations of value shall be made by State Street Bank and Trust Company, on behalf of the Surviving Fund and the Reorganizing Fund. The Reorganizing Fund and Surviving Fund agree to use, between the date of this Agreement and the Closing, all commercially reasonable efforts to resolve any material pricing differences between the prices of portfolio securities determined in accordance with the pricing policies and procedures of the Surviving Fund and those determined in accordance with the pricing policies and procedures of the Reorganizing Fund.

ARTICLE III

CLOSING AND CLOSING DATE

3.1 CLOSING DATE. The closing shall occur on or about May 16, 2014, or such other date(s) as the parties may agree to in writing (the “Closing Date”). All acts taking place at the closing shall be deemed to take place at 4:00 p.m. Eastern Time on the Closing Date unless otherwise provided herein. The closing shall be held at the offices of Federated Services Company, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779, or at such other time and/or place as the parties may agree. All documents required by the parties to be delivered at Closing shall be dated the Closing Date and delivered in escrow on the Closing Date. The Closing shall be deemed to commence at 4:00 p.m. Eastern Time on the Closing Date. The Closing shall be considered escrowed from and after such time on the Closing Date until the successful completion of the operational conversion and transfer of the Reorganizing Fund’s assets, discharge of the Reorganizing Fund’s liabilities, and issuance of the Surviving Fund shares contemplated by this Agreement have been confirmed, which is expected to be on the next business day following the Closing Date. The completion of the operational conversion and transfer of the Reorganizing Fund’s assets, discharge of the Reorganizing Fund’s liabilities, and issuance of Surviving Fund shares contemplated by this Agreement shall be evidenced by a certificate signed by an officer of the Reorganizing Fund and delivered to an officer, or representative of such officer, of the Surviving Fund. Upon the parties confirming the successful completion of such actions, and subject to the conditions precedent to Closing set forth in this Agreement remaining satisfied or having been waived by the relevant party, the Closing shall be automatically released from escrow, and the Closing shall be deemed to have been consummated at 4:00 p.m. Eastern Time on the Closing Date.

3.2 CUSTODIAN’S CERTIFICATE. The Huntington National Bank, as custodian for the Reorganizing Fund (the “Custodian”), shall deliver at the Closing a certificate of an authorized officer stating that: (a) the Reorganizing Fund’s portfolio securities, cash, and any other assets have been delivered in proper form to the Surviving Fund on the Closing Date; and (b) all necessary taxes including all applicable federal and state stock transfer stamps, if any, shall have been paid, or provision for payment shall have been made, in conjunction with the delivery of portfolio securities by the Reorganizing Fund.

3.3 EFFECT OF SUSPENSION IN TRADING. In the event that on the scheduled Closing Date, either: (a) the NYSE or another primary exchange on which the portfolio securities of the Surviving Fund or the Reorganizing Fund are purchased or sold, shall be closed to trading or trading on such exchange shall be restricted; or (b) trading or the reporting of trading on the NYSE or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Surviving Fund or the Reorganizing Fund is impracticable as mutually determined by the parties in their reasonable judgment, the Closing Date shall be postponed until the first Friday that is a business day after the day when trading is fully resumed and reporting is restored.

3.4 TRANSFER AGENT’S CERTIFICATE. Huntington Asset Services, Inc., as transfer agent for the Reorganizing Fund as of the Closing Date, shall deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of Reorganizing Fund Shareholders, and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing. The Surviving Fund shall issue and deliver, or cause, State Street Bank and Trust Company, its transfer agent, to issue and deliver, a confirmation evidencing Surviving Fund Shares to be credited on the Closing Date to the Secretary of the Reorganizing Fund Registrant or provide evidence satisfactory to the Reorganizing Fund that the Surviving Fund Shares have been credited to the Reorganizing Fund’s account on the books of the Surviving Fund. At the Closing, each party shall deliver to the other such bills of sale, assignments, checks, certificates, opinions, receipts and other instruments or documents, if any, as such other party or its counsel may reasonably request.

ARTICLE IV

REPRESENTATIONS AND WARRANTIES

4.1 REPRESENTATIONS OF THE REORGANIZING FUND. The Reorganizing Fund Registrant, on behalf of the Reorganizing Fund, represents and warrants to the Surviving Fund Registrant, on behalf of the Surviving Fund, as follows:

a)	The Reorganizing Fund is a legally designated, separate series of a statutory trust duly organized, validly existing, and in good standing under the laws of the State of Delaware.
b)	The Reorganizing Fund Registrant is registered as an open-end management investment company under the 1940 Act, the Reorganizing Fund Registrant’s registration with the Securities and Exchange Commission (the “Commission”) as an investment company under the 1940 Act is in full force and effect, and the Reorganizing Fund’s shares are registered under the Securities Act of 1933, as amended (“1993 Act”), and such registration has not been revoked or rescinded and is in full force and effect.
c)	The current prospectus and statement of additional information of the Reorganizing Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act, and the rules and regulations thereunder, and do not include any untrue statement of a material fact or omit to state any material fact required to be stated or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.
d)	The Reorganizing Fund is not in violation of, and the execution, delivery, and performance of this Agreement will not result in the violation of, any provision of the Reorganizing Fund Registrant’s Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Reorganizing Fund is a party or by which the Reorganizing Fund is bound.
e)	The Reorganizing Fund has no material contracts or other commitments (other than this Agreement) that will be terminated with liability to it before the Closing Date, except for liabilities, if any, to be discharged as provided in paragraph 1.3 hereof. All contracts of the Reorganizing Fund will be terminated with respect to the Reorganizing Fund as of the Closing Date (including any such contracts with affiliated persons of the Reorganizing Fund).
f)	Except as otherwise disclosed in writing to and accepted by the Surviving Fund, no litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Reorganizing Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect the Reorganizing Fund’s financial condition, the conduct of its business, or the ability of the Reorganizing Fund to carry out the transactions contemplated by this Agreement. The Reorganizing Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.
g)	The audited financial statements of the Reorganizing Fund as of December 31, 2013, and for the fiscal year then ended have been prepared in accordance with generally accepted accounting principles, and such statements (copies of which have been furnished to the Surviving Fund) fairly reflect the financial condition of the Reorganizing Fund as of such date, and there are no known contingent liabilities of the Reorganizing Fund as of such date that are not disclosed in such statements.
h)	Since the date of the financial statements referred to in sub-paragraph (g) above, there have been no material adverse changes in the Reorganizing Fund’s financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by the Reorganizing Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Surviving Fund. For the purposes of this sub-paragraph (h), a decline in the net asset value of the Reorganizing Fund shall not constitute a material adverse change.
i)	As of the date hereof, except as previously disclosed to the Surviving Fund in writing, and except as have been corrected as required by applicable law, and to the best of the Reorganizing Fund’s knowledge, there have been no material miscalculations of the net asset value of the Reorganizing Fund or the net asset value per share of any class or series of shares during the twelve-month period preceding the date hereof and preceding the Closing Date, and all such calculations have been made in accordance with the applicable provisions of the 1940 Act.
j)	The minute books and other similar records of the Reorganizing Fund as made available to the Surviving Fund prior to the execution of this Agreement contain a true and complete record of all action taken at all meetings and by all written consents in lieu of meetings of the shareholders of the Reorganizing Fund and of the Reorganizing Fund Registrant, the Reorganizing Fund’s Board and committees of the Reorganizing Fund’s Board. The stock transfer ledgers and other similar records of the Reorganizing Fund as made available to the Surviving Fund prior to the execution of this Agreement, and as existing on the Closing Date, accurately reflect all record transfers prior to the execution of this Agreement, or the Closing Date, as applicable, in the Reorganizing Fund Shares.
k)	The Reorganizing Fund has maintained, or caused to be maintained on its behalf, all books and records required of a registered investment company in compliance with the requirements of Section 31 of the 1940 Act and rules thereunder.
l)	All federal and other tax returns and reports of the Reorganizing Fund required by law to be filed have been filed, and all federal and other taxes shown due on such returns and reports have been paid, or provision shall have been made for the payment thereof. To the best of the Reorganizing Fund’s knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.
m)	All issued and outstanding Reorganizing Fund Shares are duly and validly issued and outstanding, fully paid and non-assessable by the Reorganizing Fund. All of the issued and outstanding Reorganizing Fund Shares will, at the time of the Closing Date, be held by the persons and in the amounts set forth in the records of the Reorganizing Fund’s transfer agent as provided in paragraph 3.4. The Reorganizing Fund has no outstanding options, warrants, or other rights to subscribe for or purchase any of the Reorganizing Fund Shares, and has no outstanding securities convertible into any of the Reorganizing Fund Shares.
n)	At the Closing Date, the Reorganizing Fund will have good and marketable title to the Reorganizing Fund’s assets to be transferred to the Surviving Fund pursuant to paragraph 1.2, and full right, power, and authority to sell, assign, transfer, and deliver such assets hereunder, free of any lien or other encumbrance, except those liens or encumbrances to which the Surviving Fund has received notice, and, upon delivery and payment for such assets, and the filing of any articles, certificates or other documents under the laws of the State of Delaware, the Surviving Fund will acquire good and marketable title, subject to no restrictions on the full transfer of such assets, other than such restrictions as might arise under the 1933 Act, and other than as disclosed to and accepted by the Surviving Fund.
o)	The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Reorganizing Fund and, subject to approval by the Reorganizing Fund Shareholders, this Agreement constitutes a valid and binding obligation of the Reorganizing Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors’ rights and to general equity principles.
p)	The information to be furnished by the Reorganizing Fund for use in no-action letters, applications for orders, registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto.
q)	From the effective date of the Registration Statement (as defined in paragraph 5.7), through the time of the meeting of the Reorganizing Fund Shareholders and on the Closing Date, any written information furnished by the Reorganizing Fund Registrant with respect to the Reorganizing Fund for use in the Proxy Statement/Prospectus (as defined in paragraph 5.7), or any other materials provided in connection with the Reorganization, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.
r)	The Reorganizing Fund has qualified and elected to be treated as a “regulated investment company” under the Code (a “RIC”), as of and since its first taxable year; and qualifies and will continue to qualify as a RIC under the Code for its taxable year ending upon the Closing Date.
s)	No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”), the 1940 Act or Delaware law for the execution of this Agreement by the Reorganizing Fund Registrant, for itself and on behalf of the Reorganizing Fund, or the performance of the Agreement by the Reorganizing Fund Registrant, for itself and on behalf of the Reorganizing Fund, except, in each case, for (i) the effectiveness of the Registration Statement, and the filing of any articles, certificates or other documents that may be required under Delaware law, (ii) such other consents, approvals, authorizations and filings as have been made or received, and (iii) such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date.
t)	The Reorganizing Fund, and the Reorganizing Fund Registrant with respect to the Reorganizing Fund, has complied and is in compliance in all material respects with the investment policies and restrictions set forth in its registration statement currently in effect. The value of the net assets of the Reorganizing Fund has been determined and is being determined using portfolio valuation methods that comply in all material respects with the methods described in its registration statement and the requirements of the 1940 Act. There are no legal or governmental actions, investigations, inquiries, or proceedings pending or, to the knowledge of the Reorganizing Fund, threatened against the Reorganizing Fund, or the Reorganizing Fund Registrant with respect to the Reorganizing Fund, that would question the right, power or capacity of (a) the Reorganizing Fund to conduct its business as conducted now or at any time in the past, or (b) the Reorganizing Fund Registrant’s ability to enter into this Agreement on behalf of the Reorganizing Fund or the Reorganizing Fund’s ability to consummate the transactions contemplated by this Agreement.

4.2 REPRESENTATIONS OF THE SURVIVING FUND. The Surviving Fund Registrant, on behalf of the Surviving Fund, represents and warrants to the Reorganizing Fund Registrant, on behalf of the Reorganizing Fund, as follows:

a)	The Surviving Fund is a legally designated, separate series of a [insert Surviving Fund entity type] duly organized, validly existing, and in good standing under the laws of the [insert Surviving Fund jurisdiction of organization/incorporation].
b)	The Surviving Fund Registrant is registered as an open-end management investment company under the 1940 Act, the Surviving Fund Registrant’s registration with the Commission as an investment company under the 1940 Act is in full force and effect, and the Surviving Fund’s shares are registered under the 1933 Act and such registration has not been revoked or rescinded and is in full force and effect.
c)	The current prospectus and statement of additional information of the Surviving Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations thereunder, and do not include any untrue statement of a material fact or omit to state any material fact required to be stated or necessary to make such statements therein, in light of the circumstances under which they were made, not misleading.
d)	The Surviving Fund is not in violation of, and the execution, delivery and performance of this Agreement will not, result in a violation of, the Surviving Fund’s [Articles of Incorporation/Declaration of Trust] or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Surviving Fund is a party or by which it is bound.
e)	Except as otherwise disclosed in writing to and accepted by the Reorganizing Fund, no litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Surviving Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business or the ability of the Surviving Fund to carry out the transactions contemplated by this Agreement. The Surviving Fund knows of no facts that might form the basis for the institution of such proceedings and it is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transaction contemplated herein.
f)	The audited financial statements of the Surviving Fund as of [insert date of fiscal year end of Surviving Fund] and for the fiscal year then ended have been prepared in accordance with generally accepted accounting principles, and such statements (copies of which have been furnished to the Reorganizing Fund) fairly reflect the financial condition of the Surviving Fund as of such date, and there are no known contingent liabilities of the Surviving Fund as of such date that are not disclosed in such statements.
g)	[The unaudited financial statements of the Surviving Fund as of [insert date on which the Surviving Fund's semi-annual reporting period ends], and for the six months then ended have been prepared in accordance with generally accepted accounting principles, and such statements (copies of which have been furnished to the Reorganizing Fund) fairly reflect the financial condition of the Surviving Fund as of such date, and there are no known contingent liabilities of the Surviving Fund as of such date that are not disclosed in such statements.]
h)	Since the date of the financial statements referred to in sub-paragraph [(g)] above, there have been no material adverse changes in the Surviving Fund’s financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by the Surviving Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Reorganizing Fund. For the purposes of this sub-paragraph (g), a decline in the net asset value of the Surviving Fund shall not constitute a material adverse change.
i)	All federal and other tax returns and reports of the Surviving Fund required by law to be filed have been filed, and all federal and other taxes shown due on such returns and reports have been paid, or provision shall have been made for the payment thereof. To the best of the Surviving Fund’s knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.
j)	All issued and outstanding Surviving Fund Shares are duly and validly issued and outstanding, fully paid and non-assessable by the Surviving Fund. The Surviving Fund has no outstanding options, warrants, or other rights to subscribe for or purchase any Surviving Fund Shares, and there are no outstanding securities convertible into any Surviving Fund Shares.
k)	The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Surviving Fund. This Agreement constitutes a valid and binding obligation of the Surviving Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors’ rights and to general equity principles.
l)	Surviving Fund Shares to be issued and delivered to the Reorganizing Fund for the account of the Reorganizing Fund Shareholders pursuant to the terms of this Agreement will, at the Closing Date, have been duly authorized. When so issued and delivered, such shares will be duly and validly issued Surviving Fund Shares, and will be fully paid and non-assessable.
m)	The information to be furnished by the Surviving Fund for use in no-action letters, registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto.
n)	From the effective date of the Registration Statement (as defined in paragraph 5.7), through the time of the meeting of the Reorganizing Fund Shareholders and on the Closing Date, any written information furnished by the Surviving Fund Registrant with respect to the Surviving Fund for use in the Proxy Statement/Prospectus (as defined in paragraph 5.7), or any other materials provided in connection with the Reorganization, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.
o)	The Surviving Fund has qualified and elected to be treated as a RIC under the Code as of and since its first taxable year; and qualifies and shall continue to qualify as a RIC under the Code for its current taxable year.
p)	No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the 1934 Act, the 1940 Act or [insert Surviving Fund jurisdiction of organization/incorporation] law for the execution of this Agreement by the Surviving Fund Registrant, for itself and on behalf of the Surviving Fund, or the performance of the Agreement by the Surviving Fund Registrant, for itself and on behalf of the Surviving Fund, except, in each case, for (i) the effectiveness of the Registration Statement, and the filing of any articles, certificates or other documents that may be required under [insert Surviving Fund jurisdiction of organization/incorporation] law, (ii) such other consents, approvals, authorizations and filings as have been made or received, and (iii) such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date.
q)	The Surviving Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and any state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

ARTICLE V

COVENANTS OF THE SURVIVING FUND AND THE REORGANIZING FUND

5.1 OPERATION IN ORDINARY COURSE. Except for any matters disclosed by the Surviving Fund to the Reorganizing Fund prior to the Closing Date, the Surviving Fund and the Reorganizing Fund will each operate its respective business in the ordinary course between the date of this Agreement and the Closing Date, it being understood that such ordinary course of business will include customary dividends and shareholder purchases and redemptions.

5.2 INVESTMENT REPRESENTATION. The Reorganizing Fund covenants that the Surviving Fund Shares to be issued pursuant to this Agreement are not being acquired for the purpose of making any distribution, other than in connection with the Reorganization and in accordance with the terms of this Agreement.

5.3 ADDITIONAL INFORMATION. The Reorganizing Fund will assist the Surviving Fund in obtaining such information as the Surviving Fund reasonably requests concerning the beneficial ownership of the Reorganizing Fund’s shares.

5.4 FURTHER ACTION. Subject to the provisions of this Agreement, the Surviving Fund and the Reorganizing Fund will each take or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate, make effective, and preserve the tax-free reorganization status of the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date.

5.5 STATEMENT OF EARNINGS AND PROFITS. As promptly as practicable, but in any case within sixty days after the Closing Date, the Reorganizing Fund shall furnish the Surviving Fund, in such form as is reasonably satisfactory to the Surviving Fund, a statement of the earnings and profits of the Reorganizing Fund for federal income tax purposes that will be carried over by the Surviving Fund as a result of Section 381 of the Code, and which will be certified by the Reorganizing Fund Registrant’s Treasurer.

5.6 APPROVAL BY SHAREHOLDERS. The Reorganizing Fund Registrant shall call a meeting of the Reorganizing Fund Shareholders to consider and act upon this Agreement and to take all other reasonable action necessary to obtain the approval of the transactions contemplated herein.

5.7 PREPARATION OF REGISTRATION STATEMENT AND SCHEDULE 14C INFORMATION STATEMENT. The Surviving Fund Registrant will prepare and file with the Commission a registration statement on Form N-14 relating to the Surviving Fund Shares to be issued to shareholders of the Reorganizing Fund (the “Registration Statement”). The Registration Statement on Form N-14 shall include a proxy statement and a prospectus of the Surviving Fund relating to the transaction contemplated by this Agreement. The Registration Statement shall be in compliance with the 1933 Act, the 1934 Act and the 1940 Act, as applicable. The Reorganizing Fund will provide the Surviving Fund with the materials and information necessary to prepare the Proxy Statement/Prospectus for inclusion in the Registration Statement in connection with the meeting of the Reorganizing Fund’s Shareholders to consider the approval of this Agreement and the transactions contemplated herein. The Surviving Fund Registrant will afford the Reorganizing Fund Registrant a reasonable opportunity to review and comment on the Registration Statement and any amendment or supplement thereto and will obtain the Reorganizing Fund Registrant’s consent to the filing thereof (such consent will not be unreasonably withheld).

5.8 PRE-CLOSING DIVIDEND. On or before the Closing Date, the Reorganizing Fund shall have declared and paid to its shareholders of record a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing all of the Reorganizing Fund’s investment company taxable income (computed without regard to any deduction for dividends paid), if any, plus the excess, if any, of its interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for all taxable periods or years ending on or before the Closing Date, and all of its net capital gains realized (after reduction for any capital loss carry forward), if any, in all taxable periods or years ending on or before the Closing Date.

ARTICLE VI

CONDITIONS PRECEDENT TO OBLIGATIONS OF THE REORGANIZING FUND

The obligations of the Reorganizing Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Surviving Fund of all the obligations to be performed by the Surviving Fund pursuant to this Agreement on or before the Closing Date, and, in addition, subject to the following conditions:

All representations, covenants, and warranties of the Surviving Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of the Closing Date. The Surviving Fund shall have delivered to the Reorganizing Fund a certificate executed in the Surviving Fund’s name by the Surviving Fund’s President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Reorganizing Fund and dated as of the Closing Date, to such effect and as to such other matters as the Reorganizing Fund shall reasonably request.

ARTICLE VII

CONDITIONS PRECEDENT TO OBLIGATIONS OF THE SURVIVING FUND

The obligations of the Surviving Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Reorganizing Fund of all the obligations to be performed by the Reorganizing Fund pursuant to this Agreement, on or before the Closing Date and, in addition, shall be subject to the following conditions:

All representations, covenants, and warranties of the Reorganizing Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of such Closing Date. The Reorganizing Fund shall have delivered to the Surviving Fund on such Closing Date a certificate executed in the Reorganizing Fund’s name by the Reorganizing Fund Registrant’s President or Vice President and the Treasurer or Assistant Treasurer, in form and substance satisfactory to the Surviving Fund and dated as of such Closing Date, to such effect and as to such other matters as the Surviving Fund shall reasonably request.

The Reorganizing Fund shall have delivered to the Surviving Fund a statement of the Reorganizing Fund’s assets and liabilities, together with a list of the Reorganizing Fund’s portfolio securities showing the tax costs of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer of the Reorganizing Fund Registrant.

ARTICLE VIII

FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE
SURVIVING FUND AND REORGANIZING FUND

If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Reorganizing Fund or the Surviving Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

8.1 All necessary Board approvals of this Agreement and the transactions contemplated herein shall have been obtained by the Funds in accordance with applicable law and each Fund’s governing documents. This Agreement and the transactions contemplated herein with respect to the Reorganizing Fund shall have been approved by the requisite vote of the holders of the outstanding shares of the Reorganizing Fund in accordance with the provisions of the Reorganizing Fund Registrant’s Agreement and Declaration of Trust, as amended, and Bylaws and certified copies of the resolutions evidencing such approval shall have been delivered to the Surviving Fund. Notwithstanding anything herein to the contrary, neither the Surviving Fund nor the Reorganizing Fund may waive the conditions set forth in this paragraph 8.1.

8.2 On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, or instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act. Furthermore, no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with this Agreement or the transactions contemplated herein.

8.3 All required consents of other parties and all other consents, orders, and permits of federal, state and local regulatory authorities (including those of the Commission and of State securities authorities, including any necessary “no-action” positions and exemptive orders from such federal and state authorities) to permit consummation, in all material respects, of the transactions contemplated herein shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of the Surviving Fund or the Reorganizing Fund, provided that either party hereto may waive any such conditions for itself.

8.4 The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness thereof shall have been issued. The Registration Statement and Proxy Statement/Prospectus shall have been mailed to the Reorganizing Fund Shareholders consistent with applicable law. To the best knowledge of the parties to this Agreement, no investigation or proceeding relating to the Registration Statement shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

8.5 The parties shall have received an opinion of Reed Smith LLP substantially to the effect that for federal income tax purposes:

a)	The transfer of all or substantially all of the Reorganizing Fund’s assets to the Surviving Fund solely in exchange for Surviving Fund Shares (followed by the distribution of Surviving Fund Shares to the Reorganizing Fund Shareholders in dissolution and liquidation of the Reorganizing Fund) will constitute a “reorganization” within the meaning of Section 368(a) of the Code, and the Surviving Fund and the Reorganizing Fund will each be a “party to a reorganization” within the meaning of Section 368(b) of the Code.
b)	No gain or loss will be recognized by the Surviving Fund upon the receipt of the assets of the Reorganizing Fund solely in exchange for Surviving Fund Shares.
c)	No gain or loss will be recognized by the Reorganizing Fund upon the transfer of the Reorganizing Fund’s assets to the Surviving Fund solely in exchange for Surviving Fund Shares or upon the distribution (whether actual or constructive) of Surviving Fund Shares to Reorganizing Fund Shareholders in exchange for their Reorganizing Fund Shares.
d)	No gain or loss will be recognized by any Reorganizing Fund Shareholder upon the exchange of its Reorganizing Fund Shares for Surviving Fund Shares.
e)	The aggregate tax basis of the Surviving Fund Shares received by each Reorganizing Fund Shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of the Reorganizing Fund Shares held by such Reorganizing Fund Shareholder immediately prior to the Reorganization. The holding period of Surviving Fund Shares received by each Reorganizing Fund Shareholder will include the period during which the Reorganizing Fund Shares exchanged therefor were held by such shareholder, provided the Reorganizing Fund Shares are held as capital assets at the time of the Reorganization.
f)	The tax cost basis of the Reorganizing Fund’s assets acquired by the Surviving Fund will be the same as the tax cost basis of such assets to the Reorganizing Fund immediately prior to the Reorganization. The holding period of the assets of the Reorganizing Fund in the hands of the Surviving Fund will include the period during which those assets were held by the Reorganizing Fund.

Such opinion shall be based on customary assumptions and such representations as Reed Smith LLP may reasonably request and are reasonably acceptable to counsel for the Reorganizing Fund, and the Reorganizing Fund and Surviving Fund will cooperate to make and certify the accuracy of such representations. The foregoing opinion may state that no opinion is expressed as to the effect of the Reorganization on the Surviving Fund, the Reorganizing Fund or any Reorganizing Fund Shareholder with respect to any asset as to which unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting. Notwithstanding anything herein to the contrary, neither the Surviving Fund nor the Reorganizing Fund may waive the conditions set forth in this paragraph 8.5.

ARTICLE IX

EXPENSES

The Reorganizing Fund and the Surviving Fund will not bear any expenses associated with their participation in the Reorganization, except as contemplated in this Article IX. Federated Investment Management Company or its affiliates (collectively, “Federated”), and/or Huntington Asset Advisors, Inc. or its affiliates (collectively, “Reorganizing Fund Adviser”), will bear certain expenses associated with Reorganizing Fund’s and Surviving Fund’s participation in the Reorganization. Such reorganization expenses include: (a) expenses associated with the preparation and filing of the Registration Materials; (b) postage; (c) printing; (d) accounting fees; (e) legal and accounting fees incurred in connection with the preparation of the Registration Statement and Proxy Statement/Prospectus; (f)  other related administrative or operational costs. The Surviving Fund shall bear expenses associated with the qualification of Surviving Fund Shares for sale in the various states. In addition, to the extent that any transition of portfolio securities is required in connection with the Reorganization, the Reorganizing Fund and the Surviving Fund may incur transaction expenses associated with the sale and purchase of portfolio securities.

ARTICLE X

ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

10.1 The Surviving Fund Registrant, on behalf of the Surviving Fund, and the Reorganizing Fund Registrant, on behalf of the Reorganizing Fund, agree that neither party has made to the other party any representation, warranty and/or covenant not set forth herein, and that this Agreement constitutes the entire agreement between the parties.

10.2 Except as specified in the next sentence set forth in this paragraph 10.2, the representations, warranties, and covenants contained in this Agreement or in any document delivered pursuant to or in connection with this Agreement, shall not survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing Date shall continue in effect beyond the consummation of the transactions contemplated hereunder.

ARTICLE XI

TERMINATION

This Agreement may be terminated by the mutual agreement of the Surviving Fund Registrant and the Reorganizing Fund Registrant. In addition, either the Surviving Fund Registrant or the Reorganizing Fund Registrant may at its option terminate this Agreement at or before the Closing Date due to:

a)	a breach by the other of any representation, warranty, or agreement contained herein to be performed at or before the Closing Date, if not cured within 30 days;
b)	a condition herein expressed to be precedent to the obligations of the terminating party that has not been met and it reasonably appears that it will not or cannot be met; or
c)	a determination by a party’s Board, as appropriate, that the consummation of the transactions contemplated herein is not in the best interest of the Reorganizing Fund Registrant or the Surviving Fund Registrant, respectively, and notice given to the other party hereto.

In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of any of the Surviving Fund, the Surviving Fund Registrant, the Reorganizing Fund, the Reorganizing Fund Registrant, or their respective Directors/Trustees or their respective officers.

ARTICLE XII

AMENDMENTS

This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the officers of the Reorganizing Fund Registrant, on behalf of the Reorganizing Fund, and the Surviving Fund Registrant, on behalf of the Surviving Fund, and as specifically authorized by their respective Boards; provided, however, that following the meeting of shareholders of the Reorganizing Fund pursuant to paragraph 5.6 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of Surviving Fund Shares to be issued to the Reorganizing Fund Shareholders under this Agreement to the detriment of such Reorganizing Fund Shareholders without their further approval.

ARTICLE XIII

HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT;
LIMITATION OF LIABILITY

The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

This Agreement shall be governed by and construed in accordance with the laws of the Commonwealth of Pennsylvania.

This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but, except as provided in this paragraph, no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, trust, or entities other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

It is expressly agreed that the obligations of the Surviving Fund hereunder shall not be binding upon any of the [Directors/Trustees], shareholders, nominees, officers, agents, or employees of the Surviving Fund Registrant personally, but shall bind only the property of the Surviving Fund, as provided in the [Articles of Incorporation/Declaration of Trust] of the Surviving Fund Registrant. The execution and delivery of this Agreement have been authorized by the [Directors/Trustees] of the Surviving Fund Registrant and signed by authorized officers of the Surviving Fund Registrant, acting as such. Neither the authorization by such [Directors/Trustees] nor the execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of the Surviving Fund as provided in the [Articles of Incorporation/Declaration of Trust] of the Surviving Fund Registrant.

It is expressly agreed that the obligations of the Reorganizing Fund hereunder shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents, or employees of the Reorganizing Fund Registrant personally, but shall bind only the property of the Reorganizing Fund, as provided in the Agreement and Declaration of Trust, as amended, of the Reorganizing Fund Registrant. The execution and delivery of this Agreement have been authorized by the Trustees of the Reorganizing Fund Registrant and signed by authorized officers of the Reorganizing Fund Registrant, acting as such. Neither the authorization by such Trustees nor the execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of the Reorganizing Fund as provided in the Agreement and Declaration of Trust, as amended, of the Reorganizing Fund Registrant

IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.

[INSERT NAME OF SURVIVING FUND REGISTRANT]

on behalf of its portfolio,

[INSERT NAME OF SURVIVING FUND]

By:

Name: John W. McGonigle

Title: Secretary

THE HUNTINGTON FUNDS

on behalf of its portfolio,
[INSERT NAME OF REORGANIZING FUND]

By:

Name:

Title:

ANNEX B

FINANCIAL HIGHLIGHTS

HUNTINGTON FUNDS

The Financial Highlights tables that follow are intended to help you understand each Huntington Fund’s financial performance for the fiscal years ended December 31. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Funds’ financial statements, which, for the past five fiscal years, have been audited by Ernst & Young LLP, independent registered public accounting firm, whose report, along with the Funds’ financial statements, is included in the Funds’ Annual Report, which is available upon request.

Financial Highlights
(For a share outstanding throughout each year)
	Net Asset Value, beginning of year	Net investment income (loss)	Net realized and unrealized gain (loss) on investments	Total from investment operations	Distributions from net investment income	Distributions from net realized gain on investment transactions	Distributions from return of capital	Total distributions	Net Asset Value, end of year	Total return(1)	Ratio of net expenses to average net assets	Ratio of net investment income (loss) to average net assets	Ratio of expenses (prior to reimbursements) to average net assets(2)	Net Assets, end of year (000 omitted)	Portfolio turnover rate(3)
HUNTINGTON FIXED INCOME SECURITIES FUND																	1
Institutional Shares																	31-Dec
2009	$21.34	0.78	0.34	1.12	(0.78)	(0.06)	—	(0.84)	$21.62	5.36%	1.08%	3.62%	1.08%	$229,570	30%	#######
2010	$21.62	0.67	0.57	1.24	(0.67)	(0.03)	—	(0.70)	$22.16	5.75%	1.06%	2.99%	1.06%	$283,953	19%
2011	$22.16	0.60	0.76	1.36	(0.60)	(0.33)	—	(0.93)	$22.59	6.26%	1.04%	2.70%	1.04%	$291,200	35%
2012	$22.59	0.56	0.33	0.89	(0.56)	(0.21)	—	(0.77)	$22.71	3.98%	1.06%	2.44%	1.06%	$302,442	30%
2013	$22.71	0.52	(1.06)	(0.54)	(0.52)	(0.22)	—	(0.74)	$21.43	(2.41)%	1.04%	2.34%	1.04%	$232,622	22%			TRUE	Y
Class A Shares
2009	$21.34	0.73	0.34	1.07	(0.73)	(0.06)	—	(0.79)	$21.62	5.10%	1.33%	3.36%	1.33%	$3,420	30%
2010	$21.62	0.61	0.57	1.18	(0.61)	(0.03)	—	(0.64)	$22.16	5.50%	1.30%	2.68%	1.30%	$8,413	19%
2011	$22.16	0.55	0.76	1.31	(0.55)	(0.33)	—	(0.88)	$22.59	6.01%	1.29%	2.45%	1.29%	$8,123	35%
2012	$22.59	0.51	0.33	0.84	(0.51)	(0.21)	—	(0.72)	$22.71	3.74%	1.31%	2.19%	1.31%	$9,505	30%
2013	$22.71	0.46	(1.06)	(0.60)	(0.46)	(0.22)	—	(0.68)	$21.43	(2.65)%	1.29%	2.10%	1.29%	$7,252	22%
HUNTINGTON INTERMEDIATE GOVERNMENT INCOME FUND																	2
Institutional Shares																	31-Dec
2009	$10.89	0.35	(0.15)	0.20	(0.35)	—	—	(0.35)	$10.74%	1.86%	1.10%	3.21%	1.10%	$110,761	26%	#######
2010	$10.74	0.31	0.19	0.50	(0.31)	(0.03)	—	(0.34)	$10.90%	4.64%	1.10%	2.80%	1.10%	$115,470	6%
2011	$10.90	0.26	0.28	0.54	(0.27)	(0.02)	—	(0.29)	$11.15%	5.05%	1.08%	2.38%	1.08%	$134,149	21%
2012	$11.15	0.20	(0.02)	0.18	(0.22)	(0.01)	—	(0.23)	$11.10%	1.68%	1.09%	1.86%	1.09%	$116,280	20%
2013	$11.10	0.19	(0.51)	(0.32)	(0.21)	(0.01)	—	(0.22)	$10.56%	(2.87)%	1.10%	1.75%	1.10%	$75,106	13%			TRUE	Y
Class A Shares							—
2009	$10.89	0.32	(0.15)	0.17	(0.32)	—	—	(0.32)	$10.74%	1.60%	1.35%	2.93%	1.35%	$2,215	26%
2010	$10.74	0.28	0.19	0.47	(0.28)	(0.03)	—	(0.31)	$10.90%	4.38%	1.34%	2.50%	1.34%	$4,675	6%
2011	$10.90	0.24	0.26	0.50	(0.24)	(0.02)	—	(0.26)	$11.14%	4.69%	1.33%	2.13%	1.33%	$4,832	21%
2012	$11.14	0.18	(0.01)	0.17	(0.20)	(0.01)	—	(0.21)	$11.10%	1.53%	1.34%	1.60%	1.34%	$5,238	20%
2013	$11.10	0.16	(0.51)	(0.35)	(0.18)	(0.01)	—	(0.19)	$10.56%	(3.13)%	1.35%	1.51%	1.35%	$4,180	13%

(1)	Based on net asset value, which does not reflect a sales charge or contingent deferred sales charge, if applicable.
(2)	If applicable, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(3)	Portfolio Turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(See notes which are an integral part of the Financial Statements)

Financial Highlights
(For a share outstanding throughout each year)
	Net Asset Value, beginning of year	Net investment income (loss)	Net realized and unrealized gain (loss) on investments	Total from investment operations	Distributions from net investment income	Distributions from net realized gain on investment transactions	Total distributions	Net Asset Value, end of year	Total return(1)	Ratio of net expenses to average net assets	Ratio of net investment income (loss) to average net assets	Ratio of expenses (prior to reimbursements) to average net assets	Net Assets, end of year (000 omitted)	Portfolio turnover rate(2)
HUNTINGTON MORTGAGE SECURITIES FUND
Institutional Shares
2009	$8.79	0.29	0.15	0.44	(0.31)	—	(0.31)	$8.92	5.17%	1.11%	3.32%	1.11%	$100,114	24%
2010	$8.92	0.27	0.19	0.46	(0.28)	—	(0.28)	$9.10	5.21%	1.11%	2.87%	1.11%	$96,832	6%
2011	$9.10	0.24	0.21	0.45	(0.29)	—	(0.29)	$9.26	5.01%	1.11%	2.57%	1.11%	$104,098	22%
2012	$9.26	0.16	0.11	0.27	(0.24)	(0.06)	(0.30)	$9.23	2.95%	1.11%	1.89%	1.11%	$73,818	26%
2013	$9.23	0.12	(0.25)	(0.13)	(0.20)	(0.39)	(0.59)	$8.51	(1.45)%	1.15%	1.45%	1.15%	$56,562	31%
Class A Shares
2009	$8.84	0.27	0.15	0.42	(0.29)	—	(0.29)	$8.97	4.85%	1.36%	3.07%	1.36%	$2,629	24%
2010	$8.97	0.23	0.22	0.45	(0.26)	—	(0.26)	$9.16	5.03%	1.35%	2.62%	1.35%	$3,910	6%
2011	$9.16	0.21	0.22	0.43	(0.27)	—	(0.27)	$9.32	4.71%	1.36%	2.29%	1.36%	$4,434	22%
2012	$9.32	0.15	0.10	0.25	(0.22)	(0.06)	(0.28)	$9.29	2.68%	1.36%	1.62%	1.36%	$4,801	26%
2013	$9.29	0.11	(0.26)	(0.15)	(0.18)	(0.39)	(0.57)	$8.57	(1.69)%	1.40%	1.21%	1.40%	$4,240	31%
HUNTINGTON OHIO TAX-FREE FUND
Institutional Shares
2009	$20.75	0.59	0.45	1.04	(0.59)	—	(0.59)	$21.20	5.05%	1.20%	2.80%	1.20%	$42,568	21%
2010	$21.20	0.50	(0.11)	0.39	(0.50)	(0.07)	(0.57)	$21.02	1.85%	1.20%	2.36%	1.20%	$48,741	18%
2011	$21.02	0.46	1.08	1.54	(0.46)	(0.16)	(0.62)	$21.94	7.37%	1.22%	2.13%	1.22%	$50,628	28%
2012	$21.94	0.43	0.42	0.85	(0.43)	(0.42)	(0.85)	$21.94	3.90%	1.19%	1.92%	1.19%	$50,552	47%
2013	$21.94	0.42	(1.13)	(0.71)	(0.42)	(0.23)	(0.65)	$20.58	(3.25)%	1.24%	2.00%	1.24%	$24,388	27%
Class A Shares
2009	$20.74	0.54	0.44	0.98	(0.54)	—	(0.54)	$21.18	4.74%	1.45%	2.54%	1.45%	$1,745	21%
2010	$21.18	0.45	(0.11)	0.34	(0.45)	(0.07)	(0.52)	$21.00	1.60%	1.45%	2.09%	1.45%	$3,192	18%
2011	$21.00	0.40	1.09	1.49	(0.40)	(0.16)	(0.56)	$21.93	7.16%	1.47%	1.88%	1.47%	$3,141	28%
2012	$21.93	0.37	0.42	0.79	(0.37)	(0.42)	(0.79)	$21.93	3.65%	1.44%	1.67%	1.44%	$3,481	47%
2013	$21.93	0.37	(1.13)	(0.76)	(0.37)	(0.23)	(0.60)	$20.57	(3.50)%	1.49%	1.75%	1.49%	$2,684	27%

(1)	Based on net asset value, which does not reflect a sales charge or contingent deferred sales charge, if applicable.
(2)	Portfolio Turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(See notes which are an integral part of the Financial Statements)

Financial Highlights
(For a share outstanding throughout each year)
	Net Asset Value, beginning of year	Net investment income (loss)	Net realized and unrealized gain (loss) on investments	Total from investment operations	Distributions from net investment income	Distributions from net realized gain on investment transactions	Total distributions	Net Asset Value, end of year	Total return(1)	Ratio of net expenses to average net assets	Ratio of net investment income (loss) to average net assets	Ratio of expenses (prior to reimbursements) to average net assets	Net Assets, end of year (000 omitted)	Portfolio turnover rate(2)
HUNTINGTON SHORT/INTERMEDIATE FIXED INCOME SECURITIES FUND
Institutional Shares
2009	$18.87	0.53	0.91	1.44	(0.53)	—	(0.53)	$19.78	7.70%	1.09%	2.67%	1.09%	$149,384	50%
2010	$19.78	0.40	0.19	0.59	(0.40)	—	(0.40)	$19.97	2.99%	1.06%	1.97%	1.06%	$196,479	24%
2011	$19.97	0.27	0.12	0.39	(0.27)	—	(0.27)	$20.09	1.98%	1.05%	1.35%	1.05%	$215,735	31%
2012	$20.09	0.25	0.11	0.36	(0.25)	—	(0.25)	$20.20	1.79%	1.06%	1.22%	1.06%	$187,744	23%
2013	$20.20	0.20	(0.25)	(0.05)	(0.20)	(0.20)	(0.40)	$19.75	(0.25)%	1.06%	1.03%	1.06%	$108,998	24%
Class A Shares
2009	$18.87	0.48	0.91	1.39	(0.48)	—	(0.48)	$19.78	7.43%	1.33%	2.38%	1.33%	$1,076	50%
2010	$19.78	0.35	0.20	0.55	(0.35)	—	(0.35)	$19.98	2.78%	1.30%	1.60%	1.30%	$7,639	24%
2011	$19.98	0.22	0.12	0.34	(0.22)	—	(0.22)	$20.10	1.72%	1.30%	1.10%	1.30%	$9,207	31%
2012	$20.10	0.20	0.10	0.30	(0.20)	—	(0.20)	$20.20	1.48%	1.31%	0.97%	1.31%	$11,183	23%
2013	$20.20	0.15	(0.25)	(0.10)	(0.15)	(0.20)	(0.35)	$19.75	(0.50)%	1.31%	0.78%	1.31%	$6,917	24%

(1)	Based on net asset value, which does not reflect a sales charge or contingent deferred sales charge, if applicable.
(2)	Portfolio Turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(See notes which are an integral part of the Financial Statements)

FEDERATED FUNDS

The Financial Highlights tables that follow are intended to help you understand each Federated Fund’s financial performance for the fiscal years ended as noted. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Funds’ financial statements, which, for the past five fiscal years, have been audited by: Federated Total Return Bond Fund and Federated Total Return Government Bond Fund – Ernst& Young LLP; Federated Mortgage Fund, Federated Ohio Municipal Income Fund, and Federated Short-Intermediate Total Return Bond Fund – KPMG LLP . Ernst & Young LLP and KPMG LLP are independent registered public accounting firms, whose reports, along with the Funds’ audited financial statements, are included in their Annual Reports which are available upon request .

FEDERATED TOTAL RETURN BOND FUND - Financial Highlights–Class A Shares

(For a Share Outstanding Throughout Each Period)

Year Ended November 30	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$11.63	$11.28	$11.30	$11.00	$9.83
Income From Investment Operations:
Net investment income	0.33	0.35	0.42	0.42	0.50
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	(0.47)	0.45	(0.02)	0.31	1.16
TOTAL FROM INVESTMENT OPERATIONS	(0.14)	0.80	0.40	0.73	1.66
Less Distributions:
Distributions from net investment income	(0.32)	(0.36)	(0.41)	(0.43)	(0.49)
Distributions from net realized gain on investments, futures contracts, swap contracts and foreign currency transactions	(0.16)	(0.09)	(0.01)	—	—
TOTAL DISTRIBUTIONS	(0.48)	(0.45)	(0.42)	(0.43)	(0.49)
Net Asset Value, End of Period	$11.01	$11.63	$11.28	$11.30	$11.00
Total Return[1]	(1.17)%	7.20%	3.61%	6.78%	17.28%
Ratios to Average Net Assets:
Net expenses	0.90%	0.90%	0.90%	0.90%	0.89%
Net investment income	2.90%	3.18%	3.74%	3.86%	4.53%
Expense waiver/reimbursement[2]	0.11%	0.10%	0.11%	0.11%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$627,061	$980,092	$2,434,751	$1,939,566	$991,255
Portfolio turnover	31%	42%	63%	63%	49%
1	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
2	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

FEDERATED TOTAL RETURN BOND FUND - Financial Highlights–Institutional Shares

(For a Share Outstanding Throughout Each Period)

Year Ended November 30	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$11.64	$11.28	$11.30	$11.00	$9.83
Income From Investment Operations:
Net investment income	0.39	0.41	0.48	0.48	0.55
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	(0.47)	0.46	(0.02)	0.31	1.17
TOTAL FROM INVESTMENT OPERATIONS	(0.08)	0.87	0.46	0.79	1.72
Less Distributions:
Distributions from net investment income	(0.39)	(0.42)	(0.47)	(0.49)	(0.55)
Distributions from net realized gain on investments, futures contracts, swap contracts and foreign currency transactions	(0.16)	(0.09)	(0.01)	—	—
TOTAL DISTRIBUTIONS	(0.55)	(0.51)	(0.48)	(0.49)	(0.55)
Net Asset Value, End of Period	$11.01	$11.64	$11.28	$11.30	$11.00
Total Return[1]	(0.72)%	7.88%	4.18%	7.36%	17.90%
Ratios to Average Net Assets:
Net expenses	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	3.46%	3.72%	4.28%	4.41%	5.11%
Expense waiver/reimbursement[2]	0.11%	0.11%	0.10%	0.10%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$3,866,053	$5,063,837	$3,935,920	$3,057,603	$2,255,608
Portfolio turnover	31%	42%	63%	63%	49%
1	Based on net asset value.
2	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

FEDERATED TOTAL RETURN GOVERNMENT BOND FUND - Financial Highlights–Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 8/31/2013	Year Ended February 28 or 29,
		2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$11.51	$11.80	$11.27	$11.32	$11.36	$11.20
Income From Investment Operations:
Net investment income	0.10	0.24	0.27	0.30	0.40	0.50
Net realized and unrealized gain (loss) on investments and futures contracts	(0.40)	0.04	0.63	0.05	(0.02)	0.16
TOTAL FROM INVESTMENT OPERATIONS	(0.30)	0.28	0.90	0.35	0.38	0.66
Less Distributions:
Distributions from net investment income	(0.10)	(0.24)	(0.27)	(0.30)	(0.39)	(0.50)
Distributions from net realized gain on investments and futures contracts	(0.13)	(0.33)	(0.10)	(0.10)	(0.03)	—
TOTAL DISTRIBUTIONS	(0.23)	(0.57)	(0.37)	(0.40)	(0.42)	(0.50)
Net Asset Value, End of Period	$10.98	$11.51	$11.80	$11.27	$11.32	$11.36
Total Return[1]	(2.64)%	2.40%	8.08%	3.11%	3.40%	6.07%
Ratios to Average Net Assets:
Net expenses	0.31%[2]	0.31%	0.28%	0.28%	0.26%	0.26%
Net investment income	1.73%[2]	1.95%	2.22%	2.60%	3.42%	4.43%
Expense waiver/reimbursement[3]	0.17%[2]	0.16%	0.17%	0.17%	0.22%	0.38%
Supplemental Data:
Net assets, end of period (000 omitted)	$697,667	$864,400	$691,854	$672,907	$647,680	$464,550
Portfolio turnover	37%	89%	152%	68%	75%	47%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	33%	40%	103%	68%	71%	42%
1	Based on net asset value. Total returns for periods of less than one year are not annualized.
2	Computed on an annualized basis.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

FEDERATED TOTAL RETURN GOVERNMENT BOND FUND - Financial Highlights–Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 8/31/2013	Year Ended February 28 or 29,
		2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$11.51	$11.80	$11.27	$11.32	$11.36	$11.20
Income From Investment Operations:
Net investment income	0.08	0.20	0.23	0.26	0.36	0.46
Net realized and unrealized gain (loss) on investments and futures contracts	(0.40)	0.04	0.63	0.06	(0.02)	0.16
TOTAL FROM INVESTMENT OPERATIONS	(0.32)	0.24	0.86	0.32	0.34	0.62
Less Distributions:
Distributions from net investment income	(0.08)	(0.20)	(0.23)	(0.27)	(0.35)	(0.46)
Distributions from net realized gain on investments and futures contracts	(0.13)	(0.33)	(0.10)	(0.10)	(0.03)	—
TOTAL DISTRIBUTIONS	(0.21)	(0.53)	(0.33)	(0.37)	(0.38)	(0.46)
Net Asset Value, End of Period	$10.98	$11.51	$11.80	$11.27	$11.32	$11.36
Total Return[1]	(2.81)%	2.05%	7.71%	2.76%	3.05%	5.71%
Ratios to Average Net Assets:
Net expenses	0.65%[2]	0.65%	0.62%	0.62%	0.60%	0.60%
Net investment income	1.39%[2]	1.61%	1.74%	2.26%	3.10%	4.06%
Expense waiver/reimbursement[3]	0.32%[2]	0.32%	0.33%	0.32%	0.37%	0.51%
Supplemental Data:
Net assets, end of period (000 omitted)	$154,437	$278,256	$622,581	$158,495	$173,789	$144,068
Portfolio turnover	37%	89%	152%	68%	75%	47%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	33%	40%	103%	68%	71%	42%
1	Based on net asset value. Total returns for periods of less than one year are not annualized.
2	Computed on an annualized basis.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

FEDERATED MORTGAGE FUND - Financial Highlights–Service Shares

(For a Share Outstanding Throughout Each Period)

Year Ended September 30	2013	2012	2011	2010[1]	2009
Net Asset Value, Beginning of Period	$10.03	$9.98	$9.97	$9.89	$9.61
Income From Investment Operations:
Net investment income	0.21[2]	0.26[2]	0.31[2]	0.37[2]	0.42[2]
Net realized and unrealized gain (loss) on investments and futures contracts	(0.40)	0.11	0.09	0.15	0.33
TOTAL FROM INVESTMENT OPERATIONS	(0.19)	0.37	0.40	0.52	0.75
Less Distributions:
Distributions from net investment income	(0.24)	(0.32)	(0.39)	(0.44)	(0.47)
Net Asset Value, End of Period	$9.60	$10.03	$9.98	$9.97	$9.89
Total Return[3]	(1.87)%	3.79%	4.08%	5.38%	8.04%
Ratios to Average Net Assets:
Net expenses	0.70%	0.68%	0.65%	0.65%	0.63%
Net investment income	2.17%	2.65%	3.11%	3.69%	4.31%
Expense waiver/reimbursement[4]	0.39%	0.39%	0.42%	0.46%	0.45%
Supplemental Data:
Net assets, end of period (000 omitted)	$40,329	$49,665	$53,023	$55,467	$56,017
Portfolio turnover	164%	227%	222%	178%	200%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	64%	64%	37%	27%	35%
1	Beginning with the year ended September 30, 2010, the Fund was audited by KPMG LLP. The previous year was audited by another independent registered public accounting firm.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

FEDERATED MORTGAGE FUND - Financial Highlights–Institutional Shares

(For a Share Outstanding Throughout Each Period)

Year Ended September 30	2013	2012	2011	2010[1]	2009
Net Asset Value, Beginning of Period	$10.03	$9.98	$9.97	$9.89	$9.61
Income From Investment Operations:
Net investment income	0.24[2]	0.29[2]	0.34[2]	0.40[2]	0.45[2]
Net realized and unrealized gain (loss) on investments and futures contracts	(0.40)	0.11	0.09	0.15	0.33
TOTAL FROM INVESTMENT OPERATIONS	(0.16)	0.40	0.43	0.55	0.78
Less Distributions:
Distributions from net investment income	(0.27)	(0.35)	(0.42)	(0.47)	(0.50)
Net Asset Value, End of Period	$9.60	$10.03	$9.98	$9.97	$9.89
Total Return[3]	(1.58)%	4.10%	4.39%	5.69%	8.34%
Ratios to Average Net Assets:
Net expenses	0.40%	0.38%	0.35%	0.35%	0.35%
Net investment income	2.47%	2.95%	3.41%	3.98%	4.59%
Expense waiver/reimbursement[4]	0.22%	0.21%	0.24%	0.28%	0.25%
Supplemental Data:
Net assets, end of period (000 omitted)	$175,969	$221,088	$265,567	$307,718	$288,052
Portfolio turnover	164%	227%	222%	178%	200%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	64%	64%	37%	27%	35%
1	Beginning with the year ended September 30, 2010, the Fund was audited by KPMG LLP. The previous year was audited by another independent registered public accounting firm.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

FEDERATED OHIO MUNICIPAL INCOME FUND - Financial Highlights–Class A Shares

(For a Share Outstanding Throughout Each Period)

Year Ended August 31	2013	2012	2011	2010	Period Ended 08/31/2009[1]
Net Asset Value, Beginning of Period	$11.47	$10.93	$11.14	$10.68	$10.22
Income From Investment Operations:
Net investment income	0.38	0.38	0.42	0.42	0.37
Net realized and unrealized gain (loss) on investments	(0.79)	0.56	(0.21)	0.45	0.44
TOTAL FROM INVESTMENT OPERATIONS	(0.41)	0.94	0.21	0.87	0.81
Distributions from net investment income	(0.36)	(0.40)	(0.42)	(0.41)	(0.35)
Net Asset Value, End of Period	$10.70	$11.47	$10.93	$11.14	$10.68
Total Return[2]	(3.73)%	8.72%	2.04%	8.34%	8.11%
Ratios to Average Net Assets:
Net expenses	0.75%	0.75%	0.75%	0.75%	0.75%[3,4]
Net investment income	3.28%	3.40%	3.87%	3.84%	4.09%[4]
Expense waiver/reimbursement[5]	0.14%	0.18%	0.18%	0.16%	0.17%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$45,131	$53,165	$50,990	$57,338	$61,141
Portfolio turnover	15%	17%	9%	20%	13%[6]
1	Reflects operations for the period from November 18, 2008 (date of initial investment) to August 31, 2009.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 0.75% for the period ended August 31, 2009, after taking into account this expense reduction.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
6	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended August 31, 2009.

FEDERATED SHORT-INTERMEDIATE TOTAL RETURN BOND FUND - Financial Highlights–Class A Shares

The Fund’s fiscal year end is August 31. As the Fund’s A class first fiscal year will end on August 31, 2014, audited financial information for the Fund’s A class is not available as of the date of the Prospectus/Proxy Statement.

FEDERATED SHORT-INTERMEDIATE TOTAL RETURN BOND FUND - Financial Highlights–Institutional Shares

(For a Share Outstanding Throughout Each Period)

Year Ended August 31	2013	2012	2011	2010[1]	2009
Net Asset Value, Beginning of Period	$10.68	$10.51	$10.41	$9.97	$10.14
Income From Investment Operations:
Net investment income	0.19	0.24	0.28	0.41	0.36
Net realized and unrealized gain (loss) on investments and futures contracts	(0.31)	0.23	0.12	0.64	0.14
TOTAL FROM INVESTMENT OPERATIONS	(0.12)	0.47	0.40	1.05	0.50
Less Distributions:
Distributions from net investment income	(0.19)	(0.24)	(0.27)	(0.42)	(0.38)
Distributions from net realized gain on investments and futures contracts	—	(0.06)	(0.03)	(0.19)	(0.29)
TOTAL DISTRIBUTIONS	(0.19)	(0.30)	(0.30)	(0.61)	(0.67)
Net Asset Value, End of Period	$10.37	$10.68	$10.51	$10.41	$9.97
Total Return[2]	(1.17)%	4.49%	3.90%	10.90%	5.28%
Ratios to Average Net Assets:
Net expenses	0.30%	0.30%	0.30%	0.30%	0.30%
Net investment income	1.81%	2.27%	2.58%	3.84%	3.62%
Expense waiver/reimbursement[3]	0.32%	0.62%	1.53%	5.08%	3.18%
Supplemental Data:
Net assets, end of period (000 omitted)	$106,396	$95,256	$32,703	$6,621	$8,502
Portfolio turnover	46%	69%	103%	66%	205%
1	Beginning with the year ended August 31, 2010, the Fund was audited by KPMG LLP. The previous year was audited by another independent registered public accounting firm.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

ANNEX C

RIGHTS OF SHAREHOLDERS

CATEGORY	HUNTINGTON FUNDS [DELAWARE]	FEDERATED SHORT-INTERMEDIATE TOTAL RETURN BOND FUND [MASSACHUSETTS]	FEDERATED OHIO MUNICIPAL INCOME FUND [MASSACHUSETTS]	FEDERATED TOTAL RETURN GOVERNMENT BOND FUND [MASSACHUSETTS]	FEDERATED TOTAL RETURN BOND FUND; FEDERATED MORTGAGE FUND [MARYLAND]
Preemptive Rights	None	Same	Same	Same	Same
Preferences	None	Same	Same	Same	Same
Appraisal Rights	None	Same	Same	Same	Same
Conversion Rights	A majority of the Board may, without vote or consent of the Shareholders, convert the Trust into another Delaware business entity, subject to the provisions of the Declaration of Trust.	None	None	None	None
Exchange Rights (other than the right/privilege to exchange for shares of other funds as provided in the Funds’ prospectuses)	The Board has the power and authority to sell or exchange any or all of the assets of the Trust subject to the provisions of the Declaration of Trust.	Same	Same	Same	Same
Annual Meetings	Not required	Not required	Not required	Not required	Not required
Right to Call Shareholder Meetings	None	Shall be called upon written notice of at least 10% of the outstanding shares entitled to vote at the meeting.	Shall be called as requested in writing by shareholders entitled to cast at least 10% of the voting shares entitled to be cast at the meeting.	Shall be called as requested in writing by shareholders entitled to cast at least 10% of the voting shares entitled to be cast at the meeting.	Shall be called as requested in writing by shareholders entitled to cast at least 10% of the voting shares entitled to be cast at the meeting.
Notice of Meetings	Sent or otherwise given not less than 7 nor more than 93 days before the date of the meeting.	Mailed to each shareholder entitled to vote at least 15 days before the meeting.	Mailed to each shareholder entitled to vote at least 15 days before the meeting.	Mailed to each shareholder entitled to vote at least 15 days before the meeting.	Mailed to each shareholder entitled to vote not less than 10 nor more than 90 days before the meeting.
Record Date for Meetings	The Board may fix in advance a record date which shall not be more than 180 days nor less than 7 days before the date of any meeting.	The Board may fix a date not more than 60 days before the meeting date as the record date for determining shareholders entitled to notice of or to vote at any meeting of shareholders.	The Board may fix a date not more than 60 days before the meeting date as the record date for determining shareholders entitled to notice of or to vote at any meeting of shareholders.	The Board may fix a date not more than 90 days before the meeting date as the record date for determining shareholders entitled to notice of or to vote at any meeting of shareholders.	The Board may fix a date not more than 90 and not less than 10 days prior to the date on which the particular action requiring such determination of shareholders is to be taken.
Quorum for Meetings	Except when a larger quorum is required by applicable law, the By-Laws or by another provision of the Declaration of Trust, 33-1/3% of the outstanding shares present in person or represented by proxy and entitled to vote at a shareholder’s meeting shall constitute a quorum at such meeting. When a separate vote by one or more series or classes is required, 33-1/3% of the shares of each such series or class present in person or represented by proxy and entitled to vote shall constitute a quorum at a shareholder’s meeting of such series or class, except when a larger quorum is required by applicable law, the By-Laws or another provision of the Declaration of Trust.

Except as otherwise provided by law, to constitute a quorum for the transaction of any business at any meeting of shareholders there must be present, in person or by proxy, holders of 1/4 of the total number of shares of the Trust outstanding and entitled to vote at such meeting. When any one or more Series or class is entitled to vote as a single series or class, more than 1/4 of the shares of each such series or class entitled to vote shall constitute a quorum at a shareholders’ meeting of that series or class.

			Except as otherwise provided by law, to constitute a quorum there must be present, in person or by proxy, holders of more than 50% of the total number of outstanding Shares of all Series and Classes entitled to vote at such meeting. When any one or more Series or Classes is entitled to vote as a single Series or Class, more than 50% of the shares of each such Series or Class entitled to vote shall constitute a quorum at a Shareholders’ meeting of that Series or Class.	Except as otherwise provided by law, the presence in person or by proxy of the holders of (a) 1/2 of the Shares of the Trust on all matters requiring a Majority Shareholder Vote, as defined in the 1940 Act, or (b) 1/3 of the Shares of the Trust on all other matters permitted by law, in each case, entitled to vote without regard to Class shall constitute a quorum at any meeting of the Shareholders, except with respect to any matter which by law requires the separate approval of one or more Series or Classes, in which case the presence in person or by proxy of the holders of 1/2 or 1/3, as set forth above, of the Shares of each Series or Class entitled to vote separately on the matter shall constitute a quorum. When any one or more Series or Class is entitled to vote as a single Series or Class, more than 1/2, or 1/3, as appropriate, of the Shares of each such Series or Class entitled to vote shall constitute a quorum at a Shareholders' meeting of that Series or Class.	The presence in person or by proxy of the holders of (a) 1/2 of the shares of stock of the Corporation on all matters requiring the vote of a Majority of the Outstanding Voting Securities of the Corporation, as defined in the 1940 Act, or (b) 1/3 of shares of stock of the Corporation on all other matters permitted by law, in each case, entitled to vote without regard to class shall constitute a quorum at any meeting of the shareholders, except with respect to any matter which by law requires the separate approval of one or more classes of stock, in which case the presence in person or by proxy of the holders of 1/2 or 1/3, as set forth above, of the shares of stock of each class entitled to vote separately on the matter shall constitute a quorum.
Vote Required for Election of Trustees/Directors	A plurality of the votes cast at a shareholders’ meeting	A plurality of the votes cast at a shareholders’ meeting	A plurality of the votes cast at a shareholders’ meeting	A plurality of the votes cast at a shareholders’ meeting	A majority of the votes cast at a shareholders’ meeting
Adjournment of Meetings	Whether or not a quorum is present, a shareholders’ meeting may be adjourned by a majority of the votes cast by the shareholders present in person or by proxy, or by the chairperson of the meeting.	In the absence of a quorum, a majority of the shares present in person or by proxy entitled to vote may adjourn the meeting from time to time without further notice than by announcement at the meeting until a quorum shall be present.	In the absence of a quorum, a plurality vote may adjourn the meeting from time to time without further notice than by announcement at the meeting until a quorum shall be present.	In the absence of a quorum, a plurality vote may adjourn the meeting from time to time without further notice than by announcement at the meeting until a quorum shall be present.	In the absence of a quorum at any meeting, a majority of those shareholders present in person or by proxy may adjourn the meeting from time to time to a date not later than 120 days after the original record date without further notice other than by announcement to be given at the meeting until a quorum shall be present.
Removal of Trustees/Directors by Shareholders	Shareholders have the power to remove a Trustee only to the extent provided by the 1940 Act and the rules and regulations thereunder	A Trustee may be removed at any special meeting of shareholders by a vote of two-thirds of the outstanding shares	A Trustee may be removed at any special meeting of shareholders by a vote of two-thirds of the outstanding shares	A Trustee may be removed at any special meeting of shareholders by a vote of two-thirds of the outstanding shares	At any meeting of shareholders duly called for the purpose, any director may by the vote of a majority of all of the shares entitled to vote be removed from office.
Personal Liability of Officers and Trustees/Directors

No Trustee shall be subject to any personal liability whatsoever in tort, contract or otherwise, to any person or entity in connection with the assets or affairs of the Trust or of any Series or class, except for that arising from his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office or the discharge of his or her duties.

The Trust is required to indemnify (from the assets of one or more Series to which the conduct in question relates) each person who is, has been or becomes a Trustee against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants’ and counsel fees, incurred by any Trustee in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which the Trustee may be or may have been involved as a party or otherwise or which may be threatened against the Trustee while in office or thereafter due to his or her service as a Trustee. The Trust shall not be obligated to indemnify a Trustee if it has been determined, in accordance with the procedures set forth in the Declaration of Trust, that the Trustee (i) did not act in good faith in the reasonable belief that such his or her action was in or not opposed to the best interests of the Trust; or (ii) had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office; and (iii) for a criminal proceeding, had reasonable cause to believe that his or her conduct was unlawful.

		The Trust agrees to indemnify each person who at any time serves as a Trustee against any liabilities and expenses, including amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees incurred by such indemnitee in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or investigative body in which he may be or may have been involved as a party or otherwise or with which he may be or may have been threatened, by virtue of his being or having been a Trustee or his serving or having served as a trustee, director, officer, partner, or fiduciary of another trust, corporation, partnership, joint venture, or other enterprise at the request of the Trust; provided, however, that no indemnitee shall be indemnified hereunder against any liability to any person or any expense of such indemnitee arising by reason of (i) willful misfeasance, (ii) bad faith, (iii) gross negligence, or (iv) reckless disregard of the duties involved in the conduct of his position.	The Trust agrees to indemnify each person who at any time serves as a Trustee against any liabilities and expenses, including amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees incurred by such indemnitee in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or investigative body in which he may be or may have been involved as a party or otherwise or with which he may be or may have been threatened, by virtue of his being or having been a Trustee or his serving or having served as a trustee, director, officer, partner, or fiduciary of another trust, corporation, partnership, joint venture, or other enterprise at the request of the Trust; provided, however, that no indemnitee shall be indemnified hereunder against any liability to any person or any expense of such indemnitee arising by reason of (i) willful misfeasance, (ii) bad faith, (iii) gross negligence, or (iv) reckless disregard of the duties involved in the conduct of his position.	The Trust agrees to indemnify each person who at any time serves as a Trustee against any liabilities and expenses, including amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees incurred by such indemnitee in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or investigative body in which he may be or may have been involved as a party or otherwise or with which he may be or may have been threatened, by virtue of his being or having been a Trustee or his serving or having served as a trustee, director, officer, partner, or fiduciary of another trust, corporation, partnership, joint venture, or other enterprise at the request of the Trust; provided, however, that no indemnitee shall be indemnified hereunder against any liability to any person or any expense of such indemnitee arising by reason of (i) willful misfeasance, (ii) bad faith, (iii) gross negligence, or (iv) reckless disregard of the duties involved in the conduct of his position.

The Corporation shall indemnify its directors to the fullest extent that indemnification of directors is permitted by the Maryland General Corporation Law. The Corporation shall indemnify its officers to the same extent as its directors and to such further extent as is consistent with law. The Corporation shall indemnify its directors and officers who while serving as directors or officers also serve at the request of the Corporation as a director, officer, partner, trustee, employee, agent or fiduciary of another corporation, partnership joint venture, trust, other enterprise or employee benefit plan to the fullest extent consistent with law. The indemnification and other rights provided shall continue as to a person who has ceased to be a director or officer and shall inure to the benefit of the heirs, executors and administrators of such a person. These provisions shall not protect any such person against any liability to the Corporation or any shareholder thereof to which such person would otherwise be subject by reason of (i) willful misfeasance, (ii) bad faith, (iii) gross negligence or (iv) reckless disregard of the duties involved in the conduct of his office.

Personal Liability of Shareholders	If any Shareholder (or former Shareholder) shall be charged or held to be personally liable for any obligation or liability of the Trust solely by reason of being or having been a Shareholder, the Trust may assume the defense against such charge and satisfy any judgment thereon or may reimburse the Shareholder or former Shareholder for expenses, and the Shareholder or former Shareholder (or the heirs, executors, administrators or other legal representatives thereof, or in the case of a corporation or other entity, its corporate or other general successor) shall be entitled (but solely out of the assets of the Series of which such Shareholder or former Shareholder is or was the holder of Shares) to be held harmless from and indemnified against all loss and expense arising from such liability.	Each Shareholder or former Shareholder of any Series or Class (or their heirs, executors, administrators or other legal representatives or, in case of a corporate entity, its corporate or general successor) shall be entitled to indemnity and reimbursement out of the Trust property to the full extent of such liability and the costs of any litigation or other proceedings in which such liability shall have been determined, including, without limitation, the fees and disbursements of counsel if, contrary to the provision hereof, such Shareholder or former Shareholder of such Series or Class shall be held to personal liability. Such indemnification and reimbursement shall come exclusively from the assets of the relevant Series or Class.	Same	Same
Right of Inspection	The share register and the Declaration of Trust and By-Laws shall be available for inspection during regular business hours. If information is requested by a Shareholder, the Board, or, in case the Board does not act, the president, any vice president or the secretary, shall establish reasonable standards governing the information and documents to be furnished and the time and the location, if appropriate, of furnishing such information and documents. Costs of providing such information and documents shall be borne by the requesting Shareholder. The Trust shall be entitled to reimbursement for it’s direct, out-of-pocket expenses incurred in declining unreasonable requests (in whole or in part) for information or documents.	The Trustees shall from time to time determine whether and to what extent, and at what times and places, and under what conditions and regulations the accounts and books of the Trust maintained on behalf of each Series and Class or any of them shall be open to the inspection of the shareholders of any Series or Class; and no shareholder shall have any right of inspecting any account or book or document of the Trust except that, to the extent such account or book or document relates to the Series or Class in which he is a Shareholder or the Trust generally, such Shareholder shall have such right of inspection as conferred by laws or authorized by the Trustees or by resolution of the Shareholders of the relevant Series or Class.	Same	Same	The Board of Directors of the Corporation may from time to time determine whether, to what extent, at what times and places, and under what conditions and regulations the accounts and books of the Corporation, or any of them, shall be open to the inspection of the shareholders, and no shareholder shall have any right to inspect any account, book or document of the Corporation except as conferred by statute or as authorized by the Board of Directors of the Corporation.
Liquidation and Dissolution	The Trust or any series or class may be dissolved by vote of a majority of the Shares of the Trust, series or class entitled to vote or by the Board of Trustees by written notice to the Shareholders of the Trust, series or class, as applicable.	The Trust may at any time sell and convert into money all the assets of the Trust of such Series or Class.	Subject to a Majority Shareholder Vote by such Series or Class, the Trustees may at any time sell and convert into money all the assets of the Trust or any Series or Class.	The Trustees may at any time sell and convert into money all the assets of the Trust or any Series or Class without Shareholder approval, unless otherwise required by applicable law.	In the event of the liquidation or dissolution of the Corporation, the stockholders of each class of the Corporation’s stock shall be entitled to receive, as a class, out of the assets of the Corporation available for distribution to stockholders, the assets attributable to that class less the liabilities or expenses allocated to that class. The assets so distributable to the stockholders of a class shall be distributed among such stockholders in proportion to the number of shares of that class held by them multiplied by the NAV of a share of such class on the date of determination and recorded on the books of the Corporation. In the event that there are any assets available for distribution that are not attributable to any particular class of stock, such assets shall be allocated to all classes in proportion to the NAV of the respective class.
Number of Authorized Shares; Par Value	Unlimited, no par value	Same	Same	Same	1,000,000,000 shares of each class, $0.001 par value.
Shareholder Proxies	Shareholders may vote by proxy provided it is in writing, signed by the shareholder and filed with the secretary of the Trust. A validly executed proxy which does not state it is irrevocable will continue in full force and effect for a maximum of 11 months from the date of the proxy unless otherwise provided in the proxy. The revocability of a proxy that states it is irrevocable shall be governed by the provisions of the General Corporation Law of the State of Delaware.	Shareholders may vote by proxy provided it is in writing, signed and dated by the shareholder and filed with the secretary of the Trust. No proxy which is dated more than six months before the meeting named therein shall be accepted unless otherwise provided in the proxy.	Same	Same

Any shareholder entitled to vote at any meeting of shareholders may vote either in person or by proxy, but no proxy which is dated more than eleven months before the meeting named therein shall be accepted unless otherwise provided in the proxy. Every proxy shall be in writing and signed by the shareholder or his duly authorized agent or be in such other form as may be permitted by the Maryland General Corporation Law, including electronic transmissions from the shareholder or his authorized agent. Authorization may be given orally, in writing, by telephone, or by other means of communication. A copy, facsimile transmission or other reproduction of the writing or transmission may be substituted for the original writing or transmission for any purpose for which the original transmission could be used. Every proxy shall be dated, but need not be sealed, witnessed or acknowledged. Where shares are held of record by more than one person, any co-owner or co-fiduciary may appoint a proxy holder, unless the secretary of the Corporation is notified in writing by any co-owner or co-fiduciary that the joinder of more than one is to be required. All proxies shall be filed with and verified by the secretary or an assistant secretary of the Corporation, or the person acting as Secretary of the meeting. Unless otherwise specifically limited by their term, all proxies shall entitle the holders thereof to vote at any adjournment of such meeting but shall not be valid after the final adjournment of such meeting.

Trustee/Director Power to Amend Organizational Documents	The Board has the right to amend the Declaration of Trust or the Certificate of Trust, without shareholder action, to add to, delete, replace or otherwise modify any provisions relating to the Shares. The Declaration of Trust or Certificate of Trust otherwise may be restated and/or amended by a majority of the Board of Trustees and the affirmative vote of a majority of the votes cast. However the Board may restate or amend the Declaration of Trust or Certificate of Trust without shareholder approval to correct any inaccuracy therein. A majority of the Board of Trustees has the right to restate and/or amend the By-Laws at any time without approval of the shareholders.	The Declaration of Trust may be amended at any time, so long as such amendment is or purports to be applicable and so long as such amendment is not in contravention of applicable law, including the 1940 Act, by vote of a majority of the Trustees. Any amendment to the Declaration of Trust that adversely affects the rights of Shareholders may be adopted at any time by vote of a majority of such Trustees when authorized to do so by the vote of the Shareholders holding a majority of the Shares entitled to vote. A majority of the Trustees also may amend the Declaration of Trust to establish and designate any series or class of shares and take certain other action with respect to any series or class of shares. The By-Laws may be amended by vote of a majority of the Trustees.	Amendments or supplements to Declaration of Trust may be authorized by a majority of the Trustees and by a majority shareholder vote as defined by the 1940 Act (except that any amendments or supplements changing the name of the Trust may be made without shareholder approval). A majority of the Trustees also may amend the Declaration of Trust to establish and designate any series or class of shares and take certain other action with respect to any series or class of shares. The By-Laws may be amended by vote of a majority of the Trustees.	The Declaration of Trust may be amended at any time, so long as such amendment is or purports to be applicable and so long as such amendment is not in contravention of applicable law, including the 1940 Act, by vote of a majority of the Trustees. Any amendment to the Declaration of Trust that adversely affects the rights of Shareholders may be adopted at any time by vote of a majority of such Trustees when authorized to do so by the vote of the Shareholders holding a majority of the Shares entitled to vote. A majority of the Trustees also may amend the Declaration of Trust to establish and designate any series or class of shares and take certain other action with respect to any series or class of shares. The By-Laws may be amended by vote of a majority of the Trustees.

The Corporation reserves the right from time to time to make any amendment of its charter now or hereafter authorized by law, including any amendment which alters the contrary rights, as expressly set forth in any amendment which alters the contract rights, as expressly set forth in its charter, of any outstanding shares or any class.

Involuntary Redemption of Accounts	The Board may, without vote or consent of the shareholders, and subject to the 1940 Act, redeem Shares or authorize the closing of any Shareholder account, subject to such conditions as may be established by the Board.	The Trust shall have the right to cause the redemption of Shares of any Series or Class in any Shareholder’s account for their then current net asset value and promptly make payment to the shareholder (which will be reduced by any applicable redemption charge or deferred sales charge), if (a) at any time the total investment in the account does not have a minimum dollar value determined from time to time by the Trustees in their sole discretion, (b) at any time a Shareholder fails to furnish certified Social Security or Tax Identification Numbers, or (c) at any time the Trustees determine in their sole discretion that failure to so redeem may have materially adverse consequences to the other Shareholders or the Trust or any Series or Class thereof.	The Trust shall have the right to cause the redemption of Shares of any Series or Class in any Shareholder’s account for their then current net asset value and promptly make payment to the shareholder (which payment may be reduced by any applicable redemption charge), if at any time the total investment in the account does not have a minimum dollar value determined from time to time by the Trustees in their sole discretion.	The Trust shall have the right to cause the redemption of Shares of any Series or Class in any Shareholder's account for their then current net asset value and promptly make payment to the shareholder (which payment may be reduced by any applicable redemption charge or deferred sales charge), if (a) at any time the total investment in the account does not have a minimum dollar value determined from time to time by the Trustees in their sole discretion, (b) at any time a Shareholder fails to furnish certified Social Security or Tax Identification Numbers, or (c) at any time the Trustees determine in their sole discretion that failure to so redeem may have materially adverse consequences to the other Shareholders or the Trust or any Series or Class thereof.	The Corporation shall have the right, exercisable at the discretion of the board of directors, to redeem any shareholder’s shares of any class for their then current NAV per share if at such time the shareholder owns shares having an aggregate NAV of less than $500 or such lesser or greater amount for such class set forth in the current registration statement of the Corporation filed with the Securities and Exchange Commission, or regardless of the amount, if a shareholder fails to supply a valid taxpayer identification number.

STATEMENT OF ADDITIONAL INFORMATION

April 14, 2014

RELATING TO THE ACQUISITION OF THE ASSETS OF

HUNTINGTON FIXED INCOME SECURITIES FUND

Class A Shares

Institutional Shares

HUNTINGTON INTERMEDIATE GOVERNMENT INCOME FUND

Class A Shares

Institutional Shares

HUNTINGTON MORTGAGE SECURITIES FUND

Class A Shares

Institutional Shares

HUNTINGTON OHIO TAX-FREE FUND

Class A Shares

Institutional Shares

HUNTINGTON SHORT/INTERMEDIATE FIXED INCOME SECURITIES FUND

Class A Shares

Institutional Shares

Each a portfolio of THE HUNTINGTON FUNDS

2960 North Meridian Street

Indianapolis, IN 46208

Telephone No: 1-800-253-0412

By and in exchange for Shares of

FEDERATED TOTAL RETURN BOND FUND

a portfolio of Federated Total Return Series, Inc.

Class A Shares

Institutional Shares

FEDERATED TOTAL RETURN GOVERNMENT BOND FUND

Service Shares

Institutional Shares

FEDERATED MORTGAGE FUND

a portfolio of Federated Total Return Series, Inc.

Service Shares

Institutional Shares

FEDERATED OHIO MUNICIPAL INCOME FUND

a portfolio of Federated Municipal Securities Income Trust

Class A Shares

FEDERATED SHORT-INTERMEDIATE TOTAL RETURN BOND FUND

a portfolio Federated Institutional Trust

Class A Shares

Institutional Shares

Federated Investors Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

Telephone No: 1-800-341-7400

This Statement of Additional Information, dated April 14, 2014, is not a prospectus. A Prospectus/Proxy Statement, dated April 14, 2014, related to the above-referenced matter may be obtained from Federated Investors Funds on behalf of the above-named Federated Funds, by writing or calling at the address and telephone number shown above. This Statement of Additional Information should be read in conjunction with such Prospectus/Proxy Statement.

TABLE OF CONTENTS

1.	Statement of Additional Information of Federated Total Return Bond Fund, a portfolio of Federated Total Return Series, Inc., dated January 31, 2014.
2.	Statement of Additional Information of Huntington Fixed Income Securities Fund, a portfolio of The Huntington Funds, dated April 30, 2013.
3.	Audited Financial Statements of Federated Total Return Bond Fund, a portfolio of Federated Total Return Series, Inc., dated November 30, 2013.
4.	Audited Financial Statements of Huntington Fixed Income Securities Fund, a portfolio of The Huntington Funds, dated December 31, 2013.
5.	Unaudited Financial Statements of Federated Total Return Bond Fund, a portfolio of Federated Total Return Series, Inc., dated May 31, 2013.
6.	Unaudited Financial Statements of Huntington Fixed Income Securities Fund, a portfolio of The Huntington Funds, dated June 30, 2013.
7.	Statement of Additional Information of Federated Total Return Government Bond Fund, dated April 30, 2013.
8.	Statement of Additional Information of Huntington Intermediate Government Income Fund, a portfolio of The Huntington Funds, dated April 30, 2013.
9.	Audited Financial Statements of Federated Total Return Government Bond Fund, dated February 28, 2013.
10.	Audited Financial Statements of Huntington Intermediate Government Income Fund, a portfolio of The Huntington Funds, dated December 31, 2013.
11.	Unaudited Financial Statements of Federated Total Return Government Bond Fund, dated August 31, 2013.
12.	Unaudited Financial Statements of Huntington Intermediate Government Income Fund, a portfolio of The Huntington Funds, dated June 30, 2013.
13.	Statement of Additional Information of Federated Mortgage Fund, a portfolio of Federated Total Return Series, Inc., dated November 30, 2013.
14.	Statement of Additional Information of Huntington Mortgage Securities Fund, a portfolio of The Huntington Funds, dated April 30, 2013.
15.	Audited Financial Statements of Federated Mortgage Fund, a portfolio of Federated Total Return Series, Inc., dated September 30, 2013.
16.	Audited Financial Statements of Huntington Mortgage Securities Fund, a portfolio of The Huntington Funds, dated December 31, 2013.
17.	Unaudited Financial Statements of Federated Mortgage Fund, a portfolio of Federated Total Return Series, Inc., dated March 31, 2013.
18.	Unaudited Financial Statements of Huntington Mortgage Securities Fund, a portfolio of The Huntington Funds, dated June 30, 2013.
19.	Pro Forma Financial Information for the acquisition of Huntington Mortgage Securities Fund, a portfolio of The Huntington Funds, by the Service Shares and Institutional Shares of Federated Mortgage Fund, a portfolio of Federated Total Return Series, Inc.
20.	Statement of Additional Information of Federated Ohio Municipal Income Fund, a portfolio of Federated Municipal Securities Income Trust, dated October 31, 2013.
21.	Statement of Additional Information of Huntington Ohio Tax-Free Fund, a portfolio of The Huntington Funds, dated April 30, 2013.
22.	Audited Financial Statements of Federated Ohio Municipal Income Fund, a portfolio of Federated Municipal Securities Income Trust, dated August 31, 2013.
23.	Audited Financial Statements of Huntington Ohio Tax-Free Fund, a portfolio of The Huntington Funds, dated December 31, 2013.
24.	Unaudited Financial Statements of Federated Ohio Municipal Income Fund, a portfolio of Federated Municipal Securities Income Trust, dated February 28, 2013.
25.	Unaudited Financial Statements of Huntington Ohio Tax-Free Fund, a portfolio of The Huntington Funds, dated June 30, 2013.
26.	Pro Forma Financial Information for the acquisition of Huntington Ohio Tax-Free Fund, a portfolio of The Huntington Funds, by the Class A Shares of Federated Ohio Municipal Income Fund, a portfolio of Federated Municipal Securities Income Trust.
27.	Statement of Additional Information of Federated Short-Intermediate Total Return Bond Fund, a portfolio of Federated Institutional Trust, dated January 31, 2014.
28.	Statement of Additional Information of Huntington Short/Intermediate Fixed Income Securities Fund, a portfolio of The Huntington Funds, dated April 30, 2013.
29.	Audited Financial Statements of Federated Short-Intermediate Total Return Bond Fund, a portfolio of Federated Institutional Trust, dated August 31, 2013.
30.	Audited Financial Statements of Huntington Short/Intermediate Fixed Income Securities Fund, a portfolio of The Huntington Funds, dated December 31, 2013.
31.	Unaudited Financial Statements of Federated Short-Intermediate Total Return Bond Fund, a portfolio of Federated Institutional Trust, dated February 28, 2013.
32.	Unaudited Financial Statements of Huntington Short/Intermediate Fixed Income Securities Fund, a portfolio of The Huntington Funds, dated June 30, 2013.
33.	Pro Forma Financial Information for the acquisition of Huntington Short/Intermediate Fixed Income Securities Fund, a portfolio of The Huntington Funds, by the Class A Shares and Institutional Shares of Federated Short-Intermediate Total Return Bond Fund, a portfolio of Federated Institutional Trust.

INFORMATION INCORPORATED BY REFERENCE

Federated Total Return Bond Fund

and

Huntington Fixed Income Securities Fund

The Statement of Additional Information of Federated Total Return Bond Fund, a portfolio of Federated Total Return Series, Inc., dated January 31, 2014, is incorporated by reference to Federated Total Return Series, Inc., Post-Effective Amendment No. 67 to its Registration Statement on Form N-1A (File No. 811-7115), which was filed with the Securities and Exchange Commission on or about January 27, 2014. A copy may be obtained from Federated Total Return Series, Inc., at Federated Investors Funds, 4000 Ericsson Drive, Warrendale, Pennsylvania 15086-7561 or by calling 1-800-341-7400.

The Statement of Additional Information of Huntington Fixed Income Securities Fund, a portfolio of The Huntington Funds, dated April 30, 2013, is incorporated by reference to The Huntington Funds Post-Effective Amendment No. 91 to its Registration Statement on Form N-1A (File No. - 811-05010) which was filed with the Securities and Exchange Commission on or about April 30, 2013. A copy may be obtained from The Huntington Funds at 2960 North Meridian Street, Indianapolis, Indiana or by calling 1-800-253-0412.

The audited financial statements of Federated Total Return Bond Fund, a portfolio of Federated Total Return Series, Inc., dated November 30, 2013, are incorporated by reference to the Annual Report to shareholders of Federated Total Return Bond Fund, which was filed with the Securities and Exchange Commission pursuant to Section 30(b) of the Investment Company Act of 1940, as amended, on or about January 27, 2014. A copy may be obtained from Federated Total Return Series, Inc., at Federated Investors Funds, 4000 Ericsson Drive, Warrendale, Pennsylvania 15086-7561 or by calling 1-800-341-7400.

The audited financial statements of Huntington Fixed Income Securities Fund, a portfolio of The Huntington Funds, dated December 31, 2013, are incorporated by reference to the Annual Report to shareholders of Huntington Fixed Income Securities Fund which was filed with the Securities and Exchange Commission pursuant to Section 30(b) of the Investment Company Act of 1940, as amended, on or about March 7, 2014. A copy may be obtained from The Huntington Funds at 2960 North Meridian Street, Indianapolis, Indiana or by calling 1-800-253-0412.

The unaudited financial statements of Federated Total Return Bond Fund, a portfolio of Federated Total Return Series, Inc., dated May 31, 2013, are incorporated by reference to the Semi-Annual Report to shareholders of Federated Total Return Bond Fund, which was filed with the Securities and Exchange Commission pursuant to Section 30(b) of the Investment Company Act of 1940, as amended, on or about July 24, 2013. A copy may be obtained from Federated Total Return Series, Inc., at Federated Investors Funds, 4000 Ericsson Drive, Warrendale, Pennsylvania 15086-7561 or by calling 1-800-341-7400.

The unaudited financial statements of Huntington Fixed Income Securities Fund dated June 30, 2013 are incorporated by reference to the Semi-Annual Report to shareholders of Huntington Fixed Income Securities Fund which was filed with the Securities and Exchange Commission pursuant to Section 30(b) of the Investment Company Act of 1940, as amended, on or about September 6, 2013. A copy may be obtained from The Huntington Funds at 2960 North Meridian Street, Indianapolis, Indiana or by calling 1-800-253-0412.

INFORMATION INCORPORATED BY REFERENCE

Federated Total Return Government Bond Fund

and

Huntington Intermediate Government Income Fund

The Statement of Additional Information of Federated Total Return Government Bond Fund, dated April 30, 2013, is incorporated by reference to Federated Total Return Government Bond Fund Post-Effective Amendment No. 23 to its Registration Statement on Form N-1A (File No. 811-7309), which was filed with the Securities and Exchange Commission on or about April 24, 2013. A copy may be obtained from Federated Total Return Government Bond Fund, at Federated Investors Funds, 4000 Ericsson Drive, Warrendale, Pennsylvania 15086-7561 or by calling 1-800-341-7400.

The Statement of Additional Information of Huntington Intermediate Government Income Fund, a portfolio of The Huntington Funds, dated April 30, 2013, is incorporated by reference to The Huntington Funds Post-Effective Amendment No. 91 to its Registration Statement on Form N-1A (File No. - 811-05010) which was filed with the Securities and Exchange Commission on or about April 30, 2013. A copy may be obtained from The Huntington Funds at 2960 North Meridian Street, Indianapolis, Indiana or by calling 1-800-253-0412.

The audited financial statements of Federated Total Return Government Bond Fund dated February 28, 2013 are incorporated by reference to the Annual Report to shareholders of Federated Total Return Government Bond Fund, which was filed with the Securities and Exchange Commission pursuant to Section 30(b) of the Investment Company Act of 1940, as amended, on or about April 24, 2013. A copy may be obtained from Federated Total Return Government Bond Fund at Federated Investors Funds, 4000 Ericsson Drive, Warrendale, Pennsylvania 15086-7561 or by calling 1-800-341-7400.

The audited financial statements of Huntington Intermediate Government Income Fund, a portfolio of The Huntington Funds, dated December 31, 2013, are incorporated by reference to the Annual Report to shareholders of Huntington Intermediate Government Income Fund which was filed with the Securities and Exchange Commission pursuant to Section 30(b) of the Investment Company Act of 1940, as amended, on or about March 7, 2014. A copy may be obtained from The Huntington Funds at 2960 North Meridian Street, Indianapolis, Indiana or by calling 1-800-253-0412.

The unaudited financial statements of Federated Total Return Government Bond Fund dated August 31, 2013, are incorporated by reference to the Semi-Annual Report to shareholders of Federated Total Return Government Bond Fund, which was filed with the Securities and Exchange Commission pursuant to Section 30(b) of the Investment Company Act of 1940, as amended, on or about October 24, 2013. A copy may be obtained from Federated Total Return Government Bond Fund at Federated Investors Funds, 4000 Ericsson Drive, Warrendale, Pennsylvania 15086-7561 or by calling 1-800-341-7400.

The unaudited financial statements of Huntington Intermediate Government Income Fund dated June 30, 2013, are incorporated by reference to the Semi-Annual Report to shareholders of Huntington Intermediate Government Income Fund which was filed with the Securities and Exchange Commission pursuant to Section 30(b) of the Investment Company Act of 1940, as amended, on or about September 6, 2013. A copy may be obtained from The Huntington Funds at 2960 North Meridian Street, Indianapolis, Indiana or by calling 1-800-253-0412.

INFORMATION INCORPORATED BY REFERENCE

Federated Mortgage Fund

and

Huntington Mortgage Securities Fund

The Statement of Additional Information of Federated Mortgage Fund, a portfolio of Federated Total Return Series, Inc., dated November 30, 2013, is incorporated by reference to Federated Total Return Series, Inc., Post-Effective Amendment No. 65 to its Registration Statement on Form N-1A (File No. 811-7115), which was filed with the Securities and Exchange Commission on or about November 26, 2013. A copy may be obtained from Federated Total Return Series, Inc., at Federated Investors Funds, 4000 Ericsson Drive, Warrendale, Pennsylvania 15086-7561 or by calling 1-800-341-7400.

The Statement of Additional Information of Huntington Mortgage Securities Fund, a portfolio of The Huntington Funds, dated April 30, 2013, is incorporated by reference to The Huntington Funds Post-Effective Amendment No. 91 to its Registration Statement on Form N-1A (File No. - 811-05010) which was filed with the Securities and Exchange Commission on or about April 30, 2013. A copy may be obtained from The Huntington Funds at 2960 North Meridian Street, Indianapolis, Indiana or by calling 1-800-253-0412.

The audited financial statements of Federated Mortgage Fund, a portfolio of Federated Total Return Series, Inc., dated September 30, 2013, are incorporated by reference to the Annual Report to shareholders of Federated Mortgage Fund, which was filed with the Securities and Exchange Commission pursuant to Section 30(b) of the Investment Company Act of 1940, as amended, on or about November 25, 2013. A copy may be obtained from Federated Total Return Series, Inc., at Federated Investors Funds, 4000 Ericsson Drive, Warrendale, Pennsylvania 15086-7561 or by calling 1-800-341-7400.

The audited financial statements of Huntington Mortgage Securities Fund, a portfolio of The Huntington Funds, dated December 31, 2013, are incorporated by reference to the Annual Report to shareholders of Huntington Mortgage Securities Fund which was filed with the Securities and Exchange Commission pursuant to Section 30(b) of the Investment Company Act of 1940, as amended, on or about March 7, 2014. A copy may be obtained from The Huntington Funds at 2960 North Meridian Street, Indianapolis, Indiana or by calling 1-800-253-0412.

The unaudited financial statements of Federated Mortgage Fund, a portfolio of Federated Total Return Series, Inc., dated March 31, 2013, are incorporated by reference to the Semi-Annual Report to shareholders of Federated Mortgage Fund, which was filed with the Securities and Exchange Commission pursuant to Section 30(b) of the Investment Company Act of 1940, as amended, on or about May 24, 2013. A copy may be obtained from Federated Total Return Series, Inc., at Federated Investors Funds, 4000 Ericsson Drive, Warrendale, Pennsylvania 15086-7561 or by calling 1-800-341-7400.

The unaudited financial statements of Huntington Mortgage Securities Fund dated June 30, 2013, are incorporated by reference to the Semi-Annual Report to shareholders of Huntington Mortgage Securities Fund which was filed with the Securities and Exchange Commission pursuant to Section 30(b) of the Investment Company Act of 1940, as amended, on or about September 6, 2012. A copy may be obtained from The Huntington Funds at 2960 North Meridian Street, Indianapolis, Indiana or by calling 1-800-253-0412.

INFORMATION INCORPORATED BY REFERENCE

Federated Ohio Municipal Income Fund

and

Huntington Ohio Tax-Free Fund

The Statement of Additional Information of Federated Ohio Municipal Income Fund dated October 31, 2013, is incorporated by reference to Federated Municipal Securities Income Trust Post-Effective Amendment No. 63 to its Registration Statement on Form N-1A (File No. 811-6165), which was filed with the Securities and Exchange Commission on or about October 28, 2013. A copy may be obtained from Federated Municipal Securities Income Trust, at Federated Investors Funds, 4000 Ericsson Drive, Warrendale, Pennsylvania 15086-7561 or by calling 1-800-341-7400.

The Statement of Additional Information of Huntington Ohio Tax-Free Fund, a portfolio of The Huntington Funds, dated April 30, 2013, is incorporated by reference to The Huntington Funds Post-Effective Amendment No. 91 to its Registration Statement on Form N-1A (File No. - 811-05010) which was filed with the Securities and Exchange Commission on or about April 30, 2013. A copy may be obtained from The Huntington Funds at 2960 North Meridian Street, Indianapolis, Indiana or by calling 1-800-253-0412.

The audited financial statements of Federated Ohio Municipal Income Fund, a portfolio of Federated Municipal Securities Income Trust, dated August 31, 2013, are incorporated by reference to the Annual Report to shareholders of Federated Ohio Municipal Income Fund, which was filed with the Securities and Exchange Commission pursuant to Section 30(b) of the Investment Company Act of 1940, as amended, on or about October 28, 2013. A copy may be obtained from Federated Municipal Securities Income Trust at Federated Investors Funds, 4000 Ericsson Drive, Warrendale, Pennsylvania 15086-7561 or by calling 1-800-341-7400.

The audited financial statements of Huntington Ohio Tax-Free Fund, a portfolio of The Huntington Funds, dated December 31, 2013, are incorporated by reference to the Annual Report to shareholders of Huntington Ohio Tax-Free Fund which was filed with the Securities and Exchange Commission pursuant to Section 30(b) of the Investment Company Act of 1940, as amended, on or about March 7, 2014. A copy may be obtained from The Huntington Funds at 2960 North Meridian Street, Indianapolis, Indiana or by calling 1-800-253-0412.

The unaudited financial statements of Federated Ohio Municipal Income Fund, a portfolio of Federated Municipal Securities Income Trust, dated February 28, 2013, are incorporated by reference to the Semi-Annual Report to shareholders of Federated Ohio Municipal Income Fund, which was filed with the Securities and Exchange Commission pursuant to Section 30(b) of the Investment Company Act of 1940, as amended, on or about April 25, 2013, A copy may be obtained from Federated Municipal Securities Income Trust at Federated Investors Funds, 4000 Ericsson Drive, Warrendale, Pennsylvania 15086-7561 or by calling 1-800-341-7400.

The unaudited financial statements of Huntington Ohio Tax-Free Fund, a portfolio of The Huntington Funds, dated June 30, 2013, are incorporated by reference to the Semi-Annual Report to shareholders of Huntington Ohio Tax-Free Fund which was filed with the Securities and Exchange Commission pursuant to Section 30(b) of the Investment Company Act of 1940, as amended, on or about September 6, 2013. A copy may be obtained from The Huntington Funds at 2960 North Meridian Street, Indianapolis, Indiana or by calling 1-800-253-0412.

INFORMATION INCORPORATED BY REFERENCE

Federated Short-Intermediate Total Return Bond Fund

and

Huntington Short/Intermediate Fixed Income Securities Fund

The Statement of Additional Information of Federated Short-Intermediate Total Return Bond Fund, a portfolio of Federated Institutional Trust, dated January 31, 2014 is incorporated by reference to Federated Institutional Trust Post-Effective Amendment No. 60 to its Registration Statement on Form N-1A (File No. 811-7193), which was filed with the Securities and Exchange Commission on or about November 25, 2013. A copy may be obtained from Federated Institutional Trust, at Federated Investors Funds, 4000 Ericsson Drive, Warrendale, Pennsylvania 15086-7561 or by calling 1-800-341-7400.

The Statement of Additional Information of Huntington Short/Intermediate Fixed Income Securities Fund, a portfolio of The Huntington Funds, dated April 30, 2013, is incorporated by reference to The Huntington Funds Post-Effective Amendment No. 91 to its Registration Statement on Form N-1A (File No. - 811-05010) which was filed with the Securities and Exchange Commission on or about April 30, 2013. A copy may be obtained from The Huntington Funds at 2960 North Meridian Street, Indianapolis, Indiana or by calling 1-800-253-0412.

The audited financial statements of the Service Shares and Institutional Shares of Federated Short-Intermediate Total Return Bond Fund dated August 31, 2013, are incorporated by reference to the Annual Report to shareholders of Federated Short-Intermediate Total Return Bond Fund, which was filed with the Securities and Exchange Commission pursuant to Section 30(b) of the Investment Company Act of 1940, as amended, on or about October 25, 2013. A copy may be obtained from Federated Institutional Trust at Federated Investors Funds, 4000 Ericsson Drive, Warrendale, Pennsylvania 15086-7561 or by calling 1-800-341-7400.

The audited financial statements of Huntington Short/Intermediate Fixed Income Securities Fund, a portfolio of The Huntington Funds, dated December 31, 2013, are incorporated by reference to the Annual Report to shareholders of Huntington Short/Intermediate Fixed Income Securities Fund which was filed with the Securities and Exchange Commission pursuant to Section 30(b) of the Investment Company Act of 1940, as amended, on or about March 7, 2014. A copy may be obtained from The Huntington Funds at 2960 North Meridian Street, Indianapolis, Indiana or by calling 1-800-253-0412.

The unaudited financial statements of the Services Shares and Institutional Shares of Federated Short-Intermediate Total Return Bond Fund dated February 28, 2013, are incorporated by reference to the Semi-Annual Report to shareholders of Federated Short-Intermediate Total Return Bond Fund, which was filed with the Securities and Exchange Commission pursuant to Section 30(b) of the Investment Company Act of 1940, as amended, on or about April 24, 2013. A copy may be obtained from Federated Total Return Government Bond Fund at Federated Investors Funds, 4000 Ericsson Drive, Warrendale, Pennsylvania 15086-7561 or by calling 1-800-341-7400.

The unaudited financial statements of Huntington Short/Intermediate Fixed Income Securities Fund dated June 30, 2013, are incorporated by reference to the Semi-Annual Report to shareholders of Huntington Short/Intermediate Fixed Income Securities Fund which was filed with the Securities and Exchange Commission pursuant to Section 30(b) of the Investment Company Act of 1940, as amended, on or about September 6, 2013. A copy may be obtained from The Huntington Funds at 2960 North Meridian Street, Indianapolis, Indiana or by calling 1-800-253-0412.

HUNTINGTON MORTGAGE SECURITIES FUND and

FEDERATED MORTGAGE FUND

PRO FORMA FINANCIAL STATEMENTS FOR THE PERIOD ENDED SEPTEMBER 30, 2013 (UNAUDITED)

INTRODUCTION

The accompanying unaudited Pro Forma Combining Portfolios of Investments, Statements of Assets and Liabilities and Statements of Operations (Pro Forma Financial Statements) reflect the accounts of Huntington Mortgage Securities Fund and Federated Mortgage Fund (individually referred to as the “Fund” or collectively as the “Funds”), for the period ended September 30, 2013. Huntington Mortgage Securities Fund (the “Acquired Fund”) will be reorganized into Federated Mortgage Fund (the “Acquiring Fund”) as of the close of business on or about May 16, 2014. For the purposes of these Pro Forma Financial Statements, the financial information covers the period from October 1, 2012 to September 30, 2013. These statements have been derived from the books and records utilized in calculating daily net asset values at September 30, 2013.

The Pro Forma Financial Statements give effect to the proposed exchange of assets of Class A Shares and Institutional Shares of Huntington Mortgage Securities Fund for Service Shares and Institutional Shares, respectively, of Federated Mortgage Fund. Under generally accepted accounting principles, Federated Mortgage Fund will be the surviving entity for accounting purposes with its historical cost of investment securities and results of operations being carried forward.

The Pro Forma Financial Statements have been adjusted to reflect the anticipated advisory fee arrangement for the surviving entity. Certain other operating costs have also been adjusted to reflect anticipated expenses of the combined entity. Other costs which may change as a result of the reorganization are currently undeterminable.

Huntington Mortgage Securities Fund
Federated Mortgage Fund
Pro Forma Combining Portfolios of Investments
August 31, 2013 (unaudited)

		Federated				Federated
Huntington		Mortgage		Huntington		Mortgage
Mortgage	Federated	Fund		Mortgage	Federated	Fund
Securities	Mortgage	Pro Forma		Securities	Mortgage	Pro Forma
Fund	Fund	Combined		Fund	Fund	Combined

Principal Amount or Shares				Value

			MORTGAGE-BACKED SECURITIES-72.1%
			Federal Home Loan Mortgage Corporation-27.7%
128,337	0	128,337	[1]2.465%, 7/1/2035	$135,411	$0	$135,411
8,239,800	0	8,239,800	3.000%, 4/1/2022-1/1/2043	8,176,348	0	8,176,348
930,861	20,161,521	21,092,382	3.500%, 11/1/2025 - 9/1/2043	947,223	20,594,774	21,541,997
611,704	11,029,057	11,640,761	4.000%, 8/1/2025 - 1/1/2042	644,533	11,544,058	12,188,591
2,256,915	11,750,333	14,007,248	4.500%, 6/1/2019 - 9/1/2040	2,429,028	12,500,765	14,929,793
1,659,456	8,212,489	9,871,945	5.000%, 7/1/2019 - 10/1/2039	1,789,414	8,843,347	10,632,761
844,558	5,912,417	6,756,975	5.500%, 10/1/2021 - 10/1/2039	916,024	6,391,087	7,307,111
358,940	3,558,902	3,917,842	6.000%, 4/1/2036 - 7/1/2037	393,479	3,907,015	4,300,494
0	277,757	277,757	7.500%, 1/1/2027 - 2/1/2031	0	328,789	328,789
			TOTAL	15,431,460	64,109,835	79,541,295
			Federal National Mortgage Association-38.1%
196,436	0	196,436	[1]2.425%, 2/1/2036	208,090	0	208,090
0	2,661,987	2,661,987	2.500%, 4/1/2028	0	2,680,808	2,680,808
5,585,809	4,365,266	9,951,075	3.000%, 6/1/2027	5,591,556	4,522,654	10,114,210
12,426,373	1,488,704	13,915,077	3.500%, 12/1/2026	12,821,451	1,572,909	14,394,360
6,717,149	23,765,111	30,482,260	4.000%, 12/1/2031 - 4/1/2042	7,115,458	25,015,036	32,130,494
7,838,886	22,674,374	30,513,260	[2]4.500%, 12/1/2019 - 1/1/2044	8,468,279	24,222,457	32,690,736
4,147,986	887,552	5,035,538	5.000%, 7/1/2019 - 12/1/2023	4,508,844	946,236	5,455,080
223,091	0	223,091	[1]5.4000%, 7/1/2034	239,316	0	239,316
1,622,444	3,611,996	5,234,440	5.500%, 9/1/2034 - 4/1/2036	1,771,680	3,941,065	5,712,745
946,878	3,417,407	4,364,285	6.000%, 11/1/2034 - 10/1/2037	1,042,992	3,758,746	4,801,738
0	561,299	561,299	6.500%, 7/1/2029 - 8/1/2034	0	628,653	628,653
0	157,347	157,347	7.000%, 6/1/2016 - 2/1/2030	0	171,313	171,313
0	1,392	1,392	7.500%, 4/1/2015	0	1,445	1,445
0	8,430	8,430	8.000%, 12/1/2026	0	10,149	10,149
			TOTAL	41,767,666	67,471,471	109,239,137
			Government National Mortgage Association-6.3%
0	8,698,748	8,698,748	3.500% 12/15/2040-11/15/2042	0	8,953,254	8,953,254
1,321,397	0	1,321,397	4.000%, 5/15/2025	1,407,141	0	1,407,141
539,102	1,859,512	2,398,614	4.500% , 10/15/2039	575,399	2,002,087	2,577,486
1,030,501	2,372,578	3,403,079	5.000%, 6/20/2039-9/20/2039	1,132,381	2,592,257	3,724,638
839,191	0	839,191	5.500%, 1/20/2034-5/15/2038	926,859	0	926,859
0	103,033	103,033	7.000%, 9/15/2028-11/15/2031	0	122,130	122,130
0	194,805	194,805	8.000%, 10/15/2030-11/15/2030	0	238,219	238,219
			TOTAL	4,041,780	13,907,947	17,949,727
			TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $201,883,717)	61,240,906	145,489,253	206,730,159
			COLLATERALIZED MORTGAGE OBLIGATIONS-10.0%
			Federal Home Loan Mortgage Corporation-0.1%
47,264	0	47,264	Seies 2770, 4.000%, 1/15/2018	47,570	0	47,570
24,325	0	24,325	Series 2976, 4.500%, 1/15/2033	24,563	0	24,563
167,846	0	167,846	Series 2497, 5.000%, 9/15/2017	177,117	0	177,117
112,490	0	112,490	Series 3322, 5.250%, 4/15/2017	115,330	0	115,330
			TOTAL	364,580	0	364,580
			Federal National Mortgage Association-0.3%
157,624	0	157,624	Series 1999-13, 6.000%, 4/25/2029	176,548	0	176,548
0	38,139	38,139	REMIC 3212, 6.500%, 4/1/2032	0	6,370	6,370
0	1,113,479	1,113,479	REMIC 35623, 6.500%, 12/1/2034	0	226,972	226,972
0	1,349,551	1,349,551	REMIC 35624, 6.500%, 9/1/2035	0	275,092	275,092
0	1,027,968	1,027,968	REMIC 36827, 6.500%, 11/1/2035	0	201,012	201,012
			TOTAL	176,548	709,446	885,994
			Non-Agency Mortgage-Backed Securities-9.6%
0	1,362,638	1,362,638	Countrywide Alternative Loan Trust 2003-J3, Class 1A3	0	1,369,134	1,369,134
0	1,299,650	1,299,650	Countrywide Home Loans 2007-14m Class A18, 6.000%, 9/25/2037	0	1,213,055	1,213,055
0	469,578	469,578	Credit Suisse Mortgage Capital 2007-4, Class 4A2, 5.500%, 6/25/2037	0	406,373	406,373
0	1,600,341	1,600,341	[3,4]Credit Suisse Mortgage Capital 2012-CIM2, Class A1, 3.000%, 5/25/2043	0	1,586,124	1,586,124
0	3,710,492	3,710,492	[3,4]Credit Suisse Mortgage Capital 2013-IVR3, Class A2, 3.000%, 5/25/2043	0	3,501,987	3,501,987
0	2,789,851	2,789,851	[3,4]Credit Suisse Mortgage Capital 2013-TH1, Class A1, 2.130%, 2/25/2043	0	2,429,744	2,429,744
0	469,314	469,314	First Horizon Alternative Mortgage Securities 2005-FA7, Class 2A1, 5.000%, 9/25/2020	0	462,360	462,360
0	938,566	938,566	Lehman Mortgage Trust 2007-9, Class 1A1, 6.000%, 10/25/2037	0	876,908	876,908
0	29,511	29,511	[3,5]Lehman Structured Securities Corp. Mortgage 2002-GE1, Class A, 0.000%, 7/26/2024	0	26,093	26,093
0	144,324	144,324	[3,5]Salomon Brothers Mortgage Sec VII 1999-4, Class IO, 2.547%, 12/25/2027	0	2,987	2,987
0	111,372	111,372	Sequoia Mortgage Trust 2010-H1, Class A1, 3.750%, 2/25/2040	0	110,254	110,254
0	336,162	336,162	Sequoia Mortgage Trust 2011-1, Class A1, 4.125%, 2/25/2041	0	341,609	341,609
0	801,911	801,911	Sequoia Mortgage Trust 2011-2, Class A1, 3.900%, 9/25/2041	0	812,733	812,733
0	979,833	979,833	Sequoia Mortgage Trust 2012-1, Class A3, 3.474%, 1/25/2042	0	984,712	984,712
0	2,178,311	2,178,311	Sequoia Mortgage Trust 2012-4, Class A3, 2.069, 9/25/2042	0	2,068,064	2,068,064
0	2,308,829	2,308,829	Sequoia Mortgage Trust 2013-1, Class 2A1, 1.855%, 2/25/2043	0	1,956,426	1,956,426
0	3,667,792	3,667,792	Sequoia Mortgage Trust 2013-2, Class A, 1.874%, 2/25/2043	0	3,193,476	3,193,476
0	2,464,477	2,464,477	Sequoia Mortgage Trust 2013-6, Class A2, 3.000%, 5/25/2043	0	2,290,586	2,290,586
0	1,350,000	1,350,000	[3]Spingleaf Mortgage Loan Trust 2012-3#, Class M1, 2.660%, 12/25/2059	0	1,283,659	1,283,659
0	1,541,761	1,541,761	Structured Asset Securities Corp. 2005-17, Class 5A1, 5.500%, 10/25/2035	0	1,381,081	1,381,081
0	1,067,647	1,067,647	Wells Fargo Mortgage-Backed Securities Trust 2005-12, Class 1A1, 5.500%, 11/25/2035	0	1,115,749	1,115,749
			TOTAL	0	27,413,114	27,413,114
			TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $30,879,262)	541,128	28,122,560	28,663,688
			ASSET-BACKED SECURITY-0.3%
			Auto Receivable - 0.3%
0	800,000	800,000	[3,4]Hyundai Floorplan Master Owner Trust 2013-1A, Class B, 0.832%, 5/15/2018 (IDENTIFIED COST $800,000)	0	796,581	796,581
			COMMERCIAL MORTGAGE-BACKED SECURITIES-13.9%
			Agency Commercial Mortgage-Backed Securities-3.0%
0	2,000,000	2,000,000	[3,4]FREMF Mortgage Trust 2013-K24, 3.502%, 11/25/2045	0	1,763,582	1,763,582
0	2,700,000	2,700,000	[3,4]FREMF Mortgage Trust 2013-K25, 3.617%, 11/25/2045	0	2,398,896	2,398,896
0	3,000,000	3,000,000	[3,4]FREMF Mortgage Trust 2013-K502, 2.842%, 3/25/2045	0	2,887,035	2,887,035
0	1,525,000	1,525,000	[3,4]FREMF Mortgage Trust 2013-K712, 3.367%, 5/25/2045	0	1,439,400	1,439,400
			TOTAL	0	8,488,913	8,488,913
			Non-Agency Commercial Mortgage-Backed Securities-10.9%
0	3,420,000	3,420,000	Commercial Mortgage Pass-Through Certificates 2012-LC4, Class A2, 2.256%, 12/10/2044	0	3,495,556	3,495,556
0	2,650,000	2,650,000	[3,4]DBUBS Mortgage Trust 2011-LC2A, Class A2, 3.386%, 7/10/2044	0	2,782,558	2,782,558
0	2,054,636	2,054,636	[3,4]GS Mortgage Securities Corp. 2010-C1, Class A1, 3.679%, 8/10/2043	0	2,165,507	2,165,507
0	2,788,619	2,788,619	[3,4]GS Mortgage Securities Corp. 2010-C2, Class A1, 3.849%, 12/10/2043	0	2,978,976	2,978,976
0	2,400,000	2,400,000	[3,4]JP Morgan Chase Commercial Mortgage Securites, Class A2, 3.341%, 7/15/2046	0	2,512,732	2,512,732
0	4,000,000	4,000,000	Morgan Stanley Capital I 2012-C4, Class A2, 2.111%, 3/15/2045	0	4,068,090	4,068,090
0	2,700,000	2,700,000	[3,4]UBS-Barclays Commercial Mortgage Trust 2013-C6, Class A3FL, 1.046%, 4/10/2046	0	2,670,988	2,670,988
0	3,750,000	3,750,000	UBS-Citigroup Commercial Mortgage Trust 2011-C1, Class A2, 2.804%, 1/10/2045	0	3,893,920	3,893,920
0	1,500,000	1,500,000	[3,4]WF-RBS Commercial Mortgage Trust 2011-C3, Class A2, 3.240%, 3/15/2044	0	1,568,111	1,568,111
0	3,500,000	3,500,000	[3,4]WF-RBS Commercial Mortgage Trust 2012-C7, Class AFL, 1.380%, 6/15/2045	0	3,555,985	3,555,985
0	1,500,000	1,500,000	[3,4]Wells Fargo Commerical Mortgage Trust 2013-LC12, Class A3FL, 1.232%, 7/15/2046	0	1,514,741	1,514,741
			TOTAL	0	31,207,164	31,207,164
			TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $39,838,655)	0	39,696,077	39,696,077
			U.S. GOVERNMENT AGENCIES-1.1%
			Federal Farm Credit Bank-0.8%
2,500,000	0	0	1.950%, 7/19/2022	2,322,810	0	2,322,810
			Federal National Mortgage Association-0.3%
1,000,000	0	0	1.100%, 4/17/2018	974,628	0	974,628
			TOTAL U.S. GOVERNMENT AGENCIES (IDENTIFIED COST $3,505,908)	3,297,438	0	3,297,438
			COMMON STOCKS-1.3%
			[6]Real Estate Investment Trusts-1.3%
3,274	0	3,274	Acadia Realty Trust	80,802	0	80,802
1,900	0	1,900	Alexandria Real Estate Equities, Inc.	121,315	0	121,315
3,900	0	3,900	American Campus Communities, Inc.	133,185	0	133,185
400	0	400	Associated Estates Realty Corp.	5,964	0	5,964
400	0	400	BioMed Realty Trust, Inc.	7,436	0	7,436
1,600	0	1,600	Boston Properties, Inc.	171,040	0	171,040
200	0	200	Brandywine Realty Trust	2,636	0	2,636
400	0	400	Brookfield Office Properties, Inc.	7,628	0	7,628
500	0	500	Camden Property Trust	30,720	0	30,720
1,800	0	1,800	Colonial Properties Trust	40,482	0	40,482
500	0	500	Coresite Realty Corp.	16,970	0	16,970
500	0	500	CubeSmart	8,920	0	8,920
900	0	900	DDR Corp.	14,139	0	14,139
200	0	200	DiamondRock Hospitality Co.	2,134	0	2,134
2,700	0	2,700	[7]Digital Realty Trust, Inc.	143,370	0	143,370
6,600	0	6,600	Douglas Emmett, Inc.	154,902	0	154,902
5,300	0	5,300	Duke Realty Corp.	81,832	0	81,832
2,500	0	2,500	7DuPont Fabros Technology, Inc.	64,425	0	64,425
2,600	0	2,600	EastGroup Properties, Inc.	153,946	0	153,946
4,800	0	4,800	Equity Lifestyle Properties, Inc.	164,016	0	164,016
2,400	0	2,400	Equity Residential	128,568	0	128,568
700	0	700	Essex Property Trust, Inc.	103,390	0	103,390
400	0	400	Excel Trust, Inc.	4,800	0	4,800
500	0	500	Extra Space Storage, Inc.	22,875	0	22,875
700	0	700	Federal Realty Investment Trust	71,015	0	71,015
1,000	0	1,000	General Growth Properties, Inc.	19,290	0	19,290
1,400	0	1,400	HCP, Inc.	57,330	0	57,330
300	0	300	Health Care REIT, Inc.	18,714	0	18,714
1,100	0	1,100	Healthcare Realty Trust, Inc.	25,421	0	25,421
3,200	0	3,200	Home Properties, Inc.	184,800	0	184,800
4,416	0	4,416	Host Hotels & Resorts, Inc.	78,031	0	78,031
4,800	0	4,800	Kimco Realty Corp.	96,864	0	96,864
2,500	0	2,500	Kite Realty Group Trust	14,825	0	14,825
3,000	0	3,000	LaSalle Hotel Properties	85,560	0	85,560
2,715	0	2,715	Macerich Co./The	153,235	0	153,235
2,600	0	2,600	[7]National Retail Properties, Inc.	82,732	0	82,732
1,300	0	1,300	Pennsylvania Real Estate Investment Trust	24,310	0	24,310
900	0	900	Post Properties, Inc.	40,518	0	40,518
1,743	0	1,743	ProLogis, Inc.	65,572	0	65,572
900	0	900	Public Storage, Inc.	144,495	0	144,495
2,200	0	2,200	Regency Centers Corp.	106,370	0	106,370
700	0	700	Retail Properties of America, Inc.	9,625	0	9,625
800	0	800	Sabra Health Care REIT, Inc.	18,408	0	18,408
1,400	0	1,400	Simon Property Group, Inc.	207,522	0	207,522
203	0	203	SL Green Realty Corp.	18,034	0	18,034
500	0	500	Sovran Self Storage, Inc.	37,840	0	37,840
5,000	0	5,000	Tanger Factory Outlet Centers, Inc.	163,250	0	163,250
3,676	0	3,676	UDR, Inc.	87,121	0	87,121
1,200	0	1,200	Ventas, Inc.	73,800	0	73,800
836	0	836	Vornado Realty Trust	70,274	0	70,274
300	0	300	Washington Real Estate Investment Trust	7,580	0	7,580
2,800	0	2,800	[7]Weingarten Realty Investors	82,124	0	82,124
			TOTAL COMMON STOCKS (IDENTIFIED COST $2,086,355)	3,710,155	0	3,710,155
			REPURCHASE AGREEMENTS-3.9%
0	1,736,000	1,736,000	[8]Interest in $3,270,000,000 joint repurchase agreement 0.08%, dated 9/30/2013 under which Bank of America, N.A will repurchase securities provided as collateral for $3,270,007,267 on 10/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were US Government Agency securities with various maturities to 7/1/2042 and the market value of those underlying securities was $3,335,407,412.	0	1,736,000	1,736,000
0	9,474,000	9,474,000	[8,9]Interest in $1,000,000,000 joint repurchase agreement 0.06%, dated 9/12/2013 under which RBC Capital Markets, LLC will repurchase securities provided as collateral for $1,000,046,667 on 10/10/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were US Government Agency securities with various maturities to 9/1/2043 and the market value of those underlying securities was $1,020,032,300.	0	9,474,000	9,474,000
			TOTAL REPURCHASE AGREEMENTS (AT COST)	0	11,210,000	11,210,000
			INVESTMENT COMPANIES-0.6%
1,302,402	0	1,302,402	[6,10]Huntington U.S. Treasury Money Market Fund, Institutional Shares, 0.030%	1,302,402	0	1,302,402
365,437	0	365,437	[6,11] Fidelity Institutional Money Market Portfolio, Institutional Class, 0.080%	365,437	0	365,437
			TOTAL INVESTMENT COMPANIES (AT NET ASSET VALUE)	1,667,839	0	1,667,839
			TOTAL INVESTMENTS—103.2% (IDENTIFIED COST $291,871,736)[12]	70,457,466	225,314,471	295,771,937
			OTHER ASSETS AND LIABILITIES- NET--(3.2)%[13]	(223,999)	(9,016,867)	(9,240,866)
			TOTAL NET ASSETS—100%[14]	$70,233,467	$216,297,604	$286,531,071

1	Variable or floating rate security. Current rate disclosed.
2	All or a portion of this To Be Announced Security (TBAs) is subject to dollar-roll transactions.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At September 30, 2013, these restricted securities amounted to $37,865,686, which represented 13.2% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Directors (the “Directors”). At September 30, 2013, these liquid restricted securities amounted to $36,552,947, which represented 12.8% of total net assets.
5	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Directors.
6	Anticipated to be sold in connection with, and prior to, Reorganization.

7	All or a portion of the security was on loan as of September 30, 2013. The total value of securities on loan as of September 30, 2013 was $353,339.
8	All or a portion of these securities are segregated pending settlement of dollar-roll transactions.
9	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
10	Rate disclosed is the seven day yield as of September 30, 2013. Affiliate of the Huntington Fund.
11	Collateral for securities lending. Rate disclosed is the seven day yield as of September 30, 2013.
12	The cost of investments for federal tax purposes amounts to $291,356,816.
13	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
14	Includes adjustment for prepaid assets which will not transfer as a result of the reorganization.

Note: The categories of investments are shown as a percentage of total net assets at September 30, 2013.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2013 in valuing the Huntington Mortgage Securities Fund’s assets carried at fair value:

Valuation Inputs
	Level 1— Quoted Prices and Investments in Investment Companies	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Mortgage-Backed Securities	$--	$61,240,906	$--	$61,240,906
Collateralized Mortgage Obligations	--	541,128	--	541,128
U.S. Government Agencies	--	3,297,438	--	3,297,438
Common Stocks	3,710,155	--	--	3,710,155
Investment Companies	1,667,839	--	--	1,667,839
TOTAL SECURITIES	$5,377,994	$65,079,472	$--	$70,457,466

The following is a summary of the inputs used, as of September 30, 2013 in valuing the Federated Mortgage Fund’s assets carried at fair value:

Valuation Inputs
	Level 1— Quoted Prices and Investments in Investment Companies	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Mortgage-Backed Securities	$--	$145,489,253	$--	$145,489,253
Collateralized Mortgage Obligations	--	28,093,480	29,080	28,122,560
Asset-Backed Security	--	796,581	--	796,581
Commercial Mortgage-Backed Securities	--	39,696,077	--	39,696,077
Repurchase Agreements	--	11,210,000	--	11,210,000
TOTAL SECURITIES	$--	$225,285,391	$29,080	$225,314,471

The following is a summary of the inputs used, as of September 30, 2013, in valuing the Federated Mortgage Fund Pro Forma Combined’s assets carried at fair value:

Valuation Inputs
	Level 1— Quoted Prices and Investments in Investment Companies	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Mortgage-Backed Securities	$--	$206,730,159	$--	$206,730,159
Collateralized Mortgage Obligations	--	28,634,608	29,080	28,663,688
Asset-Backed Security	--	796,581	--	796,581
Commercial Mortgage-Backed Securities	--	39,696,077	--	39,696,077
U.S. Government Agencies	--	3,297,438	--	3,297,438
Common Stocks	3,710,155	--	--	3,710,155
Repurchase Agreements	--	11,210,000	--	11,210,000
Investment Companies	1,667,839	--	--	1,667,839
TOTAL SECURITIES	$5,377,994	$290,364,863	$29,080	$295,771,937

(See Notes to Pro Forma Financial Statements)

Huntington Mortgage Securities Fund
Federated Mortgage Fund
Pro Forma Combining Statements of Assets & Liabilities
September 30, 2013 (unaudited)

					Federated
	Huntington				Mortgage
	Mortgage	Federated			Fund
	Securities	Mortgage	Pro Forma		Pro Forma
	Fund	Fund	Adjustment		Combined
Assets:
Total investments in securities, at value	$70,457,466	$225,314,471	$0		$295,771,937
Cash	48	466	0		514
Income receivable	222,173	637,068	0		859,241
Receivable for shares sold	5,537	150,835	0		156,372
Receivable for investments sold	342	9,612,351	0		9,612,693
Prepaid assets	7,646	0	(7,646)	(a)	0
Total assets	70,693,212	235,715,191	(7,646)		306,400,757
Liabilities:
Payable for investments purchased	0	19,064,245	0		19,064,245
Payable for shares redeemed	3,950	204,226	0		208,176
Payable for collateral due to broker	365,437	0	0		365,437
Income distribution payable	0	98,666	0		98,666
Payable for Directors'/Trustees' fees	0	625	0		625
Payable to adviser	29,379	0	0		29,379
Payable for distribution services fee	929	2,454	0		3,383
Payable for shareholder services fee	14,689	7,091	0		21,780
Accrued expenses	37,715	40,280	0		77,995
Total liabilities	452,099	19,417,587	0		19,869,686
Net Assets	$70,241,113	$216,297,604	($7,646)		$286,531,071
Net Assets Consists of:
Paid-in capital	$65,505,795	$231,846,033	($7,646)	(a)	$297,344,182
Net unrealized appreciation of investments	2,222,406	1,677,796	0		3,900,202
Accumulated net realized gain (loss) on investments and futures contracts	1,148,703	(17,226,239)	0		(16,077,536)
Undistributed net investment income	1,364,209	14	0		1,364,223
Total Net Assets	$70,241,113	$216,297,604	($7,646)		$286,531,071

Net Asset Value, Offering Price and Redemption Proceeds Per Share

Net Assets
Class A Shares	$4,467,449	-	($4,467,449)	(b)	$0
Institutional Shares	$65,773,664	$175,968,921	($7,160)	(b)	$241,735,425
Service Shares	-	$40,328,683	$4,466,963	(b)	$44,795,646

Shares Outstanding
Class A Shares	492,235	-	(492,235)	(b)	0
Institutional Shares	7,292,538	18,322,874	(441,860)	(b)	25,173,552
Service Shares	-	4,201,409	465,309	(b)	4,666,718

Net Asset Value Per Share
Class A Shares	$9.08	-	-		-
Institutional Shares	$9.02	$9.60	-		$9.60
Service Shares	-	$9.60	-		$9.60

Offering Price Per Share
Class A Shares	$9.43	-	-		-
Institutional Shares	$9.02	$9.60	-		$9.60
Service Shares	-	$9.60	-		$9.60

Redemption Proceeds Per Share
Class A Shares	$9.08	-	-		-
Institutional Shares	$9.02	$9.60	-		$9.60
Service Shares	-	$9.60	-		$9.60

Investments, at identified cost	$68,235,061	$223,696,675	$0		$291,871,736

(a) Adjustment for prepaid expenses which will not transfer as a result of the reorganization.
(b) Adjustment to reflect asset/share balance as a result of the reorganization.

(See Notes to Pro Forma Financial Statements)

Huntington Mortgage Securities Fund
Federated Mortgage Fund
Pro Forma Combining Statements of Operations
September 30, 2013 (unaudited)

					Federated
	Huntington				Mortgage
	Mortgage	Federated			Fund
	Securities	Mortgage	Pro Forma		Pro Forma
	Fund	Fund	Adjustment		Combined
Investment Income:
Dividend income (including income on securities loaned of $3,999)	$261,185	$0	$0		$261,185
Interest	2,461,433	7,175,861	0		9,637,294
Total Investment Income	2,722,618	7,175,861	0		9,898,479
Expenses:
Investment advisor fee	395,931	1,001,008	(79,157)	(a)	1,317,782
Administrative fee	143,280	195,298	(81,477)	(b)	257,101
Custodian fees	22,114	20,439	(17,515)	(c)	25,038
Transfer agent fee	36,163	91,385	(29,373)	(d)	98,175
Directors'/Trustees' fees	7,223	3,363	(6,082)	(e)	4,504
Auditing fees	13,398	27,500	(13,398)	(f)	27,500
Legal fees	6,540	5,975	(829)	(g)	11,686
Portfolio accounting fees	28,437	120,569	10,116	hi)	159,122
Distribution services fee- Class A	11,950	0	(11,950)	(i)	0
Distribution services fee- Service Shares	0	112,154	11,956	(i)	124,110
Shareholder services fee- Class A	11,950	0	(11,950)	(j)	0
Shareholder services fee- Institutional Shares	186,016	0	(186,016)	(j)	0
Shareholder services fee- Service Shares	0	94,367	10,060	(j)	104,427
Account administration fee- Service Shares	0	6,158	656	(k)	6,814
Share registration costs	28,954	37,375	(17,571)	(l)	48,758
Printing and postage	5,643	14,727	(1,650)	(m)	18,720
Chief Compliance Officer	1,555	0	(1,555)	(n)	0
Insurance premiums	5,151	4,452	(5,003)	(o)	4,600
Taxes	76	21,976	2,656	(p)	24,708
Miscellaneous	13,149	1,557	(12,956)	(q)	1,750
Total Expenses	917,530	1,758,303	(441,037)		2,234,796
Waivers:
Waiver of investment adviser fee	0	(541,379)	172,361	(r)	(369,018)
Waiver of distribution services fee	0	(78,094)	(21,194)	(s)	(99,288)
Total Waivers	0	(619,473)	151,167		(468,306)
Net Expenses	917,530	1,138,830	(289,871)		1,766,489
Net Investment Income	1,805,088	6,037,031	289,871		8,131,990
Realized and Unrealized Gain (Loss) on Investments and Futures Transactions:
Net realized gain (loss) on investments	2,180,637	(1,534,867)	0		645,770
Net realized gain on futures contracts	0	279,145	0		279,145
Net change in unrealized depreciation of futures contracts	0	49,050	0		49,050
Net change in unrealized appreciation of investments	(5,004,603)	(8,970,942)	0		(13,975,545)
Net realized and unrealized gain (loss)on investments and futures contracts	(2,823,966)	(10,177,614)	0		(13,001,580)
Change in net assets resulting from operations	$(1,018,878)	$(4,140,583)	$289,871		$(4,869,590)

(See Notes to Pro Forma Financial Statements)

Huntington Mortgage Securities Fund

Federated Mortgage Fund

Notes to Pro Forma Financial Statements

For the Period Ended September 30, 2013 (unaudited)

Note 1. Description of the Funds

Huntington Mortgage Securities Fund is a portfolio of The Huntington Funds, which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Federated Mortgage Fund, a portfolio of Federated Total Return Series, Inc., is registered under the Act as an open-end management investment company. Huntington Mortgage Securities Fund consists of two classes of shares: Class A Shares and Institutional Shares. Federated Mortgage Fund consists of two classes of shares: Institutional Shares and Service Shares.

Note 2. Basis of Combination

The accompanying unaudited Pro Forma Combining Portfolios of Investments, Statements of Assets and Liabilities and Statements of Operations (Pro Forma Financial Statements) reflect the accounts of Huntington Mortgage Securities Fund and Federated Mortgage Fund (individually referred to as the “Fund”, or collectively as the “Funds”), for the year ended September 30, 2013. These statements have been derived from the books and records utilized in calculating daily net asset values at September 30, 2013.

The Pro Forma Financial Statements should be read in conjunction with the historical financial statements of Huntington Mortgage Securities Fund and Federated Mortgage Fund, which have been incorporated by reference in the Statement of Additional Information. The Funds follow generally accepted accounting principles in the United States of America applicable to management investment companies which are disclosed in the historical financial statements.

The Pro Forma Financial Statements give effect to the proposed exchange of assets of Class A Shares and Institutional Shares of Huntington Mortgage Securities Fund for Service Shares and Institutional Shares, respectively, of Federated Mortgage Fund. Under generally accepted accounting principles, Federated Mortgage Fund will be the surviving entity for accounting purposes with its historical cost of investment securities and results of operations being carried forward.

The Pro Forma Financial Statements have been adjusted to reflect the anticipated advisory fee arrangement for the surviving entity, if necessary. Certain other operating costs have also been adjusted to reflect anticipated expenses of the combined entity. Other costs which may change as a result of the reorganization are currently undeterminable.

For the year ended September 30, 2013, Huntington Mortgage Securities Fund and Federated Mortgage Fund paid investment advisory fees computed at the annual rate of 0.50% and 0.40%, respectively, as a percentage of average daily net assets.

The investment advisers of Huntington Mortgage Securities Fund and Federated Mortgage Fund or their affiliates will pay the direct expenses and all the indirect expenses of the Reorganization.

Note 3. Portfolio Valuation

In calculating its net asset value (NAV), the Federated Mortgage Fund generally values investments as follows:

•	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Directors (the “Directors”).
•	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer’s creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment’s fair value, in which case it would be valued in the same manner as a longer-term security.
•	Shares of other mutual funds are valued based upon their reported NAVs.

• Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
•	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation

The Directors of Federated Mortgage Fund have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser’s affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuations methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

With respect to Huntington Mortgage Securities Fund, debt securities traded on a national securities exchange or in the over-the-counter market are valued at the last reported sales price on the principal exchange, except that U.S. government obligations held by the Fund are valued at the mean between the over-the-counter bid and asked prices furnished by the securities pricing service. If there is no reported sale on the principal exchange, and for all other debt securities, debt securities are valued at a bid price estimated by the security pricing service. Short-term investments with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost.

Securities for which market quotations are not readily available are valued at fair value under Trust procedures approved by the Huntington Trustees. In these cases, a Pricing Committee established and appointed by the Huntington Trustees determines in good faith, subject to Trust procedures, the fair value of portfolio securities held by a Fund (“good faith fair valuation”). When a good faith fair valuation of a security is required, consideration is generally given to a number of factors including, but not limited to the following: dealer quotes, published analyses by dealers or analysts regarding the security, transactions which provide implicit valuation of the security (such as a merger or tender offer transaction), the value of other securities or contracts which derive their value from the security at issue, and the implications of any other circumstances which have caused trading in the security to halt. With respect to certain narrow categories of securities, the procedures utilized by the Pricing Committee detail specific valuation methodologies to be applied in lieu of considering the aforementioned list of factors.

Fair valuation procedures are also used when a significant event affecting the value of a portfolio security is determined to have occurred between the time when the price of the portfolio security is determined and the close of trading on the NYSE. An event is considered significant if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. For domestic fixed income securities, such events may occur where the cut-off time for the market information used by the independent pricing services is earlier than the end of the regular trading on the NYSE.

Note 4. Shares of Beneficial Interest

The Pro Forma Service Shares and Institutional Shares net asset value per share assumes the issuance of 465,309 Service Shares and 6,850,678 Institutional Shares of Federated Mortgage Fund in exchange for 492,235 Class A Shares and 7,292,538 Institutional Shares of Huntington Mortgage Securities Fund, which would have been outstanding at September 30, 2013 in connection with the proposed reorganization, assuming the two Funds had been combined as of such date.

Note 5. Federal Income Taxes

Each Fund has elected to be taxed as a “regulated investment company” under the Internal Revenue Code. After the acquisition, Federated Mortgage Fund intends to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended September 30, 2013, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of September 30, 2013, tax years 2010 through 2013 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America, the state of Maryland and the Commonwealth of Pennsylvania.

Note 6. Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenue reported in the financial statements. Actual results could differ from those estimated.

Note 7. Pro Forma Adjustments

(a)	Huntington Asset Advisors, Inc. is the investment adviser for Huntington Mortgage Securities Fund. Federated Investment Management Company is the investment adviser for Federated Mortgage Fund. The advisory agreement between Huntington Mortgage Securities Fund and the Adviser provides for an annual fee based on a percentage of the Fund’s average daily net assets on a tiered basis: 0.50% up to $500 million; 0.45% on the next $500 million and 0.40% in excess of $1 billion. The advisory agreement between Federated Mortgage Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund’s average daily net assets. An adjustment to the combined investment adviser fee reflects the fee structure of Federated Mortgage Fund based on the combined assets of Federated Mortgage Fund Pro Forma Combined.

(b)	Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Federated Mortgage Fund with certain administrative personnel and services necessary to operate the Fund. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds. Under a similar plan, Huntington Asset Services, Inc. provides Huntington Mortgage Securities Fund with certain administrative personnel and services necessary to operate the Fund. An adjustment to the combined administrative personnel and services fee reflects the fee structure of Federated Mortgage Fund Pro Forma Combined.

(c)	Adjustment to reflect the combining of two portfolios into one and custodian fees based upon the current expense structure for Federated Mortgage Fund Pro Forma Combined.

(d)	Adjustment to reflect the combining of two portfolios into one and transfer agent fees based upon the current expense structure for Federated Mortgage Fund Pro Forma Combined.

(e)	Adjustment to reflect the combining of two portfolios into one and Directors/Trustees fees based upon the current expense structure for Federated Mortgage Fund Pro Forma Combined.

(f)	Adjustment to reflect the combining of two portfolios into one and auditing fees based upon the current expense structure for Federated Mortgage Fund Pro Forma Combined.

(g)	Adjustment to reflect the combining of two portfolios into one and legal fees based upon the current expense structure for Federated Mortgage Fund Pro Forma Combined.

(h)	Adjustment to reflect the combining of two portfolios into one and portfolio accounting fees based upon the current expense structure for Federated Mortgage Fund Pro Forma Combined.

(i)	Federated Mortgage Fund has adopted a Distribution Plan (the “Plan”) under which the Fund may incur distribution expenses at 0.25% of the average daily net assets of the Fund’s Service Shares. Adjustment is to reflect expense structure of Federated Mortgage Fund on average daily net assets of the Federated Mortgage Fund Pro Forma Combined.

(j)	Federated Mortgage Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund’s Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Adjustment is to reflect expense structure of Federated Mortgage Fund on average daily net assets of the Federated Mortgage Fund Pro Forma Combined.

(k)	Adjustment to reflect account administration fees based upon the current expense structure for Federated Mortgage Fund Pro Forma Combined.

(l)	Adjustment to reflect the combining of two portfolios into one and share registration costs based upon the current expense structure for Federated Mortgage Fund Pro Forma Combined.

(m)	Adjustment to reflect the combining of two portfolios into one and printing and postage costs based upon the current expense structure for Federated Mortgage Fund Pro Forma Combined.

(n)	Adjustment to reflect removal of Chief Compliance Officer fees for Huntington Mortgage Securities Fund from Federated Mortgage Fund Pro Forma Combined since Federated Mortgage Fund does not currently incur a similar fee.

(o)	Adjustment to reflect the combining of two portfolios into one and insurance premiums based upon the current expense structure for Federated Mortgage Fund Pro Forma Combined.

(p)	Adjustment to apply PA Franchise tax to the assets of Federated Mortgage Fund Pro Forma Combined.

(q)	Adjustment to reflect the combining of two portfolios into one and miscellaneous expenses based upon the current expense structure for Federated Mortgage Fund Pro Forma Combined.

(r)	Adjustment to reflect the voluntary waiver of investment advisory fees on the average daily net assets of Federated Mortgage Fund Pro Forma Combined. The adviser of Federated Mortgage Fund and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund’s Institutional and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.49% and 0.79%, respectively, up to but not including the later of (the “Termination Date”); (a) December 1, 2014; or (b) the date of the Fund’s next effective Prospectus. While the adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or increased prior to the Termination Date with the agreement of the Fund’s Directors.

(s)	Adjustment to reflect the voluntary waiver of distribution services fees necessary to maintain the voluntary cap of 0.79% on the Service Shares of Federated Mortgage Fund Pro Forma Combined.

HUNTINGTON OHIO TAX-FREE FUND and

FEDERATED OHIO MUNICIPAL INCOME FUND

PRO FORMA FINANCIAL STATEMENTS FOR THE PERIOD ENDED AUGUST 31, 2013 (UNAUDITED)

INTRODUCTION

The accompanying unaudited Pro Forma Combining Portfolios of Investments, Statements of Assets and Liabilities and Statements of Operations (Pro Forma Financial Statements) reflect the accounts of Huntington Ohio Tax-Free Fund and Federated Ohio Municipal Income Fund (individually referred to as the “Fund” or collectively as the “Funds”), for the period ended August 31, 2013. Huntington Ohio Tax-Free Fund (the “Acquired Fund”) will be reorganized into Federated Ohio Municipal Income Fund (the “Acquiring Fund”) as of the close of business on or about May 16, 2014. For the purposes of these Pro Forma Financial Statements, the financial information covers the period from September 1, 2012 to August 31, 2013. These statements have been derived from the books and records utilized in calculating daily net asset values at August 31, 2013.

The Pro Forma Financial Statements give effect to the proposed exchange of assets of Class A Shares and Institutional Shares of Huntington Ohio Tax-Free Fund for Class A Shares of Federated Ohio Municipal Income Fund. Under generally accepted accounting principles, Federated Ohio Municipal Income Fund will be the surviving entity for accounting purposes with its historical cost of investment securities and results of operations being carried forward.

The Pro Forma Financial Statements have been adjusted to reflect the anticipated advisory fee arrangement for the surviving entity. Certain other operating costs have also been adjusted to reflect anticipated expenses of the combined entity. Other costs which may change as a result of the reorganization are currently undeterminable.

Huntington Ohio Tax-Free Fund
Federated Ohio Municipal Income Fund
Pro Forma Combining Portfolios of Investments
August 31, 2013 (unaudited)
Huntington Ohio Tax-Free Fund	Federated Ohio Municipal Income Fund	Federated Ohio Municipal Income Fund Pro Forma Combined	Huntington Ohio Tax-Free Fund	Federated Ohio Municipal Income Fund	Federated Ohio Municipal Income Fund Pro Forma Combined
Principal Amount or Shares			Value

MUNICIPAL BONDS—97.8%
Ohio—95.9%

0	2,000,000	2,000,000	Akron, Bath & Copley, OH Joint Township, Hospital District, Hospital Improvement & Refunding Revenue Bonds (Series 2012), 5.00% (Children's Hospital Medical Center, Akron), 11/15/2032	$0	$1,951,620	$1,951,620
0	2,250,000	2,250,000	Akron, Bath & Copley, OH Joint Township, Hospital District, Revenue Bonds (Series 2004A), 5.25% (Summa Health System)/(Radian Asset Assurance, Inc. INS)/(Original Issue Yield: 5.47%), 11/15/2031	0	2,253,195	2,253,195
225,000	0	225,000	Akron, OH, G.O., (AMBAC Ins.), 5.000%, 12/120/24	237,366	0	237,366
0	2,000,000	2,000,000	Akron, OH, Income Tax Revenue Refunding Bonds (Series 2012A), 5.00% (Akron, OH Community Learning Centers), 12/1/2033	0	2,006,880	2,006,880
500,000	0	500,000	Akron, OH, Income Tax Revenue, Series A, 5.000%, 12/1/2023	550,090	0	550,090
100,000	0	100,000	Akron, OH, Various Purposes, G.O., (AGM Ins.), 5.000%, 12/1/2020	109,865	0	109,865
405,000	0	405,000	Akron, OH, Various Purposes, G.O., 5.000%, 12/1/2026	429,373	0	429,373
0	2,000,000	2,000,000	Allen County, OH, Hospital Facilities Revenue Bonds (Series 2010B), 5.25% (Catholic Healthcare Partners), 9/1/2027	0	2,081,940	2,081,940
0	500,000	500,000	American Municipal Power-Ohio, Inc., Revenue Bonds (Series 2008A), 5.00% (American Municipal Power, Prairie State Energy Campus Project), 2/15/2016	0	547,810	547,810
0	2,000,000	2,000,000	American Municipal Power-Ohio, Inc., Revenue Bonds (Series 2008A), 5.25% (American Municipal Power, Prairie State Energy Campus Project), 2/15/2028	0	2,069,760	2,069,760
100,000	0	100,000	Ashland, OH, Various Purposes, G.O., (National Reinsurance), 4.500%, 12/1/2022	100,408	0	100,408
150,000	0	150,000	Barberton, OH, City School District, G.O., (Student Credit Program), 5.000%, 12/1/2022	161,367	0	161,367
0	1,185,000	1,185,000	Beavercreek, OH Local School District, UT GO Bonds, 6.60% (National Public Finance Guarantee Corporation INS), 12/1/2015	0	1,268,400	1,268,400
320,000	0	320,000	Bowling Green, OH, City School District, G.O., (AGM Ins.), 5.000%, 12/1/2024	342,579	0	342,579
0	1,965,000	1,965,000	Buckeye Tobacco Settlement Financing Authority, OH, Asset-Backed Bonds, 5.125% (Original Issue Yield: 5.44%), 6/1/2024	0	1,509,081	1,509,081
0	1,000,000	1,000,000	Buckeye Tobacco Settlement Financing Authority, OH, Tobacco Settlement Asset-Backed Bonds (Series 2007A-1), 5.00%, 6/1/2015	0	1,054,050	1,054,050
500,000	0	500,000	[1]Bucyrus, OH, City School District, School Improvement, G.O., (Student Credit Program), 0.000%, 12/1/22	352,035	0	352,035
400,000	0	400,000	Butler County, OH, G.O., (AMBAC Ins.), 4.750%, 12/1/24	411,540	0	411,540
500,000	0	500,000	Centerville, OH, G.O., (National Reinsurance), 5.000%, 12/1/20	503,195	0	503,195
0	1,000,000	1,000,000	Centerville, OH, Health Care Fixed Rate Revenue Bonds (Series 2007A), 6.00% (Bethany Lutheran Village), 11/1/2038	0	944,240	944,240
15,000	0	15,000	Central Ohio Solid Waste Authority, G.O., 5.000%, 12/1/24	17,593	0	17,593
135,000	0	135,000	Central Ohio Solid Waste Authority, GO, 5.000%, 12/1/24	150,233	0	150,233
375,000	0	375,000	Chillicothe, OH, Garage Facilities, G.O., BAN, 0.500%, 12/19/13	375,109	0	375,109
0	1,000,000	1,000,000	Cincinnati City School District, OH, COP, 5.00% (Assured Guaranty Municipal Corp. INS), 12/15/2024	0	1,094,150	1,094,150
0	1,000,000	1,000,000	Cincinnati City School District, OH, UT GO Bonds, 5.00% (National Public Finance Guarantee Corporation INS), 12/1/2017	0	1,147,990	1,147,990
0	2,490,000	2,490,000	Cincinnati, OH Water System, Revenue Refunding Bonds (Series A), 5.00%, 12/1/2025	0	2,726,899	2,726,899
100,000	0	100,000	Cincinnati, OH, City School District, School Improvement, G.O., 5.250%, 6/1/25	109,978	0	109,978
350,000	0	350,000	Cincinnati, OH, G.O., Series A, 5.000%, 12/1/27	376,341	0	376,341
300,000	0	300,000	Cincinnati, OH, Various Purposes, G.O., Series C, 5.000%, 12/1/19	331,344	0	331,344
500,000	0	500,000	Cincinnati, OH, Water System Revenue, Series A, 5.000%, 12/1/22	572,100	0	572,100
0	3,000,000	3,000,000	Cleveland State University, OH, General Receipts Bonds (Series 2012), 5.00%, 6/1/2037	0	2,922,450	2,922,450
0	1,980,000	1,980,000	Cleveland, OH Airport System, Revenue Bonds (Series 2006A), 5.25% (Assured Guaranty Corp. INS), 1/1/2018	0	2,234,509	2,234,509
0	2,200,000	2,200,000	Cleveland, OH Airport System, Revenue Bonds, 5.00% (Assured Guaranty Municipal Corp. INS), 1/1/2022	0	2,415,028	2,415,028
0	1,550,000	1,550,000	Cleveland, OH Public Power System, Revenue Bonds (Series 2008B-1), 5.00%, 11/15/2038	0	1,534,547	1,534,547
0	2,685,000	2,685,000	Cleveland, OH Public Power System, Revenue Refunding Bonds (Series 2010), 5.00%, 11/15/2017	0	3,025,888	3,025,888
0	1,000,000	1,000,000	Cleveland, OH Water, Senior Lien Revenue Bonds (Series 2012X), 5.00%, 1/1/2042	0	1,009,440	1,009,440
0	1,000,000	1,000,000	Cleveland, OH Waterworks, Water Revenue Bonds (Series 2007O), 5.00% (National Public Finance Guarantee Corporation INS), 1/1/2032	0	1,008,320	1,008,320
365,000	0	365,000	Cleveland, OH, Airport System Revenue, Series C, (Assured Guaranty), 5.000%, 1/1/23	386,269	0	386,269
250,000	0	250,000	Cleveland, OH, Capital Improvement, Capital Improvement, G.O., Series A, (AGM Ins.), 5.000%, 12/1/21	273,555	0	273,555
0	2,000,000	2,000,000	Cleveland, OH, LT GO Bonds, 5.50% (Assured Guaranty Municipal Corp. INS), 10/1/2019	0	2,353,420	2,353,420
200,000	0	200,000	Cleveland, OH, Public Facilities Improvement Revenue, Series A, 4.000%, 10/1/22	206,846	0	206,846
500,000	0	500,000	Cleveland, OH, Waterworks Revenue, Series P, 5.000%, 1/1/22	542,135	0	542,135
245,000	0	245,000	Cleveland, OH, Waterworks Revenue, Series P, 5.000%, 1/1/26	256,108	0	256,108
100,000	0	100,000	Clyde-Green Springs, OH, Exempted School District, G.O., (AGM Ins., Student Credit Program), 4.375%, 12/1/25	101,082	0	101,082
55,000	0	55,000	Columbus, OH , Sewer Revenue, Series A, 5.000%, 6/1/24	60,635	0	60,635
0	1,000,000	1,000,000	Columbus, OH City School District, School Facilities Construction & Improvement UT GO Bonds (Series 2009), 5.00%, 12/1/2027	0	1,103,190	1,103,190
0	1,600,000	1,600,000	Columbus, OH Sewer System, Revenue Bonds (Series 2008A), 5.00%, 6/1/2028	0	1,712,256	1,712,256
0	1,225,000	1,225,000	Columbus, OH Sewer System, Revenue Bonds (Series 2008A), 5.00%, 6/1/2031	0	1,293,098	1,293,098
0	1,000,000	1,000,000	Columbus, OH Sewer System, Revenue Bonds (Series A), 5.00%, 6/1/2023	0	1,133,160	1,133,160
100,000	0	100,000	Columbus, OH, City School District, School Facilities Construction and Improvement, G.O., (AGM Ins.), 4.750%, 12/1/25	107,699	0	107,699
500,000	0	500,000	Columbus, OH, G.O., Series 1, 5.000%, 7/1/28	541,525	0	541,525
500,000	0	500,000	Columbus, OH, Multi Utility Improvement, G.O., Series A, 5.000%, 2/15/26	551,105	0	551,105
250,000	0	250,000	Columbus, OH, Regional Airport Authority Revenue, (AGM Ins., National Reinsurance), 5.000%, 1/1/20	266,830	0	266,830
100,000	0	100,000	Columbus, OH, Regional Airport Authority Revenue, (AGM National Reinsurance), 5.000%, 1/1/21	106,275	0	106,275
0	1,500,000	1,500,000	Columbus, OH, Various Purpose LT GO Bonds (Series 2013B), 5.00%, 8/15/2028	0	1,620,915	1,620,915
505,000	0	505,000	Columbus, OH, Various Purposes, G.O., 5.000%, 7/1/23	576,452	0	576,452
500,000	0	500,000	Cuyahoga Community College District, General Receipts Revenue, Series D, 5.000%, 8/1/25	542,200	0	542,200
220,000	0	220,000	Cuyahoga Community College District, General Receipts Revenue, Series D, 5.000%, 8/1/26	236,339	0	236,339
860,000	0	860,000	Cuyahoga County, OH, Capital Improvement, G.O., Series A, 4.000%, 12/1/24	879,505	0	879,505
0	1,000,000	1,000,000	Cuyahoga County, OH, LT GO Capital Improvement & Refunding Bonds (Series 2012A), 4.00%, 12/1/2037	0	862,840	862,840
0	2,000,000	2,000,000	Cuyahoga County, OH, LT GO Various Purpose Bonds (Series 2009A), 5.00%, 12/1/2022	0	2,212,180	2,212,180
0	665,000	665,000	Cuyahoga County, OH, UT GO Jail Facilities Bonds, 5.25% (National Public Finance Guarantee Corporation INS)/(Original Issue Yield: 5.50%), 10/1/2013	0	667,806	667,806
200,000	0	200,000	Cuyahoga County, OH, Various Purposes, G.O., Series A, 5.000%, 12/1/21	225,140	0	225,140
220,000	0	220,000	Dalton, OH, Local School District, School Improvement, G.O., (Student Credit Program), 5.000%, 8/1/24	238,537	0	238,537
490,000	0	490,000	Dalton, OH, School Improvement, School Improvement, G.O., (Student Credit Program), 5.000%, 8/1/25	526,020	0	526,020
0	2,000,000	2,000,000	Dayton CSD, OH, School Facilities Construction & Improvement UT GO Bonds (Series 2013A), 5.00% (Ohio School District Credit Enhancement GTD), 11/1/2021	0	2,269,180	2,269,180
	455,000	455,000	Dayton-Montgomery County, OH Port Authority, Revenue Bonds (Series A), 5.00% (Dayton Regional Bond Fund), 11/15/2017		455,783	455,783
155,000	0	155,000	Forest Hills, OH, Local School District, G.O., (AGM Ins.), 4.750%, 12/1/16	156,415		156,415
0	3,000,000	3,000,000	Franklin County, OH Convention Facilities Authority, Revenue Bonds, 5.00% (AMBAC INS), 12/1/2026	0	3,115,350	3,115,350
0	2,400,000	2,400,000	Franklin County, OH Health Care Facilities, Improvement Revenue Bonds (Series 2010A), 5.625% (Ohio Presbyterian Retirement Services)/(Original Issue Yield: 5.75%), 7/1/2026	0	2,452,344	2,452,344
0	1,535,000	1,535,000	Franklin County, OH Hospital Facility Authority, Hospital Improvement Revenue Bonds (Series 2009), 5.00% (Nationwide Children's Hospital)/(Original Issue Yield: 5.11%), 11/1/2034	0	1,515,152	1,515,152
75,000	0	75,000	Franklin County, OH, South-Western City School District, School Facilities Construction and Improvement, G.O., (AGM Ins.), 4.250%, 12/1/26	77,636	0	77,636
350,000	0	350,000	Franklin County, OH, South-Western City School District, School Facilities Construction and Improvement, G.O., (Student Credit Program), 4.500%, 12/1/30	351,235	0	351,235
0	2,165,000	2,165,000	Franklin County, OH, Various Purpose LT GO Bonds, 5.00%, 12/1/2031	0	2,254,674	2,254,674
75,000	0	75,000	Franklin County, OH, Various Purposes, G.O., 5.000%, 12/1/31	79,423	0	79,423
35,000	0	35,000	Gallia, OH, Local School District, G.O., (AGM Ins.), 4.500%, 12/1/20	36,294	0	36,294
500,000	0	500,000	Geneva, OH, City School District, School Improvement, G.O., (Student Credit Program), 4.500%, 12/1/25	512,545	0	512,545
200,000	0	200,000	[1]Graham, OH, Local School District, School Improvement, G.O., (Student Credit Program), 0.000%, 12/1/29	88,848	0	88,848
500,000	0	500,000	Grove City, OH, South-Western City School District, School Facilities Construction and Improvement, G.O., (AGM Ins.), 4.750%, 12/1/22	534,615	0	534,615
200,000	0	200,000	Grove City, OH, South-Western City School District, School Facilities Construction and Improvement, G.O., (Student Credit Program), 4.250%, 12/1/28	200,424	0	200,424
0	1,530,000	1,530,000	Hamilton County, OH Hospital Facilities Authority, Revenue Bonds (Series 2004J), 5.25% (Cincinnati Children's Hospital Medical Center)/(FGIC and National Public Finance Guarantee Corporation INS), 5/15/2023	0	1,540,557	1,540,557
0	1,000,000	1,000,000	Hamilton County, OH, EDRBs (Series 2006A), 5.00% (King Highland Community Urban Redevelopment Corp. – University of Cincinnati, Lessee)/(National Public Finance Guarantee Corporation INS), 6/1/2033	0	1,003,240	1,003,240
0	1,000,000	1,000,000	Hamilton County, OH, Healthcare Facilities Revenue Bonds (Series 2012), 5.00% (Christ Hospital)/(Original Issue Yield: 5.10%), 6/1/2042	0	921,350	921,350
0	1,000,000	1,000,000	Hamilton County, OH, Healthcare Facilities Revenue Bonds (Series 2012), 5.25% (Christ Hospital), 6/1/2032	0	977,750	977,750
0	2,850,000	2,850,000	Hamilton County, OH, Sales Tax Refunding Bonds (Series 2011A), 5.00%, 12/1/2032	0	2,825,433	2,825,433
200,000	0	200,000	Hamilton County, OH, Sewer Systems Revenue, Series A, (MBIA Ins.), 5.000%, 12/1/20	219,248	0	219,248
0	1,310,000	1,310,000	Hamilton, OH City School District, School Facilities Construction & Improvement UT GO Bonds, 5.00% (United States Treasury PRF 6/1/2016@100), 12/1/2029	0	1,461,764	1,461,764
100,000	0	100,000	Hamilton, OH, City School District, School Improvement, G.O., (AGM Ins.), 5.000%, 12/1/21	108,160	0	108,160
300,000	0	300,000	Hamilton, OH, Various Purpose Street Improvement and Building, G.O., 5.000%, 11/1/21	326,619	0	326,619
280,000	0	280,000	Hamilton, OH, Various Purposes, G.O., (Assured Guaranty), 5.000%, 11/1/21	304,844	0	304,844
0	2,000,000	2,000,000	Hilliard, OH School District, UT GO Bonds (Series 2006A), 5.00% (United States Treasury PRF 12/1/2016@100)/(Assured Guaranty Municipal Corp. INS), 12/1/2027	0	2,265,800	2,265,800
500,000	0	500,000	Hilliard, OH, Various Purposes, G.O., 5.000%, 12/1/24	554,990	0	554,990
200,000	0	200,000	Huber Heights, OH, City School District, School Improvement, G.O., 4.750%, 12/1/24	214,356	0	214,356
50,000	0	50,000	Huber Heights, OH, City School District, School Improvement, G.O., 5.000%, 12/1/20	56,622	0	56,622
75,000	0	75,000	Independence, OH, Rockside Road Improvement, G.O., (AMBAC Ins.), 5.000%, 12/1/20	79,646	0	79,646
160,000	0	160,000	Jackson, OH, Local School District, Stark and Summit Counties, G.O., (AGM Ins.), 5.000%, 12/1/18	165,706	0	165,706
0	1,555,000	1,555,000	JobsOhio Beverage System, OH, Statewide Senior Lien Liquor Profits Tax-Exempt Revenue Bonds (Series 2013A), 5.00%, 1/1/2038	0	1,503,887	1,503,887
0	2,000,000	2,000,000	Kent State University, OH, General Receipts Bonds (Series 2009B), 5.00% (Assured Guaranty Corp. INS), 5/1/2028	0	2,099,820	2,099,820
615,000	0	615,000	Kent State University, OH, General Receipts Revenue, Series B, (Assured Guaranty), 5.000%, 5/1/23	670,830	0	670,830
0	1,860,000	1,860,000	Kettering, OH City School District, UT GO Bonds, 4.75% (Assured Guaranty Municipal Corp. INS), 12/1/2020	0	2,071,649	2,071,649
400,000	0	400,000	Kettering, OH, City School District, G.O., (AGM Ins.), 4.750%, 12/1/22	427,344	0	427,344
50,000	0	50,000	Kettering, OH, City School District, School Improvement, G.O., (AGM Ins.), 4.750%, 12/1/19	55,061	0	55,061
500,000	0	500,000	[1]Kings, OH, Local School District, School Improvement, G.O., Series A, 0.000%, 12/1/26	273,950	0	273,950
100,000	0	100,000	Lake, OH, Local School District, Stark County School Improvement, G.O., (AGM Ins.), 5.000%, 12/1/18	105,099	0	105,099
150,000	0	150,000	Lakota, OH, Local School District, G.O., 4.000%, 12/1/24	157,056	0	157,056
390,000	0	390,000	Lancaster, OH, City School District, School Facilities Construction and Improvement, G.O., (Student Credit Program), 4.000%, 10/1/21	409,484	0	409,484
430,000	0	430,000	Lebanon, OH, City School District, G.O., (AGM Ins.), 5.000%, 12/1/23	466,047	0	466,047
0	1,500,000	1,500,000	Lorain County, OH Port Authority, Recovery Zone Facility Revenue Bonds (Series 2010), 6.75% (United States Steel Corp.), 12/1/2040	0	1,459,755	1,459,755
0	1,000,000	1,000,000	Lorain County, OH, Hospital Revenue Bonds (Series 2006H), 5.00% (Catholic Healthcare Partners)/(Assured Guaranty Corp. INS), 2/1/2024	0	1,048,390	1,048,390
0	2,000,000	2,000,000	Lucas County, OH, Hospital Revenue Bonds (Series 2011A), 6.50% (ProMedica Healthcare Obligated Group), 11/15/2037	0	2,244,100	2,244,100
0	1,090,000	1,090,000	Marysville, OH Wastewater Treatment System, Revenue Bonds, 4.75% (Assured Guaranty Corp. INS)/(Original Issue Yield: 4.80%), 12/1/2046	0	1,041,015	1,041,015
250,000	0	250,000	Marysville, OH, Exempted Village School District, G.O., (AGM Ins.), 5.000%, 12/1/23	262,790	0	262,790
50,000	0	50,000	Marysville, OH, Exempted Village School District, G.O., (AGM Ins.), 5.000%, 12/1/24	52,414	0	52,414
1,100,000	0	1,100,000	Mason, OH, Sewer Systems, G.O., 5.000%, 12/1/26	1,204,786	0	1,204,786
0	1,000,000	1,000,000	Miami County, OH, Hospital Facilities Revenue & Refunding Bonds (Series 2006), 5.25% (Upper Valley Medical Center, OH), 5/15/2021	0	1,042,940	1,042,940
500,000	0	500,000	Miami University, OH, General Receipts Refunding Revenue, 5.000%, 9/1/26	538,865	0	538,865
0	500,000	500,000	Miami University, OH, General Receipts Revenue & Refunding Bonds (Series 2011), 5.00%, 9/1/2036	0	507,245	507,245
0	2,000,000	2,000,000	Miami University, OH, General Receipts Revenue & Refunding Bonds (Series 2011, 5.00%, 9/1/2031	0	2,059,800	2,059,800
50,000	0	50,000	Miami University, OH, General Receipts Revenue, (AMBAC Ins.), 5.000%, 9/1/23	53,384	0	53,384
0	1,600,000	1,600,000	Miamisburg, OH City School District, School Facilities Construction & Improvement UT GO Bonds, 5.00%, 12/1/2024	0	1,729,408	1,729,408
225,000	0	225,000	Miamisburg, OH, City School District, School Facilities Construction and Improvement, G.O., 5.000%, 12/1/26	241,574	0	241,574
200,000	0	200,000	Middletown, OH, School Improvement, G.O., (AGM Ins.), 4.375%, 12/1/20	209,794	0	209,794
500,000	0	500,000	Middletown, OH, Various Purposes, G.O., (AGM Ins.), 5.000%, 12/1/21	549,880	0	549,880
300,000	0	300,000	Milford, OH, Exempt Village School District, G.O., (AGC Ins.), 4.625%, 12/1/21	320,604	0	320,604
540,000	0	540,000	Montgomery County, OH, Refunding & Improvement, G.O., (National Reinsurance), 5.000%, 12/1/21	562,826	0	562,826
0	1,000,000	1,000,000	Montgomery County, OH, Revenue Bonds (Series 2008D), 6.125% (Catholic Health Initiatives)/(Original Issue Yield: 6.30%), 10/1/2028	0	1,126,750	1,126,750
250,000	0	250,000	Mount Healthy, OH, City School District, School Improvement, G.O., (AGM Ins.), 5.000%, 12/1/25	263,550	0	263,550
270,000	0	270,000	Mount Healthy, OH, City School District, School Improvement, G.O., (AGM Ins.), 5.000%, 12/1/31	275,686	0	275,686
50,000	0	50,000	Mount Vernon, OH, City School District, G.O., (AGM Ins.), 5.000%, 12/1/17	52,330	0	52,330
0	1,000,000	1,000,000	Muskingum County, OH, Hospital Facilities Revenue Bonds (Series 2013), 5.00% (Genesis Healthcare Corp.)/(Original Issue Yield: 5.08%), 2/15/2044	0	779,260	779,260
50,000	0	50,000	Nordonia Hills, OH , City School District, School Improvement, G.O., (National Reinsurance, FGIC Ins.), 4.500%, 12/1/20	52,804	0	52,804
0	2,000,000	2,000,000	Northeast OH Regional Sewer District, Wastewater Improvement Revenue Bonds (Series 2013), 5.00%, 11/15/2038	0	2,032,160	2,032,160
205,000	0	205,000	Northmont, OH, City School District, School Improvement, G.O., Series A, (Student Credit Program),4.000%, 11/1/24	209,432	0	209,432
100,000	0	100,000	Northmor, OH, Local School District, School Facilities Construction and Improvement, G.O., (Student Credit Program), 4.750%, 11/1/28	102,056	0	102,056
0	1,415,000	1,415,000	Oak Hills, OH Local School District, UT GO Bonds, 5.00% (Assured Guaranty Municipal Corp. INS), 12/1/2025	0	1,481,547	1,481,547
200,000	0	200,000	Ohio Capital Asset Financing Program Fractionalized Interests, G.O., Series B, 5.000%, 12/1/22	211,780	0	211,780
350,000	0	350,000	Ohio Higher Educational Facility Commission, Revenue, University of Dayton Project, (AMBAC Ins.), 5.000%, 12/1/25	372,886	0	372,886
265,000	0	265,000	Ohio Housing Finance Agency, Single-Family Mortgage Revenue, Series 3, 3.250%, 5/1/20	254,967	0	254,967
0	1,885,000	1,885,000	Ohio Municipal Electric Generation Agency, Revenue Bonds, 5.00% (American Municipal Power, JV5)/(AMBAC INS), 2/15/2014	0	1,920,853	1,920,853
0	2,000,000	2,000,000	Ohio State Air Quality Development Authority, Air Quality Revenue Refunding Bonds (Series 2009B), 5.80% (Columbus Southern Power Company), 12/1/2038	0	2,049,460	2,049,460
0	1,150,000	1,150,000	Ohio State Air Quality Development Authority, Environmental Improvement Revenue Bonds (Series 2010), 5.00%	0	1,225,176	1,225,176
0	1,455,000	1,455,000	Ohio State Air Quality Development Authority, Revenue Bonds (Series 2009A), 5.70% (FirstEnergy Solutions Corp.), 8/1/2020	0	1,631,171	1,631,171
135,000	0	135,000	Ohio State Building Authority, Administration Building Fund Revenue, Series A, 5.000%, 10/1/22	146,877	0	146,877
400,000	0	400,000	Ohio State Building Authority, Administration Building Fund Revenue, Series A, 5.000%, 10/1/23	432,228	0	432,228
0	2,000,000	2,000,000	Ohio State Higher Educational Facility Commission, Higher Education Facility Revenue Bonds (Series 2006), 5.00% (Kenyon College, OH), 7/1/2041	0	1,944,220	1,944,220
0	1,875,000 0	1,875,000	Ohio State Higher Educational Facility Commission, Hospital Revenue Bonds (Series 2007A), 5.25% (University Hospitals Health System, Inc.), 1/15/2046	0	1,763,925	1,763,925
0	1,000,000	1,000,000	Ohio State Higher Educational Facility Commission, Revenue Bonds (Series 2011A), 5.375% (University of Dayton)/(Original Issue Yield: 5.48%), 12/1/2030	0	1,046,010	1,046,010
0	300,000	300,000	Ohio State Higher Educational Facility Commission, Revenue Bonds, 4.75% (Mount Union College), 10/1/2016	0	329,505	329,505
0	2,000,000	2,000,000	Ohio State Higher Educational Facility Commission, Revenue Bonds, 5.00% (College of Wooster), 9/1/2020	0	2,078,620	2,078,620
0	3,115,000	3,115,000	Ohio State Higher Educational Facility Commission, Revenue Bonds, 5.00% (Xavier University)/(United States Treasury PRF 5/1/2016 @ 100), 5/1/2019	0	3,468,615	3,468,615
0	1,000,000	1,000,000	Ohio State Higher Educational Facility Commission, Revenue Refunding Bonds (Series 2008C), 5.00% (Case Western Reserve University, OH), 12/1/2029	0	1,017,790	1,017,790
0	1,000,000	1,000,000	Ohio State Turnpike Commission, Revenue Refunding Bonds (Series 2010A), 5.00%, 2/15/2031	0	1,024,920	1,024,920
240,000	0	240,000	Ohio State Turnpike Commission, Revenue, Series A, 5.000%, 2/15/21	265,975	0	265,975
0	2,000,000	2,000,000	Ohio State Turnpike Commission, Turnpike Revenue Refunding Bonds (Series 1998A), 5.50% (National Re Holdings Corp. INS), 2/15/2024	0	2,316,940	2,316,940
0	200,000	200,000	Ohio State University, General Receipts Bonds (Series 2008A), 5.00% (United States Treasury PRF 12/1/2018@100), 12/1/2027	0	234,626	234,626
0	1,800,000	1,800,000	Ohio State University, General Receipts Bonds (Series 2008A), 5.00%, 12/1/2027	0	1,985,742	1,985,742
0	1,000,000	1,000,000	Ohio State University, Special Purpose General Receipts Bonds (Series 2013A), 5.00%, 6/1/2038	0	1,013,800	1,013,800
340,000	0	340,000	Ohio State University/The, Revenue, Series A, 4.250%, 12/1/24	358,591	0	358,591
255,000	0	255,000	Ohio State University/The, Revenue, Series A, 5.000%, 12/1/26	276,198	0	276,198
90,000	0	90,000	Ohio State University/The, Revenue, Series A, 5.000%, 12/1/27	96,942	0	96,942
585,000	0	585,000	Ohio State University/The, Revenue, Series A, 5.000%, 12/1/28	627,506	0	627,506
500,000	0	500,000	Ohio State University/The, Revenue, Series A, 5.000%, 6/1/25	560,400	0	560,400
30,000	0	30,000	Ohio State University/The, Revenue, Series A, 5.000%, 6/1/25	31,236	0	31,236
0	1,000,000	1,000,000	Ohio State Water Development Authority, Drinking Water Assistance Fund Refunding Revenue Bonds (Series 2008), 5.00%, 12/1/2021	0	1,130,600	1,130,600
500,000	0	500,000	Ohio State Water Development Authority, Drinking Water Assistance Fund Revenue, 5.000%, 12/1/22	552,925	0	552,925
0	1,000,000	1,000,000	Ohio State Water Development Authority, Revenue Refunding Bonds (Series 2008), 5.00% (United States Treasury PRF 6/1/2018@100), 6/1/2028	0	1,160,510	1,160,510
500,000	0	500,000	Ohio State Water Development Authority, State of Ohio Pollution Control Revenue, Series A, 5.000%, 12/1/23	568,680	0	568,680
0	2,500,000	2,500,000	Ohio State, Common Schools UT GO Bonds (Series 2011B), 5.00%, 9/15/2024	0	2,777,500	2,777,500
175,000	0	175,000	Ohio State, Common Schools, G.O., Series B, 5.000%, 3/15/23	198,469	0	198,469
605,000	0	605,000	Ohio State, Highway Capital Improvements, G.O., Series Q, 5.000%, 5/1/24	679,923	0	679,923
405,000	0	405,000	Ohio State, Highway Capital Improvements, G.O., Series Q, 5.000%, 5/1/28	434,670	0	434,670
0	1,500,000	1,500,000	Ohio State, Hospital Revenue Bonds, 5.00% (Cleveland Clinic), 1/1/2031	0	1,517,235	1,517,235
0	1,200,000	1,200,000	Ohio State, Hospital Revenue Refunding Bonds (Series 2008A), 5.25% (Cleveland Clinic)/(Original Issue Yield: 5.37%), 1/1/2033	0	1,219,428	1,219,428
0	2,585,000	2,585,000	Ohio State, Infrastructure Improvement GO Bonds (Series 2008A), 5.375% (Original Issue Yield: 5.50%), 9/1/2028	0	2,869,376	2,869,376
0	3,000,000	3,000,000	Ohio State, Infrastructure Improvement UT GO Bonds (Series 2007A), 4.75%, 9/1/2027	0	3,074,160	3,074,160
100,000	0	100,000	Ohio State, Infrastructure Improvement, G.O., Series A, 5.000%, 3/1/20	108,493	0	108,493
130,000	0	130,000	Ohio State, Infrastructure Improvement, G.O., Series A, 5.000%, 9/1/23	141,157	0	141,157
655,000	0	655,000	Ohio State, Infrastructure Improvement, G.O., Series A, 5.375%, 9/1/23	739,240	0	739,240
350,000	0	350,000	Ohio State, Infrastructure Improvement, G.O., Series D, 5.000%, 9/15/20	380,180	0	380,180
250,000	0	250,000	Ohio State, Infrastructure Improvement, G.O., Series D, 5.000%, 9/15/21	270,198	0	270,198
0	1,000,000	1,000,000	Ohio State, Major New State Infrastructure Project Revenue Bonds (Series 2008-1), 5.75%, 6/15/2019	0	1,156,150	1,156,150
300,000	0	300,000	Ohio State, Major New Street Infrastructure Project Revenue, Series 2008-1, 5.500%, 6/15/20	339,993	0	339,993
525,000	0	525,000	Ohio State, Parks & Recreation Revenue, G.O., Series A, 5.250%, 9/1/22	601,114	0	601,114
600,000	0	600,000	Ohio State, School Improvement, G.O., Series B, 5.000%, 9/15/24	667,494	0	667,494
0	2,310,000	2,310,000	Ohio State, UT GO Bonds, 4.25%, 5/1/2016	0	2,522,636	2,522,636
0	2,000,000	2,000,000	Ohio State, UT GO Highway Capital Improvements (Series 2012Q), 5.00%, 5/1/2021	0	2,312,260	2,312,260
0	2,000,000	2,000,000	Ohio University, General Receipts Bonds (Series 2013), 5.00%, 12/1/2043	0	1,936,240	1,936,240
100,000	0	100,000	Ohio University, General Receipts Revenue, Series B, (AGM Ins.), 5.000%, 12/1/23	106,987	0	106,987
0	2,000,000	2,000,000	Olentangy, OH Local School District, UT GO Bonds, 5.00% (United States Treasury PRF 6/1/2016@100), 12/1/2022	0	2,231,700	2,231,700
700,000	0	700,000	Olentangy, OH, Local School District, G.O., Series A, (AGM Ins.), 5.000%, 12/1/22	756,140	0	756,140
0	415,000	415,000	Orrville, OH CSD, UT GO Bonds, 4.50% (AMBAC INS), 12/1/2018	0	457,069	457,069
0	350,000	350,000	Orrville, OH CSD, UT GO Refunding Bonds, 5.00% (AMBAC INS), 12/1/2020	0	392,455	392,455
0	500,000	500,000	Port Authority for Columbiana County, OH, Solid Waste Facility Revenue Bonds (Series 2004A), 7.25% (Apex Environmental LLC)/(Original Issue Yield: 7.30%), 8/1/2034	0	339,465	339,465
0	13,594	13,594	Port Authority for Columbiana County, OH, Solid Waste Facility Revenue Bonds (Series 2012D), 10.82% (Apex Environmental LLC), 8/1/2034	0	9,892	9,892
0	1,000,000	1,000,000	Ravenna, OH City School District, UT GO Bonds (Series 2006), 5.00% (United States Treasury PRF 7/15/2016@100), 1/15/2031	0	1,120,180	1,120,180
100,000	0	100,000	Reynoldsburg, OH, City School District, School Facilities Construction and Improvement, G.O., (Student Credit Program), 5.000%, 12/1/20	110,773	0	110,773
0	770,000	770,000	Richland County, OH Hospital Facilities, Revenue Bond, 5.00% (Medcentral Health System), 11/15/2015	0	829,575	829,575
0	1,435,000	1,435,000	Rickenbacker, OH Port Authority, Capital Funding Revenue Bonds (Series 2002A), 5.375% (OASBO Expanded Asset Pooled Financing Program)/(Original Issue Yield: 5.60%), 1/1/2032	0	1,326,198	1,326,198
470,000	0	470,000	River Valley, OH, Local School District, G.O., (AGM Ins., Student Credit Program), 5.250%, 11/1/23	537,605	0	537,605
300,000	0	300,000	Sheffield Lake, OH, City School District, School Improvement, G.O., 5.000%, 12/1/25	319,983	0	319,983
125,000	0	125,000	Sidney, OH, City School District, G.O., (National Reinsurance, FGIC Ins.), 4.750%, 12/1/20	133,230	0	133,230
700,000	0	700,000	South Euclid, OH, Real Estate Acquisition & Urban Development, G.O., 5.000%, 6/1/32	726,551	0	726,551
0	750,000	750,000	Southeastern Ohio Port Authority, OH, Hospital Facilities Revenue Refunding & Improvement Bonds (Series 2012), 6.00% (Memorial Health System, OH)/(Original Issue Yield: 6.02%), 12/1/2042	0	753,615	753,615
780,000	0	780,000	Southwest Licking, OH, Local School District, G.O., (AMBAC Ins.), 5.000%, 12/1/19	805,623	0	805,623
595,000	0	595,000	Springfield, OH, City School District, School Improvement, G.O., (AGM Ins., Student Credit Program), 5.000%, 12/1/19	656,011	0	656,011
125,000	0	125,000	Springfield, OH, City School District, School Improvement, G.O., (AGM Ins., Student Credit Program), 5.000%, 12/1/21	135,716	0	135,716
500,000	0	500,000	Switzerland, OH, Local School District, School Improvement, G.O., (Student Credit Program), 5.000%, 12/1/27	535,805	0	535,805
0	1,000,000	1,000,000	Toledo, OH Water System, Revenue Improvement and Refunding Bonds (Series 2013), 5.00%, 11/15/2032	0	1,021,540	1,021,540
300,000	0	300,000	Toledo, OH, City School District, School Facilities Improvement, G.O., Series B, (Student Credit Program), 5.000%, 12/1/24	330,513	0	330,513
225,000	0	225,000	Toledo, OH, Sewer System Revenue, (AMBAC Ins.), 5.000%, 11/15/18	226,449	0	226,449
0	1,500,000	1,500,000	Toledo-Lucas County, OH Port Authority, Revenue Bonds, 6.45% (CSX Corp.), 12/15/2021	0	1,786,485	1,786,485
0	1,375,000	1,375,000	Toledo-Lucas County, OH Port Authority, Special Assessment Revenue Bonds, 5.25% (Crocker Park Public Improvement Project)/(Original Issue Yield: 5.37%), 12/1/2023	0	1,376,911	1,376,911
50,000	0	50,000	Trumbull County, OH, Various Purposes, G.O., (AGM Ins.), 5.000%, 12/1/28	52,267	0	52,267
0	2,000,000	2,000,000	University of Akron, OH, General Receipts Bonds (Series 2008B), 5.25% (Assured Guaranty Municipal Corp. INS), 1/1/2027	0	2,142,840	2,142,840
350,000	0	350,000	University of Akron, OH, General Receipts Revenue, Series A, (AGM Ins.), 5.000%, 1/1/21	382,770	0	382,770
500,000	0	500,000	University of Akron, OH, General Receipts Revenue, Series B, (AGM Ins.), 5.250%, 1/1/24	543,995	0	543,995
0	1,025,000	1,025,000	University of Cincinnati, OH, General Receipts Revenue Bonds (Series 2004D), 5.00% (United States Treasury PRF 6/1/2014@100), 6/1/2026	0	1,061,664	1,061,664
500,000	0	500,000	University of Cincinnati, OH, General Receipts Revenue, Series A, (AGM Ins.), 5.000%, 6/1/20	533,830	0	533,830
250,000	0	250,000	University of Cincinnati, OH, General Receipts Revenue, Series A, (AMBAC Ins.), 5.000%, 6/1/17	267,688	0	267,688
300,000	0	300,000	University of Cincinnati, OH, General Receipts Revenue, Series A, (AMBAC Ins.), 5.000%, 6/1/19	316,884	0	316,884
500,000	0	500,000	University of Cincinnati, OH, General Receipts Revenue, Series A, (MBIA Ins.), 5.000%, 6/1/22	536,010	0	536,010
300,000	0	300,000	University of Cincinnati, OH, General Receipts Revenue, Series A, (National Reinsurance), 5.000%, 6/1/19	328,851	0	328,851
0	1,000,000	1,000,000	University of Cincinnati, OH, Receipts Revenue Bonds (Series E), 5.00%, 6/1/2022	0	1,129,880	1,129,880
400,000	0	400,000	University of Toledo, OH, General Receipts Revenue, Series A, (AMBAC Ins.), 5.000%, 6/1/19	434,160	0	434,160
60,000	0	60,000	Wapakoneta, OH, City School District, School Improvement, G.O., (AGM Ins., Student Credit Program), 4.750%, 12/1/28	61,739	0	61,739
650,000	0	650,000	Washington Court House, OH, School Improvements, G.O., (National Reinsurance, FGIC Ins.), 5.000%, 12/1/19	676,481	0	676,481
125,000	0	125,000	Westerville, OH, Various Purposes, G.O., (AMBAC Ins.), 5.000%, 12/1/23	135,135	0	135,135
100,000	0	100,000	Westerville, OH, Various Purposes, G.O., (AMBAC Ins.), 5.000%, 12/1/24	107,529	0	107,529
300,000	0	300,000	Wyoming, OH, School District, Refunding School Improvement, G.O., (AGM Ins.), 5.000%, 12/1/20	317,094	0	317,094
			TOTAL	42,733,986	155,758,102	198,492,088
			Puerto Rico—1.2%			-
0	980,000	980,000	Commonwealth of Puerto Rico, Public Improvement Refunding UT GO Bonds (Series 2012A), 5.00%, 7/1/2020	0	880,265	880,265
0	500,000	500,000	Puerto Rico Electric Power Authority, Power Revenue Bonds (Series 2013A), 7.00%, 7/1/2033	0	456,280	456,280
0	1,000,000	1,000,000	Puerto Rico Government Development Bank (GDB), Senior Notes (Series 2006B), 5.00%, 12/1/2017	0	976,770	976,770
0	250,000	250,000	Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Revenue Refunding Bonds (Series 2012), 5.00% (Inter American University of Puerto Rico), 10/1/2031	0	207,415	207,415
			TOTAL	0	2,520,730	2,520,730
			Guam—0.7%
0	1,000,000	1,000,000	Guam Government Business Privilege Tax, Business Privilege Tax Bonds (Series 2012B), 5.00%, 1/1/2037	0	961,320	961,320
0	560,000	560,000	Guam Government LO (Section 30), Bonds (Series 2009A), 5.625% (Original Issue Yield: 5.875%), 12/1/2029	0	572,818	572,818
			TOTAL		1,534,138	1,534,138
			TOTAL MUNICIPAL BONDS (IDENTIFIED COST $203,312118)	42,733,986	159,812,970	202,546,956
			SHORT-TERM MUNICIPALS—2.0%[2]
			Ohio—2.0%
0	700,000	700,000	Allen County, OH, (Series 2010C) Daily VRDNs (Catholic Healthcare Partners)/(Union Bank, N.A. LOC), 0.050%, 9/2/2013	0	700,000	700,000
0	3,350,000	3,350,000	Montgomery County, OH, (Series 2011B) Daily VRDNs (Miami Valley Hospital)/(JPMorgan Chase Bank, N.A. LIQ), 0.080%, 9/2/2013	0	3,350,000	3,350,000
			TOTAL SHORT-TERM MUNICIPALS (AT AMORTIZED COST)	0	4,050,000	4,050,000
			INVESTMENT COMPANY-0.1%
146,909	0	146,909	[3,4]Fidelity Institutional Tax-Exempt Money Market Portfolio, Class I, 0.010%	146,909	0	146,909
			TOTAL INVESTMENTS—99.9% (IDENTIFIED COST $207,509,027)[5]	42,880,895	163,862,970	206,743,865
			OTHER ASSETS AND LIABILITIES - NET—0.1%[6]	391,966	(92,647)	299,319
			TOTAL NET ASSETS—100%[7]	$43,272,861	$162,770,323	$207,043,184

1	Zero coupon bond; non-income producing security.
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3	Rate disclosed is the seven day yield as of August 31, 2013.
4	Anticipated to be sold in connection with, and prior to, Reorganization.
5	The cost of investments for federal tax purposes for the Pro Forma combined amounts to $207,483,034.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
7	Includes adjustment for prepaid assets which will not transfer as a result of the reorganization.

Note: The categories of investments are shown as a percentage of total net assets at August 31, 2013.

Various inputs are used in determining the value of the Funds' investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of August 31, 2013, all investments of Federated Ohio Municipal Income Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.

As of August 31, 2013, all investments of Huntington Ohio Tax-Free Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value, except for the

Investment Company which is considered a Level 1 input.

(See Notes to Pro Forma Financial Statements)

Huntington Ohio Tax-Free Fund
Federated Ohio Municipal Income Fund
Pro Forma Combining Statements of Assets & Liabilities
August 31, 2013 (unaudited)
					Federated
					Ohio Municipal
	Huntington	Federated			Income
	Ohio	Ohio Municipal			Fund
	Tax-Free	Income	Pro Forma		Pro Forma
	Fund	Fund	Adjustment		Combined
Assets:
Total investments in securities, at value	$42,880,895	$163,862,970	$0		$206,743,865
Cash	0	39,495	0		39,495
Income receivable	531,834	2,100,860	0		2,632,694
Receivable for shares sold	0	6,580	0		6,580
Prepaid assets	9,894	0	(9,894)	(a)	0
Total assets	43,422,623	166,009,905	(9,894)		209,422,634
Liabilities:
Payable for investments purchased	0	1,616,955	0		1,616,955
Payable for shares redeemed	25	389,036	0		389,061
Income distribution payable	78,338	120,151	0		198,489
Payable for Directors'/Trustees' fees	0	207	0		207
Payable to adviser	18,698	0	0		18,698
Payable for distribution services fee	619	15,467	0		16,086
Payable for shareholder services fee	9,349	35,440	0		44,789
Accrued expenses	32,839	62,326	0		95,165
Total liabilities	139,868	2,239,582	0		2,379,450
Net Assets	$43,282,755	$163,770,323	($9,894)		$207,043,184
Net Assets Consists of:
Paid-in capital	$44,053,629	$165,003,920	($9,894)	(a)	$209,047,655
Net unrealized appreciation (depreciation) of investments	(1,477,708)	712,546	0		(765,162)
Undistributed (distributions in excess of) net investment income	(453)	16,376	0		15,923
Accumulated net realized gain (loss) on investments	707,287	(1,962,519)	0		(1,255,232)
Total Net Assets	$43,282,755	$163,770,323	($9,894)		$207,043,184

Net Asset Value, Offering Price and Redemption Proceeds Per Share

Net Assets
Class A Shares	$2,879,140	$45,131,488	$40,393,721	(b)	$88,404,349
Class F Shares	-	$118,638,835	-		$118,638,835
Institutional Shares	$40,403,615	-	($40,403,615)	(b)	$0

Shares Outstanding
Class A Shares	140,278	4,218,994	3,903,915	(b)	8,263,187
Class F Shares	-	11,089,434	-		11,089,434
Institutional Shares	1,967,609	-	(1,967,609)	(b)	0

Net Asset Value Per Share
Class A Shares	$20.52	$10.70	-		$10.70
Class F Shares	-	$10.70	-		$10.70
Institutional Shares	$20.53	-	-		-

Offering Price Per Share
Class A Shares	$21.32	$11.20	-		$11.20
Class F Shares	-	$10.81	-		$10.81
Institutional Shares	$20.53	-	-		-

Redemption Proceeds Per Share
Class A Shares	$20.52	$10.70	-		$10.70
Class F Shares	-	$10.59	-		$10.59
Institutional Shares	$20.53	-	-		-

Investments, at identified cost	$44,358,603	$163,150,424	$0		$207,509,027

(a) Adjustment for prepaid expenses which will not transfer as a result of the reorganization.
(b) Adjustment to reflect asset/share balance as a result of the reorganization.

(See Notes to Pro Forma Financial Statements)

Huntington Ohio Tax-Free Fund
Federated Ohio Municipal Income Fund
Pro Forma Combining Statements of Operations
August 31, 2013 (unaudited)

`					Federated
					Ohio Municipal
	Huntington	Federated			Income
	Ohio	Ohio Municipal			Fund
	Tax-Free	Income	Pro Forma		Pro Forma
	Fund	Fund	Adjustment		Combined
Investment Income:
Interest	$1,676,936	$7,381,738	$0		$9,058,674
Total Investment Income	1,676,936	7,381,738	0		9,058,674
Expenses:
Investment advisor fee	266,395	731,793	(53,228)	(a)	944,960
Administrative fee	96,449	142,775	(54,859)	(b)	184,365
Custodian fees	15,170	12,385	(11,018)	(c)	16,537
Transfer agent fee	30,472	94,491	(26,209)	(d)	98,754
Directors'/Trustees' fees	4,922	1,753	(4,479)	(e)	2,196
Auditing fees	9,568	24,999	(9,567)	(f)	25,000
Legal fees	4,422	7,098	1,043	(g)	12,563
Portfolio accounting fees	35,212	90,000	(25,212)	(h)	100,000
Distribution services fee - Class A	8,421	0	(8,421)	(i)	0
Distribution services fee- Class F	0	521,088	0		521,088
Shareholder services fee- Class A	8,421	131,691	124,808	(j)	264,920
Shareholder services fee- Institutional Shares	124,777	0	(124,777)	(j)	0
Shareholder services fee - Class F	0	324,022	0		324,022
Account administration fee- Class F	0	554	0		554
Share registration costs	28,944	34,422	(24,236)	(k)	39,130
Printing and postage	3,523	23,762	715	(l)	28,000
Chief Compliance Officer	1,375	0	(1,375)	(m)	0
Insurance premiums	4,181	4,288	(3,969)	(n)	4,500
Miscellaneous	5,309	2,529	(5,078)	(o)	2,760
Total Expenses	647,561	2,147,650	(225,862)		2,569,349
Waivers
Waiver of investment adviser fee	0	(246,589)	(20,362)	(p)	(266,951)
Waiver of distribution services fee	0	(324,952)	(728)	(q)	(325,680)
Total Waivers	0	(571,541)	(21,090)		(592,631)
Net Expenses	647,561	1,576,109	(246,953)		1,976,717
Net Investment Income	1,029,375	5,805,629	246,953		7,081,957
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments	924,805	589,640	0		1,514,445
Net change in unrealized appreciation of investments	(3,839,660)	(13,232,061)	0		(17,071,721)
Net realized and unrealized loss on investments	(2,914,855)	(12,642,421)	0		(15,557,276)
Change in net assets resulting from operations	$(1,885,480)	$(6,836,792)	$246,953		$(8,475,319)

(See Notes to Pro Forma Financial Statements)

Huntington Ohio Tax-Free Fund

Federated Ohio Municipal Income Fund

Notes to Pro Forma Financial Statements

For the Period Ended August 31, 2013 (unaudited)

Note 1. Description of the Funds

Huntington Ohio Tax-Free Fund is a portfolio of The Huntington Funds, which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Federated Ohio Municipal Income Fund, a portfolio of Federated Municipal Securities Income Trust, is registered under the Act as an open-end management investment company. Huntington Ohio Tax-Free Fund consists of two classes of shares: Class A Shares and Institutional Shares. Federated Ohio Municipal Income Fund consists of two classes of shares: Class A Shares and Class F Shares.

Note 2. Basis of Combination

The accompanying unaudited Pro Forma Combining Portfolios of Investments, Statements of Assets and Liabilities and Statements of Operations (Pro Forma Financial Statements) reflect the accounts of Huntington Ohio Tax-Free Fund and Federated Ohio Municipal Income Fund (individually referred to as the “Fund”, or collectively as the “Funds”), for the year ended August 31, 2013. These statements have been derived from the books and records utilized in calculating daily net asset values at August 31, 2013.

The Pro Forma Financial Statements should be read in conjunction with the historical financial statements of Huntington Ohio Tax-Free Fund and Federated Ohio Municipal Income Fund, which have been incorporated by reference in the Statement of Additional Information. The Funds follow generally accepted accounting principles in the United States of America applicable to management investment companies which are disclosed in the historical financial statements.

The Pro Forma Financial Statements give effect to the proposed exchange of assets of Class A Shares and Institutional Shares of Huntington Ohio Tax-Free Fund for Class A Shares of Federated Ohio Municipal Income Fund. Under generally accepted accounting principles, Federated Ohio Municipal Income Fund will be the surviving entity for accounting purposes with its historical cost of investment securities and results of operations being carried forward.

The Pro Forma Financial Statements have been adjusted to reflect the anticipated advisory fee arrangement for the surviving entity, if necessary. Certain other operating costs have also been adjusted to reflect anticipated expenses of the combined entity. Other costs which may change as a result of the reorganization are currently undeterminable.

For the year ended August 31, 2013, Huntington Ohio Tax-Free Fund and Federated Ohio Municipal Income Fund paid investment advisory fees computed at the annual rate of 0.50% and 0.40%, respectively, as a percentage of average daily net assets.

The investment advisers of Huntington Ohio Tax-Free Fund and Federated Ohio Municipal Income Fund or their affiliates will pay the direct expenses and all the indirect expenses of the Reorganization.

Note 3. Portfolio Valuation

In calculating its net asset value (NAV), the Federated Ohio Municipal Income Fund generally values investments as follows:

•	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
•	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer’s creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment’s fair value, in which case it would be valued in the same manner as a longer-term security.
•	Shares of other mutual funds are valued based upon their reported NAVs.

• Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
•	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation

The Trustees of Federated Ohio Municipal Income Fund have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser’s affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuations methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

With respect to Huntington Ohio Tax-Free Fund, debt securities traded on a national securities exchange or in the over-the-counter market are valued at the last reported sales price on the principal exchange. If there is no reported sale on the principal exchange, and for all other debt securities, debt securities are valued at a bid price estimated by the security pricing service. Short-term investments with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost.

Securities for which market quotations are not readily available are valued at fair value under Trust procedures approved by the Huntington Trustees. In these cases, a Pricing Committee established and appointed by the Huntington Trustees determines in good faith, subject to Trust procedures, the fair value of portfolio securities held by a Fund (“good faith fair valuation”). When a good faith fair valuation of a security is required, consideration is generally given to a number of factors including, but not limited to the following: dealer quotes, published analyses by dealers or analysts regarding the security, transactions which provide implicit valuation of the security (such as a merger or tender offer transaction), the value of other securities or contracts which derive their value from the security at issue, and the implications of any other circumstances which have caused trading in the security to halt. With respect to certain narrow categories of securities, the procedures utilized by the Pricing Committee detail specific valuation methodologies to be applied in lieu of considering the aforementioned list of factors.

Fair valuation procedures are also used when a significant event affecting the value of a portfolio security is determined to have occurred between the time when the price of the portfolio security is determined and the close of trading on the NYSE. An event is considered significant if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. For domestic fixed income securities, such events may occur where the cut-off time for the market information used by the independent pricing services is earlier than the end of the regular trading on the NYSE.

Note 4. Shares of Beneficial Interest

The Pro Forma Class A Shares net asset value per share assumes the issuance of 4,044,193 Class A Shares of Federated Ohio Municipal Income Fund in exchange for 140,278 Class A Shares and 1,967,609 Institutional Shares of Huntington Ohio Tax-Free Fund, which would have been outstanding at August 31, 2013 in connection with the proposed reorganization, assuming the two Funds had been combined as of such date.

Note 5. Federal Income Taxes

Each Fund has elected to be taxed as a “regulated investment company” under the Internal Revenue Code. After the acquisition, Federated Ohio Municipal Income Fund intends to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended August 31, 2013, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of August 31, 2013, tax years 2010 through 2013 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

Note 6. Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenue reported in the financial statements. Actual results could differ from those estimated.

Note 7. Pro Forma Adjustments

(a)	Huntington Asset Advisors, Inc. is the investment adviser for Huntington Ohio Tax-Free Fund. Federated Investment Management Company is the investment adviser for Federated Ohio Municipal Income Fund. The advisory agreement between Huntington Ohio Tax-Free Fund and the Adviser provides for an annual fee based on a percentage of the Fund’s average daily net assets on a tiered basis: 0.50% up to $500 million; 0.45% on the next $500 million and 0.40% in excess of $1 billion. The advisory agreement between Federated Ohio Municipal Income Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund’s average daily net assets. An adjustment to the combined investment adviser fee reflects the fee structure of Federated Ohio Municipal Income Fund based on the combined assets of Federated Ohio Municipal Income Fund Pro Forma Combined.

(b)	Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Federated Ohio Municipal Income Fund with certain administrative personnel and services necessary to operate the Fund. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds. Under a similar plan, Huntington Asset Services, Inc. provides Huntington Ohio Tax-Free Fund with certain administrative personnel and services necessary to operate the Fund. An adjustment to the combined administrative personnel and services fee reflects the fee structure of Federated Ohio Municipal Income Fund Pro Forma Combined.

(c)	Adjustment to reflect the combining of two portfolios into one and custodian fees based upon the current expense structure for Federated Ohio Municipal Income Fund Pro Forma Combined.

(d)	Adjustment to reflect the combining of two portfolios into one and transfer agent fees based upon the current expense structure for Federated Ohio Municipal Income Fund Pro Forma Combined.

(e)	Adjustment to reflect the combining of two portfolios into one and Directors/Trustees fees based upon the current expense structure for Federated Ohio Municipal Income Fund Pro Forma Combined.

(f)	Adjustment to reflect the combining of two portfolios into one and auditing fees based upon the current expense structure for Federated Ohio Municipal Income Fund Pro Forma Combined.

(g)	Adjustment to reflect the combining of two portfolios into one and legal fees based upon the current expense structure for Federated Ohio Municipal Income Fund Pro Forma Combined.

(h)	Adjustment to reflect the combining of two portfolios into one and portfolio accounting fees based upon the current expense structure for Federated Ohio Municipal Income Fund Pro Forma Combined.

(i)	Adjustment to reflect removal of distribution fees for Huntington Ohio Tax-Free Fund from Federated Ohio Municipal Income Fund Pro Forma Combined since Class A Shares of Federated Ohio Municipal Income Fund do not currently incur a similar fee.

(j)	Federated Ohio Municipal Income Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund’s Class A Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Adjustment is to reflect expense structure of Federated Ohio Municipal Income Fund on average daily net assets of the Federated Ohio Municipal Income Fund Pro Forma Combined Fund.

(k)	Adjustment to reflect the combining of two portfolios into one and share registration costs based upon the current expense structure for Federated Ohio Municipal Income Fund Pro Forma Combined.

(l)	Adjustment to reflect the combining of two portfolios into one and printing and postage costs based upon the current expense structure for Federated Ohio Municipal Income Fund Pro Forma Combined.

(m)	Adjustment to reflect removal of Chief Compliance Officer fees for Huntington Ohio Tax-Free Fund from Federated Ohio Municipal Income Fund Pro Forma Combined since Federated Ohio Municipal Income Fund does not currently incur a similar fee.

(n)	Adjustment to reflect the combining of two portfolios into one and insurance premiums based upon the current expense structure for Federated Ohio Municipal Income Fund Pro Forma Combined.

(o)	Adjustment to reflect the combining of two portfolios into one and miscellaneous expenses based upon the current expense structure for Federated Ohio Municipal Income Fund Pro Forma Combined.

(p)	Adjustment to reflect the voluntary waiver of investment advisory fees on the average daily net assets of Federated Ohio Municipal Income Fund Pro Forma Combined. The adviser of Federated Ohio Municipal Income Fund and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund’s Class A Shares and Class F Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.75% and 0.90%, respectively, up to but not including the later of (the “Termination Date”); (a) October 1, 2014; or (b) the date of the Fund’s next effective Prospectus. While the adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or increased prior to the Termination Date with the agreement of the Fund’s Trustees.

(q)	Adjustment to reflect the voluntary waiver of distribution services fees necessary to maintain the voluntary cap of 0.90% on the Class F Shares of Federated Ohio Municipal Income Fund Pro Forma Combined.

HUNTINGTON SHORT/INTERMEDIATE FIXED INCOME SECURITIES FUND and

FEDERATED SHORT-INTERMEDIATE TOTAL RETURN BOND FUND

PRO FORMA FINANCIAL STATEMENTS FOR THE PERIOD ENDED AUGUST 31, 2013

(UNAUDITED)

INTRODUCTION

The accompanying unaudited Pro Forma Combining Portfolios of Investments, Statements of Assets and Liabilities and Statements of Operations (Pro Forma Financial Statements) reflect the accounts of Huntington Short/Intermediate Fixed Income Securities Fund and Federated Short-Intermediate Total Return Bond Fund (individually referred to as the “Fund” or collectively as the “Funds”), for the period ended August 31, 2013. Huntington Short/Intermediate Fixed Income Securities Fund (the “Acquired Fund”) will be reorganized into Federated Short-Intermediate Total Return Bond Fund (the “Acquiring Fund”) as of the close of business on or about May 16, 2014. For the purposes of these Pro Forma Financial Statements, the financial information covers the period from September 1, 2012 to August 31, 2013. These statements have been derived from the books and records utilized in calculating daily net asset values at August 31, 2013.

The Pro Forma Financial Statements give effect to the proposed exchange of assets of Class A Shares and Institutional Shares of Huntington Short/Intermediate Fixed Income Securities Fund for Class A Shares and Institutional Shares, respectively, of Federated Short-Intermediate Total Return Bond Fund. Under generally accepted accounting principles, Federated Short-Intermediate Total Return Bond Fund will be the surviving entity for accounting purposes with its historical cost of investment securities and results of operations being carried forward.

The Pro Forma Financial Statements have been adjusted to reflect the anticipated advisory fee arrangement for the surviving entity. Certain other operating costs have also been adjusted to reflect anticipated expenses of the combined entity. Other costs which may change as a result of the reorganization are currently undeterminable.

Huntington Short/Intermediate Fixed Income Securities Fund
Federated Short-Intermediate Total Return Bond Fund
Pro Forma Combining Portfolios of Investments
August 31, 2013 (unaudited)

		Federated				Federated
		Short-				Short-
Huntington	Federated	Intermediate		Huntington	Federated	Intermediate
Short/	Short-	Total Return		Short/	Short-	Total Return
Intermediate	Intermediate	Bond		Intermediate	Intermediate	Bond
Fixed Income	Total Return	Fund		Fixed Income	Total Return	Fund
Securities	Bond	Pro Forma		Securities	Bond	Pro Forma
Fund	Fund	Combined		Fund	Fund	Combined

Principal Amount or Shares				Value

			CORPORATE BONDS - 71.7%
			Basic Industry - Chemical - 1.6%
0	990,000	990,000	Dow Chemical Co., Note, 8.55%, 5/15/2019	$0	$1,259,356	$1,259,356
0	250,000	250,000	Ecolab, Inc., Sr. Unsecd. Note, 4.35%, 12/8/2021	0	261,218	261,218
2,000,000	0	0	Ecolab, Inc., 3.000%, 12/8/16	1,045,673	0	1,045,673
0	20,000	20,000	Praxair, Inc., 4.625%, 3/30/2015	0	21,264	21,264
0	50,000	50,000	RPM International, Inc., 6.50%, 2/15/2018	0	56,161	56,161
0	100,000	100,000	RPM International, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2019	0	113,545	113,545
0	35,000	35,000	Rohm & Haas Co., 6.00%, 9/15/2017	0	39,980	39,980
2,000,000	0	0	Sherwin-Williams Co./The. 3.125%, 12/15/14	2,060,190	0	2,060,190
			TOTAL	3,105,863	1,751,524	4,857,387
			Basic Industry - Metals & Mining - 3.5%
0	1,000,000	1,000,000	Alcoa, Inc., 5.87%, 2/23/2022	0	987,961	987,961
0	785,000	785,000	Alcoa, Inc., Sr. Unsecd. Note, 5.40%, 4/15/2021	0	775,165	775,165
0	120,000	120,000	Allegheny Technologies, Inc., Sr. Note, 9.375%, 6/1/2019	0	142,067	142,067
0	200,000	200,000	[1,2]Anglo American Capital PLC, Company Guarantee, Series 144A, 2.625%, 4/3/2017	0	195,261	195,261
0	710,000	710,000	Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 5.125%, 8/1/2022	0	596,296	596,296
0	750,000	750,000	Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 8.50%, 7/30/2020	0	749,250	749,250
2,000,000	0	2,000,000	Barrick Gold Corp., 2.900%, 5/30/16	2,011,142	0	2,011,142
0	50,000	50,000	BHP Billiton Finance (USA), Inc., Company Guarantee, 6.50%, 4/1/2019	0	59,192	59,192
0	50,000	50,000	Barrick Gold Corp., Sr. Unsecd. Note, 6.95%, 4/1/2019	0	55,295	55,295
0	50,000	50,000	Carpenter Technology Corp., Sr. Unsecd. Note, 5.20%, 7/15/2021	0	51,091	51,091
0	500,000	500,000	[1,2]Codelco, Inc., Series 144A, 3.00%, 7/17/2022	0	442,567	442,567
0	750,000	750,000	Goldcorp, Inc., Sr. Unsecd. Note, 2.125%, 3/15/2018	0	722,327	722,327
0	1,450,000	1,450,000	[1,2]Hyundai Steel Co., Sr. Unsecd. Note, Series 144A, 4.625%, 4/21/2016	0	1,519,504	1,519,504
0	1,175,000	1,175,000	Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.50%, 4/15/2023	0	1,121,606	1,121,606
0	100,000	100,000	Rio Tinto Finance USA Ltd., Sr. Unsecd. Note, 2.25%, 12/14/2018	0	96,923	96,923
0	1,000,000	1,000,000	Southern Copper Corp., Sr. Unsecd. Note, 3.50%, 11/8/2022	0	880,251	880,251
			TOTAL	2,011,142	8,394,756	10,405,898
			Basic Industry-Paper - 0.5%
0	1,200,000	1,200,000	Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 10/1/2019	0	1,442,702	1,442,702
			Capital Goods - Aerospace and Defense-0.3%
0	550,000	550,000	Embraer Overseas Ltd., Sr. Unsecd. Note, 6.375%, 1/15/2020	0	606,375	606,375
0	250,000	250,000	Embraer Overseas Ltd., Sr. Unsecd. Note, 6.375%, 1/24/2017	0	275,000	275,000
0	25,000	25,000	Rockwell Collins, Inc., Sr. Unsecd. Note, 3.10%, 11/15/2021	0	24,391	24,391
			TOTAL	0	905,766	905,766
			Capital Goods - Building Materials-0.3%
0	625,000	625,000	Masco Corp., Sr. Unsecd. Note, 7.125%, 3/15/2020	0	706,250	706,250
0	200,000	200,000	Valmont Industries, Inc., Sr. Unsecd. Note, 6.625%, 4/20/2020	0	224,060	224,060
			TOTAL	0	930,310	930,310
			Capital Goods - Construction Machinery—0.7%
0	25,000	25,000	Caterpillar, Inc., 7.00%, 12/15/2013	0	25,453	25,453
2,000,000	0	2,000,000	Caterpillar, Inc., 1.500%, 6/26/17	1,975,266	0	1,975,266
			TOTAL	1,975,266	25,453	2,000,719
			Capital Goods - Diversified Manufacturing—0.1%
0	15,000	15,000	Dover Corp., Note, 5.45%, 3/15/2018	0	17,053	17,053
0	10,000	10,000	Emerson Electric Co., 4.875%, 10/15/2019	0	11,258	11,258
0	250,000	250,000	[1,2]Hutchison Whampoa International Ltd., Company Guarantee, Series 144A, 3.50%, 1/13/2017	0	258,394	258,394
0	50,000	50,000	Ingersoll-Rand Global Holding Co. Ltd., 6.875%, 8/15/2018	0	58,658	58,658
0	40,000	40,000	[1,2]Textron Financial Corp., Jr. Sub. Note, Series 144A, 6.00%, 2/15/2067	0	35,700	35,700
			TOTAL	0	381,063	381,063
			Capital Goods - Packaging—0.2%
0	500,000	500,000	Rock-Tenn Co., Sr. Unsecd. Note, 4.00%, 3/1/2023	0	479,241	479,241
			Communications - Media Noncable—0.3%
0	969,000	969,000	Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 2.25%, 11/15/2017	0	944,177	944,177
			Communications - Telecom Wireless—1.0%
0	1,000,000	1,000,000	America Movil S.A.B. de C.V., 3.125%, 7/16/2022	0	902,978	902,978
0	75,000	75,000	America Movil S.A.B. de C.V., Note, 5.75%, 1/15/2015	0	79,980	79,980
0	200,000	200,000	American Tower Corp., Sr. Unsecd. Note, 3.40%, 2/15/2019	0	199,973	199,973
0	800,000	800,000	American Tower Corp., Sr. Unsecd. Note, 4.50%, 1/15/2018	0	845,914	845,914
0	1,075,000	1,075,000	Telefonaktiebolaget LM Ericsson, Sr. Unsecd. Note, 4.125%, 5/15/2022	0	1,053,238	1,053,238
			TOTAL	0	3,082,083	3,082,083
			Communications - Telecom Wirelines—1.6%
2,000,000	0	0	AT&T, Inc. 2.400%, 8/15/16	2,056,520	0	2,056,520
0	60,000	60,000	CenturyLink, Inc., Sr. Note, Series Q, 6.15%, 9/15/2019	0	62,700	62,700
0	520,000	520,000	Orange SA, Sr. Unsecd. Note, 5.375%, 7/8/2019	0	568,709	568,709
0	95,000	95,000	Rogers Communications, Inc., Company Guarantee, 6.80%, 8/15/2018	0	112,515	112,515
1,000,000	0	0	Verizon Communications, Inc. 1.100%, 11/1/17	963,597	0	963,597
1,000,000	0	0	Verizon Wireless, 7.375%, 11/15/13	1,013,094	0	1,013,094
			TOTAL	4,033,211	743,924	4,777,135
			Consumer Cyclical - Automotive—1.9%
0	250,000	250,000	[1,2]Daimler Finance NA LLC, Company Guarantee, 2.95%, 1/11/2017	0	257,388	257,388
0	150,000	150,000	[1,2]Daimler Finance NA LLC, Company Guarantee, Series 144A, 1.875%, 1/11/2018	0	147,175	147,175
0	400,000	400,000	Ford Motor Co., Sr. Unsecd. Note, 4.75%, 1/15/2043	0	353,874	353,874
0	1,250,000	1,250,000	Ford Motor Credit Co., Sr. Unsecd. Note, 2.375%, 1/16/2018	0	1,216,116	1,216,116
0	500,000	500,000	Ford Motor Credit Co., Sr. Unsecd. Note, 3.00%, 6/12/2017	0	503,674	503,674
0	250,000	250,000	[1,2]Hyundai Capital America, Sr. Unsecd. Note, Series 144A, 2.875%, 8/9/2018	0	248,659	248,659
1,000,000	0	1,000,000	Johnson Controls, Inc. 4.875%, 9/15/13	1,001,154	0	1,001,154
0	100,000	100,000	[1,2]Nissan Motor Acceptance Corp., Note, Series 144A, 4.50%, 1/30/2015	0	104,925	104,925
0	830,000	830,000	[1,2]Nissan Motor Acceptance Corp., Sr. Unsecd. Note, Series 144A, 1.95%, 9/12/2017	0	817,568	817,568
0	1,000,000	1,000,000	[1,2]RCI Banque SA, Sr. Unsecd. Note, 3.50%, 4/3/2018	0	996,908	996,908
			TOTAL	1,001,154	4,646,287	5,647,441
			Consumer Cyclical - Entertainment—1.2%
2,000,000	0	2,000,000	Time Warener, Inc. 3.150%, 7/15/15	2,081,968	0	2,081,968
0	125,000	125,000	Time Warner, Inc., Company Guarantee, 6.875%, 6/15/2018	0	149,275	149,275
0	250,000	250,000	Time Warner, Inc., Sr. Unsecd. Note, 3.40%, 6/15/2022	0	238,738	238,738
0	70,000	70,000	Viacom, Inc., 2.50%, 9/1/2018	0	69,245	69,245
1,000,000	0	1,000,000	Walt Disney/Co.The, 4.500%, 12/15/13	1,011,299	0	1,011,299
0	100,000	100,000	Walt Disney Co., Sr. Unsecd. Note, Series MTN, 3.75%, 6/1/2021	0	104,065	104,065
			TOTAL	3,093,267	561,323	3,654,590
			Consumer Cyclical - Lodging—0.4%
0	1,119,000	1,119,000	Choice Hotels International, Inc., Company Guarantee, 5.70%, 8/28/2020	0	1,172,153	1,172,153
0	75,000	75,000	Marriott International, Inc., Sr. Unsecd. Note, 3.00%, 3/1/2019	0	75,245	75,245
			TOTAL	0	1,247,398	1,247,398
			Consumer Cyclical - Retailers - 0.4%
1,000,000	0	1,000,000	CVS Caremark Corp., 4.875%, 9/15/14	1,042,960	0	1,042,960
			Consumer Cyclical - Services—0.2%
0	500,000	500,000	Expedia, Inc., Company Guarantee, 5.95%, 8/15/2020	0	520,030	520,030
			Consumer Non-Cyclical - Food/Beverage—3.0%
2,000,000	0	2,000,000	Anheuser-Busch InBev Worldwide, Inc. 1.375%, 7/15/17	1,977,460	0	1,977,460
2,000,000	0	2,000,000	Coca-Cola Enterprises, Inc. 1.125%, 11/12/13	2,002,230	0	2,002,230
0	1,250,000	1,250,000	ConAgra Foods, Inc., Sr. Unsecd. Note, 3.20%, 1/25/2023	0	1,167,349	1,167,349
0	300,000	300,000	[1,2]Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 4.50%, 1/25/2022	0	297,058	297,058
2,000,000	0	2,000,000	Kellogg Co. 1.750%, 5/17/17	1,994,460	0	1,994,460
0	1,000,000	1,000,000	[1,2]Kerry Group Financial Services, Sr. Unsecd. Note, Series 144A, 3.20%, 4/9/2023	0	910,297	910,297
0	150,000	150,000	[1,2]Pernod-Ricard SA, Sr. Unsecd. Note, 4.25%, 7/15/2022	0	150,948	150,948
0	10,000	10,000	The Coca-Cola Co., Sr. Unsecd. Note, Series WI, 1.80%, 9/1/2016	0	10,214	10,214
0	475,000	475,000	Tyson Foods, Inc., Sr. Unsecd. Note, 4.50%, 6/15/2022	0	488,432	488,432
			TOTAL	5,974,150	3,024,298	8,998,448
			Consumer Non-Cyclical - Health Care—2.2%
0	500,000	500,000	Boston Scientific Corp., 6.00%, 1/15/2020	0	570,603	570,603
0	1,300,000	1,300,000	CareFusion Corp., Sr. Unsecd. Note, 6.375%, 8/1/2019	0	1,476,815	1,476,815
0	980,000	980,000	Express Scripts, Inc., Sr. Unsecd. Note, 7.25%, 6/15/2019	0	1,190,524	1,190,524
2,000,000	0	2,000,000	Laboratory Corp. of America Holdings, 2.200%, 8/23/17	1,979,146	0	1,979,146
0	140,000	140,000	Laboratory Corp. of America Holdings, Sr. Unsecd. Note, 3.75%, 8/23/2022	0	134,688	134,688
0	1,100,000	1,100,000	Life Technologies Corp., Sr. Note, 6.00%, 3/1/2020	0	1,231,074	1,231,074
			TOTAL	1,979,146	4,603,704	6,582,850
			Consumer Non-Cyclical - Supermarkets—0.7%
2,000,000	0	2,000,000	Kroger Co./The, 4.500%, 1/15/17	2,015,680	0	2,015,680
0	100,000	100,000	Kroger Co., Note, 6.80%, 12/15/2018	0	118,831	118,831
			TOTAL	2,015,680	118,831	2,134,511
			Consumer Non-Cyclical - Tobacco—0.0%
0	15,000	15,000	Altria Group, Inc., 9.25%, 8/6/2019	0	19,685	19,685
0	50,000	50,000	Philip Morris International, Inc., 5.65%, 5/16/2018	0	57,602	57,602
			TOTAL	0	77,287	77,287
			Consumer Discretionary - 2.3%
2,000,000	0	2,000,000	Amazon.com, Inc. 1.200%, 11/29/17	1,936,340	0	1,936,340
2,000,000	0	2,000,000	DIRECTV Holdings LLC/DIRECTV Financing Co, Inc. 1.750%, 1/15/18	1,905,002	0	1,905,002
1,000,000	0	1,000,000	Home Dept, Inc/The., 5.250%, 12/16/13	1,013,512	0	1,013,512
2,000,000	0	2,000,000	[1,2]TCM Sub LLC., 3.550%, 1/15/15	2,062,874	0	2,062,874
			TOTAL	6,917,728	0	6,917,728
			Energy - 2.2%
267,000	0	267,000	ConocoPhillips, 4.750%, 2/1/14	271,678	0	271,678
2,000,000	0	2,000,000	FMC Technologies, Inc., 2.000%, 10/1/17	1,963,208	0	1,963,208
2,000,000		2,000,000	Murphy Oil., 2.500%, 12/1/17	1,973,962	0	1,973,962
2,250,000	0	2,250,000	Spectra Energy Capital LLC., 5.900%, 9/15/13	2,253,170	0	2,253,170
			TOTAL	6,462,018	0	6,462,018
			Energy - Independent—0.4%
1,000,000	0	1,000,000	Apache Corp., 6.000%, 9/15/13	1,001,517	0	1,001,517
0	70,000	70,000	Devon Energy Corp., 6.30%, 1/15/2019	0	80,674	80,674
0	100,000	100,000	Talisman Energy, Inc., Sr. Unsecd. Note, 5.50%, 5/15/2042	0	94,316	94,316
			TOTAL	1,001,517	174,990	1,176,507
			Energy - Integrated - 0.5%
0	450,000	450,000	Husky Energy, Inc., Sr. Unsecd. Note, 3.95%, 4/15/2022	0	449,223	449,223
0	1,000,000	1,000,000	Petrobras International Finance Co., Sr. Unsecd. Note, 5.375%, 1/27/2021	0	979,766	979,766
0	90,000	90,000	Phillips 66, Sr. Unsecd. Note, 1.95%, 3/5/2015	0	91,374	91,374
			TOTAL	0	1,520,363	1,520,363
			Energy - Oil Field Services—2.0%
2,000,000	0	2,000,000	Halliburton Co., 2.000%, 8/1/18	1,979,872	0	1,979,872
0	275,000	275,000	Nabors Industries, Inc., Company Guarantee, 5.00%, 9/15/2020	0	280,819	280,819
0	1,000,000	1,000,000	Nabors Industries, Inc., Sr. Unsecd. Note, 4.625%, 9/15/2021	0	991,499	991,499
2,000,000	0	0	[1,2]Schlumberger Norge AS, 1.950%, 9/14/16	2,029,100	0	2,029,100
0	665,000	665,000	Weatherford International Ltd., 6.00%, 3/15/2018	0	740,450	740,450
			TOTAL	4,008,972	2,012,768	6,021,740
			Energy - Refining—0.4%
0	300,000	300,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 5.125%, 3/1/2021	0	321,585	321,585
0	100,000	100,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 6.50%, 3/1/2041	0	110,026	110,026
0	125,000	125,000	Valero Energy Corp., 7.50%, 4/15/2032	0	147,666	147,666
0	200,000	200,000	Valero Energy Corp., 9.375%, 3/15/2019	0	258,324	258,324
0	375,000	375,000	Valero Energy Corp., Sr. Unsecd. Note, 6.625%, 6/15/2037	0	409,823	409,823
			TOTAL	0	1,247,424	1,247,424
			Financials - 1.0%
1,000,000	0	1,000,000	Boeing Capital Corp, 3.250%, 10/27/14	1,031,883	0	1,031,883
2,000,000	0	2,000,000	Manulife Financial Corp., 3.400%, 9/17/15	2,094,162	0	2,094,162
			TOTAL	3,126,045	0	3,126,045
			Financial Institution - Banking—13.9%
2,000,000	0	2,000,000	American Express Credit Co. MTN, 2.750%, 9/15/15	2,072,808	0	2,072,808
0	143,000	143,000	American Express Co., 2.65%, 12/2/2022	0	130,770	130,770
0	90,000	90,000	Associated Banc-Corp., Sr. Unsecd. Note, 5.125%, 3/28/2016	0	96,208	96,208
2,000,000	0	2,000,000	Bank of America Corp, MTN, 1.250%, 1/11/16	1,989,106	0	1,989,106
0	5,000	5,000	Bank of America Corp., Sr. Note, 5.375%, 6/15/2014	0	5,168	5,168
0	50,000	50,000	Bank of America Corp., Sr. Note, 7.375%, 5/15/2014	0	52,306	52,306
0	500,000	500,000	Bank of America Corp., Sr. Unsecd. Note, 7.625%, 6/1/2019	0	601,667	601,667
0	1,000,000	1,000,000	Bank of America Corp., Sr. Unsecd. Note, Series, 2.00%, 1/11/2018	0	970,532	970,532
2,000,000	0	2,000,000	Bank of Montreal., MTN, 2.50%, 1/11/2017	2,049,398	0	2,049,398
2,000,000	0	2,000,000	Bank of New York Mellon Corp., MTN, 2.400%, 1/17/2017	2,043,424	0	2,043,424
2,000,000	0	2,000,000	Bank of Nova Scotia, 1.375%, 12/18/2017	1,942,650	0	1,942,650
2,000,000	0	2,000,000	BB&T Corp., MTN, 1.600%, 8/15/2017	1,966,990	0	1,966,990
	1,200,000	1,200,000	Capital One Bank., Sub. Note, 3.375%, 2/15/2023		1,116,031	1,116,031
1,500,000	0	1,500,000	Citigroup, Inc., Sr. Note, 5.375%, 1/15/2105	1,598,719	0	1,598,719
0	50,000	50,000	Citigroup, Inc., Sr. Note, 5.375%, 8/9/2020	0	55,419	55,419
0	100,000	100,000	Citigroup, Inc., Sr. Unsecd. Note, 4.45%, 1/10/2017	0	107,647	107,647
0	400,000	400,000	Citigroup, Inc., Sub. Note, 4.05%, 7/30/2022	0	384,814	384,814
0	100,000	100,000	City National Corp., Sr. Unsecd. Note, 5.25%, 9/15/2020	0	106,780	106,780
2,000,000	0	2,000,000	Fifth Third Bancorp, 3.625%, 1/15/15	2,102,886	0	2,102,886
1,500,000	0	1,500,000	Goldman Sachs Group, Inc/The. 5.500%, 11/15/14	1,579,491	0	1,579,491
0	500,000	500,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.625%, 1/22/2023	0	472,178	472,178
0	250,000	250,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.25%, 7/27/2021	0	267,067	267,067
0	1,125,000	1,125,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.75%, 1/24/2022	0	1,235,170	1,235,170
2,000,000	0	2,000,000	[1,2]HSBC Bank PLC, 3.500%, 6/28/15	2,095,054	0	2,095,054
0	1,000,000	1,000,000	HSBC USA, Inc., Sr. Unsecd. Note, 1.625%, 1/16/2018	0	969,577	969,577
0	1,010,000	1,010,000	Huntington Bancshares, Inc., Sub. Note, 7.00%, 12/15/2020	0	1,185,435	1,185,435
0	200,000	200,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 3.20%, 1/25/2023	0	186,033	186,033
0	1,200,000	1,200,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 4.50%, 1/24/2022	0	1,244,648	1,244,648
0	100,000	100,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 6.30%, 4/23/2019	0	116,181	116,181
0	725,000	725,000	JPMorgan Chase & Co., Sub. Note, 3.375%, 5/1/2023	0	658,290	658,290
1,000,000	0	1,000,000	KeyBank NA, 5.091%, 3/26/15	1,064,327	0	1,064,327
2,000,000	0	2,000,000	Manufacturers & Traders Trust Co., Series BKNT, 1.450%, 3/7/18	1,942,076	0	1,942,076
0	1,000,000	1,000,000	Merrill Lynch & Co., Inc., Sub., 5.70%, 5/2/2017	0	1,087,684	1,087,684
0	1,130,000	1,130,000	Morgan Stanley, Sr. Unsecd. Note, Series MTN, 5.95%, 12/28/2017	0	1,264,736	1,264,736
0	500,000	500,000	Morgan Stanley, Sub. Note, 4.10%, 5/22/2023		458,314	458,314
2,000,000	0	2,000,000	Royal Bank of Canada, 1.450%, 10/30/14	2,021,036	0	2,021,036
0	300,000	300,000	[1,2]Santander US Debt SA Unipersonal, Bank Guarantee, Series 144A, 3.781%, 10/7/2015	0	306,582	306,582
0	45,000	45,000	SunTrust Banks, Inc., Sr. Unsecd. Note, 3.60%, 4/15/2016	0	47,469	47,469
2,000,000	0	2,000,000	US Bancorp, MTN, 2.200%, 11/15/16	2,056,104	0	2,056,104
1,500,000	0	1,500,000	Wells Fargo & Co., 1.500%, 1/16/18	1,460,959	0	1,460,959
0	350,000	350,000	Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 4.60%, 4/1/2021	0	377,014	377,014
			TOTAL	27,985,028	13,503,720	41,488,748
			Financial Institution - Brokerage—0.7%
0	10,000	10,000	Janus Capital Group, Inc., Sr. Note, 6.70%, 6/15/2017	0	11,125	11,125
0	725,000	725,000	Jefferies Group LLC, Sr. Unsecd. Note, 5.125%, 1/20/2023	0	727,183	727,183
0	730,000	730,000	Legg Mason, Inc., Sr. Unsecd. Note, 5.50%, 5/21/2019	0	785,268	785,268
0	500,000	500,000	NASDAQ OMX Group, Inc., Sr. Unsecd. Note, 5.55%, 1/15/2020	0	525,813	525,813
			TOTAL	0	2,049,389	2,049,389
			Financial Institution - Finance Noncaptive—1.5%
0	1,250,000	1,250,000	Discover Bank, Sr. Unsecd. Note, 2.00%, 2/21/2018	0	1,209,731	1,209,731
2,500,000	0	2,500,000	General Electric Capital Corp., GMTN,. 1.600%, 11/20/17	2,451,117	0	2,451,117
0	1,000,000	1,000,000	[1,2]General Electric Capital Corp. & LJ VP Holdings LLC, Sr. Unsecd. Note, Series 144A, 3.80%, 6/18/2019	0	1,035,034	1,035,034
0	290,000	290,000	General Electric Capital Corp., 5.625%, 5/1/2018	0	330,782	330,782
0	100,000	100,000	General Electric Capital Corp., Sr. Unsecd. Note, 2.90%, 1/9/2017	0	103,512	103,512
0	500,000	500,000	General Electric Capital Corp., Sr. Unsecd. Note, 4.65%, 10/17/2021	0	526,803	526,803
			TOTAL	2,451,117	1,996,131	4,447,248
			Financial Institution - Insurance - Health—0.8%
0	75,000	75,000	UnitedHealth Group, Inc., Sr. Unsecd. Note, 6.00%, 2/15/2018	0	87,236	87,236
2,000,000	0	2,000,000	Wellpoint, Inc. 5.250%, 1/15/16	2,181,288	0	2,181,288
			TOTAL	2,181,288	87,236	2,268,524
			Financial Institution - Insurance - Life—3.5%
0	750,000	750,000	Aflac, Inc., Sr. Unsecd. Note, 3.625%, 6/15/2023	0	723,648	723,648
0	500,000	500,000	American International Group, Inc., Sr. Unsecd. Note, 6.40%, 12/15/2020	0	583,556	583,556
0	1,000,000	1,000,000	Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 5.375%, 3/15/2017	0	1,097,468	1,097,468
0	1,000,000	1,000,000	Lincoln National Corp., Sr. Secd. Note, 8.75%, 7/1/2019	0	1,285,087	1,285,087
2,000,000	0	2,000,000	[1,2]Metropolitan Life Global Funding I, 1.500%, 1/10/18	1,940,012	0	1,940,012
0	150,000	150,000	[1,2]MetLife Institutional Funding II, Company Guarantee, Series 144A, 1.625%, 4/2/2015	0	151,666	151,666
0	150,000	150,000	MetLife, Inc., Sr. Unsecd. Note, Series A, 6.817%, 8/15/2018	0	180,850	180,850
0	1,000,000	1,000,000	Principal Financial Group, Inc., Sr. Unsecd. Note, 3.125%, 5/15/2023	0	943,831	943,831
0	210,000	210,000	Principal Financial Group, Inc., Sr. Unsecd. Note, 3.30%, 9/15/2022	0	203,234	203,234
2,000,000	0	2,000,000	Prudential Financial, Inc. MTN, 3.875%, 1/14/15	2,082,532	0	2,082,532
0	1,000,000	1,000,000	Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 6.10%, 6/15/2017		1,140,495	1,140,495
			TOTAL	4,022,544	6,309,835	10,332,379
			Financial Institution - Insurance - P&C—0.7%
0	25,000	25,000	ACE INA Holdings, Inc., 5.60%, 5/15/2015	0	27,001	27,001
0	350,000	350,000	CNA Financial Corp., Sr. Unsecd. Note, 7.35%, 11/15/2019	0	423,185	423,185
0	50,000	50,000	Chubb Corp., Sr. Note, 5.75%, 5/15/2018	0	57,723	57,723
0	30,000	30,000	Horace Mann Educators Corp., Sr. Note, 6.85%, 4/15/2016	0	32,823	32,823
0	750,000	750,000	[1,2]Liberty Mutual Group, Inc., Series 144A, 4.95%, 5/1/2022	0	771,037	771,037
0	500,000	500,000	[1,2]Liberty Mutual Group, Inc., Sr. Unsecd. Note, Series 144A, 4.25%, 6/15/2023	0	482,365	482,365
0	75,000	75,000	[1,2]Liberty Mutual Group, Inc., Unsecd. Note, Series 144A, 5.75%, 3/15/2014	0	76,602	76,602
0	60,000	60,000	[1,2]Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 8/15/2039	0	84,037	84,037
0	25,000	25,000	The Travelers Cos., Inc., Sr. Unsecd. Note, 5.50%, 12/1/2015	0	27,565	27,565
			TOTAL	0	1,982,338	1,982,338
			Financial Institution - REITs—2.3%
0	500,000	500,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.90%, 6/15/2023	0	466,905	466,905
0	250,000	250,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.60%, 4/1/2022	0	249,932	249,932
	1,020,000	1,020,000	Equity One, Inc., Bond, 6.00%, 9/15/2017	0	1,129,857	1,129,857
1,000,000	0	1,000,000	HCP, Inc. 2.700%, 2/1/14	1,007,169	0	1,007,169
0	150,000	150,000	Health Care REIT, Inc., Sr. Unsecd. Note, 4.125%, 4/1/2019	0	156,029	156,029
0	700,000	700,000	1,2Healthcare Trust of America, Series 144A, 3.70%, 4/15/2023	0	651,297	651,297
0	115,000	115,000	Liberty Property LP, 6.625%, 10/1/2017	0	131,184	131,184
0	100,000	100,000	Regency Centers LP, Company Guarantee, 4.80%, 4/15/2021	0	104,377	104,377
2,060,000	0	2,060,000	Simon Property Group LP, 4.200%, 2/1/15	2,141,057	0	2,141,057
0	50,000	50,000	Simon Property Group LP, 6.75%, 5/15/2014	0	51,326	51,326
0	650,000	650,000	UDR, Inc., Company Guarantee, 4.625%, 1/10/2022	0	666,394	666,394
			TOTAL	3,148,226	3,607,301	6,755,527
			Health Care - 5.5%
2,000,000	0	2,000,000	Cardinal Health, Inc., 1.700%, 3/15/18	1,937,960	0	1,937,960
2,232,000	0	2,232,000	Celegene Corp., 2.450%, 10/15/15	2,293,590	0	2,293,590
2,000,000	0	2,000,000	Covidien International Finance SA, 2.800%, 6/15/15	2,066,012	0	2,066,012
2,000,000	0	2,000,000	Express Scripts Holding Co., 2.650%, 2/15/17	2,047,920	0	2,047,920
2,000,000	0	2,000,000	Mckesson Corp., 1.400%, 3/15/18	1,930,770	0	1,930,770
1,000,000	0	1,000,000	Medtronic, Inc., 2.625%, 3/15/16	1,038,002	0	1,038,002
2,000,000	0	2,000,000	Quest Diagnostics Inc., 3.200%, 4/1/16	2,071,768	0	2,071,768
2,000,000	0	2,000,000	Thermo Fisher Scientific, Inc., 2.250%, 8/15/16	2,028,192	0	2,028,192
1,000,000	0	1,000,000	Zimmer Holdings, Inc., 1.400%, 11/30/14	1,005,471	0	1,005,471
			TOTAL	16,419,685	0	16,419,685
			Industrials - 2.2%
2,000,000	0	2,000,000	Danaher Corp., 2.300%, 6/23/16	2,054,438	0	2,054,438
2,000,000	0	2,000,000	[1,2]Eaton Corp., 1.500%, 11/2/17	1,954,198	0	1,954,198
1,500,000	0	1,500,000	JB Hunt Transport Services, Inc., 3.375%, 9/15/15	1,552,197	0	1,552,197
1,000,000	0	1,000,000	Roper Industries, Inc., 1.850%, 11/15/17	981,403	0	981,403
			TOTAL	6,542,236	0	6,542,236
			Materials - 2.7%
2,000,000	0	2,000,000	Air Products & Chemicals, Inc., 2.000%, 8/2/16	2,034,272	0	2,034,272
1,150,000	0	1,150,000	Airgas, Inc., 1.650%, 2/15/18	1,112,539	0	1,112,539
2,000,000	0	2,000,000	Eastman Chemical Co., 2.400%, 6/1/17	2,010,130	0	2,010,130
2,000,000	0	2,000,000	Freeport-McMoRan Copper & Gold, Inc., 2.150%, 3/1/17	1,958,538	0	1,958,538
1,000,000	0	1,000,000	[1,2]Xstrata PLC, 2.700%, 10/25/17	968,082	0	968,082
			TOTAL	8,083,561	0	8,083,561
			Sovereign—0.1%
0	475,000	475,000	Corp Andina De Fomento, Sr. Unsecd. Note, 4.375%, 6/15/2022	0	471,778	471,778
			Technology - 4.2%
2,000,000	0	0	Autodesk, Inc. 1.950%, 12/15/17	1,944,688	0	1,944,688
0	500,000	500,000	BMC Software, Inc., 7.25%, 6/1/2018	0	508,253	508,253
1,000,000	0	1,000,000	Broadcom Corp, 2.375%, 11/1/15	1,029,819	0	1,029,819
0	1,140,000	1,140,000	Fiserv, Inc., Sr. Note, 6.80%, 11/20/2017	0	1,323,091	1,323,091
1,500,000	0	1,500,000	Hewlett-Packard Co, 3.300%, 12/9/16	1,562,370	0	1,562,370
0	50,000	50,000	Hewlett-Packard Co., Sr. Unsecd. Note, 3.30%, 12/9/2016	0	52,089	52,089
2,000,000	0	2,000,000	Oracle Corp., 1.200%, 10/15/17	1,947,396	0	1,947,396
2,000,000	0	2,000,000	Symantec Corp., 2.750%, 9/15/15	2,059,742	0	2,059,742
2,000,000	0	2,000,000	Texas Instruments, Inc. 2.375%, 5/16/16	2,072,634	0	2,072,634
0	150,000	150,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 9/12/2022	0	147,465	147,465
			TOTAL	10,616,649	2,030,898	12,647,547
			Transportation - Railroads—0.0%
0	25,000	25,000	Burlington Northern Santa Fe Corp., 4.875%, 1/15/2015	0	26,337	26,337
			Transportation - Services—0.0%
0	40,000	40,000	[1,2]Enterprise Rent-A-Car USA Finance Co., Series 144A, 6.375%, 10/15/2017	0	45,981	45,981
0	150,000	150,000	[1,2]Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, [ctag:bx]Series 144A, 2.75%, 3/15/2017[ctag:ba]	0	151,955	151,955
			TOTAL	0	197,936	197,936
			Utilities - 0.6%
1,800,000	0	1,800,000	Questar Corp., 2.750%, 2/1/16	1,863,058	0	1,863,058
			Utility - Electric—2.0%
0	125,000	125,000	Commonwealth Edison Co., 1st Mtg. Bond, 5.80%, 3/15/2018	0	144,802	144,802
0	20,000	20,000	Consolidated Edison Co., Sr. Unsecd. Note, Series '06-C, 5.50%, 9/15/2016	0	22,549	22,549
0	1,000,000	1,000,000	Dominion Resources, Inc., Sr. Unsecd. Note, 8.875%, 1/15/2019	0	1,289,882	1,289,882
0	250,000	250,000	FirstEnergy Corp., Sr. Unsecd. Note, 4.25%, 3/15/2023	0	227,001	227,001
0	19,641	19,641	[1,2]Great River Energy, 1st Mtg. Note, Series 144A, 5.829%, 7/1/2017	0	21,045	21,045
0	10,000	10,000	Northern States Power Co., MN, 1st Mtg. Bond, 5.25%, 3/1/2018	0	11,397	11,397
0	450,000	450,000	PPL Capital Funding, Inc., Sr. Unsecd. Note, 4.20%, 6/15/2022	0	453,153	453,153
1,262,000	0	1,262,000	Southern Co., 4.150%, 5/15/14	1,293,653	0	1,293,653
1,000,000	0	1,000,000	Southern Co., 2.375%, 9/15/15	1,029,093	0	1,029,093
0	1,000,000	1,000,000	TECO Finance, Inc., Company Guarantee, 5.15%, 3/15/2020	0	1,086,211	1,086,211
0	300,000	300,000	UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/1/2020	0	305,088	305,088
			TOTAL	2,322,746	3,561,128	5,883,874
			Utility - Natural Gas Distributor—0.5%
0	100,000	100,000	Atmos Energy Corp., 8.50%, 3/15/2019	0	127,808	127,808
0	1,200,000	1,200,000	National Fuel Gas Co., Sr. Unsecd. Note, 3.75%, 3/1/2023	0	1,148,705	1,148,705
0	75,000	75,000	Sempra Energy, Sr. Unsecd. Note, 9.80%, 2/15/2019	0	100,071	100,071
0	25,000	25,000	Southern California Gas Co., 1st Mtg. Bond, 5.50%, 3/15/2014	0	25,652	25,652
			TOTAL	0	1,402,236	1,402,236
			Utility - Natural Gas Pipelines—1.0%
0	600,000	600,000	Enbridge Energy Partners LP, Sr. Unsecd. Note, 4.20%, 9/15/2021	0	603,923	603,923
0	40,000	40,000	Enbridge, Inc., Sr. Note, 5.60%, 4/1/2017	0	44,309	44,309
0	20,000	20,000	Enterprise Products Operating LLC, Company Guarantee, Series O, 9.75%, 1/31/2014	0	20,716	20,716
2,000,000	0	2,000,000	Kinder Morgan Energy Partners LP, 5.125%, 11/15/14	2,099,564	0	2,099,564
0	50,000	50,000	Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.80%, 3/1/2021	0	55,592	55,592
0	50,000	50,000	Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.85%, 2/15/2020	0	58,914	58,914
			TOTAL	2,099,564	783,454	2,883,018
			TOTAL CORPORATE BONDS (IDENTIFIED COST $214,655,088)	135,483,821	78,169,489	213,653,310
			COLLATERALIZED MORTGAGE OBLIGATIONS—5.1%
			Commercial Mortgage—5.0%
0	1,300,000	1,300,000	Citigroup Commercial Mortgage Trust 2013-GC11, Class B, 3.732%, 4/10/2046	0	1,210,225	1,210,225
0	1,420,000	1,420,000	Commercial Mortgage Pass-Through Certificates 2012-CR1, Class AM, 3.912%, 5/15/2045	0	1,403,019	1,403,019
0	2,525,000	2,525,000	Commercial Mortgage Pass-Through Certificates 2012-CR1, Class B, 4.612%, 5/15/2045	0	2,557,552	2,557,552
0	400,000	400,000	Commercial Mortgage Pass-Through Certificates 2012-LC4, Class AM, 4.063%, 12/10/2044	0	401,520	401,520
0	175,000	175,000	Commercial Mortgage Pass-Through Certificates 2012-LC4, Class B, 4.934%, 12/10/2044	0	181,477	181,477
0	750,000	750,000	[1,2]Commercial Mortgage Trust 2013-CR8, Class B, 3.971%, 6/10/2046	0	709,800	709,800
0	1,900,000	1,900,000	[1,2]FREMF Mortgage Trust 2013-K25, Class B, 3.812%, 11/25/2045	0	1,658,203	1,658,203
0	2,000,000	2,000,000	GS Mortgage Securities Corp. II 2012-GCJ7, Class AS, 4.085%, 5/10/2045	0	2,017,651	2,017,651
0	2,735,000	2,735,000	GS Mortgage Securities Corp. II 2012-GCJ7, Class B, 4.74%, 5/10/2045	0	2,797,577	2,797,577
0	450,000	450,000	Morgan Stanley Capital I 2012-C4, Class AS, 3.773%, 3/15/2045	0	440,861	440,861
0	735,000	735,000	[1,2]UBS-Barclays Commercial Mortgage Trust 2013-C6, Class B, 3.776%, 4/10/2046	0	694,628	694,628
0	195,000	195,000	UBS-Citigroup Commercial Mortgage Trust 2011-C1, Class A3, 3.595%, 1/10/2045	0	195,225	195,225
0	163,405	163,405	[1,2]Wells Fargo Commercial Mortgage Trust 2010-C1, Class A1, 3.349%, 11/15/2043	0	170,806	170,806
0	300,000	300,000	[1,2]Wells Fargo Commercial Mortgage Trust 2010-C1, Class A2, 4.393%, 11/15/2043	0	316,639	316,639
			TOTAL	0	14,755,183	14,755,183
			Government Agency—0.1%
0	377,974	377,974	Federal Home Loan Mortgage Corp. REMIC 3397 FC, 0.784%, 12/15/2037	0	381,049	381,049
			TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $15,722,280)	0	15,136,232	15,136,232
			GOVERNMENT AGENCY—5.5%
			Federal Agriculture Mortgage Association - 1.0%
3,000,000	0	3,000,000	3.250%, 6/25/14	3,070,686	0	3,070,686
			Federal Home Loan Bank - 2.4%
1,000,000	0	1,000,000	4.375%, 9/13/13	1,001,193	0	1,001,193
2,000,000	0	2,000,000	4.750%, 11/14/14	2,107,460	0	2,107,460
2,000,000	0	2,000,000	1.750%, 9/11/15	2,051,356	0	2,051,356
2,000,000	0	2,000,000	1.900%, 12/29/15	2,060,240	0	2,060,240
			TOTAL	7,220,249	0	7,220,249
			Federal National Mortgage Association—2.1%
1,500,000	0	1,500,000	Federal National Mortgage Association 1.300%, 11/17/14	1,518,861	0	1,518,861
3,000,000	0	3,000,000	Federal National Mortgage Association, 1.625%, 10/26/15	3,070,968	0	3,070,968
0	1,500,000	1,500,000	Federal National Mortgage Association, 1.250%, 9/28/2016	0	1,512,028	1,512,028
			TOTAL	4,589,829	1,512,028	6,101,857
			TOTAL GOVERNMENT AGENCY (IDENTIFIED COST $16,114,021)	14,880,764	1,512,028	16,392,792
			U.S. TREASURY—16.4%
0	14,442,400	14,442,400	3U.S. Treasury Inflation-Protected Note, Series A-2022, 0.125%, 1/15/2022	0	13,931,838	13,931,838
0	10,000,000	10,000,000	United States Treasury Note, 1.000%, 3/31/2017	0	9,968,359	9,968,359
0	15,000,000	15,000,000	United States Treasury Note, 1.750%, 5/31/2016	0	15,424,322	15,424,322
0	5,500,000	5,500,000	United States Treasury Note, 1.875%, 6/30/2020	0	5,385,381	5,385,381
4,250,000	0	4,250,000	United States Treasury Note, 1.000%, 8/31/16	4,276,231	0	4,276,231
			TOTAL U.S. TREASURY (IDENTIFIED COST $50,265,302)	4,276,231	44,709,900	48,986,131
			INVESTMENT COMPANIES—0.8%
0	1,137,084	1,137,084	[4,5]Federated Prime Value Obligations Fund, Institutional Shares, 0.07%	0	1,137,084	1,137,084
1,102,325	0	1,102,325	[6,7]Huntington U.S. Treasury Money Market Fund, Institutional Shares 0.030%	1,102,325	0	1,102,325
			TOTAL INVESTMENT COMPANIES (AT NET ASSET VALUE)	1,102,325	1,137,084	2,239,409
			TOTAL INVESTMENTS—99.5% (IDENTIFIED COST $298,996,100)[8]	155,743,141	140,664,733	296,407,874
			OTHER ASSETS AND LIABILITIES - NET—0.5%[9]	767,785	699,956	1,467,741
			TOTAL NET ASSETS—100%[10]	$156,510,926	$141,364,689	$297,875,615

At August 31, 2013, the Federated Short-Intermediate Total Return Bond Fund had the following outstanding futures contracts:

[tbl:expense,6,,1]

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
[11]United States Treasury Bond, 30 Year Short Futures	114	$15,037,313	December 2013	$(173,038)
[11]United States Treasury Bond, Ultra Long Short Futures	59	$8,370,625	December 2013	$(180,820)
[11]United States Treasury Notes, 5-Year Short Futures	71	$8,497,258	December 2013	$(26,230)
UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(380,088)

Unrealized Depreciation on Futures Contracts is included in "Other Assets and
Liabilities—Net."

1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At August 31, 2013, these restricted securities amounted to $24,759,349, which represented 8.3% of total net assets.
2	Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). At August 31, 2013, these liquid restricted securities amounted to $24,759,349, which represented 8.3% of total net assets.
3	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding short futures contracts.
4	Affiliated holding.
5	7-day net yield.
6	Rate disclosed is the seven day yield as of August 31, 2013. Affiliate of the Huntington Fund.
7	Anticipated to be sold in connection with, and prior to, Reorganization.
8	The cost of investments for federal tax purposes of the Proforma Combined Fund amounts to $272,109,520.
9	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
10	Includes adjustment for prepaid assets which will not transfer as a result of the reorganization.
11	Non-income-producing security.

Note: The categories of investments are shown as a percentage of total net assets at August 31, 2013.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1--quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.

Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3--significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of August 31,2013, all investments of the Huntington Short/Intermediate Fixed Income Securities Fund utilized Level 2 inputs in valuing the Fund’s assets carried at fair value, except for the Investment Company which is considered a Level 1 input.

The following is a summary of the inputs used, as of August 31, 2013, in valuing the Federated Short-Intermediate Total Return Bond Fund’s assets carried at fair value:

Valuation Inputs
	Level 1— Quoted Prices and Investments In Investment Companies	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$--	$78,169,489	$--	$78,169,489
Collateralized Mortgage Obligations	--	15,136,232	--	15,136,232
Government Agency	--	1,512,028	--	1,512,028
U.S. Treasury	--	44,709,900	--	44,709,900
Investment Company	1,137,084	--	--	1,137,084
TOTAL SECURITIES	$1,137,084	$139,527,649	$--	$140,664,733
OTHER FINANCIAL INSTRUMENTS*	$(380,088)	$--	$--	$(380,088)
*	Other financial instruments include futures contracts.

The following is a summary of the inputs used, as of August 31, 2013, in valuing the Federated Short-Intermediate Total Return Bond Fund Proforma Combined’s assets carried at fair value:

Valuation Inputs
	Level 1— Quoted Prices and Investments In Investment Companies	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$--	$213,653,310	$--	$213,653,310
Collateralized Mortgage Obligations	--	15,136,232	--	15,136,232
Government Agency	--	16,392,792	--	16,392,792
U.S. Treasury	--	48,986,131	--	48,986,131
Investment Company	2,239,409	--	--	2,239,409
TOTAL SECURITIES	$2,239,409	$294,168,465	$--	$296,407,874
OTHER FINANCIAL INSTRUMENTS*	$(380,088)	$--	$--	$(380,088)
*	Other financial instruments include futures contracts.

(See Notes to Pro Forma Financial Statements)

Huntington Short/Intermediate Fixed Income Securities Fund
Federated Short-Intermediate Total Return Bond Fund
Pro Forma Combining Statements of Assets & Liabilities
August 31, 2013 (unaudited)
					Federated
					Short-
	Huntington	Federated			Intermediate
	Short/	Short-			Total Return
	Intermediate	Intermediate			Bond
	Fixed Income	Total Return			Fund
	Securities	Bond	Pro Forma		Pro Forma
	Fund	Fund	Adjustment		Combined
Assets:
Total investments in securities, at value	$155,743,141	$140,664,733	$0		$296,407,874
Cash	0	0	0		0
Income receivable	1,072,670	1,127,754	0		2,200,424
Receivable for shares sold	0	57,677	0		57,677
Prepaid assets	10,835	0	(10,835)	(a)	0
Total assets	156,826,646	141,850,164	(10,835)		298,665,975
Liabilities:
Payable for shares redeemed	0	322,418	0		322,418
Payable for daily variation margin	0	70,477	0		70,477
Income distribution payable	131,465	25,788	0		157,253
Payable to transfer agent	3,896	15,203	0		19,099
Payable for auditing fees	17,947	25,500	0		43,447
Payable for shareholder services fee	33,609	6,617	0		40,226
Accrued expenses	117,968	19,472	0		137,440
Total liabilities	304,885	485,475	0		790,360
Net Assets	$156,521,761	$141,364,689	($10,835)		$297,875,615
Net Assets Consists of:
Paid-in capital	$154,956,498	$144,251,248	($10,835)	(a)	$299,196,911
Net unrealized appreciation (depreciation) of investments and fuutres contracts	583,690	(3,552,003)	0		(2,968,313)
Undistributed net investment income	193	5,208	0		5,401
Accumulated net realized gain on investments and futures contracts	981,380	660,236	0		1,641,616
Total Net Assets	$156,521,761	$141,364,689	($10,835)		$297,875,615

Net Asset Value, Offering Price and Redemption Proceeds Per Share

Net Assets
Class A Shares	$7,387,044	-	($511)	(b)	$7,386,533
Institutional Shares	$149,134,717	106,396,094	($10,324)	(b)	$255,520,487
Service Shares	-	$34,968,595	$0		$34,968,595

Shares Outstanding
Class A Shares	371,824	-	340,474	(b)	712,298
Institutional Shares	7,507,655	10,263,586	6,872,711	(b)	24,643,952
Service Shares	-	3,374,130	-		3,374,130

Net Asset Value Per Share
Class A Shares	$19.87	-	-		$10.37
Institutional Shares	$19.86	$10.37	-		$10.37
Service Shares	-	$10.36	-		$10.36

Offering Price Per Share
Class A Shares	$20.17	-	-		$10.47
Institutional Shares	$19.86	$10.37	-		$10.37
Service Shares	-	$10.36	-		$10.36

Redemption Proceeds Per Share
Class A Shares	$19.87	-			$10.37
Institutional Shares	$19.86	$10.37	-		$10.37
Service Shares	-	$10.36	-		$10.36

Investments, at identified cost	$155,159,452	$143,836,648	$0		$298,996,100

Note: Class A Shares of Federated Short-Intermediate Total Return Bond Fund will be effective prior to the Reorganization.

(a) Adjustment for prepaid expenses which will not transfer as a result of the reorganization.
(b) Adjustment to reflect asset/share balance as a result of the reorganization.

(See Notes to Pro Forma Financial Statements)

Huntington Short/Intermediate Fixed Income Securities Fund
Federated Short-Intermediate Total Return Bond Fund
Pro Forma Combining Statements of Operations
August 31, 2013 (unaudited)
					Federated
					Short-
	Huntington	Federated			Intermediate
	Short/	Short-			Total Return
	Intermediate	Intermediate			Bond
	Fixed Income	Total Return			Fund
	Securities	Bond	Pro Forma		Pro Forma
	Fund	Fund	Adjustment		Combined
Investment Income:
Dividends	$0	$436,603	$0		$436,603
Interest	3,964,733	4,499,248	0		8,463,981
Total Investment Income	3,964,733	4,935,851	0		8,900,584
Expenses:
Investment advisor fee	919,567	949,827	(205,179)	(a)	1,664,215
Administrative fee	333,079	190,820	(189,559)	(b)	334,340
Custodian fees	50,212	16,862	(37,530)	(c)	29,544
Transfer agent fee	40,675	174,808	(25,963)	(d)	189,520
Directors'/Trustees' fees	16,821	1,972	(14,343)	(e)	4,450
Auditing fees	24,873	26,000	(24,873)	(f)	26,000
Legal fees	15,840	7,108	(10,248)	(g)	12,700
Portfolio accounting fees	15,272	99,780	59,775	(h)	174,827
Distribution services fee- Class A	23,797	0	(23,797)	(i)	0
Shareholder services fee- Class A	23,797	0	0		23,797
Shareholder services fee- Institutional Shares	435,987	0	(435,987)	(j)	0
Shareholder services fee- Service Shares	0	354,657	0		354,657
Account administration fee-Service Shares	0	163	0		163
Share registration costs	29,337	45,025	4,528	(k)	78,889
Printing and postage	8,626	21,539	5,150	(l)	35,315
Chief Compliance Officer	4,351	0	(4,351)	(m)	0
Insurance premiums	8,423	4,580	(8,373)	(n)	4,630
Miscellaneous	17,520	1,901	(16,921)	(o)	2,500
Total Expenses	1,968,176	1,895,042	(927,671)		2,935,547
Waiver/reimbursement of investment adviser fee	0	(794,732)	(456,009)	(p)	(1,250,741)
Net Expenses	1,968,176	1,100,310	(1,383,679)		1,684,807
Net Investment Income	1,996,557	3,835,541	1,383,679		7,215,777
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments	1,868,409	1,018,663	0		2,887,072
Net realized gain on futures contracts	0	1,933,068	0		1,933,068
Net change in unrealized appreciation of investments	(5,137,862)	(9,086,723)	0		(14,224,585)
Net change in unrealized depreciation of futures contracts	0	269,358	0		269,358
Net realized and unrealized loss on investments and futures contracts	(3,269,453)	(5,865,634)	0		(9,135,087)
Change in net assets resulting from operations	($1,272,896)	($2,030,093)	$1,383,679		($1,919,310)

(See Notes to Pro Forma Financial Statements)

Huntington Short/Intermediate Fixed Income Securities Fund

Federated Short-Intermediate Total Return Bond Fund

Notes to Pro Forma Financial Statements

For the Period Ended August 31, 2013 (unaudited)

Note 1. Description of the Funds

Huntington Short/Intermediate Fixed Income Securities Fund is a portfolio of The Huntington Funds, which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Federated Short-Intermediate Total Return Bond Fund, a portfolio of Federated Institutional Trust, is registered under the Act as an open-end management investment company. Huntington Short/Intermediate Fixed Income Securities Fund consists of two classes of shares: Class A Shares and Institutional Shares. Federated Short-Intermediate Total Return Bond Fund consists of two classes of shares: Institutional Shares and Service Shares. Class A Shares will be effective prior to the Reorganization.

Note 2. Basis of Combination

The accompanying unaudited Pro Forma Combining Portfolios of Investments, Statements of Assets and Liabilities and Statements of Operations (Pro Forma Financial Statements) reflect the accounts of Huntington Short/Intermediate Fixed Income Securities Fund and Federated Short-Intermediate Total Return Bond Fund (individually referred to as the “Fund”, or collectively as the “Funds”), for the year ended August 31, 2013. These statements have been derived from the books and records utilized in calculating daily net asset values at August 31, 2013.

The Pro Forma Financial Statements should be read in conjunction with the historical financial statements of Huntington Short/Intermediate Fixed Income Securities Fund and Federated Short-Intermediate Total Return Bond Fund, which have been incorporated by reference in the Statement of Additional Information. The Funds follow generally accepted accounting principles in the United States of America applicable to management investment companies which are disclosed in the historical financial statements.

The Pro Forma Financial Statements give effect to the proposed exchange of assets of Class A Shares and Institutional Shares of Huntington Short/Intermediate Fixed Income Securities Fund for Class A Shares and Institutional of Federated Short-Intermediate Total Return Bond Fund. Under generally accepted accounting principles, Federated Short-Intermediate Total Return Bond Fund will be the surviving entity for accounting purposes with its historical cost of investment securities and results of operations being carried forward.

The Pro Forma Financial Statements have been adjusted to reflect the anticipated advisory fee arrangement for the surviving entity, if necessary. Certain other operating costs have also been adjusted to reflect anticipated expenses of the combined entity. Other costs which may change as a result of the reorganization are currently undeterminable.

For the year ended August 31, 2013, Huntington Short/Intermediate Fixed Income Securities Fund and Federated Short-Intermediate Total Return Bond Fund paid investment advisory fees computed at the annual rate of 0.50% and 0.39%, respectively, as a percentage of average daily net assets.

The investment advisers of Huntington Short/Intermediate Fixed Income Securities Fund and Federated Short-Intermediate Total Return Bond Fund or their affiliates will pay the direct expenses and all the indirect expenses of the Reorganization.

Note 3. Portfolio Valuation

In calculating its net asset value (NAV), the Federated Short-Intermediate Total Return Bond Fund generally values investments as follows:

•	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
•	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer’s creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment’s fair value, in which case it would be valued in the same manner as a longer-term security.
•	Shares of other mutual funds are valued based upon their reported NAVs.

• Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
•	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation

The Trustees of Federated Short-Intermediate Total Return Bond Fund have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser’s affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuations methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

With respect to Huntington Short/Intermediate Fixed Income Securities Fund, debt securities traded on a national securities exchange or in the over-the-counter market are valued at the last reported sales price on the principal exchange. If there is no reported sale on the principal exchange, and for all other debt securities, debt securities are valued at a bid price estimated by the security pricing service. Short-term investments with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost.

Securities for which market quotations are not readily available are valued at fair value under Trust procedures approved by the Huntington Trustees. In these cases, a Pricing Committee established and appointed by the Huntington Trustees determines in good faith, subject to Trust procedures, the fair value of portfolio securities held by a Fund (“good faith fair valuation”). When a good faith fair valuation of a security is required, consideration is generally given to a number of factors including, but not limited to the following: dealer quotes, published analyses by dealers or analysts regarding the security, transactions which provide implicit valuation of the security (such as a merger or tender offer transaction), the value of other securities or contracts which derive their value from the security at issue, and the implications of any other circumstances which have caused trading in the security to halt. With respect to certain narrow categories of securities, the procedures utilized by the Pricing Committee detail specific valuation methodologies to be applied in lieu of considering the aforementioned list of factors.

Fair valuation procedures are also used when a significant event affecting the value of a portfolio security is determined to have occurred between the time when the price of the portfolio security is determined and the close of trading on the NYSE. An event is considered significant if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. For domestic fixed income securities, such events may occur where the cut-off time for the market information used by the independent pricing services is earlier than the end of the regular trading on the NYSE.

Note 4. Shares of Beneficial Interest

The Pro Forma Class A Shares and Institutional Shares net asset value per share assumes the issuance of 712,298 Class A Shares and 14,380,366 Institutional Shares of Federated Short-Intermediate Total Return Bond Fund in exchange for 371,824 Class A Shares and 7,507,655 Institutional Shares of Huntington Short/Intermediate Fixed Income Securities Fund, which would have been outstanding at August 31, 2013 in connection with the proposed reorganization, assuming the two Funds had been combined as of such date.

Note 5. Federal Income Taxes

Each Fund has elected to be taxed as a “regulated investment company” under the Internal Revenue Code. After the acquisition, Federated Short-Intermediate Total Return Bond Fund intends to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended August 31, 2013, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of August 31, 2013, tax years 2010 through 2013 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

Note 6. Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenue reported in the financial statements. Actual results could differ from those estimated.

Note 7. Pro Forma Adjustments

a)	Huntington Asset Advisors, Inc. is the investment adviser for Huntington Short/Intermediate Fixed Income Securities Fund. Federated Investment Management Company is the investment adviser for Federated Short-Intermediate Total Return Bond Fund. The advisory agreement between Huntington Short/Intermediate Fixed Income Securities Fund and the Adviser provides for an annual fee based on a percentage of the Fund’s average daily net assets on a tiered basis: 0.50% up to $500 million; 0.45% on the next $500 million and 0.40% in excess of $1 billion. The advisory agreement between Federated Short-Intermediate Total Return Bond Fund and the Adviser provides for an annual fee equal to 0.30% of the Fund’s average daily net assets. Prior to June 24, 2013, the annual advisory fee was 0.40% of the Fund’s average daily net assets. An adjustment to the combined investment adviser fee reflects the fee structure of Federated Short-Intermediate Total Return Bond Fund based on the combined assets of Federated Short-Intermediate Total Return Bond Fund Pro Forma Combined.

b)	Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Federated Short-Intermediate Total Return Bond Fund with certain administrative personnel and services necessary to operate the Fund. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds. Under a similar plan, Huntington Asset Services, Inc. provides Huntington Short/Intermediate Fixed Income Securities Fund with certain administrative personnel and services necessary to operate the Fund. An adjustment to the combined administrative personnel and services fee reflects the fee structure of Federated Short-Intermediate Total Return Bond Fund Pro Forma Combined.

c)	Adjustment to reflect the combining of two portfolios into one and custodian fees based upon the current expense structure for Federated Short-Intermediate Total Return Bond Fund Pro Forma Combined.

d)	Adjustment to reflect the combining of two portfolios into one and transfer agent fees based upon the current expense structure for Federated Short-Intermediate Total Return Bond Fund Pro Forma Combined.

e)	Adjustment to reflect the combining of two portfolios into one and Directors/Trustees fees based upon the current expense structure for Federated Short-Intermediate Total Return Bond Fund Pro Forma Combined.

f)	Adjustment to reflect the combining of two portfolios into one and auditing fees based upon the current expense structure for Federated Short-Intermediate Total Return Bond Fund Pro Forma Combined.

g)	Adjustment to reflect the combining of two portfolios into one and legal fees based upon the current expense structure for Federated Short-Intermediate Total Return Bond Fund Pro Forma Combined.

h)	Adjustment to reflect the combining of two portfolios into one and portfolio accounting fees based upon the current expense structure for Federated Short-Intermediate Total Return Bond Fund Pro Forma Combined.

i)	Adjustment to reflect the removal of distribution fees for Huntington Short/Intermediate Fixed Income Securities Fund from Federated Short-Intermediate Total Return Bond Fund Pro Forma Combined since Class A Shares of Federated Short-Intermediate Total Return Bond Fund do not currently incur a similar fee.

j)	Adjustment to reflect the removal of shareholder services fees for Huntington Short/Intermediate Fixed Income Securities Fund from Federated Short-Intermediate Total Return Bond Fund Pro Forma Combined since Institutional Shares of Federated Short-Intermediate Total Return Bond Fund do not currently incur a similar fee.

k)	Adjustment to reflect the combining of two portfolios into one and share registration costs based upon the current expense structure for Federated Short-Intermediate Total Return Bond Fund Pro Forma Combined.

l)	Adjustment to reflect the combining of two portfolios into one and printing and postage costs based upon the current expense structure for Federated Short-Intermediate Total Return Bond Fund Pro Forma Combined.

m)	Adjustment to reflect removal of Chief Compliance Officer fees for Huntington Short/Intermediate Fixed Income Securities Fund from Federated Short-Intermediate Total Return Bond Fund Pro Forma Combined since Federated Short-Intermediate Total Return Bond Fund does not currently incur a similar fee.

n)	Adjustment to reflect the combining of two portfolios into one and insurance premiums based upon the current expense structure for Federated Short-Intermediate Total Return Bond Fund Pro Forma Combined.

o)	Adjustment to reflect the combining of two portfolios into one and miscellaneous expenses based upon the current expense structure for Federated Short-Intermediate Total Return Bond Fund Pro Forma Combined.

p)	Adjustment to reflect the voluntary waiver of investment advisory fees on the average daily net assets of Federated Short-Intermediate Total Return Bond Fund Pro Forma Combined. The adviser of Federated Short-Intermediate Total Return Bond Fund and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund’s Institutional Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.35% up to but not including the later of (the “Termination Date”); (a) February 1, 2015; or (b) the date of the Fund’s next effective Prospectus. While the adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or increased prior to the Termination Date with the agreement of the Fund’s Trustees.

FEDERATED TOTAL RETURN BOND FUND, a portfolio of FEDERATED TOTAL RETURN SERIES, INC.

FEDERATED TOTAL RETURN GOVERNMENT BOND FUND

FEDERATED MORTGAGE FUND, a portfolio of FEDERATED TOTAL RETURN SERIES, INC.

FEDERATED OHIO MUNICIPAL INCOME FUND, a portfolio of FEDERATED MUNICIPAL SECURITIES INCOME TRUST

FEDERATED SHORT-INTERMEDIATE TOTAL RETURN BOND FUND, a portfolio of FEDERATED INSTITUTIONAL TRUST

Investment Adviser, Administrator and Distributor

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222

HUNTINGTON FIXED INCOME SECURITIES FUND

HUNTINGTON INTERMEDIATE GOVERNMENT INCOME FUND

HUNTINGTON MORTGAGE SECURITIES FUND

HUNTINGTON OHIO TAX-FREE FUND

HUNTINGTON SHORT/INTERMEDIATE FIXED INCOME SECURITIES FUND

Each a portfolio of THE HUNTINGTON FUNDS

Investment Adviser, Administrator and Distributor

2960 North Meridian Street

Indianapolis, Indianapolis 46208

Item 15. Indemnification

(1) Indemnification is provided to Officers and Trustees of the Registrant pursuant to Section 2 of Article XI of Registrant’s Declaration of Trust. The Investment Advisory Contract provides that, in the absence of willful misfeasance, bad faith, gross negligence, or reckless disregard of the obligations or duties under the Investment Advisory Contract on the part of Adviser, Adviser shall not be liable to the Registrant or to any shareholder for any act or omission in the course of or connected in any way with rendering services or for any losses that may be sustained in the purchase, holding, or sale of any security. Registrant’s Trustees and Officers are covered by an Investment Trust Errors and Omissions Policy.

(2) Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, Officers, and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission (the “SEC”), such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by Trustees, Officers, or controlling persons of the Registrant in connection with the successful defense of any act, suit, or proceeding) is asserted by such Trustees, Officers, or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

(3) Insofar as indemnification for liabilities may be permitted pursuant to Section 17 of the Investment Company Act of 1940 for Trustees, Officers, and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware of the position of the SEC as set forth in Investment Company Act Release No. IC-11330. Therefore, the Registrant undertakes that in addition to complying with the applicable provisions of the Declaration of Trust or otherwise, in the absence of a final decision on the merits by a court or other body before which the proceeding was brought, that an indemnification payment will not be made unless in the absence of such a decision, a reasonable determination based upon factual review has been made (i) by a majority vote of a quorum of non-party Trustees who are not interested persons of the Registrant or (ii) by independent legal counsel in a written opinion that the indemnitee was not liable for an act of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties. The Registrant further undertakes that advancement of expenses incurred in the defense of a proceeding (upon undertaking for repayment unless it is ultimately determined that indemnification is appropriate) against an Officer, Trustee, or controlling person of the Registrant will not be made absent the fulfillment of at least one of the following conditions: (i) the indemnitee provides security for his undertaking; (ii) the Registrant is insured against losses arising by reason of any lawful advances; or (iii) a majority of a quorum of disinterested non-party Trustees or independent legal counsel in a written opinion makes a factual determination that there is reason to believe the indemnitee will be entitled to indemnification.

Item 16. Exhibits

(1.0)
1.1	Conformed copy of Articles of Incorporation of the Registrant;	(1)
1.2	Conformed copy of Articles of Amendment of Articles of Incorporation of the Registrant;	(2)
1.3	Conformed copies of Articles of Amendments Nos. 5-12 to the Articles of Amendment to the Articles of Incorporation of the Registrant;	(19)
1.4	Conformed copy of Amendment No. 13 to the Articles of Incorporation of the Registrant;	(21)
1.5	Conformed copy of Amendment No. 14 to the Articles of Incorporation of the Registrant;	(25)
1.6	Conformed copy of Amendment No. 15 to the Articles of Incorporation of the Registrant;	(27)
1.7	Conformed copy of Amendment No. 16 to the Articles of Incorporation of the Registrant;	(32)
1.8	Conformed copy of Amendment No. 17 & 18 to the Articles of Incorporation of the Registrant;	(42)

(2.0)
2.1	Copy of By-Laws of the Registrant;	(1)
2.2	Copies of Amendments Nos. 1-3 to the By-Laws of the Registrant;	(16)
2.3	Copy of Amendment No. 4 to the By-Laws of the Registrant;	(22)
2.4	Copy of Amendment No. 5 to the By-laws of the Registrant;	(25)
2.5	Copy of Amendment No. 6 to the By-laws of the Registrant;	(27)
2.6	Copy of Amendment No. 7 to the By-laws of the Registrant	(29)
2.7	Copy of Amendment No. 8 to the By-laws of the Registrant	(32)

(3.0)	Not Applicable

(4.0)	Form of Agreement and Plan of Reorganization is filed herein as Annex A to the Prospectus/Proxy Statement	(+)

(5.0)	Not Applicable

(6.0)
6.1	Copy of Investment Advisory Contract of the Registrant and conformed copies of Exhibits A and B of Investment Advisory Contract of the Registrant;	(7)
6.2	Conformed copy of Exhibit C to the Investment Advisory Contract of the Registrant;	(19)
6.3	Conformed copies of Exhibits D and E to the Investment Advisory Contract of the Registrant;	(11)
6.4	Conformed copy of Exhibit F to the Investment Advisory Contract of the Registrant;	(18)
6.5	Conformed copy of Amendment dated June 01, 2001 to the Investment Advisory Contract of the Registrant;	(20)
6.6	Conformed copy of Limited Power of Attorney and Schedule 1 to the Limited Power of Attorney of Investment Advisory Contract of the Registrant;	(19)
6.7	Conformed copy of amendment 1 to exhibit A to the Investment Advisory Contract of the Registrant	(36)

(7.0)
7.1	Copy of Distributor's Contract of the Registrant and Conformed copies of Exhibits A, B, C and D to the Distributor's Contract of the Registrant;	(4)
7.2	Copy of Distributor's Contract of the Registrant and Conformed copies of Exhibits E and F to Distributor's Contract of the Registrant;	(10)
7.3	Conformed copies of Exhibits G and H to Distributor's Contract of the Registrant;	(11)
7.4	Conformed copy of Exhibit I to Distributor’s Contract of the Registrant;	(19)
7.5	Conformed copy of Exhibit J to Distributor’s Contract of the Registrant;	(20)
7.6	Conformed copy of Amendment dated June 1, 2001 to the Distributor’s Contract of the Registrant;	(20)
7.7	Conformed copy of Distributor’s Contract and Exhibit 1 Amendment to Distribution Plan of the Registrant (Class B Shares);	(20)
7.8	Conformed copy of Exhibit K to Distributor’s Contract of the Registrant;	(21)
7.9	Conformed copy of Exhibit L to Distributor's Contract of the Registrant;	(22)
7.10	Conformed copy of Amendment to the Distributor’s Contract (Class B Shares)of the Registrant;	(21)
7.11	Conformed copy of Exhibit M to Distributor’s Contract (Class K Shares) of the Registrant;	(24)
7.12	Conformed copy of Amendment dated October 01, 2003 to Distributor’s Contract of the Registrant;	(25)
7.13	The Registrant hereby incorporates the conformed copy of the specimen Mutual Funds Sales and Service Agreement; Mutual Funds Service Agreement; and Plan Trustee/Mutual Funds Service Agreement from Item 24(b)(6) of the Cash Trust Series II Registration Statement on Form N-1A, filed with the Commission on July 24, 1995. (File Numbers 33-38550 and 811-6269).

(8.0)	Not applicable

(9.0)
9.1	Conformed copy of the Custodian Contract of the Registrant;	(22)
9.2	Amendment to the Custodian Contract of the Registrant;	(34)
9.3	Conformed copy of Fourth and Fifth Amendments to the Custodian Contract;	(42)

(10.0)
10.1	Conformed copy of Distribution Plan and Exhibits A and B of the Registrant;	(11)
10.2	Conformed Copy of the Distribution Plan with Exhibits A through E, attached;	(28)
10.3	Conformed copy of Exhibit C to Distribution Plan of the Registrant;	(10)
10.4	Conformed copy of Exhibits D and E to Distribution Plan of the Registrant;	(11)
10.5	Conformed copy of Exhibits F and G to Distribution Plan of the Registrant;	(20)
10.6	Conformed copy of Exhibit H to Distribution Plan of the Registrant;	(23)
10.7	The responses described in Item 23I(viii) are hereby incorporated by reference;
10.8	Conformed copy of Exhibit I to Distribution Plan of the Registrant;	(24)
10.9	The Registrant hereby incorporates the Copy of the Multiple Class Plan and attached Exhibits from Item(n) of the Federated Short-Term Municipal Trust Registration Statement on Form N-1A, filed with the Commission on August 28, 2006. (File Nos. 2-72277 and 811-3181)
10.10	Conformed copy of the Class A Shares Exhibit to the Multiple Class Plan, revised 9/17/07;	(34)
10.11	Conformed copy of the Class B Shares Exhibit to the Multiple Class Plan, revised 6/22/07;	(34)
10.12	Conformed copy of the Class C Shares exhibit to the Multiple Class Plan, revised 9/17/07;	(34)
10.13	Conformed copy of the Institutional Shares Exhibit and Class K Shares Exhibit to the Multiple Class Plan, revised 9/1/08	(35)
10.14	Conformed copy of the Institutional Shares Exhibit and Institutional Service Shares Exhibit to the Multiple Class Plan, revised 12/01/08	(36)
10.15	Conformed copy of the Institutional Shares Exhibit to the Multiple Class Plan, revised 6/15/09	(37)
10.16	Conformed copy of the Institutional Service Shares Exhibit to the Multiple Class Plan, revised 4/7/2009	(37)
10.17	Conformed copy of the Class A Shares Exhibit to the Multiple Class Plan, revised 9/18/09;	(38)
10.18	Conformed copy of the Class B Shares Exhibit to the Multiple Class Plan, revised 9/18/09;	(38)
10.19	Conformed copy of the Class C Shares Exhibit to the Multiple Class Plan, revised 9/18/09;	(38)
10.20	Conformed copy of the Class K Shares Exhibit to the Multiple Class Plan, revised 9/18/09;	(38)
10.21	Conformed copy of the Institutional Shares Exhibit to the Multiple Class Plan, revised 9/18/09;	(38)
10.22	Conformed copy of the Class A Shares Exhibit to the Multiple Class Plan, revised 1/15/10;	(39)
10.23	Conformed copy of the Class B Shares Exhibit to the Multiple Class Plan, revised 12/1/09;	(39)
10.24	Conformed copy of the Class C Shares Exhibit to the Multiple Class Plan, revised 12/14/09;	(39)
10.25	Conformed copy of the Class F Shares Exhibit to the Multiple Class Plan, revised 12/1/09;	(39)
10.26	Conformed copy of the Institutional Service Shares Exhibit to the Multiple Class Plan, revised 1/1/10;	(39)
10.27	Conformed copy of the Institutional Shares Exhibit to the Multiple Class Plan, revised 12/1/09;	(39)
10.28	Copy of the Class B Shares Exhibit to the Multiple Class Plan, revised 6/30/10; Copy of the Class A Shares Exhibit to the Multiple Class Plan, revised 9/1/10; copy of the Institutional Service Shares Exhibit to the Multiple Class Plan, revised 6/3010;	(40)
10.29	Conformed copy of the Class R Shares (formerly, Class K Shares) Exhibit to the Multiple Class Plan, revised 12/31/10;	(41)
10.30	Conformed copy of the Class R Shares Exhibit to the Multiple Class Plan, revised 01/31/2011 and Institutional Service Shares, revised 09/30/2011;	(42)
10.31	Conformed copy of the Class B Shares Exhibit to the Multiple Class Plan, revised 12/01/11	(43)
10.32	Copy of Multiple Class Plan with Classes A, B, C and F Exhibits attached; all Exhibits revised 12/1/12	(45)
10.33	Conformed copy of the Class R Shares Exhibit to the Multiple Class Plan, revised 6/1/13;	(46)

(11.0)	Form of Opinion and consent of Counsel as to the legality of shares being registered;	(+)

(12.0)	Form of opinion regarding tax consequences of the Reorganization	To be filed by amendment

(13.0)
13.1	Conformed copy of Fund Accounting Services, Administrative Services, Transfer Agency Services, and Custody Services Procurement Agreement of the Registrant;	(13)
13.2	Conformed copy of Amendment to Fund Accounting Services, Administrative Services, Transfer Agency Services, and Custody Services Procurement Agreement of the Registrant;	(21)
13.3	Conformed copy of the Amended and Restated Agreement for Administrative Services between Federated Administrative Services and the Registrant dated 9/1/2012	(44)
13.4	The responses described in Item 23(e)(iii) are hereby incorporated by reference;
13.5	Conformed copy of Principal Shareholder Servicer’s Agreement (Class B Shares) of the Registrant;	(20)
13.6	Conformed copy of Shareholder Services Agreement (Class B Shares) of the Registrant;	(20)
13.7	The Registrant hereby incorporates the conformed copy of the Second Amended and Restated Services Agreement, with attached Schedule 1 revised 6/30/04, from Item (h) (vii) of the Cash Trust Series, Inc. Registration Statement on Form N-1A, filed with the Commission on July 29, 2004. (Files Nos. 33-29838-811-5843).
13.8	Confirmed copy of the Financial Administration and Accounting Services Agreement, dated January 1, 2007, with attached Exhibit A;	(34)
13.9	The Registrant hereby incorporates by reference the conformed copy of Amendment No. 3 to the Agreement for Administrative Services between Federated Administrative Services Company and the Registrant dated June 1, 2005, from Item 23 (h) (ii) of the Cash Trust Series, Inc. Registration Statement on Form N-1A, filed with the Commission on July 27, 2005. (File Nos. 33-29838 and 811-5843);
13.10	The Registrant hereby incorporates the conformed copy of Transfer Agency and Service Agreement between the Federated Funds and State Street Bank and Trust Company from Item 23(h)(viii)of the Federated Total Return Government Bond Fund Registration Statement on Form N-1A, filed with the Commission on April 28, 2006 (File Nos. 33-60411 and 811-07309).
13.11	Amendment to Transfer Agency and Service Agreement	(35)
13.12	Conformed copy of Financial Administration and Accounting Services Agreement, dated March 1, 2011;	(42)
13.13	Conformed copy of Amended and Restated Agreement for Administrative Services dated 9/1/2012	(46)

(14.0)
14.1	Conformed copy of Consent of Independent Registered Public Accounting Firm; (Ernst & Young LLP)	(+)
14.2	Conformed copy of Consent of Independent Registered Public Accounting Firm; (KPMG)	(+)
14.3	Conformed copy of Consent of Independent Registered Public Accounting Firm (Huntington); (Ernst & Young LLP)	(+)
14.4	Conformed copy of Joint Unanimous Written Consent of Directors of the Surviving Funds Registrants (Federated Total Return Series, Inc.)	(+)
14.5	Conformed copy of Joint Unanimous Written Consent of Directors of the Surviving Funds Registrants regarding signatures on POA dated March 13, 2014	(+)

(15.0)	Not Applicable

(16.0)
16.1	Conformed copy of Power of Attorney of the Registrant;	(19)
16.2	Conformed copy of Power of Attorney for Treasurer of the Registrant;	(30)
16.3	Conformed copy of Power of Attorney for Director for the Registrant;	(30)
16.4	Conformed copy of Power of Attorney for Director of the Registrant;	(31)
16.5	Conformed copy of Power of Attorney for Director of the Registrant;	(32)
16.6	Conformed copy of Power of Attorney of R. James Nicholson, Director of the Registrant	(35)
16.7	Conformed copy of Power of Attorney of Maureen Lally-Green, Director of the Registrant	(37)
16.8	Conformed copy of Power of Attorney of Lori A. Hensler, Treasurer of the Registrant	(46)
16.9	Conformed copy of Power of Attorney of John T. Collins, Director of the Registrant	(46)
16.10	Conformed copy of Power of Attorney of P. Jerome Richey, Director of the Registrant	(46)
16.11	Conformed copy of Power of Attorney of Trustees for Registration Statement on Form N-14 dated March 13, 2014	(+)

(17.0)	Form of Proxy Card	(+)

+	Exhibit is being filed electronically with registration statement; indicate by footnote

ALL RESPONSES ARE INCORPORATED BY REFERENCE TO A POST-EFFECTIVE AMENDMENT (PEA) OF THE REGISTRANT FILED ON FORM N-1A (FILE NOS. 1933 Act No. 811-7115 and 1940 Act No. 33-50773)
1	Response is incorporated by reference to Registrant’s Initial Registration Statement on Form N-1A filed October 25, 1993.
2	PEA No. 1 filed December 21, 1993
3	PEA No. 2 filed January 13, 1994
4	PEA No. 3 filed May 27, 1994
7	PEA No. 4 filed June 6, 1995
10	PEA No. 8 filed November 27, 1996
11	PEA No. 9 filed March 31, 1997
13	PEA No. 13 filed November 26, 1997
16	PEA No. 16 filed October 28, 1998
18	PEA No. 20 filed February 15, 2000
19	PEA No. 23 filed November 29, 2000
20	PEA No. 24 filed July 26, 2001
21	PEA No. 25 filed November 29, 2001
22	PEA No. 28 filed November 27, 2002
23	PEA No. 30 filed February 7 2003
24	PEA No. 31 filed April 07, 2003
25	PEA No. 32 filed November 26, 2003
26	PEA No. 34 filed January 29, 2004
27	PEA No. 35 filed November 18, 2004
28	PEA No. 36 filed November 29, 2004
29	PEA No. 38 filed November 28, 2005
30	PEA No. 39 filed January 30, 2006
31	PEA No. 40 filed November 15, 2006
32	PEA No. 41 filed November 28, 2006
33	PEA No. 42 filed January 29, 2007
34	PEA No. 44 filed November 19, 2007
35	PEA No. 47 filed November 25, 2008
36	PEA No. 48 filed January 29, 2009
37	PEA No. 48 filed September 29, 2009
38	PEA No. 50 filed November 30, 2009
39	PEA No. 52 filed January 29, 2010
40	PEA No. 53 filed November 29, 2010
41	PEA No. 54 filed January 27, 2011
42	PEA No. 57 filed November 28, 2011
43	PEA No. 59 filed January 27, 2012
44	PEA No. 61 filed November 27, 2012
45	PEA No. 63 filed January 25, 2013
46	PEA No. 65 filed November 26, 2013

Item 17 Undertakings:

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c] the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective and that in determining any liability under the 1933 Act each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant agrees to file by Post-Effective Amendment the opinion of counsel regarding the tax consequences of the proposed reorganization required by Item 16(12) of Form N-14 within a reasonable time after receipt of such opinion.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant, FEDERATED TOTAL RETURN SERIES, INC., has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 14th day of March, 2014.

FEDERATED TOTAL RETURN SERIES, INC.
BY: /s/ Andrew P. Cross Andrew P. Cross, Assistant Secretary
Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on Form N-14 has been signed below by the following person in the capacity and on the date indicated:

NAME	TITLE	DATE
BY: /s/ Andrew P. Cross Andrew P. Cross, Assistant Secretary	Attorney In Fact For the Persons Listed Below	March 14, 2014
John F. Donahue *	Director
J. Christopher Donahue *	President and Director (Principal Executive Officer)
Lori A. Hensler*	Treasurer (Principal Financial Officer)
John T. Collins*	Director
Maureen Lally-Green*	Director
Peter E. Madden*	Director
Charles F. Mansfield, Jr.*	Director
Thomas O’Neill*	Director
P. Jerome Richey*	Director
John S. Walsh*	Director
*By Power of Attorney